[GRAPHIC:  PHOTO OF TRAFFIC CLOVERLEAF]      Nations Short-Term
                                             Municipal Income Fund

                                             Nations Intermediate
                                             Municipal Bond Fund

                                             Nations Municipal
                                             Income Fund

                                             Nations CA Municipal
                                             Bond Fund

                                             Nations FL Intermediate
                                             Municipal Bond Fund

                                             Nations FL Municipal
                                             Bond Fund

                                             Nations GA Intermediate
                                             Municipal Bond Fund

                                             Nations GA Municipal
                                             Bond Fund

                                             Nations KS Municipal
                                             Income Fund

                                             Nations MD Intermediate
                                             Municipal Bond Fund

                                             Nations MD Municipal
                                             Bond Fund

                                             Nations NC Intermediate
                                             Municipal Bond Fund

                                             Nations NC Municipal
                                             Bond Fund

                                             Nations SC Intermediate
                                             Municipal Bond Fund

                                             Nations SC Municipal
                                             Bond Fund

                                             Nations TN Intermediate
                                             Municipal Bond Fund

                                             Nations TN Municipal
                                             Bond Fund

                                             Nations TX Intermediate
                                             Municipal Bond Fund

                                             Nations TX Municipal
                                             Bond Fund

                                             Nations VA Intermediate
                                             Municipal Bond Fund

                                             Nations VA Municipal
                                             Bond Fund




MUNICIPAL
BOND FUNDS

ANNUAL REPORT FOR THE YEAR
ENDED MARCH 31, 2001


                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The 12-month period ending March 31, 2001 marked one of the most difficult periods for investors in recent memory. As an investor, you've probably asked yourself many times over "When will it end?" The U.S. stock market has taken investors on a very wild ride during the past year and, more so, during the first quarter of 2001. After reaching all-time highs in early 2000, each of the three major stock market indexes -- the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index (S&P 500) and Nasdaq Composite Index (Nasdaq)(1) -- all ended the year 2000 in negative territory. To make matters worse, after some modest gains in January 2001, each of these indexes declined to levels not seen since 1998. It was the first time in a long time that both the S&P 500 and Nasdaq entered bear market territory -- defined by a loss of more than 20% from an index's 52-week high.

                           International stock markets also felt the impact of the U.S. economic slowdown. The year 2000 marked the first time since 1992 that international stocks -- represented by the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
                           (EAFE) Index(2) -- finished the year in the minus column, down 14%. Bond investors were the only group to have anything to cheer about, as bonds -- represented by the Lehman Aggregate Bond Index(3) -- ended 2000 ahead of the S&P 500 by more than 20%. Not only that, it was the first time in a decade that bonds outperformed stocks.

                           Now more than ever we need to be reminded of the fact that investing generally is a long-term proposition -- one that requires patience and perseverance during volatile times. With that long-term view in mind, here are some points to note.

                           DOWNTURNS CAN ALSO EQUAL OPPORTUNITY
                           While many stocks were flying high in 1999 and 2000, especially in the technology sector, several Wall Street experts were warning that many of these stocks were overvalued. This warning has now come to fruition, as many of these high-flying growth stocks of yesterday now appear to be today's value opportunities. We've always been told to "buy low" and now may be a good opportunity to buy some of the most widely regarded companies in corporate America at a discount.

                           DIVERSIFICATION IS KEY
                           A carefully selected portfolio of stocks, bonds and money market instruments is a sensible way to reduce some of the risk associated with investing. Since different investments respond differently to the same economic conditions, we believe it makes even more sense to maintain a diversified portfolio through uncertain times. It's times like these that can prove the effectiveness of asset allocation.

(1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The Standard & Poor's 500 Composite Stock Price Index is an index consisting of 500 widely held common stocks. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. All indexes are unmanaged and unavailable for investment.

(2)The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged, capitalization-weighted index consisting of securities listed on exchanges in European, Australasian and Far Eastern markets. It is unavailable for investment.

(3)The Lehman Aggregate Bond Index is an unmanaged index composed of the Government/Corporate Bond Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index, and includes U.S. Treasury issues, agency issues, corporate bond issues and mortgage-backed issues. It includes reinvestment of dividends and is unavailable for investment.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           BRIGHTER DAYS MAY BE AHEAD
                           The U.S. economy has been slowing down and we think it will continue to do so for the near future. In addition, the markets will continue to be rocked by reports of lower corporate earnings. However, the Federal Reserve Board has done its part in aiding the economy by reducing interest rates aggressively this year. The markets react to this sort of news almost instantly, but it's important to note that rate cuts take time to have a lasting effect on the economy -- some times up to four quarters before any real impact can be measured.

                           Please read through your report to see what your Managers of Distinction have to say about the markets, the economy and how your investment in Nation Funds has fared over the past 12 months. We encourage you to then have a conversation with your investment professional to discuss how you can take advantage of the current market environment as it relates to your long-term investment goals.

                           We remain committed to providing you with world-class investment management and competitive products to help you reach your long-term goals. Should you have any questions or comments on your annual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS
                                                  /S/ ROBERT H. GORDON
                                                  ROBERT H. GORDON
                                                  PRESIDENT
                                                  BANC OF AMERICA ADVISORS, INC.

                           March 31, 2001

TABLE OF CONTENTS

                                     ECONOMIC OVERVIEW                                               3
                                     MUNICIPAL BOND MARKET OVERVIEW                                  5
                                     PORTFOLIO COMMENTARY
                                     Nations Short-Term Municipal Income Fund                        6
                                     Nations Intermediate Municipal Bond Fund                       10
                                     Nations Municipal Income Fund                                  14
                                     Nations CA Municipal Bond Fund                                 18
                                     Nations FL Intermediate Municipal Bond Fund                    23
                                     Nations FL Municipal Bond Fund                                 27
                                     Nations GA Intermediate Municipal Bond Fund                    31
                                     Nations GA Municipal Bond Fund                                 36
                                     Nations KS Municipal Income Fund                               41
                                     Nations MD Intermediate Municipal Bond Fund                    45
                                     Nations MD Municipal Bond Fund                                 49
                                     Nations NC Intermediate Municipal Bond Fund                    53
                                     Nations NC Municipal Bond Fund                                 57
                                     Nations SC Intermediate Municipal Bond Fund                    61
                                     Nations SC Municipal Bond Fund                                 66
                                     Nations TN Intermediate Municipal Bond Fund                    71
                                     Nations TN Municipal Bond Fund                                 75
                                     Nations TX Intermediate Municipal Bond Fund                    79
                                     Nations TX Municipal Bond Fund                                 83
                                     Nations VA Intermediate Municipal Bond Fund                    87
                                     Nations VA Municipal Bond Fund                                 91
                                     FINANCIAL STATEMENTS
                                     Statements of net assets                                       95
                                     Statements of operations                                      228
                                     Statements of changes in net assets                           232
                                     Schedules of capital stock activity                           240
                                     Financial highlights                                          262
                                     Notes to financial statements                                 304

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS
                                RECOGNIZED FOR                         [DALBAR LOGO]
                                OUTSTANDING
                                INTERMEDIARY AND                       DALBAR, Inc. is a well-respected
                                SHAREHOLDER SERVICE                    research firm that measures
                                                                       customer service levels and
                                IN RECOGNITION OF ITS COMMITMENT TO    establishes benchmarks in the
                                PROVIDE INVESTMENT PROFESSIONALS       financial services industry.
                                AND SHAREHOLDERS WITH THE HIGHEST
                                LEVEL OF SERVICE IN THE MUTUAL FUND
                                INDUSTRY, NATIONS FUNDS RECEIVED
                                BOTH THE DALBAR INTERMEDIARY
                                SERVICE AWARD AND MUTUAL FUND
                                SERVICE AWARD IN 2000.
                            ------------------------------------------------------------------------------

                      (This page intentionally left blank)

ECONOMIC OVERVIEW
BANC OF AMERICA CAPITAL MANAGEMENT*

                           THE YEAR IN REVIEW

                           The U.S. economy slowed dramatically in the year ended March 31, 2001, which weighed heavily on corporate profit performance and stock prices. The pendulum in the equity market swung from euphoria to pessimism, with hard-hit technology stocks responsible for much of the pull. Conversely, the fixed-income market recorded impressive gains, as weary investors scrambled for the security and liquidity of bonds.

                           The stock market's performance during the past year was hardly uniform. The Standard & Poor's 500 Composite Stock Price Index** suffered a 22% loss in total return over the 12-month period, while the tech-heavy Nasdaq Composite Index*** plummeted 60%. Value strategies generally trumped growth approaches, reversing the trend of the past four years and highlighting the importance of diversification.

                           While the broad market suffered a setback over the past year, investors achieved double-digit rates of return in several sectors, including utilities, transportation, consumer staples, health care and financial services. The energy sector also yielded a positive return. Joining the technology sector in the red were basic materials, capital goods, consumer cyclicals and communications.

                           Fixed-income products provided a safe haven for investors, as slowing economic activity, interest-rate cuts by the Federal Reserve Board, and a strong U.S. dollar drove bond prices higher. Both U.S. Treasury securities and corporate bonds delivered double-digit returns to their holders in the 12 months ending March 31, 2001.

                           The performance of the U.S. economy provided the backdrop for this rapid change in market sentiment. U.S. real GDP (gross domestic product) growth skidded from an explosive 8% at the end of 1999 to a mere 1% at the close of 2000. Three primary forces caused the slowdown: the Fed's aggressive tightening of interest rates to contain inflationary pressures; a sharp run-up in energy prices; and a rapid response by companies to control inventories amidst slowing consumer demand. As 2001 began, companies started to pare back earnings expectations, leaving investors questioning when a turning point might appear.

                           The abrupt slowdown in the economy caught everyone, even the Federal Reserve, by surprise. To arrest a possible slide into recession, U.S. monetary policymakers slashed interest rates by a full 150 basis points -- or one and one-half percent -- in the first quarter of 2001.+ Other interest rates had already started to fall in anticipation of these reductions and in response to weaker growth. The yield on 10-

                           *Banc of America Capital Management is the investment management group of Bank of America, N.A.
                           and includes Banc of America Capital Management, Inc., investment sub-adviser to many Nations Funds, and other non-bank affiliates of Bank of America.

                           **The Standard & Poor's 500 Composite Stock Price Index is a market-capitalization weighted index that measures the market value of 400 industrial stocks, 60 transportation and utility company stocks and 40 financial issues. It is unmanaged and unavailable for investment.

                           ***The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. It is unmanaged and unavailable for investment.

                           +Since March 31, 2001, the Federal Reserve Board reduced the Federal Funds rate by 1.00%.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

ECONOMIC OVERVIEW CONTINUED...

                           year Treasury notes plummeted to less than 5.00% in March 2001 from around 6.25% a year earlier.

                           The tight linkages among various countries and the dominance of U.S. multinational companies have caused the effects of the U.S. economic slowdown to be felt worldwide. The capital markets in Asia, Europe and Latin America have all reflected the weakening demand from U.S. consumers and businesses. The world has managed to escape a global economic crisis during the past year, however, despite a major devaluation by Turkey, a recession in Argentina and growing weakness in Japan. Meanwhile, the ongoing strength of the U.S. dollar has reflected global investors' confidence in the long-term prospects of the U.S. economy.

                           THE YEAR AHEAD
                           As the second quarter of 2001 began, questions persisted as to whether the U.S. economy was headed for recession. While the manufacturing sector experienced a severe decline, with weakness spreading to other areas, housing remained strong and auto sales have performed better than expected. Some of the key forces causing the economic weakness have also, at least partially, reversed course. Monetary policy has shifted to an active easing, crude oil and natural gas prices have receded from their highs, and the inventory correction is well underway.

                           While it appears that a recession may still be avoided, significant risks persist. Concerns about the job market could cause consumers to be more frugal; companies could make aggressive cuts in capital spending or global weakness could intensify. Nevertheless, in our view, the U.S. economy should be able to recover by the end of 2001.

                           Look for inflation to remain relatively subdued, which will be welcome news for investors. Although the current slowdown may temper near-term productivity performance, we believe longer-term trends will remain favorable.

                           U.S. economic policy should work to help restore better growth rates. The Federal Reserve Board can be expected to reduce interest rates until the economy shows clear signs of stabilizing. Proposed tax cuts should provide some relief to consumers and businesses.

                           We anticipate corporate profit numbers to be extremely weak in the first half of 2001, but look forward to better numbers late in the year and into 2002. The stock market may begin to reflect better expectations well before they actually materialize.

                           On balance, the transition of a $10 trillion U.S. economy from a track of extremely rapid to more sustainable growth has been treacherous. However, we look for better news to unfold over the next 12 months. Investors who are diversified and retain a long-term investment horizon may find a number of rewarding opportunities in the coming year.

                           LYNN REASER, PH.D.
                           CHIEF ECONOMIST AND SENIOR MARKET STRATEGIST
                           BANC OF AMERICA CAPITAL MANAGEMENT

                           March 31, 2001

MUNICIPAL BOND MARKET OVERVIEW
                           The municipal bond market posted exceptional returns over the 12-month period ended March 31, 2001, returning 10.92% as measured by the Lehman 10-Year Municipal Bond Index*. On a taxable-equivalent basis, municipal securities as an asset class outperformed many equity benchmarks and all major taxable fixed income asset classes for the one and three-year time periods.

                           The municipal market over the past 12-months can best be described as a tale of two markets. The first of the two markets included general obligation, essential service and insured bonds. This market was characterized by decreasing credit spreads, rating upgrades, high demand and low volatility. The second of the two markets included uninsured hospitals, industrial revenue bonds, housing bonds and resource recovery bonds. This market was characterized by widening credit spreads, rating downgrades, very little market performance and virtually no demand resulting in very low liquidity. Investors who added higher-income securities, or those from the second market, to their portfolios last year paid the price this year as those securities were generally among the worst performing municipal securities for most of 2000. In the first quarter of 2001, hospital, industrial revenue and resource recovery bonds led the way in terms of performance as the low absolute level of interest rates forced many yield conscious investors to once again focus on the less favored portions of the municipal market.

                           Demand for municipals outpaced supply for the last three quarters of 2000 as many retail investors sought higher-quality bonds with good structure. Credit upgrades have been largely concentrated in the essential service, education and transportation sectors, while the hospital sector continues to experience a higher proportion of downgrades. Through the first quarter of 2001, the supply of municipal bonds has been especially heavy as issuers seek to take advantage of the low absolute level of interest rates.

                           As the market continues into 2001, demand for municipals should remain relatively strong from crossover buyers who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from retail investors seeking a safer and less volatile alternative to corporates and/or equities.

                           Challenges for the municipal market going forward include the slowing national economy and its impact on state and local government finances, the potential for significant tax reform and a robust level of both new and refunding issues.

                           MUNICIPAL FIXED INCOME MANAGEMENT TEAM
                           BANC OF AMERICA CAPITAL MANAGEMENT, INC.

                           March 31, 2001

                           *The Lehman 10-Year Municipal Bond Index is a broad-based, unmanaged, total return index composed of investment-grade bonds with maturities of 9 to 12 years. It is unavailable for investment.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS SHORT-TERM
MUNICIPAL INCOME FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS SHORT-TERM MUNICIPAL INCOME FUND'S PERFORMANCE FOR
                                         THE 12-MONTH PERIOD ENDED MARCH 31, 2001 AND ITS OUTLOOK FOR
                                         THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, we aim to limit
The Fund seeks high current income       the Fund's exposure to any single credit or market sector.
exempt from federal income tax           In addition, we use a combination of investment strategies,
consistent with minimal                  including duration management (managing the Fund's
fluctuation of principal.                sensitivity to interest rates), market sector selection and
PERFORMANCE REVIEW                       individual credit reviews. We also seek to limit the
For the 12-month period ended            distribution of capital gains when appropriate. As a
March 31, 2001, Nations Short-Term       short-term portfolio, the Fund seeks to maintain an average
Municipal Income Fund Investor A         dollar-weighted maturity of less than three years and a
Shares provided shareholders with        duration between one and one-quarter and two and
a total return of 6.34%.**               three-quarters years.
                                         PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
                                         With a total return of 6.34%, Nations Short-Term Municipal
                                         Income Fund (Investor A Shares) outperformed its peer group, the Lipper Short Municipal Debt Funds Average, which
                                         returned 6.00% for the 12-month period ended March 31, 2001.
                                         The Fund benefited from an overweight in higher yield
                                         revenue bonds and comparable duration stance relative to its peers in a declining rate environment.
                                         WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET FOR THE
                                         COMING YEAR?
                                         Over the next 12 months, the more traditional sectors in the municipal bond market may come under financial strain, as
                                         the downturn in the domestic economy puts stress on state
                                         and local government's financial resources. While we do not anticipate a recession, even a "soft landing" can be
                                         detrimental to certain parts of the country. State and local governments are likely to have trouble adapting to

*The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

**The performance shown does not reflect the maximum front-end sales charge of 1.00%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

***Lipper, Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Short Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of less than three years.

Source for all statistical data -- Banc of America Capital Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
 6

NATIONS SHORT-TERM
MUNICIPAL INCOME FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         fewer financial resources and increasing infrastructure
                                         needs. This combination is likely to have an impact on the creditworthiness of the asset class.
                                         Last year's slightly inverted and/or flat yield curve
                                         reversed itself as the Federal Reserve Board began to cut
                                         short-term interest rates in January 2001. Bonds with
                                         maturities of 10 years or less have dropped dramatically
                                         while longer term bonds have declined only modestly, thus
                                         producing a normal (i.e., positive), steeper yield curve. A steeper yield curve is generally a precursor to a rising
                                         interest rate environment.

                                         The municipal bond market may also face the potential for
                                         lower tax rates as the Bush administration seeks to reduce income tax rates. The full impact of a tax cut is likely to be somewhat muted, as it is most certain to be phased in
                                         over a period of time. However, lower marginal tax rates do diminish the value of tax-exempt income over time.
                                         While municipal securities generally provide attractive
                                         returns over time with low volatility, the near-term may
                                         prove to be challenging. High levels of supply,
                                         deteriorating credit conditions, and declining tax rates may be difficult for the market to handle.

NATIONS SHORT-TERM
MUNICIPAL INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Hospital                                                                         15.00
General obligation                                                               21.00
Other                                                                            10.90
Industrial development revenue/Pollution control revenue                         26.30
Prerefunded                                                                       9.70
Housing                                                                           4.90
Transportation                                                                    4.10
Capital improvement                                                               3.30
Education                                                                         2.50
Electric                                                                          2.30

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Wake County, North Carolina,
                                                                                 Industrial Facilities and Pollution
                                                                                 Control Financing Authority, Revenue
                                                                                 Refunding, (Carolina Power and Light
                                                                                 Project) Series 1994A, 3.500%
                                                                                 05/01/24                                3.7%
                                                                            -------------------------------------------------
                                                                              2  Pinellas County, Florida, Capital
                                                                                 Improvement Revenue, Series 2000,
                                                                                 4.500% 01/01/06                         3.3%
                                                                            -------------------------------------------------
                                                                              3  Atlanta, Georgia, Urban Residential
                                                                                 Finance Authority, College Facilities
                                                                                 Revenue, (Morris Brown College
                                                                                 Project) Series 1991, Prerefunded
                                                                                 12/01/01 @ 103, 9.500% 12/01/11         2.8%
                                                                            -------------------------------------------------
                                                                              4  Baileyville, Maine, PCR,
                                                                                 (Georgia-Pacific Corporation Project)
                                                                                 Series 1998, 4.750% 06/01/05            2.7%
                                                                            -------------------------------------------------
                                                                              5  Ohio, Housing Financing Agency,
                                                                                 Mortgage Revenue, Series 2000D, AMT,
                                                                                 (GNMA COLL), 4.800% 09/01/02            2.6%
                                                                            -------------------------------------------------
                                                                              6  Richmond, Virginia, GO, Series 2000,
                                                                                 (FSA Insured), 5.125% 01/15/04          2.6%
                                                                            -------------------------------------------------
                                                                              7  Glendale, Arizona, Water and Sewer
                                                                                 Revenue, Series 2000, (FGIC Insured),
                                                                                 4.750% 07/01/02                         2.3%
                                                                            -------------------------------------------------
                                                                              8  Richland County, South Carolina, PCR
                                                                                 Refunding, (Union Camp Corporation
                                                                                 Project) Series 1992C, 5.875%
                                                                                 11/01/02                                2.3%
                                                                            -------------------------------------------------
                                                                              9  Calcasieu Parish, Lousiana,
                                                                                 Industrial Development Board, PCR
                                                                                 Refunding, (Occidental Petroleum
                                                                                 Project) Series 2001, 4.800% 12/01/06   2.2%
                                                                            -------------------------------------------------
                                                                             10  Richardson, Texas, Independent School
                                                                                 District, GO Refunding, Series 1998,
                                                                                 (PSF-GTD), 5.000% 02/15/03              2.2%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS SHORT-TERM
MUNICIPAL INCOME FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (11/2/93
                                                                                     through
                                                                                     3/31/01)        4.31%     4.17%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Short-Term Municipal Income Fund
                                                from the inception of the share
                                                class. The Lehman 3-Year
                                                Municipal Bond Index is a broad-
                                                based, unmanaged, total return
                                                index composed of investment
                                                grade bonds with maturities of 2
                                                to 3 years. It is unavailable
                                                for investment. The performance
                                                of Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                          [CHART LEGEND]

                                                                NATIONS SHORT-TERM MUNICIPAL       LEHMAN 3-YEAR MUNICIPAL BOND
                                                                    INCOME FUND $13,532                   INDEX $14,253
                                                                ----------------------------       ----------------------------
Nov. 2 1993                                                                9900.00                           10000.00
1993                                                                      10005.00                           10092.00
                                                                           9910.00                            9957.00
                                                                           9967.00                           10065.00
                                                                          10051.00                           10160.00
1994                                                                      10032.00                           10161.00
                                                                          10319.00                           10445.00
                                                                          10535.00                           10667.00
                                                                          10664.00                           10894.00
1995                                                                      10840.00                           11062.00
                                                                          10888.00                           11124.00
                                                                          10959.00                           11214.00
                                                                          11109.00                           11362.00
1996                                                                      11271.00                           11554.00
                                                                          11319.00                           11600.00
                                                                          11471.00                           11815.00
                                                                          11644.00                           12017.00
1997                                                                      11783.00                           12187.00
                                                                          11899.00                           12313.00
                                                                          12018.00                           12452.00
                                                                          12198.00                           12699.00
1998                                                                      12317.00                           12822.00
                                                                          12435.00                           12964.00
                                                                          12457.00                           12908.00
                                                                          12528.00                           13036.00
1999                                                                      12601.00                           13074.00
                                                                          12727.00                           13205.00
                                                                          12871.00                           13388.00
                                                                          13058.00                           13604.00
2000                                                                      13276.00                           13888.00
Mar. 31 2001                                                              13532.00                           14253.00

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                                NATIONS SHORT-TERM MUNICIPAL       LEHMAN 3-YEAR MUNICIPAL BOND
                                                                    INCOME FUND $13,668                   INDEX $14,253
                                                                ----------------------------       ----------------------------
Nov. 2 1993                                                               10000.00                           10000.00
1993                                                                      10106.00                           10092.00
                                                                          10010.00                            9957.00
                                                                          10068.00                           10065.00
                                                                          10153.00                           10160.00
1994                                                                      10133.00                           10161.00
                                                                          10423.00                           10445.00
                                                                          10641.00                           10667.00
                                                                          10772.00                           10894.00
1995                                                                      10950.00                           11062.00
                                                                          10998.00                           11124.00
                                                                          11069.00                           11214.00
                                                                          11221.00                           11362.00
1996                                                                      11385.00                           11554.00
                                                                          11434.00                           11600.00
                                                                          11587.00                           11815.00
                                                                          11762.00                           12017.00
1997                                                                      11902.00                           12187.00
                                                                          12020.00                           12313.00
                                                                          12140.00                           12452.00
                                                                          12321.00                           12699.00
1998                                                                      12441.00                           12822.00
                                                                          12561.00                           12964.00
                                                                          12584.00                           12908.00
                                                                          12655.00                           13036.00
1999                                                                      12729.00                           13074.00
                                                                          12856.00                           13205.00
                                                                          12999.00                           13388.00
                                                                          13188.00                           13604.00
2000                                                                      13409.00                           13888.00
Mar. 31 2001                                                              13668.00                           14253.00

   TOTAL RETURN (AS OF 3/31/01)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date
                                     10/7/93             11/2/93                   10/12/93                   5/19/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   6.61%          6.34%        5.28%        5.56%        0.56%         5.55%        4.55%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.62%          4.38%        4.04%        3.96%        3.02%         3.79%        3.79%
5 YEARS                              4.67%          4.45%        4.24%        4.12%        3.78%         4.03%        4.03%
SINCE INCEPTION                      4.48%          4.31%        4.17%        3.99%        3.99%         4.27%        4.27%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 1.00%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE FOR
                                         THE 12-MONTH PERIOD ENDED MARCH 31, 2001 AND ITS OUTLOOK FOR
                                         THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, we aim to limit
The Fund seeks high current income       the Fund's exposure to any single credit or market sector.
exempt from federal income tax           In addition, we use a combination of investment strategies,
consistent with moderate                 including duration management (managing the Fund's
fluctuation of principal.                sensitivity to interest rates), market sector selection and
PERFORMANCE REVIEW                       individual credit reviews. We also seek to limit the
For the 12-month period ended            distribution of capital gains when appropriate. As an
March 31, 2001, Nations                  intermediate-term portfolio, the Fund seeks to maintain an
Intermediate Municipal Bond Fund         average dollar-weighted maturity of between three and ten
Investor A Shares provided               years and a duration between three and six years.
shareholders with a total return         PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
of 8.54%.**                              With a total return of 8.54%, Nations Intermediate Municipal
                                         Bond Fund (Investor A Shares) underperformed its peer group, the Lipper Intermediate Municipal Debt Funds Average, which returned 9.03% for the 12-month period ended March 31, 2001.
                                         The Fund benefited by having a moderately longer duration
                                         than its peer group, which was offset by an overweighting in health care and industrial revenue issues which
                                         underperformed.
                                         WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET FOR THE
                                         COMING YEAR?
                                         Over the next 12 months, the more traditional sectors in the municipal bond market may come under financial strain, as
                                         the downturn in the domestic economy puts stress on state
                                         and local government's financial resources. While we do not anticipate a recession, even a "soft landing" can be
                                         detrimental to certain parts of the country. State and local governments are likely to have trouble adapting to

*The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

**The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchase of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Source for all statistical data -- Banc of America Capital Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
 10

NATIONS INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         fewer financial resources and increasing infrastructure
                                         needs. This combination is likely to have an impact on the creditworthiness of the asset class.
                                         Last year's slightly inverted and/or flat yield curve
                                         reversed itself as the Federal Reserve Board began to cut
                                         short-term interest rates in January 2001. Bonds with
                                         maturities of 10 years or less have dropped dramatically
                                         while longer term bonds have declined only modestly, thus
                                         producing a normal (i.e., positive), steeper yield curve. A steeper yield curve is generally a precursor to a rising
                                         interest rate environment.
                                         The municipal bond market may also face the potential for
                                         lower tax rates as the Bush administration seeks to reduce income tax rates. The full impact of a tax cut is likely to be somewhat muted as it is most certain to be phased in over a period of time. However, lower marginal tax rates do
                                         diminish the value of tax-exempt income over time.

                                         While municipal securities generally provide attractive
                                         returns over time with low volatility, the near term may
                                         prove to be challenging. High levels of supply,
                                         deteriorating credit conditions, and declining tax rates may be difficult for the market to handle.

NATIONS INTERMEDIATE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

General obligation                                                               33.20
Other                                                                            11.50
Hospital                                                                          9.70
Industrial development revenue/Pollution control revenue                          8.40
Prerefunded                                                                       7.20
Electric                                                                          6.80
Transportation                                                                    6.50
Water                                                                             5.70
Student loan                                                                      5.60
Housing                                                                           5.40

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Illinois State, Sales Tax Revenue
                                                                                 Refunding, Series 1993S, 6.000%
                                                                                 06/15/03                                1.1%
                                                                            -------------------------------------------------
                                                                              2  Massachusetts State, GO Refunding,
                                                                                 Series 1993C, (AMBAC Insured), 4.950%
                                                                                 08/01/05                                1.0%
                                                                            -------------------------------------------------
                                                                              3  Chicago, Illinois, Park District, GO,
                                                                                 Series 1995, 6.600% 11/15/14            0.9%
                                                                            -------------------------------------------------
                                                                              4  Education Loans Inc., South Dakota,
                                                                                 Student Loan Revenue, Series 1998,
                                                                                 AMT, (GTD STD LNS), 4.950% 06/01/10     0.9%
                                                                            -------------------------------------------------
                                                                              5  Arkansas State, GO, Series 2000A,
                                                                                 5.500% 08/01/11                         0.9%
                                                                            -------------------------------------------------
                                                                              6  Texas State, Water Development GO,
                                                                                 Series 1997D, 5.000% 08/01/19           0.9%
                                                                            -------------------------------------------------
                                                                              7  Guadalupe Blanco River Authority,
                                                                                 Texas, Sewer and Solid Waste Disposal
                                                                                 Facility, Revenue, (E.I. duPont de
                                                                                 Nemours and Company Project) Series
                                                                                 1999, AMT, 5.500% 05/01/29              0.9%
                                                                            -------------------------------------------------
                                                                              8  Washington State, GO Refunding,
                                                                                 Series 1993R-93B, 5.125% 10/01/04       0.9%
                                                                            -------------------------------------------------
                                                                              9  Iowa, Student Loan Liquidity
                                                                                 Corporation, Student Loan Revenue,
                                                                                 (Iowa College Student Aid Project)
                                                                                 Series 1997B, AMT, 4.900% 12/01/05      0.9%
                                                                            -------------------------------------------------
                                                                             10  Pennsylvania State, GO, Series 2001,
                                                                                 5.125% 01/15/16                         0.8%
                                                                            -------------------------------------------------
                                                                              THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                              EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                              WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS INTERMEDIATE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (8/17/93
                                                                                     through
                                                                                     3/31/01)        4.82%     4.36%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Intermediate Municipal Bond Fund
                                                from the inception of the share
                                                class. The Lehman 7-Year
                                                Municipal Bond Index is a broad-
                                                based, unmanaged, total return
                                                index composed of investment
                                                grade bonds with maturities of 7
                                                to 8 years. It is unavailable
                                                for investment. The performance
                                                of Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                               NATIONS INTERMEDIATE MUNICIPAL      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                     BOND FUND $13,847                    INDEX $15,431
                                                               ------------------------------      ----------------------------
Aug. 17 1993                                                                9675                              10000
                                                                            9857                              10289
1993                                                                        9978                              10413
                                                                            9570                              10021
                                                                            9620                              10126
                                                                            9656                              10223
1994                                                                        9501                              10125
                                                                           10066                              10658
                                                                           10310                              10960
                                                                           10569                              11273
1995                                                                       10882                              11557
                                                                           10813                              11515
                                                                           10870                              11566
                                                                           11072                              11773
1996                                                                       11299                              12061
                                                                           11290                              12048
                                                                           11602                              12379
                                                                           11858                              12710
1997                                                                       12108                              12987
                                                                           12194                              13146
                                                                           12337                              13298
                                                                           12666                              13720
1998                                                                       12744                              13806
                                                                           12818                              13923
                                                                           12608                              13687
                                                                           12610                              13799
1999                                                                       12556                              13786
                                                                           12753                              14006
                                                                           12905                              14234
                                                                           13159                              14559
2000                                                                       13551                              15040
Mar. 31 2001                                                               13847                              15431

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                               NATIONS INTERMEDIATE MUNICIPAL      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                     BOND FUND $14,313                    INDEX $15,431
                                                               ------------------------------      ----------------------------
Aug. 17 1993                                                               10000                              10000
                                                                           10188                              10289
1993                                                                       10313                              10413
                                                                            9891                              10021
                                                                            9943                              10126
                                                                            9981                              10223
1994                                                                        9820                              10125
                                                                           10404                              10658
                                                                           10656                              10960
                                                                           10924                              11273
1995                                                                       11248                              11557
                                                                           11176                              11515
                                                                           11235                              11566
                                                                           11444                              11773
1996                                                                       11679                              12061
                                                                           11669                              12048
                                                                           11992                              12379
                                                                           12257                              12710
1997                                                                       12516                              12987
                                                                           12604                              13146
                                                                           12752                              13298
                                                                           13092                              13720
1998                                                                       13172                              13806
                                                                           13248                              13923
                                                                           13031                              13687
                                                                           13033                              13799
1999                                                                       12977                              13786
                                                                           13181                              14006
                                                                           13339                              14234
                                                                           13602                              14559
2000                                                                       14006                              15040
Mar. 31 2001                                                               14313                              15431

   TOTAL RETURN (AS OF 3/31/01)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     7/30/93               8/17/93                   12/2/93                    11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   8.81%          8.54%        5.00%        7.74%        4.74%         7.84%        6.84%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.56%          4.32%        3.17%        3.62%        3.31%         3.75%        3.75%
5 YEARS                              5.29%          5.07%        4.37%        4.48%        4.48%         4.59%        4.59%
SINCE INCEPTION                      5.16%          4.82%        4.36%        4.30%        4.30%         5.71%        5.71%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS MUNICIPAL INCOME FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH
                                         PERIOD ENDED MARCH 31, 2001 AND ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, we aim to limit
The Fund seeks high current income       the Fund's exposure to any single credit or market sector.
exempt from federal income tax           In addition, we use a combination of investment strategies,
with the potential for principal         including duration management (managing the Fund's
fluctuation associated with              sensitivity to interest rates), market sector selection and
investments in long-term municipal       individual credit reviews. We also seek to limit the
securities.                              distribution of capital gains when appropriate. As a
PERFORMANCE REVIEW                       long-term portfolio, the Fund seeks to maintain an average
For the 12-month period ended            dollar-weighted maturity of greater than seven years and a
March 31, 2001, Nations Municipal        duration of greater than six years.
Income Fund Investor A Shares            PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
provided shareholders with a total       With a total return of 9.55%, Nations Municipal Income Fund
return of 9.55%.**                       (Investor A Shares) underperformed its peer group, the
                                         Lipper General Municipal Debt Funds Average, which returned
                                         9.91% for the 12-month period ended March 31, 2001. The Fund benefited by having a moderately longer duration than its
                                         peer group, which was offset by an overweighting in health care and industrial revenue issues which underperformed.
                                         WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET FOR THE
                                         COMING YEAR?
                                         Over the next 12 months, the more traditional sectors in the municipal bond market may come under financial strain, as
                                         the downturn in the domestic economy puts stress on state
                                         and local government's financial resources. While we do not anticipate a recession, even a "soft landing" can be
                                         detrimental to certain parts of the country. State and local governments are likely to have trouble adapting to fewer
                                         financial resources and increasing infrastructure needs.
                                         This combination is likely to have an impact on the
                                         creditworthiness of the asset class.

*The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

**The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchase of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper General Municipal Debt Funds Average invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

Source for all statistical data -- Banc of America Capital Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
 14

NATIONS MUNICIPAL INCOME FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY* continued

                                         Last year's slightly inverted and/or flat yield curve
                                         reversed itself as the Federal Reserve Board began to cut
                                         short-term interest rates in January 2001. Bonds with
                                         maturities of 10 years or less have dropped dramatically in yield while longer term bonds have declined only modestly, thus producing a normal (i.e., positive), steeper yield
                                         curve. A steeper yield curve is generally a precursor to a rising interest rate environment.
                                         The municipal bond market may also face the potential for
                                         lower tax rates as the Bush administration seeks to reduce income tax rates. The full impact of a tax cut is likely to be somewhat muted as it is most certain to be phased in over a period of time. However, lower marginal tax rates do
                                         diminish the value of tax-exempt income over time.
                                         While municipal securities generally provide attractive
                                         returns over time with low volatility, the near-term may
                                         prove to be challenging. High levels of supply,
                                         deteriorating credit conditions, and declining tax rates may be difficult for the market to handle.

NATIONS MUNICIPAL INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Housing                                                                           3.30
Education                                                                         4.30
Electric                                                                          5.10
Transportation                                                                    5.30
Water                                                                             8.00
Prerefunded                                                                      11.40
Hospital                                                                         11.60
Industrial development revenue/Pollution control revenue                         19.00
Other                                                                             5.80
General obligation                                                               26.20

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Washington State, GO, Series 2000A,
                                                                                 5.625% 07/01/21                         2.0%
                                                                            -------------------------------------------------
                                                                              2  Washington State, GO, Series 1990A,
                                                                                 6.750% 02/01/15                         1.7%
                                                                            -------------------------------------------------
                                                                              3  Murray City, Utah, Hospital Revenue
                                                                                 Refunding, (IHC Health Services, Inc.
                                                                                 Project) Series 1996, (MBIA Insured),
                                                                                 5.000% 05/15/22                         1.6%
                                                                            -------------------------------------------------
                                                                              4  Chicago, Illinois, O'Hare
                                                                                 International Airport, Revenue
                                                                                 Refunding Second Lien, Series 1999,
                                                                                 AMT, (AMBAC Insured), 5.500% 01/01/10   1.5%
                                                                            -------------------------------------------------
                                                                              5  District of Columbia, Revenue,
                                                                                 (Carnegie Endowment Project) Series
                                                                                 1996, 5.750% 11/15/26                   1.2%
                                                                            -------------------------------------------------
                                                                              6  Dayton, Ohio, Special Facilities
                                                                                 Revenue, (Air Freight Corporation
                                                                                 Project) Series 1988D, AMT, 6.200%
                                                                                 10/01/09                                1.1%
                                                                            -------------------------------------------------
                                                                              7  Wyoming, Student Loan Corporation,
                                                                                 Revenue Refunding, Series 1999A,
                                                                                 6.250% 6/01/29                          1.1%
                                                                            -------------------------------------------------
                                                                              8  Georgia State, Housing and Finance
                                                                                 Authority, Single-Family Mortgage
                                                                                 Revenue, Series 1999B-2, AMT, 6.100%
                                                                                 06/01/31                                1.1%
                                                                            -------------------------------------------------
                                                                              9  Chelan County, Washington,
                                                                                 Development Corporation, PCR
                                                                                 Refunding, (Alcoa, Inc. Project)
                                                                                 Series 1995, 5.850% 12/01/31            1.1%
                                                                            -------------------------------------------------
                                                                             10  Montgomery County, Ohio, Hospital
                                                                                 Revenue, Series 1999, 6.750% 04/01/22   1.1%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS MUNICIPAL INCOME FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    10-YEAR      NAV**     MOP*
                                                                                    (3/31/91
                                                                                     through
                                                                                     3/31/01)    6.81%     6.29%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Municipal Income Fund over the
                                                last 10 years. The Lehman
                                                Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of 8,000
                                                investment grade, long-term
                                                maturity bonds. It is
                                                unavailable for investment. The
                                                performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                               NATIONS MUNICIPAL INCOME FUND       LEHMAN MUNICIPAL BOND INDEX
                                                                          $18,404                            $20,261
                                                               -----------------------------       ---------------------------
Mar. 31 1991                                                                9525                              10000
                                                                            9665                              10214
                                                                           10069                              10611
1991                                                                       10473                              10967
                                                                           10440                              11000
                                                                           10863                              11417
                                                                           11111                              11720
1992                                                                       11333                              11934
                                                                           11790                              12376
                                                                           12258                              12781
                                                                           12731                              13213
1993                                                                       12844                              13398
                                                                           11991                              12662
                                                                           12091                              12802
                                                                           12098                              12890
1994                                                                       11866                              12706
                                                                           12810                              13604
                                                                           13133                              13932
                                                                           13522                              14332
1995                                                                       14155                              14924
                                                                           13926                              14745
                                                                           14056                              14857
                                                                           14429                              15197
1996                                                                       14791                              15584
                                                                           14735                              15547
                                                                           15251                              16083
                                                                           15729                              16567
1997                                                                       16173                              17016
                                                                           16343                              17212
                                                                           16565                              17474
                                                                           17060                              18010
1998                                                                       17108                              18118
                                                                           17194                              18279
                                                                           16846                              17958
                                                                           16663                              17886
1999                                                                       16376                              17746
                                                                           16804                              18266
                                                                           17002                              18542
                                                                           17408                              18991
2000                                                                       17981                              19821
Mar. 31 2001                                                               18404                              20261

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                               NATIONS MUNICIPAL INCOME FUND       LEHMAN MUNICIPAL BOND INDEX
                                                                          $19,325                            $20,261
                                                               -----------------------------       ---------------------------
Mar. 31 1991                                                               10000                              10000
                                                                           10147                              10214
                                                                           10571                              10611
1991                                                                       10995                              10967
                                                                           10961                              11000
                                                                           11405                              11417
                                                                           11665                              11720
1992                                                                       11898                              11934
                                                                           12378                              12376
                                                                           12869                              12781
                                                                           13366                              13213
1993                                                                       13485                              13398
                                                                           12589                              12662
                                                                           12694                              12802
                                                                           12702                              12890
1994                                                                       12458                              12706
                                                                           13449                              13604
                                                                           13788                              13932
                                                                           14196                              14332
1995                                                                       14861                              14924
                                                                           14620                              14745
                                                                           14757                              14857
                                                                           15148                              15197
1996                                                                       15529                              15584
                                                                           15470                              15547
                                                                           16011                              16083
                                                                           16514                              16567
1997                                                                       16980                              17016
                                                                           17158                              17212
                                                                           17391                              17474
                                                                           17911                              18010
1998                                                                       17961                              18118
                                                                           18051                              18279
                                                                           17687                              17958
                                                                           17494                              17886
1999                                                                       17193                              17746
                                                                           17642                              18266
                                                                           17850                              18542
                                                                           18276                              18991
2000                                                                       18878                              19821
Mar. 31 2001                                                               19325                              20261

   TOTAL RETURN (AS OF 3/31/01)

                                                          INVESTOR A               INVESTOR B                INVESTOR C
                                       PRIMARY A       NAV**       MOP*        NAV**       CDSC***       NAV**       CDSC***
Inception date                         2/1/91               2/1/91                   6/7/93                    6/17/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                      9.80%          9.55%       4.37%       8.62%        4.62%        8.71%        7.71%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 4.26%          4.05%       2.38%       3.27%        2.35%        3.32%        3.32%
5 YEARS                                 5.96%          5.74%       4.72%       5.03%        4.86%        5.13%        5.13%
10 YEARS                                6.99%          6.81%       6.29%         --            --          --            --
SINCE INCEPTION                         6.96%          6.79%       6.27%       4.87%        4.87%        5.68%        5.68%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS CALIFORNIA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS CALIFORNIA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2001 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks as high a level of        the universe of California municipal securities, we aim to
current interest income free of          limit the Fund's exposure to any single credit or market
federal income tax and California        sector. In addition, we use a combination of investment
state personal income tax as is          strategies, including duration management (managing the
consistent with prudent investment       Fund's sensitivity to interest rates), market sector
management and preservation of           selection and individual credit reviews. We also seek to
capital.                                 limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund seeks to maintain an average
For the 12-month period ended            dollar-weighted maturity greater than seven years and a
March 31, 2001, Nations California       duration of more than six years.
Municipal Bond Fund Investor A           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
Shares provided shareholders with        With a total return of 9.93%, Nations California Municipal
a total return of 9.93%.**               Bond Fund (Investor A Shares) underperformed its peer group, the Lipper California Municipal Debt Funds Average, which
                                         returned 10.41% for the 12-month period ended March 31,
                                         2001. The Fund maintained a more conservative duration than its peers during a period in which interest rates declined.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN CALIFORNIA?
                                         The state of California is rated "Aa2" by Moody's Investors
                                         Services, Inc, "A+" by Standard & Poor's Corporation (S&P)
                                         and "AA" by Fitch IBCA, Inc. (Fitch). California is the
                                         largest state in the nation, accounting for approximately
                                         13% of the nation's total gross domestic product and 12% of the nation's population. The state's economy is deep and
                                         diverse. Major industries include trade, high technology
                                         manufacturing, biotechnology, entertainment and services.

*The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

**The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper California Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in California.

Source for all statistical data -- Banc of America Capital Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
 18

NATIONS CALIFORNIA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY* continued

                                         The year 2000 was another strong year for the state.
                                         Unemployment reached a new low of 4.9% and job growth of
                                         3.2% outpaced the nation by more than two times. Job gains were broad based and affected nearly all segments of the
                                         economy. The strong economy led to a continued rise in state revenues, particularly from stock options and capital gains.
                                         Following several years of strong revenue growth and
                                         conservative budgeting, California's general fund ended
                                         FY2000 with a record cash surplus of $9.35 billion, equal to
                                         14% of expenditures. Through March 2001, general fund
                                         receipts were running equal to budget, although personal
                                         income tax receipts appear to be softening.
                                         However, the state is now in the midst of an economic
                                         slowdown following several years of an economic boom, with weakness in the high tech sector and rising energy prices
                                         threatening to slow consumer spending and push up
                                         unemployment rates. The state is also in the midst of an
                                         energy crisis, created by tight electricity supplies, the
                                         bankruptcy filing of its largest investor-owned utility and the near insolvency of its second largest utility. The state has been purchasing power on behalf of its investor-owned
                                         utilities to ensure electricity continues to flow to
                                         California residences and businesses since January 2001 by drawing down its general fund cash reserves. The state's
                                         spending on power threatens to deplete its cash reserves
                                         built up during the economic boom years and reduce funds
                                         available to pay for other state services and spending
                                         needs. The state plans to replenish the general fund through the issuance of bonds this summer, backed by consumer
                                         electricity rates. However, the state continues to have
                                         sizable exposure to the volatile electricity spot market
                                         despite attempts to lock in prices under contracts and faces the risk that a continued rise in spot market prices could lead to further consumer rate increases and/or additional
                                         cash outflows from the general fund. The unreliability of
                                         the state's tight power supplies threatens to further slow economic growth. Power blackouts this summer appear likely due to low hydroelectric power supplies in the Northwest,
                                         aging generation facilities, demand growth throughout the
                                         West, and inadequate transmission capacity between Southern and Northern California.
                                         WHAT IS YOUR OUTLOOK FOR CALIFORNIA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         California's economic downturn is expected to be brief and mild and is not expected to lead to a recession. Job growth for 2001 is expected to slow to 2.2%, although rising energy prices and potential rolling blackouts this summer threaten to weaken the economy further. Local government units could be affected by possible state budget cutbacks in local aid and other impacts of the economic slowdown. However, in
                                         general, local government units have strengthened their
                                         financial position over the past several years and therefore should be able to weather the changes in the near term. The state's credit quality will largely be impacted by its
                                         ability to resolve the energy crisis, stem the outflow of
                                         cash used to purchase power and manage its budget in a
                                         slower economic environment. We believe the state has
                                         significant financial flexibility to manage these challenges over the longer-term,

NATIONS CALIFORNIA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY* continued

                                         although in the near term the price of its bonds may be
                                         subject to volatility. Other longer-term challenges include health care, affordable housing and infrastructure needs.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

                           P.S. Subsequent to the Fund's fiscal year end, the state was downgraded from "AA" by S&P and placed on watch for a possible downgrade by Fitch.

NATIONS CALIFORNIA
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Prerefunded                                                                       3.90
General obligation                                                                7.60
Hospital                                                                          8.80
Housing                                                                           9.20
Electric                                                                          9.60
Special tax                                                                      10.20
Transportation                                                                   10.40
Other                                                                             6.80
Lease                                                                            18.50
Water                                                                            15.00

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Fresno, California, Sewer Revenue,
                                                                                 Series 1993A-1, (AMBAC Insured),
                                                                                 6.250% 09/01/14                         3.1%
                                                                            -------------------------------------------------
                                                                              2  Puerto Rico, Electric Power
                                                                                 Authority, Revenue, 6.000% 07/01/14     2.8%
                                                                            -------------------------------------------------
                                                                              3  Port Oakland, California, Port
                                                                                 Revenue Refunding, Series 1997H, AMT,
                                                                                 (MBIA Insured), 5.500% 11/01/15         2.7%
                                                                            -------------------------------------------------
                                                                              4  Beverly Hills, California, Public
                                                                                 Financing Authority, Lease Revenue,
                                                                                 (Capital Imports Project) Series
                                                                                 1998A, 5.000% 06/01/23                  2.6%
                                                                            -------------------------------------------------
                                                                              5  San Jose Redevelopment Agency,
                                                                                 California, Tax Allocation, (Merged
                                                                                 Area Redevelopment Project) Series
                                                                                 1993, (MBIA Insured), 6.000% 08/01/15   2.2%
                                                                            -------------------------------------------------
                                                                              6  University of California, Hospital
                                                                                 Revenue, (University of California
                                                                                 Medical Center Project) Series 1996,
                                                                                 (AMBAC Insured), 5.750% 07/01/24        2.2%
                                                                            -------------------------------------------------
                                                                              7  California State, Public Works Board,
                                                                                 Lease Revenue, (Department of
                                                                                 Corrections State Prison Project)
                                                                                 Series 1993E, 5.500% 06/01/19           2.1%
                                                                            -------------------------------------------------
                                                                              8  Puerto Rico, Electric Power
                                                                                 Authority, Power Revenue, Series
                                                                                 2000HH, (FSA Insured), 5.250%
                                                                                 07/01/29                                2.1%
                                                                            -------------------------------------------------
                                                                              9  Los Angeles, California, Parking
                                                                                 Revenue, Series 1999A, (AMBAC
                                                                                 Insured), 5.250% 05/01/29               2.0%
                                                                            -------------------------------------------------
                                                                             10  Los Angeles County, California,
                                                                                 Metropolitan Transportation
                                                                                 Authority, Sales Tax Revenue, Series
                                                                                 2000A, (FGIC Insured), 5.250%
                                                                                 07/01/30                                1.8%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS CALIFORNIA
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    10-YEAR      NAV**     MOP*
                                                                                    (3/31/91
                                                                                     through
                                                                                     3/31/01)    6.73%     6.22%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                California Municipal Bond Fund
                                                over the last 10 years. The
                                                Lehman Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of 8,000
                                                investment grade, long-term
                                                maturity bonds. It is
                                                unavailable for investment. The
                                                performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                             NATIONS CALIFORNIA MUNICIPAL BOND     LEHMAN MUNICIPAL BOND INDEX
                                                                          $18279                              $20261
                                                             ---------------------------------     ---------------------------
Mar. 31 1991                                                                9425                              10000
                                                                            9640                              10000
                                                                           10023                              10214
                                                                           10293                              10611
                                                                           10341                              10967
                                                                           10750                              11000
                                                                           10999                              11417
1992                                                                       11175                              11720
                                                                           11664                              11934
                                                                           12066                              12376
                                                                           12507                              12781
                                                                           12572                              13213
                                                                           11919                              13398
                                                                           11978                              12662
                                                                           12054                              12802
1994                                                                       11807                              12890
                                                                           12601                              13604
                                                                           12802                              13932
                                                                           13079                              14332
                                                                           13754                              14924
                                                                           13461                              14745
                                                                           13572                              14857
                                                                           13909                              15197
1996                                                                       14271                              15584
                                                                           14131                              15547
                                                                           14601                              16083
                                                                           15076                              16567
                                                                           15486                              17016
                                                                           15641                              17212
                                                                           15878                              17474
                                                                           16422                              18010
1998                                                                       16497                              18118
                                                                           16675                              18279
                                                                           16243                              17958
                                                                           16078                              17886
                                                                           15888                              17746
                                                                           16447                              18266
                                                                           16700                              18542
                                                                           17160                              18991
2000                                                                       17853                              19821
Mar. 31 2001                                                               18279                              20261

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                             NATIONS CALIFORNIA MUNICIPAL BOND     LEHMAN MUNICIPAL BOND INDEX
                                                                       FUND $19,184                          $20,261
                                                             ---------------------------------     ---------------------------
Mar. 31, 1991                                                              10000                              10000
                                                                           10228                              10000
                                                                           10634                              10214
                                                                           10921                              10611
                                                                           10971                              10967
                                                                           11406                              11000
                                                                           11670                              11417
1992                                                                       11857                              11720
                                                                           12375                              11934
                                                                           12802                              12376
                                                                           13270                              12781
                                                                           13339                              13213
                                                                           12646                              13398
                                                                           12708                              12662
                                                                           12790                              12802
1994                                                                       12527                              12890
                                                                           13369                              13604
                                                                           13583                              13932
                                                                           13877                              14332
                                                                           14593                              14924
                                                                           14282                              14745
                                                                           14400                              14857
                                                                           14757                              15197
1996                                                                       15141                              15584
                                                                           14993                              15547
                                                                           15492                              16083
                                                                           15996                              16567
                                                                           16341                              17016
                                                                           16595                              17212
                                                                           16847                              17474
                                                                           17423                              18010
1998                                                                       17503                              18118
                                                                           17693                              18279
                                                                           17234                              17958
                                                                           17059                              17886
                                                                           16857                              17746
                                                                           17451                              18266
                                                                           17719                              18542
                                                                           18207                              18991
2000                                                                       18942                              19821
Mar. 31 2001                                                               19184                              20261

   TOTAL RETURN (AS OF 3/31/01)

                                                       INVESTOR A                INVESTOR B++                INVESTOR C
                                  PRIMARY A+       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                    5/21/99                3/30/84                   7/15/98                    7/29/99
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                  10.05%          9.93%        4.65%        9.15%        4.15%         8.97%        7.97%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.99%          4.95%        3.26%        4.18%        3.26%            --           --
5 YEARS                              6.10%          6.08%        5.06%        5.61%        5.28%            --           --
10 YEARS                             6.75%          6.73%        6.22%        6.50%        6.50%            --           --
SINCE INCEPTION                      7.67%          7.66%        7.35%        7.52%        7.52%         5.46%        5.46%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

+Primary A Shares commenced operations on May 21, 1999 and have no performance prior to that date. Performance prior to May 21, 1999 is that of Investor A Shares at NAV, which reflect 12b-1 fees of 0.25%. These 12b-1 fees are not applicable to Primary A Shares. Inception date for Investor A Shares is March 30, 1984.

++Investor B Shares commenced operations on July 15, 1998 and have no performance prior to that date. Performance prior to July 15, 1998 is that of Investor A Shares at NAV, which reflect 12b-1 fees of 0.25%. If Investor B Shares 12b-1 fees had been reflected, total returns would have been lower. Inception date for Investor A Shares is March 30, 1984.
 22

NATIONS FLORIDA INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2001 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management
Team of Banc of America Capital          The Fund balances its investments between high quality,
Management, Inc., investment             investment grade issues through which it seeks to reduce
sub-adviser to the Fund.                 credit and liquidity risk and lower quality, investment
                                         grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio generally within
The Fund seeks high current income       the universe of Florida municipal securities, we aim to
exempt from federal income and the       limit the Fund's exposure to any single credit or market
Florida state intangibles taxes          sector. In addition, we use a combination of investment
consistent with moderate                 strategies, including duration management (managing the
fluctuation of principal.                Fund's sensitivity to interest rates), market sector
                                         selection and individual credit reviews. We also seek to
PERFORMANCE REVIEW                       limit the distribution of capital gains when appropriate. As
For the 12-month period ended            an intermediate-term portfolio, the Fund seeks to maintain
March 31, 2001, Nations Florida          an average dollar-weighted maturity between three and ten
Intermediate Municipal Bond Fund         years and a duration of between three and six years.
Investor A Shares provided               PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
shareholders with a total return
of 8.33%.**                              With a total return of 8.33%, Nations Florida Intermediate
                                         Municipal Bond Fund (Investor A Shares) underperformed its peer group, the Lipper Florida Intermediate Municipal Debt
                                         Funds Average, which returned 8.62% for the 12-month period ended March 31, 2001. The Fund's underperformance was a
                                         result of having a slightly shorter duration over the period than its peers and credit spread widening in health care and industrial revenue bond positions.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN FLORIDA?
                                         The state of Florida has been rated by Moody's Investors
                                         Services, Inc. ("Aa2"), Standard & Poor's Corporation
                                         ("AA+"), and Fitch IBCA, Inc. ("AA"). The key factors
                                         included in these ratings are a constitutionally dedicated second lien pledge of gross receipts tax revenues from
                                         electric, natural gas and the telecommunications industry's sales. However, the bonds are general obligations of the
                                         state and payable from any source of revenue available to
                                         the state. Strengthening the narrow base of

*The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

**The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Florida Intermediate Municipal Debt Funds Average invest at least 65% of their assets in municipal debt issues that are exempt from taxation in Florida, with dollar-weighted average maturities of five to ten years.

Source for all statistical data -- Banc of America Capital Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS FLORIDA INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         taxation provided by the second lien gross receipt tax, is a growing and diversifying economy with excellent prospects for future growth. The state currently (as of June 2000) has a budget stabilization reserve equal to 5% of revenues and a working capital reserve of 3.7% of revenues for a total reserve of
                                         8.7% or $847 million. This is a very high level. These
                                         reserves are scheduled to rise to $940 million in the 2002 budget. Both an expanding economy and an influx of retirees have brought substantial population growth. Large numbers of retirees have brought stable sources of income -- transfer payments -- which help to insulate the state's economy from business cycles.

                                         WHAT IS YOUR OUTLOOK FOR FLORIDA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         Key challenges are rapid population growth requiring
                                         infrastructure spending -- particularly for schools. These needs ideally should be met without impairing finances. In part to address these needs, the state has established a
                                         public education bond program -- funded with a first and
                                         second lien on the utility gross receipts tax. More recently
                                         Medicaid costs have been rising due to increases in the
                                         prescribed drug benefit and new enrollees. However, the
                                         state has a long history of coping successfully with growth pressures and cost containment issues, as evidenced by their ability to accumulate large reserves, and we expect this
                                         success should continue.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS FLORIDA INTERMEDIATE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Industrial development revenue/Pollution control revenue                          8.00
Hospital                                                                         12.10
Other                                                                            14.80
General obligation                                                               14.80
Transportation                                                                   12.80
Housing                                                                          10.20
Prerefunded                                                                       8.10
Water                                                                             6.20
Special tax                                                                       7.70
Electric                                                                          5.30

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Orange County, Florida, Tourist
                                                                                 Development Tax Revenue Refunding,
                                                                                 Series 1998A, (AMBAC Insured), 4.750%
                                                                                 10/01/24                                3.7%
                                                                            -------------------------------------------------
                                                                              2  Florida State, Division of Bond
                                                                                 Financing, Department of General
                                                                                 Services Revenue, (Department of
                                                                                 Natural Resources -- Preservation
                                                                                 2000 Project) Series 1993A, (FSA
                                                                                 Insured), 5.300% 07/01/06               2.3%
                                                                            -------------------------------------------------
                                                                              3  Orange County, Florida, Health
                                                                                 Facilities Authority, Revenue,
                                                                                 (Orlando Regional Healthcare Project)
                                                                                 Series 1996A, (MBIA Insured), 6.250%
                                                                                 10/01/08                                2.1%
                                                                            -------------------------------------------------
                                                                              4  Palm Beach County, Florida, Housing
                                                                                 Finance Authority, Single-Family
                                                                                 Mortgage Revenue Refunding, Series
                                                                                 1999A, AMT, (GNMA/FNMA COLL), 4.850%
                                                                                 04/01/32                                1.8%
                                                                            -------------------------------------------------
                                                                              5  Jacksonville, Florida, Health
                                                                                 Facilities Authority, Hospital
                                                                                 Revenue, Series 1997B, 5.400%
                                                                                 08/15/18                                1.7%
                                                                            -------------------------------------------------
                                                                              6  Florida, Housing Finance Agency,
                                                                                 Multi-Family Housing Revenue
                                                                                 Refunding, (Altamonte Project) Series
                                                                                 1994C, Mandatory Put 12/01/03 @ 100,
                                                                                 7.000% 12/01/24                         1.7%
                                                                            -------------------------------------------------
                                                                              7  Florida State, Board of Education,
                                                                                 Public Education Capital Outlay GO,
                                                                                 Series 1993D, 5.200% 06/01/11           1.6%
                                                                            -------------------------------------------------
                                                                              8  Dade County, Florida, Aviation
                                                                                 Revenue, (Miami International Airport
                                                                                 Project) Series 1997B, AMT, (FSA
                                                                                 Insured), 5.000% 10/01/06               1.5%
                                                                            -------------------------------------------------
                                                                              9  Hillsborough County, Florida, IDR
                                                                                 Refunding, (Tampa Electric Company
                                                                                 Project) Series 1992, 8.000% 05/01/22   1.5%
                                                                            -------------------------------------------------
                                                                             10  Escambia County, Florida, PCR,
                                                                                 (Champion International Corporation
                                                                                 Project) Series 1996, AMT, 6.400%
                                                                                 09/01/30                                1.5%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS FLORIDA INTERMEDIATE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (12/14/92
                                                                                     through
                                                                                     3/31/01)        5.41%     4.99%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Florida Intermediate Municipal
                                                Bond Fund from the inception of
                                                the share class. The Lehman
                                                7-Year Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of
                                                investment grade bonds with
                                                maturities of 7 to 8 years. It
                                                is unavailable for investment.
                                                The performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                                NATIONS FLORIDA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $14,974               INDEX $16,502
                                                                ----------------------------       ----------------------------
Dec. 14 1992                                                                9675                              10000
1992                                                                        9712                              10082
                                                                           10042                              10405
                                                                           10340                              10693
                                                                           10656                              11003
1993                                                                       10793                              11136
                                                                           10330                              10716
                                                                           10409                              10829
                                                                           10460                              10933
1994                                                                       10329                              10828
                                                                           10928                              11397
                                                                           11190                              11721
                                                                           11445                              12055
1995                                                                       11784                              12359
                                                                           11692                              12314
                                                                           11734                              12369
                                                                           11937                              12590
1996                                                                       12201                              12898
                                                                           12162                              12884
                                                                           12489                              13238
                                                                           12796                              13592
1997                                                                       13054                              13888
                                                                           13176                              14058
                                                                           13327                              14221
                                                                           13652                              14672
1998                                                                       13728                              14764
                                                                           13800                              14889
                                                                           13605                              14636
                                                                           13580                              14756
1999                                                                       13605                              14743
                                                                           13831                              14978
                                                                           13986                              15222
                                                                           14245                              15569
2000                                                                       14688                              16084
Mar. 31 2001                                                               14974                              16502

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                                NATIONS FLORIDA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $15,484               INDEX $16,502
                                                                ----------------------------       ----------------------------
Dec. 14 1992                                                               10000                              10000
1992                                                                       10038                              10082
                                                                           10379                              10405
                                                                           10688                              10693
                                                                           11014                              11003
1993                                                                       11156                              11136
                                                                           10677                              10716
                                                                           10758                              10829
                                                                           10811                              10933
1994                                                                       10676                              10828
                                                                           11295                              11397
                                                                           11566                              11721
                                                                           11830                              12055
1995                                                                       12180                              12359
                                                                           12085                              12314
                                                                           12128                              12369
                                                                           12338                              12590
1996                                                                       12611                              12898
                                                                           12571                              12884
                                                                           12909                              13238
                                                                           13226                              13592
1997                                                                       13492                              13888
                                                                           13619                              14058
                                                                           13774                              14221
                                                                           14110                              14672
1998                                                                       14189                              14764
                                                                           14263                              14889
                                                                           14062                              14636
                                                                           14035                              14756
1999                                                                       14062                              14743
                                                                           14295                              14978
                                                                           14462                              15222
                                                                           14729                              15569
2000                                                                       15187                              16084
Mar. 31 2001                                                               15484                              16502

   TOTAL RETURN (AS OF 3/31/01)

                                                        INVESTOR A                INVESTOR B                 INVESTOR C
                                    PRIMARY A       NAV**        MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                      12/11/92             12/14/92                   6/7/93                    12/17/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   8.59%          8.33%        4.78%        7.52%        4.52%         7.49%        6.49%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.64%          4.37%        3.24%        3.70%        3.39%         3.73%        3.73%
5 YEARS                              5.33%          5.08%        4.39%        4.51%        4.51%         4.53%        4.53%
SINCE INCEPTION                      5.62%          5.41%        4.99%        4.54%        4.54%         4.91%        4.91%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS FLORIDA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS FLORIDA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2001 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Florida municipal securities, we aim to
exempt from federal income and the       limit the Fund's exposure to any single credit or market
Florida state intangibles taxes          sector. In addition, we use a combination of investment
with the potential for principal         strategies, including duration management (managing the
fluctuation associated with              Fund's sensitivity to interest rates), market sector
investments in long-term municipal       selection and individual credit reviews. We also seek to
securities.                              limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund seeks to maintain an average
For the 12-month period ended            dollar-weighted maturity greater than seven years and a
March 31, 2001, Nations Florida          duration of more than six years.
Municipal Bond Fund Investor A           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
Shares provided shareholders with        With a total return of 9.86%, Nations Florida Municipal Bond
a total return of 9.86%.**               Fund (Investor A Shares) outperformed its peer group, the
                                         Lipper Florida Municipal Debt Funds Average, which returned
                                         9.78% for the 12-month period ended March 31, 2001. The Fund benefited from having a modestly longer duration than its
                                         peer group during the period as interest rates declined.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN FLORIDA?
                                         The state of Florida has been rated by Moody's Investors
                                         Services, Inc. ("Aa2"), Standard & Poor's Corporation
                                         ("AA+"), and Fitch IBCA, Inc. ("AA"). The key factors
                                         included in these ratings are a constitutionally dedicated second lien pledge of gross receipts tax revenues from
                                         electric, natural gas and the telecommunications industry's sales. However, the bonds are general obligations of the
                                         state and payable

*The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

**The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Florida Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in Florida.

Source for all statistical data -- Banc of America Capital Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS FLORIDA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued


                                         from any source of revenue available to the state. Strengthening the narrow base of taxation, provided by the second lien gross receipt tax, are a growing and diversifying economy with excellent prospects for future growth. As of June 2000, the state had a budget stabilization reserve equal to 5% of revenues and a working capital reserve of 3.7% of revenues for a total reserve of 8.7% or
                                         $847 million. This is a very high level. These reserves are schedule to rise to $940 million in the 2002 budget. Both an expanding economy and an influx of retirees have brought substantial population growth.
                                         Large numbers of retirees have brought stable sources of income --
                                         transfer payments -- which help to insulate the state's economy from business cycles.

                                         WHAT IS YOUR OUTLOOK FOR FLORIDA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         Key challenges are rapid population growth requiring
                                         infrastructure spending -- particularly for schools. These needs ideally should be met without impairing finances. In part to address these needs, the state has established a
                                         public education bond program -- funded with a first and
                                         second lien on the utility gross receipts tax. More
                                         recently, Medicaid costs have been rising due to increases in the prescribed drug benefit and new enrollees. However, the state has a long history of coping successfully with
                                         growth pressures and cost containment issues, as evidenced by their ability to accumulate large reserves, and we
                                         believe this success should continue.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS FLORIDA
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

General obligation                                                               11.4
Hospital                                                                         14.6
Other                                                                            11.5
Special tax                                                                      13.6
Transportation                                                                   11.9
Electric                                                                          8.8
Prerefunded                                                                      10.4
Industrial development revenue/Pollution control revenue                          7.1
Resource recovery                                                                 3.9
Housing                                                                           6.8

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Palm Beach County, Florida, Solid
                                                                                 Waste Authority, Revenue, Unrefunded
                                                                                 Balance, Series 1997A, (AMBAC
                                                                                 Insured), 6.000% 10/01/10               3.9%
                                                                            -------------------------------------------------
                                                                              2  Okaloosa County, Florida, Gas
                                                                                 Distribution Revenue Refunding,
                                                                                 Series 1994, (MBIA Insured),
                                                                                 Prerefunded 10/01/04 @ 102, 6.875%
                                                                                 10/01/19                                3.8%
                                                                            -------------------------------------------------
                                                                              3  Collier County, Florida, Health
                                                                                 Facilities Authority, Revenue
                                                                                 Refunding, (Moorings, Inc. Project)
                                                                                 Series 1994, 7.000% 12/01/19            3.6%
                                                                            -------------------------------------------------
                                                                              4  Jacksonville, Florida, Sales Tax
                                                                                 Revenue, (River City Renaissance
                                                                                 Project) Series 1995, (FGIC Insured),
                                                                                 5.650% 10/01/14                         3.6%
                                                                            -------------------------------------------------
                                                                              5  Jacksonville, Florida, Sales Tax
                                                                                 Revenue, (River City Renaissance
                                                                                 Project) Series 1995, (FGIC Insured),
                                                                                 5.375% 10/01/18                         3.4%
                                                                            -------------------------------------------------
                                                                              6  Puerto Rico Commonwealth, GO, Series
                                                                                 1997, (MBIA Insured), 6.500% 07/01/15   3.4%
                                                                            -------------------------------------------------
                                                                              7  Pinellas County, Florida, Capital
                                                                                 Improvement Revenue, Series 2000,
                                                                                 4.500% 01/01/06                         2.8%
                                                                            -------------------------------------------------
                                                                              8  South Miami, Florida, Health
                                                                                 Facilities Authority, Hospital
                                                                                 Revenue Refunding, (Baptist Health
                                                                                 Systems Obligation Group Project)
                                                                                 Series 1995, (MBIA Insured), 5.375%
                                                                                 10/01/16                                2.8%
                                                                            -------------------------------------------------
                                                                              9  Guam, Airport Authority, Revenue,
                                                                                 Series 1993A, 6.375% 10/01/10           2.7%
                                                                            -------------------------------------------------
                                                                             10  Orange County, Florida, Health
                                                                                 Facilities Authority, Revenue, Series
                                                                                 1996A, (MBIA Insured), 6.250%
                                                                                 10/01/16                                2.6%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS FLORIDA
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (12/10/93
                                                                                     through
                                                                                     3/31/01)        5.00%     4.30%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Florida Municipal Bond Fund from
                                                the inception of the share
                                                class. The Lehman Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of 8,000 investment
                                                grade, long-term maturity bonds.
                                                It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                               NATIONS FLORIDA MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $13,603                         $15,441
                                                               ------------------------------      ---------------------------
Dec. 10 1993                                                                9525                              10000
1993                                                                        9522                              10211
                                                                            8760                               9650
                                                                            8828                               9757
                                                                            8839                               9824
1994                                                                        8739                               9683
                                                                            9452                              10368
                                                                            9699                              10618
                                                                            9941                              10923
1995                                                                       10456                              11374
                                                                           10194                              11237
                                                                           10287                              11323
                                                                           10525                              11582
1996                                                                       10766                              11877
                                                                           10713                              11849
                                                                           11071                              12258
                                                                           11407                              12627
1997                                                                       11704                              12969
                                                                           11826                              13118
                                                                           11963                              13317
                                                                           12343                              13726
1998                                                                       12364                              13808
                                                                           12380                              13931
                                                                           12148                              13686
                                                                           12042                              13631
1999                                                                       12019                              13525
                                                                           12384                              13921
                                                                           12525                              14132
                                                                           12781                              14474
2000                                                                       13346                              15106
Mar. 31 2001                                                               13603                              15441

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                               NATIONS FLORIDA MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $14,284                         $15,441
                                                               ------------------------------      ---------------------------
Dec. 10 1993                                                               10000                              10000
1993                                                                        9997                              10211
                                                                            9197                               9650
                                                                            9268                               9757
                                                                            9280                               9824
1994                                                                        9174                               9683
                                                                            9923                              10368
                                                                           10183                              10618
                                                                           10436                              10923
1995                                                                       10977                              11374
                                                                           10703                              11237
                                                                           10800                              11323
                                                                           11050                              11582
1996                                                                       11303                              11877
                                                                           11247                              11849
                                                                           11623                              12258
                                                                           11976                              12627
1997                                                                       11288                              12969
                                                                           12415                              13118
                                                                           12559                              13317
                                                                           12959                              13726
1998                                                                       12981                              13808
                                                                           12998                              13931
                                                                           12755                              13686
                                                                           12643                              13631
1999                                                                       12619                              13525
                                                                           13002                              13921
                                                                           13152                              14132
                                                                           13420                              14474
2000                                                                       14014                              15108
Mar. 31 2001                                                               14284                              15441

   TOTAL RETURN (AS OF 3/31/01)

                                                        INVESTOR A                INVESTOR B                 INVESTOR C
                                    PRIMARY A       NAV**        MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                      12/13/93             12/10/93                  10/22/93                   11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   10.13%         9.86%        4.59%        9.05%        5.05%         8.92%        7.92%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                               5.02%         4.78%        3.09%        4.05%        3.12%         3.99%        3.99%
5 YEARS                               6.17%         5.94%        4.92%        5.25%        5.09%         5.29%        5.29%
SINCE INCEPTION                       5.31%         5.00%        4.30%        4.33%        4.33%         7.03%        7.03%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 30

NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2001 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Georgia municipal securities, we aim to
exempt from federal and Georgia          limit the Fund's exposure to any single credit or market
state income taxes consistent with       sector. In addition, we use a combination of investment
moderate fluctuation of principal.       strategies, including duration management (managing the
PERFORMANCE REVIEW                       Fund's sensitivity to interest rates), market sector
For the 12-month period ended            selection and individual credit reviews. We also seek to
March 31, 2001, Nations Georgia          limit the distribution of capital gains when appropriate. As
Intermediate Municipal Bond Fund         an intermediate-term portfolio, the Fund seeks to maintain
Investor A Shares provided               an average dollar-weighted maturity of between three and ten
shareholders with a total return         years and a duration of between three and six years.
of 8.66%.**                              PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
                                         With a total return of 8.66%, Nations Georgia Intermediate
                                         Municipal Bond Fund (Investor A Shares) basically matched
                                         its peer group average, the Lipper Other States Intermediate
                                         Municipal Debt Funds Average, which returned 8.65% for the
                                         12-month period ended March 31, 2001. The Fund benefited by having a moderately longer duration than its peer group,
                                         which was offset by an overweighting in health care and
                                         industrial revenue issues which underperformed.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN GEORGIA?
                                         The state of Georgia has earned the highest possible credit rating from Moody's Investors Services, Inc. ("Aaa"), and
                                         Fitch IBCA, Inc. ("AAA"). The state of Georgia has earned
                                         the second highest rating from Standard & Poor's Corporation
                                         ("AA+"). The key economic factors included in these rating are a prolonged history of diversified economic growth
                                         coupled with a high level of job creation.

*The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

**The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

Source for all statistical data -- Banc of America Capital Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         Employment growth recently has been in the 2.0% to 2.5% range, which is a strong level. This is due in large measure to growth in the services sector. In January of 2001 overall job growth was
                                         2.0% despite signs of a national economic slowdown. While
                                         the city of Atlanta has emerged as the pre-eminent economic center in the southeast region, growth and diversification have occurred throughout the state. As a reflection of this success, Georgia has had one of the fastest population
                                         growth rates in the country.
                                         Georgia has a long term history of stable economic and
                                         population growth. Additionally the state has contributed to growth in the surrounding region. A long-term positive trend is population growth in excess of national benchmarks -- due in large part to job formation and quality of life issues.
                                         Long-term shifts in economic sector composition from
                                         agriculture to services such as FIRE (Finance, Insurance and
                                         Real Estate) and manufacturing are all credit positives. One effect of this shift is to replace relatively low paying
                                         agriculture sector jobs with more higher paying service and manufacturing jobs. Health service is another sector that
                                         has added relatively higher paying jobs at a significant
                                         rate. The growth in health services and FIRE sectors adds
                                         significant diversification and stability to the Georgia
                                         economy -- all credit positives.

                                         The state's financial performance has been quite good.
                                         Recent budget surpluses due to economic growth and sound
                                         management have allowed the state to accumulate sizeable
                                         reserve funds. These reserve funds serve as a cushion
                                         against economic cycling. Preliminary estimates for fiscal year 2000 show tax collections up about 8.5% from 1999. For fiscal 2001 the state is budgeting for revenue growth of
                                         7.5% a year -- a target we believe is attainable. An
                                         additional source of funds at the state level will be from the issuance of tobacco settlement bonds to be used for
                                         various purposes such as healthcare and economic
                                         development.
                                         WHAT IS YOUR OUTLOOK FOR GEORGIA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         Key challenges for the state and its local government units are dealing with rapid population growth and keeping
                                         financial performance stable -- including maintaining
                                         substantial financial reserve levels and continuing on a
                                         diversified economic growth path. Rapid population growth
                                         requires capital expenditures for infrastructure such as
                                         roads, water, sewer and education. Planning and spending to meet these needs requires a long-term view encompassing both pay-as-you-go spending and borrowing. We believe the state will likely meet these long-term challenges successfully.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable

NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         and/or tax-exempt securities based on relative value, and
                                         from retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

General obligations                                                              30.5
Other                                                                             4.9
Prerefunded                                                                      12.4
Industrial development revenue/Pollution control revenue                         15.2
Transportation                                                                    9.5
Hospital                                                                          8.5
Water                                                                             9.3
Electric                                                                          2.1
Education                                                                         5.7
Housing                                                                           1.9

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Effingham County, Georgia,
                                                                                 Development Authority, Solid Waste
                                                                                 Disposal Revenue, (Fort James
                                                                                 Corporation Project) Series 1998,
                                                                                 AMT, 5.625% 07/01/18                    4.1%
                                                                            -------------------------------------------------
                                                                              2  DeKalb County, Georgia, Development
                                                                                 Authority, Revenue, (Emory University
                                                                                 Project) Series 1994A, 6.000%
                                                                                 10/01/14                                2.9%
                                                                            -------------------------------------------------
                                                                              3  Atlanta, Georgia, Airport Facilities
                                                                                 Revenue Refunding, Series 2000A,
                                                                                 (FGIC Insured), 5.600% 01/01/30         2.8%
                                                                            -------------------------------------------------
                                                                              4  Georgia, George L. Smith II World
                                                                                 Congress Center Authority, Revenue
                                                                                 Refunding, (Domed Stadium Project)
                                                                                 Series 2000, AMT, (MBIA Insured),
                                                                                 6.000% 07/01/05                         2.8%
                                                                            -------------------------------------------------
                                                                              5  Clayton County, Georgia, Hospital
                                                                                 Authority, Revenue Anticipation
                                                                                 Certificates, (Southern Regional
                                                                                 Medical Center Project) Series 1998A,
                                                                                 (MBIA Insured), 5.250% 08/01/09         2.3%
                                                                            -------------------------------------------------
                                                                              6  Fulton County, Georgia, Housing
                                                                                 Authority, Multi-Family Housing
                                                                                 Revenue, (Concorde Place Apartments
                                                                                 Project) Series 1996A, AMT,
                                                                                 Prerefunded 07/01/08 @ 100, 6.375%
                                                                                 01/01/27                                2.2%
                                                                            -------------------------------------------------
                                                                              7  Metropolitan Atlanta Rapid Transit
                                                                                 Authority, Georgia, Revenue
                                                                                 Refunding, Series 1992P, (AMBAC
                                                                                 Insured), 5.900% 07/01/03               2.1%
                                                                            -------------------------------------------------
                                                                              8  Georgia State, GO, Series 1993C,
                                                                                 6.500% 07/01/05                         2.1%
                                                                            -------------------------------------------------
                                                                              9  Bibb County, Georgia, GO, Series
                                                                                 1993, 5.500% 01/01/08                   1.9%
                                                                            -------------------------------------------------
                                                                             10  Cartersville, Georgia, Development
                                                                                 Authority, Sewer Facilities Revenue
                                                                                 Refunding, (Anheuser-Busch Companies,
                                                                                 Inc. Project) Series 1997, AMT,
                                                                                 5.625% 05/01/09                         1.8%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (5/4/92 through
                                                                                     3/31/01)        5.73%     5.33%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Georgia Intermediate Municipal
                                                Bond Fund from the inception of
                                                the share class. The Lehman
                                                7-Year Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of
                                                investment grade bonds with
                                                maturities of 7 to 8 years. It
                                                is unavailable for investment.
                                                The performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                                NATIONS GEORGIA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $15,883               INDEX $17,543
                                                                ----------------------------       ----------------------------
May 4 1992                                                                  9675                              10000
                                                                            9951                              10264
                                                                           10199                              10545
1992                                                                       10397                              10718
                                                                           10740                              11061
                                                                           11049                              11368
                                                                           11417                              11697
1993                                                                       11529                              11839
                                                                           10996                              11392
                                                                           11080                              11512
                                                                           11130                              11623
1994                                                                       10977                              11511
                                                                           11583                              12116
                                                                           11872                              12461
                                                                           12143                              12816
1995                                                                       12522                              13139
                                                                           12394                              13091
                                                                           12441                              13149
                                                                           12679                              13384
1996                                                                       12954                              13712
                                                                           12905                              13697
                                                                           13248                              14074
                                                                           13577                              14450
1997                                                                       13859                              14765
                                                                           13970                              14945
                                                                           14125                              15118
                                                                           14528                              15597
1998                                                                       14605                              15696
                                                                           14666                              15829
                                                                           14421                              15560
                                                                           14443                              15688
1999                                                                       14376                              15673
                                                                           14625                              15923
                                                                           14802                              16182
                                                                           15102                              16551
2000                                                                       15522                              17099
Mar. 31 2001                                                               15883                              17543

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                                NATIONS GEORGIA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $16,424               INDEX $17,543
                                                                ----------------------------       ----------------------------
May 4 1992                                                                 10000                              10000
                                                                           10285                              10264
                                                                           10541                              10545
1992                                                                       10747                              10718
                                                                           11101                              11061
                                                                           11420                              11368
                                                                           11800                              11697
1993                                                                       11916                              11839
                                                                           11365                              11392
                                                                           11452                              11512
                                                                           11504                              11623
1994                                                                       11346                              11511
                                                                           11972                              12116
                                                                           12271                              12461
                                                                           12551                              12816
1995                                                                       12943                              13139
                                                                           12811                              13091
                                                                           12859                              13149
                                                                           13105                              13384
1996                                                                       13389                              13712
                                                                           13338                              13697
                                                                           13893                              14074
                                                                           14033                              14450
1997                                                                       14325                              14765
                                                                           14439                              14945
                                                                           14599                              15118
                                                                           15016                              15597
1998                                                                       15095                              15696
                                                                           15159                              15829
                                                                           14906                              15560
                                                                           14928                              15688
1999                                                                       14860                              15673
                                                                           15117                              15923
                                                                           15305                              16182
                                                                           15516                              16551
2000                                                                       16050                              17099
Mar. 31 2001                                                               16424                              17543

   TOTAL RETURN (AS OF 3/31/01)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     3/1/92                5/4/92                     6/7/93                    6/17/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   8.93%          8.66%        5.13%        7.85%        4.85%         7.96%        6.96%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.64%          4.40%        3.24%        3.69%        3.38%         3.66%        3.66%
5 YEARS                              5.33%          5.10%        4.40%        4.50%        4.50%         4.48%        4.48%
SINCE INCEPTION                      5.91%          5.73%        5.33%        4.46%        4.46%         5.02%        5.02%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS GEORGIA
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS GEORGIA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2001 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Georgia municipal securities, we aim to
exempt from federal and Georgia          limit the Fund's exposure to any single credit or market
state income taxes with the              sector. In addition, we use a combination of investment
potential for principal                  strategies, including duration management (managing the
fluctuation associated with              Fund's sensitivity to interest rates), market sector
investments in long-term municipal       selection and individual credit reviews. We also seek to
securities.                              limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund seeks to maintain an average
For the 12-month period ended            dollar-weighted maturity greater than seven years and a
March 31, 2001, Nations Georgia          duration of more than six years.
Municipal Bond Fund Investor A           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
Shares provided shareholders with        With a total return of 10.11%, Nations Georgia Municipal
a total return of 10.11%.**              Bond Fund (Investor A Shares) sought to track its peer group average, the Lipper Georgia Municipal Debt Funds Average,
                                         which returned 10.32% for the 12-month period ended March
                                         31, 2001. The Fund benefited by having a moderately longer duration than its peer group while credit spreads widened on its health care and industrial revenue positions.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN GEORGIA?
                                         The state of Georgia has earned the highest possible credit rating from Moody's Investors Services, Inc. ("Aaa"), and
                                         Fitch IBCA, Inc. ("AAA"), and the second highest rating from
                                         Standard & Poor's Corporation ("AA+"). The key economic
                                         factors included in these ratings are a prolonged history of diversified economic growth coupled with a high level of job creation.

*The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

**The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Georgia Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in Georgia.

Source for all statistical data -- Banc of America Capital Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
 36

NATIONS GEORGIA
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         Employment growth recently has been in the 2.0% to 2.5%
                                         range, which is a strong level. This is due in large measure to growth in the services sector. In January of 2001 overall job growth was at 2.0% despite signs of a national economic slowdown. While the city of Atlanta has emerged as the
                                         pre-eminent economic center in the southeast region, growth and diversification have occurred throughout the state. As a reflection of this success Georgia has had one of the
                                         fastest population growth rates in the country.
                                         Georgia has a long term history of stable economic and
                                         population growth. Additionally the state has contributed to growth in the surrounding region. A long-term positive trend is population growth in excess of national benchmarks -- due in large part to job formation and quality of life issues.
                                         Long-term shifts in economic sector composition from
                                         agriculture to services such as FIRE (Finance, Insurance and
                                         Real Estate) and manufacturing are all credit positives. One effect of this shift is to replace relatively low paying
                                         agriculture sector jobs with more higher paying service and manufacturing jobs. Health service is another sector that
                                         has added relatively higher paying jobs at a significant
                                         rate. The growth in health services and FIRE sectors adds
                                         significant diversification and stability to the Georgia
                                         economy -- all credit positives.
                                         The state's financial performance has been quite good.
                                         Recent budget surpluses due to economic growth and sound
                                         management have allowed the state to accumulate sizeable
                                         reserve funds. These reserve funds serve as a cushion
                                         against economic cycling. Preliminary estimates for fiscal year 2000 show tax collections up about 8.5% from 1999. For fiscal 2001, the state is budgeting for revenue growth of
                                         7.5% a year -- a target we believe is attainable. An
                                         additional source of funds at the state level will be from the issuance of tobacco settlement bonds to be used for
                                         various purposes such as healthcare and economic
                                         development.

                                         WHAT IS YOUR OUTLOOK FOR GEORGIA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         Key challenges for the state and its local government units are dealing with rapid population growth and keeping
                                         financial performance stable -- including maintaining
                                         substantial financial reserve levels and continuing on a
                                         diversified economic growth path. Rapid population growth
                                         requires capital expenditures for infrastructure such as
                                         roads, water, sewer and education. Planning and spending to meet these needs requires a long-term view encompassing both pay-as-you-go spending and borrowing. We believe the state will likely meet these long-term challenges successfully.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from

NATIONS GEORGIA
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         crossover buyers, who seek above average performance by
                                         purchasing taxable and/or tax-exempt securities based on
                                         relative value, and from retail investors seeking a safer
                                         and less volatile alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS GEORGIA
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Lease                                                                             3.3
Transportation                                                                    7.3
Prerefunded                                                                       7.4
Hospital                                                                          7.6
Water                                                                             8.1
Education                                                                        12.5
Housing                                                                          11.4
Other                                                                            12.7
General obligation                                                               19.2
Industrial development revenue/Pollution control revenue                         10.5

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Fulton County, Georgia, Water and
                                                                                 Sewer Revenue, Series 1998, 4.750%
                                                                                 01/01/20                                4.4%
                                                                            -------------------------------------------------
                                                                              2  Georgia State, GO, Series 1999D,
                                                                                 5.800% 11/01/13                         3.9%
                                                                            -------------------------------------------------
                                                                              3  Georgia State, Housing and Finance
                                                                                 Authority, Single-Family Mortgage
                                                                                 Revenue, Series 1999B-2, AMT, 6.100%
                                                                                 06/01/31                                3.9%
                                                                            -------------------------------------------------
                                                                              4  Forsyth County, Georgia, School
                                                                                 District, GO, Series 1999, 6.000%
                                                                                 02/01/15                                3.9%
                                                                            -------------------------------------------------
                                                                              5  Henry County, Georgia, Hospital
                                                                                 Authority, Revenue, (Henry Medical
                                                                                 Center Project) Series 1997, (AMBAC
                                                                                 Insured), 6.000% 07/01/29               3.8%
                                                                            -------------------------------------------------
                                                                              6  Georgia, George L. Smith II World
                                                                                 Congress Center Authority, Revenue
                                                                                 Refunding, (Domed Stadium Project)
                                                                                 Series 2000, AMT, (MBIA Insured),
                                                                                 6.000% 07/01/05                         3.8%
                                                                            -------------------------------------------------
                                                                              7  Fulco, Georgia, Hospital Authority,
                                                                                 Revenue Anticipation Certificates,
                                                                                 (St. Joseph Hospital Project) Series
                                                                                 1994, 5.500% 10/01/14                   3.8%
                                                                            -------------------------------------------------
                                                                              8  DeKalb County, Georgia, Development
                                                                                 Authority, Revenue, (Emory University
                                                                                 Project) Series 1994A, 6.000% 10/01/14  3.8%
                                                                            -------------------------------------------------
                                                                              9  Roswell, Georgia, GO, Series 1995,
                                                                                 5.600% 02/01/10                         3.7%
                                                                            -------------------------------------------------
                                                                             10  Savannah, Georgia, Hospital Authority,
                                                                                 Revenue, (St. Josephs -- Candler
                                                                                 Health Systems Project) Series 1998B,
                                                                                 (FSA Insured), 5.250% 07/01/10          3.7%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS GEORGIA
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (12/30/93
                                                                                     through
                                                                                     3/31/01)        4.93%     4.22%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Georgia Municipal Bond Fund from
                                                the inception of the share
                                                class. The Lehman Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of 8,000 investment
                                                grade, long-term maturity bonds.
                                                It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                               NATIONS GEORGIA MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $13,496                         $15,122
                                                               ------------------------------      ---------------------------
Dec. 30 1993                                                                9525                              10000
                                                                            8818                               9451
                                                                            8891                               9555
                                                                            8845                               9621
1994                                                                        8705                               9483
                                                                            9397                              10154
                                                                            9633                              10398
                                                                            9905                              10697
1995                                                                       10396                              11139
                                                                           10171                              11005
                                                                           10226                              11089
                                                                           10480                              11343
1996                                                                       10729                              11632
                                                                           10685                              11604
                                                                           11050                              12004
                                                                           11340                              12366
1997                                                                       11646                              12701
                                                                           11776                              12847
                                                                           11946                              13042
                                                                           12342                              13442
1998                                                                       12377                              13523
                                                                           12444                              13643
                                                                           12219                              13403
                                                                           12092                              13350
1999                                                                       11913                              13246
                                                                           12257                              13634
                                                                           12377                              13840
                                                                           12693                              14174
2000                                                                       13226                              14794
Mar. 31 2001                                                               13496                              15122

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                               NATIONS GEORGIA MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $14,172                         $15,122
                                                               ------------------------------      ---------------------------
Dec. 30 1993                                                               10000                              10000
                                                                            9268                               9451
                                                                            9334                               9555
                                                                            9286                               9621
1994                                                                        9139                               9483
                                                                            9865                              10154
                                                                           10114                              10398
                                                                           10399                              10697
1995                                                                       10915                              11139
                                                                           10678                              11005
                                                                           10736                              11089
                                                                           11003                              11343
1996                                                                       11264                              11632
                                                                           11217                              11604
                                                                           11601                              12004
                                                                           11905                              12366
1997                                                                       12227                              12701
                                                                           12363                              12847
                                                                           12541                              13042
                                                                           12958                              13442
1998                                                                       12994                              13523
                                                                           13064                              13643
                                                                           12828                              13403
                                                                           12694                              13350
1999                                                                       12506                              13246
                                                                           12868                              13634
                                                                           12996                              13840
                                                                           13328                              14174
2000                                                                       13890                              14794
Mar. 31 2001                                                               14172                              15122

   TOTAL RETURN (AS OF 3/31/01)

                                                            INVESTOR A               INVESTOR B                INVESTOR C
                                        PRIMARY A       NAV**        MOP*        NAV**       CDSC***       NAV**       CDSC***
Inception date                          1/13/94              12/30/93                 10/21/93                   11/3/94
------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       10.38%         10.11%       4.83%       9.29%        5.29%        9.29%        8.29%
------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                   4.89%          4.65%       2.97%       3.92%        2.99%        3.88%        3.88%
5 YEARS                                   6.06%          5.82%       4.81%       5.14%        4.98%        5.18%        5.18%
SINCE INCEPTION                           5.12%          4.93%       4.22%       4.28%        4.28%        7.00%        7.00%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 40

NATIONS KANSAS
MUNICIPAL INCOME FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS KANSAS MUNICIPAL INCOME FUND'S PERFORMANCE FROM
                                         INCEPTION ON AUGUST 14, 2000 THROUGH THE PERIOD ENDED MARCH
                                         31, 2001 AND ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Kansas municipal securities, we aim to limit
exempt from federal and Kansas           the Fund's exposure to any single credit or market sector.
state income taxes consistent with       In addition, we use a combination of investment strategies,
moderate fluctuation of principal.       including duration management (managing the Fund's
PERFORMANCE REVIEW                       sensitivity to interest rates), market sector selection and
For the period from the Fund's           individual credit reviews. We also seek to limit the
inception on August 14, 2000             distribution of capital gains when appropriate. As an
through March 31, 2001, Nations          intermediate-term portfolio, the Fund seeks to maintain an
Kansas Municipal Income Fund             average dollar-weighted maturity of between three and ten
Investor A Shares provided               years and a duration of between three and eight years.
shareholders with a total return         PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
of 5.66%.**                              With a total return of 5.66%, Nations Kansas Municipal
                                         Income Fund (Investor A Shares) outperformed its peer group, the Lipper Other States Intermediate Municipal Debt Funds
                                         Average, which returned 2.06% from the Fund's inception
                                         through the period ended March 31, 2001.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN KANSAS?
                                         The state of Kansas does not directly issue bonds backed by a general obligation pledge and therefore does not have a
                                         general obligation rating. If the state borrowed directly
                                         under this pledge we believe its rating would be very high due to its strong creditworthiness. For instance, the state
                                         Department of Transportation, an agency of the state, which borrows to fulfill state goals is rated "Aa2" by Moody's
                                         Investor Services, Inc. and "AA+" by Standard & Poor's
                                         Corporation. The state economy

*The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

**The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

Source for all statistical data -- Banc of America Capital Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS KANSAS
MUNICIPAL INCOME FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         has a long history of stable economic growth due in
                                         large part to its broad diversification over many
                                         sectors. The largest sector employment sector in the state is services at 26% of the total, followed by trade at 24%, then government at 18% and manufacturing at 16%. The largest
                                         15 employers in the state also show significant
                                         diversification with local, state and federal government
                                         being the largest. Private sector employers on the list are
                                         Sprint, Boeing, Raytheon, IBP (Iowa Beef Packing), Farmland
                                         Industries, Cessna Aircraft, GM and others. The state has a history of sound finances but recently there has been some stress. For fiscal year 2000 there was an operating deficit of $164 million. This deficit was due in large part to an
                                         income tax cut mitigated by spending reductions. For fiscal year 2001 the state is budgeting a $50 million surplus which should bring the general fund balance to $378 million or
                                         8.7% of expenditures -- a very strong level.

                                         WHAT IS YOUR OUTLOOK FOR KANSAS AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         The state has recognized the key issues of balancing the
                                         need to provide government services while looking to bring the budget back into balance and maintain strong cash
                                         reserves. We believe the state will likely meet these
                                         challenges successfully.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS KANSAS
MUNICIPAL INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Housing                                                                           1.9
Education                                                                           4
Transportation                                                                    4.8
Industrial development revenue/Pollution control revenue                          7.1
Prerefunded                                                                       8.6
Lease                                                                             9.3
Water                                                                            11.4
Other                                                                             3.1
Hospital                                                                         18.8
General obligation                                                                 31

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Kansas State, Development Financing
                                                                                 Authority, Revenue, (Board of Regents
                                                                                 Rehab Project) Series 1997G-2, 5.000%
                                                                                 10/01/10                                9.3%
                                                                            -------------------------------------------------
                                                                              2  Kansas State, Development Financing
                                                                                 Authority, Health Facilities Revenue,
                                                                                 (Sisters of Charity Project) Series
                                                                                 2000J, 6.250% 12/01/28                  4.0%
                                                                            -------------------------------------------------
                                                                              3  Kansas State, Development Financing
                                                                                 Authority, Revenue, (Public Water
                                                                                 Supply Revolving Project) Series
                                                                                 1997, (AMBAC Insured), 5.000%
                                                                                 04/01/20                                3.3%
                                                                            -------------------------------------------------
                                                                              4  Houston, Texas, Airport Systems
                                                                                 Revenue, Sub Lien, Series 2000A, AMT,
                                                                                 (FSA Insured), 5.625% 07/01/30          2.7%
                                                                            -------------------------------------------------
                                                                              5  Johnson County, Kansas, Unified
                                                                                 School District Number 233, GO,
                                                                                 Series 1999A, (FGIC Insured), 5.375%
                                                                                 09/01/14                                2.6%
                                                                            -------------------------------------------------
                                                                              6  Kansas State, Development Financing
                                                                                 Authority, Revenue, (Public Water
                                                                                 Supply Revolving Project) Series
                                                                                 1997, (AMBAC Insured), 5.000%
                                                                                 04/01/17                                2.5%
                                                                            -------------------------------------------------
                                                                              7  Kansas City, Kansas, Utilities System
                                                                                 Revenue, Series 1994, (FGIC Insured),
                                                                                 Prerefunded 09/01/04 @ 102, 6.375%
                                                                                 09/01/23                                2.2%
                                                                            -------------------------------------------------
                                                                              8  Chicago, Illinois, Water Revenue,
                                                                                 Capital Appreciation, Series 1997,
                                                                                 (FGIC Insured), 4.610% 11/01/10         2.1%
                                                                            -------------------------------------------------
                                                                              9  Leavenworth County, Kansas, GO,
                                                                                 Series 1997A, (AMBAC Insured), 4.900%
                                                                                 12/01/06                                1.9%
                                                                            -------------------------------------------------
                                                                             10  Dallas-Fort Worth, Texas,
                                                                                 International Airport Facilities
                                                                                 Improvement, Corporate Revenue
                                                                                 Refunding, (American Airlines
                                                                                 Project) Series 2000C, AMT, Mandatory
                                                                                 Put 11/01/07 @ 100, 6.150% 05/01/29     1.8%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS KANSAS
MUNICIPAL INCOME FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                CUMULATIVE TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (8/14/00
                                                                                     through
                                                                                     3/31/01)        5.66%     2.20%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Kansas Municipal Income Fund
                                                from the inception of the share
                                                class. The Lehman 7-Year
                                                Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of
                                                investment grade bonds with
                                                maturities of 7 to 8 years. It
                                                is unavailable for investment.
                                                The performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                              NATIONS KANSAS MUNICIPAL INCOME      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                        FUND $10,219                      INDEX $10,707
                                                              -------------------------------      ----------------------------
Aug. 14 2000                                                               10000                              10000
                                                                            9687                              10101
2000                                                                       10019                              10435
Mar. 31 2001                                                               10219                              10707

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                              NATIONS KANSAS MUNICIPAL INCOME      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                        FUND $10,566                      INDEX $10,707
                                                              -------------------------------      ----------------------------
Aug. 14 2000                                                               10000                              10000
                                                                           10015                              10101
2000                                                                       10358                              10435
Mar. 31 2001                                                               10566                              10707

   TOTAL RETURN (AS OF 3/31/01)

                                                                                INVESTOR A                 INVESTOR B
                                                            PRIMARY A       NAV**         MOP*        NAV**        CDSC***
Inception date                                              7/16/00               8/14/00                   8/29/00
-------------------------------------------------------------------------------------------------------------------------------
CUMULATIVE RETURNS
SINCE INCEPTION                                               6.60%          5.66%        2.20%        4.78%       -0.22%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 44

NATIONS MARYLAND INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2001 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Maryland municipal securities, we aim to
exempt from federal and Maryland         limit the Fund's exposure to any single credit or market
state income taxes consistent with       sector. In addition, we use a combination of investment
moderate fluctuation of principal.       strategies, including duration management (managing the
PERFORMANCE REVIEW                       Fund's sensitivity to interest rates), market sector
For the 12-month period ended            selection and individual credit reviews. We also seek to
March 31, 2001, Nations Maryland         limit the distribution of capital gains when appropriate. As
Intermediate Municipal Bond Fund         an intermediate-term portfolio, the Fund seeks to maintain
Investor A Shares provided               an average dollar-weighted maturity of between three and 10
shareholders with a total return         years and a duration of between three and six years.
of 8.81%.**                              PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
                                         With a total return of 8.81%, Nations Maryland Intermediate
                                         Municipal Bond Fund (Investor A Shares) significantly
                                         outperformed its peer group, the Lipper Other States
                                         Intermediate Municipal Debt Funds Average, which returned
                                         8.65% for the 12-month period ended March 31, 2001. The Fund benefited from having a slightly longer duration than its
                                         peer group during the period.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN MARYLAND?
                                         The state of Maryland has earned the highest possible credit rating from Moody's Investors Services, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). Maryland has an in-depth and diverse economy.
                                         Economic growth has been led by the service and construction sectors most recently. The January 2001 unemployment rate
                                         was 3.6%, and the economy still seems to be adding jobs. The federal government has historically played a large and

*The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

**The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

Source for all statistical data -- Banc of America Capital Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS MARYLAND INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         positive role in Maryland's economy. While the impact of the federal government is centered in Montgomery County (a northern suburb of Washington, D.C.), the federal presence is also
                                         significant in many other parts of the state. Federal job sites are located throughout the state, including areas north of
                                         Baltimore and from Frederick among others.
                                         Key statewide long-term trends are historically reasonable debt levels, (e.g., per capita state debt is currently only
                                         $967) coupled with a rapid maturity schedule -- all strong positives. Maryland has a diverse economy. The percentage of employment in the most important sectors include services
                                         34%, wholesale and retail trade 23.1% and government 18.3%.
                                         These numbers indicate a healthy level of diversification
                                         without an overreliance on the federal government. The
                                         presence of the federal government, however, is a strong
                                         credit positive -- despite some historic volatility.
                                         The state of Maryland's finances have been historically
                                         sound. For the last several years the state has been
                                         operating at a surplus. For fiscal 2000 the general fund
                                         produced a surplus of $392 million and a total general fund balance of $2.3 billion or 19.9% of expenditures. This is a sizeable reserve, with a substantial amount available to
                                         cushion the state through a recession or another negative or unusual event.
                                         WHAT IS YOUR OUTLOOK FOR MARYLAND AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         A key challenge for the state and its local government units is to maintain infrastructure and economic development
                                         related spending without compromising finances.
                                         Specifically, education standards and spending must be
                                         maintained for the state to attract and retain workers.
                                         Other areas are roads, water and sewer and the criminal
                                         justice system. Over the long-term, we believe the state can effectively meet these challenges.
                                         Through the first quarter of 2001, the supply of municipal bonds has been especially heavy as issuers seek to take
                                         advantage of the low absolute level of interest rates.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS MARYLAND INTERMEDIATE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Resource recovery                                                                   1
Industrial development revenue/Pollution control revenue                            4
Water                                                                             5.4
Education                                                                         6.8
Hospital                                                                          6.9
Prerefunded                                                                       7.7
Transportation                                                                    8.2
Other                                                                             4.5
Housing                                                                          15.7
General obligation                                                               39.8

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Maryland State, Transportation
                                                                                 Authority, Transportation Revenue,
                                                                                 Series 1992, 5.700% 07/01/05            2.1%
                                                                            -------------------------------------------------
                                                                              2  Maryland State, Community Development
                                                                                 Administration, Department of Housing
                                                                                 and Community Development, Revenue,
                                                                                 (Single-Family Program) Series
                                                                                 1998-3, AMT, 4.500% 04/01/08            2.0%
                                                                            -------------------------------------------------
                                                                              3  Maryland State, Community Development
                                                                                 Administration, Development Revenue,
                                                                                 (Lexington Terrace Senior Housing, LP
                                                                                 Project) Series 1998B, AMT, 3.900%
                                                                                 10/01/02                                1.9%
                                                                            -------------------------------------------------
                                                                              4  Montgomery County, Maryland,
                                                                                 Consolidated Public Improvement GO,
                                                                                 Series 1993A, 4.900% 10/01/07           1.8%
                                                                            -------------------------------------------------
                                                                              5  Washington Suburban Sanitation
                                                                                 District Authority, Maryland, Water
                                                                                 Supply GO Refunding, Series 1993,
                                                                                 5.100% 12/01/07                         1.8%
                                                                            -------------------------------------------------
                                                                              6  University of Maryland, Systems
                                                                                 Auxiliary Facilities and Tuition
                                                                                 Revenue, Series 1996A, 5.600%
                                                                                 04/01/14                                1.6%
                                                                            -------------------------------------------------
                                                                              7  Maryland State, Health and Higher
                                                                                 Education Facilities Authority,
                                                                                 Revenue Refunding, (Johns Hopkins
                                                                                 Hospital Project) Series 1993, 5.500%
                                                                                 07/01/07                                1.6%
                                                                            -------------------------------------------------
                                                                              8  Maryland State, Community Development
                                                                                 Administration, Department of Housing
                                                                                 and Community Development, Revenue,
                                                                                 Series 1999A, AMT, 5.350% 07/01/41      1.6%
                                                                            -------------------------------------------------
                                                                              9  Mississippi State, Hospital
                                                                                 Facilities and Equipment Authority,
                                                                                 Revenue, (Forrest County General
                                                                                 Hospital Project) Series 2000, (FSA
                                                                                 Insured), 5.500% 01/01/24               1.6%
                                                                            -------------------------------------------------
                                                                             10  Montgomery County, Maryland, GO,
                                                                                 Series 1991B, Prerefunded 10/01/01 @
                                                                                 102, 6.100% 10/01/05                    1.5%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS MARYLAND INTERMEDIATE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    10-YEAR      NAV**     MOP*
                                                                                    (3/31/91
                                                                                     through
                                                                                     3/31/01)    5.69%     5.34%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Maryland Intermediate Municipal
                                                Bond Fund over the last 10
                                                years. The Lehman 7-Year
                                                Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of
                                                investment grade bonds with
                                                maturities of 7 to 8 years. It
                                                is unavailable for investment.
                                                The performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                               NATIONS MARYLAND INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $16,830               INDEX $19,287
                                                               -----------------------------       ----------------------------
Mar. 31 1991                                                                9675                              10000
                                                                            9827                              10172
                                                                           10112                              10559
1991                                                                       10422                              10907
                                                                           10434                              10898
                                                                           10761                              11284
                                                                           10991                              11593
1992                                                                       11158                              11783
                                                                           11488                              12160
                                                                           11792                              12497
                                                                           12164                              12860
1993                                                                       12275                              13015
                                                                           11718                              12525
                                                                           11809                              12656
                                                                           11842                              12778
1994                                                                       11697                              12655
                                                                           12349                              13321
                                                                           12679                              13699
                                                                           12965                              14089
1995                                                                       13291                              14444
                                                                           13217                              14392
                                                                           13243                              14456
                                                                           13469                              14714
1996                                                                       13746                              15075
                                                                           13696                              15058
                                                                           14045                              15472
                                                                           14358                              15886
1997                                                                       14647                              16232
                                                                           14739                              16430
                                                                           14900                              16621
                                                                           15296                              17147
1998                                                                       15392                              17255
                                                                           15471                              17402
                                                                           15257                              17106
                                                                           15256                              17247
1999                                                                       15231                              17231
                                                                           15461                              17505
                                                                           15655                              17790
                                                                           15965                              18196
2000                                                                       16491                              18798
Mar. 31 2001                                                               16830                              19287

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                               NATIONS MARYLAND INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $17,387               INDEX $19,287
                                                               -----------------------------       ----------------------------
Mar. 31 1991                                                               10000                              10000
                                                                           10157                              10172
                                                                           10452                              10559
1991                                                                       10772                              10907
                                                                           10784                              10898
                                                                           11123                              11284
                                                                           11360                              11593
1992                                                                       11532                              11783
                                                                           11874                              12160
                                                                           12188                              12497
                                                                           12572                              12860
1993                                                                       12687                              13015
                                                                           12112                              12525
                                                                           12205                              12656
                                                                           12240                              12778
1994                                                                       12090                              12655
                                                                           12764                              13321
                                                                           13104                              13699
                                                                           13401                              14089
1995                                                                       13737                              14444
                                                                           13661                              14392
                                                                           13687                              14456
                                                                           13921                              14714
1996                                                                       14208                              15075
                                                                           14156                              15058
                                                                           14517                              15472
                                                                           14840                              15886
1997                                                                       15139                              16232
                                                                           15234                              16430
                                                                           15400                              16621
                                                                           15810                              17147
1998                                                                       15909                              17255
                                                                           15990                              17402
                                                                           15770                              17106
                                                                           15768                              17247
1999                                                                       15743                              17231
                                                                           15981                              17505
                                                                           16180                              17790
                                                                           16501                              18196
2000                                                                       17045                              18798
Mar. 31 2001                                                               17387                              19287

   TOTAL RETURN (AS OF 3/31/01)

                                                          INVESTOR A                 INVESTOR B                 INVESTOR C
                                      PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                        9/1/90                9/1/90                     6/8/93                    6/17/92
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                      9.08%          8.81%        5.23%        8.01%        5.01%         8.01%        7.01%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 4.75%          4.51%        3.37%        3.81%        3.50%         3.77%        3.77%
5 YEARS                                 5.17%          4.94%        4.26%        4.35%        4.35%         4.33%        4.33%
10 YEARS                                5.87%          5.69%        5.34%           --           --            --           --
SINCE INCEPTION                         6.17%          5.99%        5.66%        4.33%        4.33%         4.72%        4.72%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 48

NATIONS MARYLAND
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS MARYLAND MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2001 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Maryland municipal securities, we aim to
exempt from federal and Maryland         limit the Fund's exposure to any single credit or market
state income taxes with the              sector. In addition, we use a combination of investment
potential for principal                  strategies, including duration management (managing the
fluctuation associated with              Fund's sensitivity to interest rates), market sector
investments in long-term municipal       selection and individual credit reviews. We also seek to
securities.                              limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund seeks to maintain an average
For the 12-month period ended            dollar-weighted maturity greater than seven years and a
March 31, 2001, Nations Maryland         duration of more than six years.
Municipal Bond Fund Investor A           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
Shares provided shareholders with        With a total return of 10.62%, Nations Maryland Municipal
a total return of 10.62%.**              Bond Fund (Investor A Shares) significantly outperformed its peer group, the Lipper Maryland Municipal Debt Funds
                                         Average, which returned 9.53% for the 12-month period ended
                                         March 31, 2001. The Fund benefited from a longer duration
                                         stance than its peers during a period of declining interest rates.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN MARYLAND?
                                         The state of Maryland has earned the highest possible credit rating from Moody's Investors Services, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). Maryland has an in-depth and diverse economy.
                                         Economic growth has been lead by the service and
                                         construction sectors most recently. The January 2001
                                         unemployment rate was 3.6% and the economy still seems to be adding jobs. The federal government has historically played a large and positive role in Maryland's economy. While the impact of the federal government is

*The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

**The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Maryland Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in Maryland.

Source for all statistical data -- Banc of America Capital Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS MARYLAND
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         centered in Montgomery County (a northern suburb of
                                         Washington, D.C.), the federal presence is also significant in many other parts of the state.

                                         The state of Maryland's finances have been historically
                                         sound. For the last several years the state has been
                                         operating at a surplus. For fiscal 2000 the general fund
                                         produced a surplus of $392 million and a total general fund balance of $2.3 billion or 19.9% of expenditures. This is a sizeable reserve, with a substantial amount available to
                                         cushion the state through a recession or another negative or unusual event.
                                         WHAT IS YOUR OUTLOOK FOR MARYLAND AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         A key challenge for the state and its local government units is to maintain infrastructure and economic development
                                         related spending without compromising finances.
                                         Specifically, education standards and spending must be
                                         maintained for the state to attract and retain workers.
                                         Other areas are roads, water and sewer and the criminal
                                         justice system. Over the long term, we believe the state can effectively meet these challenges.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS MARYLAND
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Other                                                                               5
Lease                                                                             1.3
Transportation                                                                    1.8
Prerefunded                                                                       2.3
Electric                                                                          3.5
Resource recovery                                                                 3.8
Industrial development revenue/Pollution control revenue                          6.4
Housing                                                                          14.1
Education                                                                        22.1
General obligation                                                               39.7

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  University of Maryland, Systems
                                                                                 Auxiliary Facilities and Tuition
                                                                                 Revenue, Series 1996A, 5.600%
                                                                                 04/01/13                                6.7%
                                                                            -------------------------------------------------
                                                                              2  Maryland State, Health and Higher
                                                                                 Education Facilities Authority,
                                                                                 Revenue, (Johns Hopkins University
                                                                                 Project) Series 1999, 6.000% 07/01/39   5.5%
                                                                            -------------------------------------------------
                                                                              3  Howard County, Maryland, Consolidated
                                                                                 Public Improvement GO, Series 2000A,
                                                                                 5.250% 02/15/17                         4.9%
                                                                            -------------------------------------------------
                                                                              4  Maryland State, Economic Development
                                                                                 Corporation, Student Housing Revenue,
                                                                                 (Collegiate Housing Project) Series
                                                                                 1999A, 5.750% 06/01/29                  4.7%
                                                                            -------------------------------------------------
                                                                              5  Montgomery County, Maryland,
                                                                                 Consolidated Public Improvement GO,
                                                                                 Series 1992A, 5.800% 07/01/07           4.2%
                                                                            -------------------------------------------------
                                                                              6  Maury County, Tennessee, Industrial
                                                                                 Development Board, Multi-Modal PCR
                                                                                 Refunding, (General Motors
                                                                                 Corporation -- Saturn Corporation
                                                                                 Project) Series 1994, 6.500% 09/01/24   3.6%
                                                                            -------------------------------------------------
                                                                              7  Wicomico County, Maryland, Public
                                                                                 Improvement GO, Series 1997, (MBIA
                                                                                 Insured), 4.800% 12/01/10               3.4%
                                                                            -------------------------------------------------
                                                                              8  Maryland State, State and Local
                                                                                 Facilities Loan GO, Series 2000,
                                                                                 5.750% 08/01/11                         2.9%
                                                                            -------------------------------------------------
                                                                              9  Harford County, Maryland, GO, Series
                                                                                 1997, 5.500% 12/01/07                   2.8%
                                                                            -------------------------------------------------
                                                                             10  University of Maryland, Systems
                                                                                 Auxiliary Facilities and Tuition
                                                                                 Revenue, Series 2000A, 5.250%
                                                                                 10/01/11                                2.7%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS MARYLAND
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (11/4/93
                                                                                     through
                                                                                     3/31/01)        5.13%     4.43%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Maryland Municipal Bond Fund
                                                from the inception of the share
                                                class. The Lehman Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of 8,000 investment
                                                grade, long-term maturity bonds.
                                                It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                              NATIONS MARYLAND MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $13,788                         $15,305
                                                              -------------------------------      ---------------------------
Nov. 4 1993                                                                 9525                              10000
1993                                                                        9767                              10121
                                                                            8993                               9565
                                                                            9034                               9671
                                                                            9015                               9737
1994                                                                        8863                               9598
                                                                            9580                              10277
                                                                            9794                              10524
                                                                           10044                              10826
1995                                                                       10551                              11273
                                                                           10319                              11138
                                                                           10384                              11223
                                                                           10619                              11480
1996                                                                       10868                              11773
                                                                           10832                              11744
                                                                           11167                              12150
                                                                           11514                              12515
1997                                                                       11846                              12854
                                                                           11960                              13002
                                                                           12110                              13200
                                                                           12458                              13605
1998                                                                       12499                              13687
                                                                           12523                              13809
                                                                           12296                              13565
                                                                           12257                              13511
1999                                                                       12198                              13406
                                                                           12462                              13799
                                                                           12621                              14007
                                                                           12939                              14346
2000                                                                       13506                              14973
Mar. 31 2000                                                               13788                              15305

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                              NATIONS MARYLAND MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $14,477                         $15,305
                                                              -------------------------------      ---------------------------
Nov. 4 1993                                                                10000                              10000
1993                                                                       10254                              10121
                                                                            9442                               9565
                                                                            9484                               9671
                                                                            9464                               9737
1994                                                                        9305                               9598
                                                                           10057                              10277
                                                                           10283                              10524
                                                                           10545                              10826
1995                                                                       11077                              11273
                                                                           10834                              11138
                                                                           10902                              11223
                                                                           11148                              11480
1996                                                                       11410                              11773
                                                                           11373                              11744
                                                                           11724                              12150
                                                                           12089                              12515
1997                                                                       12437                              12854
                                                                           12556                              13002
                                                                           12714                              13200
                                                                           13079                              13605
1998                                                                       13122                              13687
                                                                           13147                              13809
                                                                           12909                              13565
                                                                           12868                              13511
1999                                                                       12806                              13406
                                                                           13083                              13799
                                                                           13252                              14007
                                                                           13586                              14346
2000                                                                       14181                              14973
Mar. 31 2000                                                               14477                              15305

   TOTAL RETURN (AS OF 3/31/01)

                                                          INVESTOR A                 INVESTOR B                 INVESTOR C
                                      PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                        9/20/94               11/4/93                   10/21/93                   11/3/94
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                     10.90%         10.62%        5.32%        9.80%        5.80%         9.69%        8.69%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 5.09%          4.85%        3.15%        4.12%        3.19%         4.07%        4.07%
5 YEARS                                 6.20%          5.97%        4.94%        5.28%        5.12%         5.34%        5.34%
SINCE INCEPTION                         6.87%          5.13%        4.43%        4.17%        4.17%         6.92%        6.92%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS NORTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2001 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of North Carolina municipal securities, we aim
exempt from federal and North            to limit the Fund's exposure to any single credit or market
Carolina state income taxes              sector. In addition, we use a combination of investment
consistent with moderate                 strategies, including duration management (managing the
fluctuation of principal.                Fund's sensitivity to interest rates), market sector
PERFORMANCE REVIEW                       selection and individual credit reviews. We also seek to
For the 12-month period ended            limit the distribution of capital gains when appropriate. As
March 31, 2001, Nations North            an intermediate-term portfolio, the Fund seeks to maintain
Carolina Intermediate Municipal          an average dollar-weighted maturity of between three and ten
Bond Fund Investor A Shares              years and a duration of between three and six years.
provided shareholders with a total       PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
return of 8.34%.**                       With a total return of 8.34%, Nations North Carolina
                                         Intermediate Municipal Bond Fund (Investor A Shares)
                                         slightly underperformed its peer group, the Lipper Other
                                         States Intermediate Municipal Debt Funds Average, which
                                         returned 8.65% for the 12-month period ended March 31, 2001.
                                         The Fund benefited by having a moderately longer duration
                                         than its peer group, which was offset by an overweighting in health care and industrial revenue issues which
                                         underperformed.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN NORTH
                                         CAROLINA?
                                         The state of North Carolina has earned the highest possible credit rating from Moody's Investors Services, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). Some of the factors that are encompassed in these ratings are long-term diverse growth in the state's economy

*The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

**The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

Source for all statistical data -- Banc of America Capital Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS NORTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         which has significantly reduced reliance on textiles and
                                         manufacturing. The most significant growth has occurred in three sectors: banking/finance, services and trade.
                                         However, other areas have participated in this growth such as the high technology industry in the Raleigh Research
                                         Triangle Park. Also reflected in these ratings are very
                                         strong financial performance. The state has a long-standing track record of successful financial management. Recently, there have been a series of one-time problems -- such as
                                         issues surrounding lawsuit settlements and increased
                                         Medicaid expenses. In response to these challenges the
                                         Governor has taken aggressive action. We believe these
                                         actions will ultimately prove adequate to keep finances
                                         strong for the long term.

                                         WHAT IS YOUR OUTLOOK FOR NORTH CAROLINA AND THE MUNICIPAL
                                         BOND MARKET?
                                         Paying for infrastructure such as roads, water and sewer
                                         facilities by the state and its local governments without
                                         damaging financial operations remains a concern. Of
                                         particular importance is the continued funding of education in order to attract new employees from out of state. Due to very low unemployment rates in the state, it is important to maintain this steady flow of workers into the state and
                                         provide training for the current labor pool. Based on past performance of the economy and the state and its local
                                         government units, we believe that these goals can be largely achieved going forward.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS NORTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

 2.4%  Electric
 3.7%  Industrial development
       revenue/Pollution
       control revenue
 4.8%  Education
 5.0%  Water
 6.1%  Lease
10.0%  Housing
12.3%  Prerefunded
17.6%  Hospital
32.7%  General Obligation
 5.4%  Other

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  North Carolina State, GO, Series
                                                                                 2001A, 4.750% 03/01/14                  2.6%
                                                                            -------------------------------------------------
                                                                              2  Orange County, North Carolina, GO,
                                                                                 Series 2000, 5.300% 04/01/18            2.5%
                                                                            -------------------------------------------------
                                                                              3  Charlotte-Mecklenburg Hospital
                                                                                 Authority, Revenue, (Carolinas
                                                                                 Healthcare System Project) Series
                                                                                 1997A, 5.125% 01/15/22                  2.2%
                                                                            -------------------------------------------------
                                                                              4  North Carolina State, GO, Series
                                                                                 1997A, 5.100% 03/01/06                  2.2%
                                                                            -------------------------------------------------
                                                                              5  North Carolina, Housing Finance
                                                                                 Agency, Single-Family Housing
                                                                                 Revenue, (Home Ownership Project)
                                                                                 Series 1998A-1, AMT, 5.350% 01/01/17    2.1%
                                                                            -------------------------------------------------
                                                                              6  University of North Carolina,
                                                                                 University Utilities Systems Revenue
                                                                                 Refunding, Series 1993, 5.200%
                                                                                 08/01/06                                1.9%
                                                                            -------------------------------------------------
                                                                              7  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue, (Rex Hospital, Inc. Project)
                                                                                 Series 1993, Prerefunded 06/01/03 @
                                                                                 102, 6.250% 06/01/17                    1.7%
                                                                            -------------------------------------------------
                                                                              8  Haywood County, North Carolina,
                                                                                 Industrial Facilities and Pollution
                                                                                 Control Financing Authority, Solid
                                                                                 Waste Disposal Revenue Refunding,
                                                                                 (Champion International Corporation
                                                                                 Project) Series 1999, AMT, 6.400%
                                                                                 11/01/24                                1.6%
                                                                            -------------------------------------------------
                                                                              9  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue Refunding, (Presbyterian
                                                                                 Health Care Services Project) Series
                                                                                 1993, 5.500% 10/01/14                   1.6%
                                                                            -------------------------------------------------
                                                                             10  North Carolina, Housing Financing
                                                                                 Agency, Series 1999A-5, AMT, 5.550%
                                                                                 01/01/19                                1.5%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS NORTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (12/14/92
                                                                                     through
                                                                                     3/31/01)        5.25%     4.83%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                North Carolina Intermediate
                                                Municipal Bond Fund from the
                                                inception of the share class.
                                                The Lehman 7-Year Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of investment grade
                                                bonds with maturities of 7 to 8
                                                years. It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                                   NATIONS NORTH CAROLINA
                                                              INTERMEDIATE MUNICIPAL BOND FUND     LEHMAN 7-YEAR MUNICIPAL BOND
                                                                          $14,786                         INDEX $16,502
                                                              --------------------------------     ----------------------------
Dec. 14 1992                                                                9675                              10000
1992                                                                        9703                              10082
                                                                           10020                              10405
                                                                           10314                              10693
                                                                           10631                              11003
1993                                                                       10701                              11136
                                                                           10265                              10716
                                                                           10320                              10829
                                                                           10368                              10933
1994                                                                       10243                              10828
                                                                           10835                              11397
                                                                           11090                              11721
                                                                           11371                              12055
1995                                                                       11668                              12359
                                                                           11570                              12314
                                                                           11628                              12369
                                                                           11847                              12590
1996                                                                       12094                              12898
                                                                           12062                              12884
                                                                           12395                              13238
                                                                           12687                              13592
1997                                                                       12942                              13888
                                                                           13048                              14058
                                                                           13185                              14221
                                                                           13530                              14672
1998                                                                       13609                              14764
                                                                           13675                              14889
                                                                           13453                              14636
                                                                           13447                              14756
1999                                                                       13392                              14743
                                                                           13650                              14978
                                                                           13791                              15222
                                                                           14069                              15569
2000                                                                       14504                              16084
Mar. 31 2001                                                               14786                              16502

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                                   NATIONS NORTH CAROLINA
                                                              INTERMEDIATE MUNICIPAL BOND FUND     LEHMAN 7-YEAR MUNICIPAL BOND
                                                                          $15,288                         INDEX $16,502
                                                              --------------------------------     ----------------------------
Dec. 14 1992                                                               10000                              10000
                                                                           10028                              10082
                                                                           10357                              10405
                                                                           10660                              10693
                                                                           10988                              11003
1993                                                                       11060                              11136
                                                                           10610                              10716
                                                                           10666                              10829
                                                                           10716                              10933
                                                                           10587                              10828
                                                                           11199                              11397
                                                                           11463                              11721
                                                                           11753                              12055
1995                                                                       12060                              12359
                                                                           11958                              12314
                                                                           12018                              12369
                                                                           12245                              12590
                                                                           12500                              12898
                                                                           12468                              12884
                                                                           12812                              13238
                                                                           13113                              13592
1997                                                                       13376                              13888
                                                                           13486                              14058
                                                                           13628                              14221
                                                                           13985                              14672
                                                                           14066                              14764
                                                                           14135                              14889
                                                                           13906                              14636
                                                                           13899                              14756
1999                                                                       13842                              14743
                                                                           14109                              14978
                                                                           14259                              15222
                                                                           14547                              15569
2000                                                                       14996                              16084
Mar. 31 2001                                                               15288                              16502

   TOTAL RETURN (AS OF 3/31/01)

                                                      INVESTOR A                 INVESTOR B                 INVESTOR C
                                  PRIMARY A       NAV**         MOP*        NAV**        CDSC***        NAV**        CDSC***
Inception date                    12/11/92             12/14/92                    6/7/93                    12/16/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                 8.61%           8.34%        4.85%        7.54%        4.54%         7.54%         6.54%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                            4.50%           4.27%        3.12%        3.57%        3.26%         3.53%         3.53%
5 YEARS                            5.26%           5.03%        4.34%        4.44%        4.44%         4.42%         4.42%
SINCE INCEPTION                    5.47%           5.25%        4.83%        4.41%        4.41%         4.73%         4.73%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 56

NATIONS NORTH CAROLINA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS NORTH CAROLINA MUNICIPAL BOND FUND'S PERFORMANCE FOR
                                         THE 12-MONTH PERIOD ENDED MARCH 31, 2001 AND ITS OUTLOOK FOR
                                         THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of North Carolina municipal securities, we aim
exempt from federal and North            to limit the Fund's exposure to any single credit or market
Carolina state income taxes with         sector. In addition, we use a combination of investment
the potential for principal              strategies, including duration management (managing the
fluctuation associated with              Fund's sensitivity to interest rates), market sector
investments in long-term municipal       selection and individual credit reviews. We also seek to
securities.                              limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund seeks to maintain an average
For the 12-month period ended            dollar-weighted maturity greater than seven years and a
March 31, 2001, Nations North            duration of more than six years.
Carolina Municipal Bond Fund             PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
Investor A Shares provided               With a total return of 9.88%, Nations North Carolina
shareholders with a total return         Municipal Bond Fund (Investor A Shares) modestly
of 9.88%.**                              underperformed its peer group, the Lipper North Carolina
                                         Municipal Debt Funds Average, which returned 9.93% for the
                                         12-month period ended March 31, 2001. The Fund benefited by having a moderately longer duration than its peer group
                                         while credit spreads widened on its health care and
                                         industrial revenue positions.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN NORTH
                                         CAROLINA?
                                         The state of North Carolina has earned the highest possible credit rating from Moody's Investors Services, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). Some of the factors that are encompassed in these ratings are long-term diverse growth in the state's economy

*The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

**The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper North Carolina Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in North Carolina.

Source for all statistical data -- Banc of America Capital Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS NORTH CAROLINA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         which has significantly reduced reliance on textiles and
                                         manufacturing. The most significant growth has occurred in three sectors: banking/finance, services and trade.
                                         However, other areas have participated in this growth such as the high technology industry in the Raleigh Research
                                         Triangle Park. Also reflected in these ratings are very
                                         strong financial performance. The state has a long-standing track record of successful financial management. Recently, there have been a series of one-time problems -- such as
                                         issues surrounding lawsuit settlements and increased
                                         Medicaid expenses. In response to these challenges the
                                         Governor has taken aggressive action. We believe these
                                         actions will ultimately prove adequate to keep finances
                                         strong for the long term.
                                         WHAT IS YOUR OUTLOOK FOR NORTH CAROLINA AND THE MUNICIPAL
                                         BOND MARKET?
                                         Paying for infrastructure such as roads, water and sewer
                                         facilities by the state and its local governments without
                                         damaging financial operations remains a concern. Of
                                         particular importance is the continued funding of education in order to attract new employees from out of state. Due to very low unemployment rates in the state, it is important to maintain this steady flow of workers into the state and
                                         provide training for the current labor pool. Based on past performance of the economy and the state and its local
                                         government units we believe that these goals can be largely achieved going forward.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS NORTH CAROLINA
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

General obligation                                                               29.3
Other                                                                             2.2
Industrial development revenue/Pollution control revenue                         19.1
Hospital                                                                         11.7
Prerefunded                                                                        10
Water                                                                             9.8
Lease                                                                             7.6
Electric                                                                            5
Housing                                                                           2.9
Education                                                                         2.4

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Johnston County, North Carolina, GO,
                                                                                 Series 2000, (FGIC Insured), 5.500%
                                                                                 03/01/15                                5.0%
                                                                            -------------------------------------------------
                                                                              2  Mecklenburg County, North Carolina,
                                                                                 Industrial Facilities and Pollution
                                                                                 Control Financing Authority, Revenue
                                                                                 Refunding, (Fluor Corporation
                                                                                 Project) Series 1993, 5.250% 12/01/09   4.9%
                                                                            -------------------------------------------------
                                                                              3  Martin County, North Carolina,
                                                                                 Industrial Facilities and Pollution
                                                                                 Control Financing Authority, Solid
                                                                                 Waste Disposal Revenue, (Weyerhaeuser
                                                                                 Company Project) Series 1993, AMT,
                                                                                 5.650% 12/01/23                         4.5%
                                                                            -------------------------------------------------
                                                                              4  Charlotte, North Carolina, GO, Series
                                                                                 2000, 5.500% 06/01/12                   4.2%
                                                                            -------------------------------------------------
                                                                              5  Onslow County, North Carolina,
                                                                                 Combined Enterprise Systems, Revenue,
                                                                                 Series 1994, (MBIA Insured), 5.875%
                                                                                 06/01/09                                3.9%
                                                                            -------------------------------------------------
                                                                              6  Greensboro, North Carolina,
                                                                                 Enterprise Systems Revenue, Series
                                                                                 1998A, 5.500% 06/01/08                  3.4%
                                                                            -------------------------------------------------
                                                                              7  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue, (Pitt County Memorial
                                                                                 Hospital Project) Series 1998B,
                                                                                 4.750% 12/01/28                         3.2%
                                                                            -------------------------------------------------
                                                                              8  North Carolina, Housing Finance
                                                                                 Agency, Revenue, (Home Ownership
                                                                                 Project) Series 1998A-2, AMT, 5.200%
                                                                                 01/01/20                                2.9%
                                                                            -------------------------------------------------
                                                                              9  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue, (Gaston Memorial Hospital
                                                                                 Project) Series 1995, (AMBAC-TCRS
                                                                                 Insured), 5.250% 02/15/07               2.9%
                                                                            -------------------------------------------------
                                                                             10  Mecklenburg County, North Carolina,
                                                                                 GO Refunding, Series 1993, 6.000%
                                                                                 04/01/11                                2.7%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS NORTH CAROLINA
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (11/1/93
                                                                                     through
                                                                                     3/31/01)        4.91%     4.22%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                North Carolina Municipal Bond
                                                Fund from the inception of the
                                                share class. The Lehman
                                                Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of 8,000
                                                investment grade long-term
                                                maturity bonds. It is
                                                unavailable for investment. The
                                                performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                              NATIONS NORTH CAROLINA MUNICIPAL
                                                                         BOND FUND                 LEHMAN MUNICIPAL BOND INDEX
                                                              --------------------------------     ---------------------------
Nov. 1 1993                                                                 9525                              10000
1993                                                                        9673                              10121
                                                                            8919                               9565
                                                                            8931                               9671
                                                                            8923                               9737
1994                                                                        8781                               9598
                                                                            9518                              10277
                                                                            9737                              10524
                                                                            9980                              10826
1995                                                                       10550                              11273
                                                                           10282                              11138
                                                                           10328                              11223
                                                                           10575                              11480
1996                                                                       10814                              11773
                                                                           10758                              11744
                                                                           11114                              12150
                                                                           11461                              12515
1997                                                                       11771                              12854
                                                                           11903                              13002
                                                                           12072                              13200
                                                                           12424                              13605
1998                                                                       12473                              13687
                                                                           12520                              13809
                                                                           12280                              13565
                                                                           12176                              13511
1999                                                                       12047                              13406
                                                                           12369                              13799
                                                                           12488                              14007
                                                                           12794                              14346
2000                                                                       13293                              14973
Mar. 31 2001                                                               13588                              15305

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                              NATIONS NORTH CAROLINA MUNICIPAL
                                                                         BOND FUND                 LEHMAN MUNICIPAL BOND INDEX
                                                              --------------------------------     ---------------------------
Nov. 1 1993                                                                10000                              10000
1993                                                                       10155                              10121
                                                                            9364                               9565
                                                                            9375                               9671
                                                                            9365                               9737
1994                                                                        9219                               9598
                                                                            9993                              10277
                                                                           10223                              10524
                                                                           10477                              10826
1995                                                                       11076                              11273
                                                                           10794                              11138
                                                                           10843                              11223
                                                                           11102                              11480
1996                                                                       11353                              11773
                                                                           11294                              11744
                                                                           11668                              12150
                                                                           12033                              12515
1997                                                                       12358                              12854
                                                                           12486                              13002
                                                                           12674                              13200
                                                                           13044                              13605
1998                                                                       13095                              13687
                                                                           13145                              13809
                                                                           12893                              13565
                                                                           12784                              13511
1999                                                                       12649                              13406
                                                                           12987                              13799
                                                                           13114                              14007
                                                                           13436                              14346
2000                                                                       13959                              14973
Mar. 31 2001                                                               14270                              15305

   TOTAL RETURN (AS OF 3/31/01)

                                                          INVESTOR A               INVESTOR B                INVESTOR C
                                       PRIMARY A       NAV**       MOP*        NAV**       CDSC***       NAV**       CDSC***
Inception date                         1/11/94              11/1/93                 10/21/93                   11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                      10.15%         9.88%       4.71%       9.06%        5.06%        9.18%        8.18%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                  4.76%         4.53%       2.84%       3.80%        2.87%        3.79%        3.79%
5 YEARS                                  5.97%         5.74%       4.72%       5.06%        4.89%        5.13%        5.13%
SINCE INCEPTION                          5.00%         4.91%       4.22%       4.21%        4.21%        6.96%        6.96%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 60

NATIONS SOUTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2001 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management
Team of Banc of America Capital          The Fund balances its investments between high quality,
Management, Inc., investment             investment grade issues through which it seeks to reduce
sub-adviser to the Fund.                 credit and liquidity risk and lower quality, investment
                                         grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of South Carolina municipal securities, we aim
exempt from federal and South            to limit the Fund's exposure to any single credit or market
Carolina state income taxes              sector. In addition, we use a combination of investment
consistent with moderate                 strategies, including duration management (managing the
fluctuation of principal.                Fund's sensitivity to interest rates), market sector
                                         selection and individual credit reviews. We also seek to
PERFORMANCE REVIEW                       limit the distribution of capital gains when appropriate. As
For the 12-month period ended            an intermediate-term portfolio, the Fund seeks to maintain
March 31, 2001, Nations South            an average dollar-weighted maturity of between three and ten
Carolina Intermediate Municipal          years and a duration of between three and six years.
Bond Fund Investor A Shares
provided shareholders with a total       PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
return of 8.58%.**
                                         With a total return of 8.58%, Nations South Carolina
                                         Intermediate Municipal Bond Fund (Investor A Shares)
                                         slightly underperformed its peer group, the Lipper Other
                                         States Intermediate Municipal Debt Funds Average, which
                                         returned 8.65% for the 12-month period ended March 31, 2001.
                                         The Fund benefited by having a moderately longer duration
                                         than its peer group, which was offset by an overweighting in health care and industrial revenue issues which
                                         underperformed.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN SOUTH
                                         CAROLINA?
                                         The state of South Carolina has earned the highest possible credit rating from Moody's Investors Services, Inc. ("Aaa"),
                                         Standard & Poor's Corporation "AAA", and Fitch IBCA, Inc.
                                         "AAA". South Carolina has been consistently diversifying its economy by reducing its reliance on textile manufacturing
                                         and

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS SOUTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         agriculture. The state has been a participant in the overall growth of the southeast region. Contributing to this growth has been a low cost of living and low wages which have
                                         served to attract manufacturing employment.
                                         A recent development in the state that relates to credit is the recent sale of about $900 million in Tobacco MSA (Master
                                         Settlement Agreement) Bonds, the proceeds of which represent a new source of money for infrastructure/quality of life
                                         spending. We view this as a positive development, as this
                                         will be new money that will not have to be repaid by the
                                         state directly, since the funds for debt service will come from major tobacco companies through the MSA. Major uses of these funds are senior citizens prescription drug benefits, water and wastewater projects and other local projects
                                         administered by the Office of Local Government of the
                                         Division of Regional Development of the Budget and Control
                                         Board.
                                         A key credit strength, in our opinion, is the high level of diversity in the state's economy. The four largest sectors, by employment, are manufacturing at 18.2%, services 25.1%, government 17.0% and wholesale and retail trade at 23.9%.
                                         This is a good level of diversification, which limits
                                         vulnerability to any one sector. In addition, the
                                         construction sector makes up 6.2% indicating that this
                                         sector is doing well with positive implications long term
                                         for other economic sectors as new infrastructure will be
                                         coming "on-line" leading to further economic activity. The state has also historically maintained very conservative
                                         debt levels with the per capita amount of $461 being
                                         extremely low.
                                         An additional credit strength is South Carolina's history of sound financial management. The state's fiscal 1999 general fund operating surplus was $191 million and for 2000 this
                                         operating surplus was $55.3 million. This increased the
                                         total general fund balance for 2000 to $421.4 million or
                                         6.9% of expenditures. This is a very high level for a state to achieve and should provide a strong cushion during a
                                         recession.

                                         WHAT IS YOUR OUTLOOK FOR SOUTH CAROLINA AND THE MUNICIPAL
                                         BOND MARKET FOR THE COMING YEAR?
                                         An important challenge for the state and its local
                                         government units is to bolster education. This would serve many purposes but from an economic standpoint it would
                                         provide trained workers for a low unemployment economy and serve as an inducement to workers to relocate from other
                                         areas. A well-educated and trained work force will further aid in diversifying the state's economy. Another challenge is to maintain tight control of finances and to insure the maintenance of adequate financial reserves to help weather a recession. We believe the state will largely achieve these goals over the long term.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable

NATIONS SOUTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         and/or tax-exempt securities based on relative value, and
                                         from retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS SOUTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Education                                                                         1.7
Transportation                                                                    2.3
Prerefunded                                                                       4.6
Housing                                                                           4.9
Water                                                                            20.7
Electric                                                                          9.5
Other                                                                             1.3
General obligation                                                               23.3
Hospital                                                                         22.4
Industrial development revenue/Pollution control revenue                          9.3

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Charleston, South Carolina,
                                                                                 Waterworks and Sewer Capital
                                                                                 Improvement Revenue Refunding, Series
                                                                                 1998, (FGIC Insured), 4.500% 01/01/24   3.5%
                                                                            -------------------------------------------------
                                                                              2  South Carolina, Jobs Economic
                                                                                 Development Authority, Hospital
                                                                                 Facilities Revenue, (South Carolina
                                                                                 Baptist Hospital Project) Series
                                                                                 1993, (AMBAC Insured), 5.450%
                                                                                 08/01/15                                2.7%
                                                                            -------------------------------------------------
                                                                              3  South Carolina State, Capital
                                                                                 Improvement GO, Series 1996A, 3.500%
                                                                                 07/01/06                                2.5%
                                                                            -------------------------------------------------
                                                                              4  Columbia, South Carolina, Waterworks
                                                                                 and Sewer Systems Revenue Refunding,
                                                                                 Series 1993, 5.500% 02/01/09            2.4%
                                                                            -------------------------------------------------
                                                                              5  Richland County, South Carolina,
                                                                                 School District Number 1, GO, Series
                                                                                 1996, (SCSDE), 4.625% 03/01/22          2.3%
                                                                            -------------------------------------------------
                                                                              6  Charleston, South Carolina,
                                                                                 Waterworks and Sewer Capital
                                                                                 Improvement Revenue Refunding, Series
                                                                                 1998, 5.250% 01/01/08                   2.2%
                                                                            -------------------------------------------------
                                                                              7  South Carolina State, Housing Finance
                                                                                 and Development Authority,
                                                                                 Multi-Family Housing Revenue, (United
                                                                                 Dominion Realty Trust Project) Series
                                                                                 1994, AMT, Mandatory Put 05/01/04 @
                                                                                 100, 6.500% 05/01/24                    2.1%
                                                                            -------------------------------------------------
                                                                              8  Lexington County, South Carolina,
                                                                                 Health Services District, Revenue
                                                                                 Refunding, Series 1997, (FSA
                                                                                 Insured), 5.125% 11/01/21               2.0%
                                                                            -------------------------------------------------
                                                                              9  South Carolina State, Housing Finance
                                                                                 and Development Authority, Revenue
                                                                                 Refunding, Series 1992A, (FNMA/FHA
                                                                                 COLL), 6.800% 11/15/11                  1.9%
                                                                            -------------------------------------------------
                                                                             10  South Carolina State, Port Authority,
                                                                                 Revenue, Series 1998, AMT, (FSA
                                                                                 Insured), 5.250% 07/01/13               1.9%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS SOUTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (5/5/92 through
                                                                                     3/31/01)        5.61%     5.21%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                South Carolina Intermediate
                                                Municipal Bond Fund from the
                                                inception of the share class.
                                                The Lehman 7-Year Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of investment grade
                                                bonds with maturities of 7 to 8
                                                years. It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                                   NATIONS SOUTH CAROLINA
                                                              INTERMEDIATE MUNICIPAL BOND FUND     LEHMAN 7-YEAR MUNICIPAL BOND
                                                                          $15,719                         INDEX $17,543
                                                              --------------------------------     ----------------------------
May 5 1992                                                                  9675                              10000
                                                                            9882                              10264
                                                                           10097                              10545
1992                                                                       10252                              10718
                                                                           10579                              11061
                                                                           10841                              11368
                                                                           11148                              11697
1993                                                                       11262                              11839
                                                                           10865                              11392
                                                                           10931                              11512
                                                                           11005                              11623
1994                                                                       10912                              11511
                                                                           11477                              12116
                                                                           11758                              12461
                                                                           12020                              12816
1995                                                                       12378                              13139
                                                                           12277                              13091
                                                                           12328                              13149
                                                                           12577                              13384
1996                                                                       12844                              13712
                                                                           12830                              13697
                                                                           13149                              14074
                                                                           13412                              14450
1997                                                                       13693                              14765
                                                                           13812                              14945
                                                                           13986                              15118
                                                                           14342                              15597
1998                                                                       14421                              15696
                                                                           14504                              15829
                                                                           14292                              15560
                                                                           14267                              15688
1999                                                                       14231                              15673
                                                                           14484                              15923
                                                                           14651                              16182
                                                                           14941                              16551
2000                                                                       15425                              17099
Mar. 31 2001                                                               15719                              17543

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                                   NATIONS SOUTH CAROLINA
                                                              INTERMEDIATE MUNICIPAL BOND FUND     LEHMAN 7-YEAR MUNICIPAL BOND
                                                                          $16,255                         INDEX $17,543
                                                              --------------------------------     ----------------------------
May 5 1992                                                                 10000                              10000
                                                                           10214                              10264
                                                                           10437                              10545
1992                                                                       10596                              10718
                                                                           10934                              11061
                                                                           11206                              11368
                                                                           11523                              11697
1993                                                                       11640                              11839
                                                                           11233                              11392
                                                                           11298                              11512
                                                                           11376                              11623
1994                                                                       11278                              11511
                                                                           11862                              12116
                                                                           12153                              12461
                                                                           12424                              12816
1995                                                                       12794                              13139
                                                                           12689                              13091
                                                                           12740                              13149
                                                                           13000                              13384
1996                                                                       13275                              13712
                                                                           13261                              13697
                                                                           13591                              14074
                                                                           13863                              14450
1997                                                                       14153                              14765
                                                                           14276                              14945
                                                                           14456                              15118
                                                                           14824                              15597
1998                                                                       14906                              15696
                                                                           14991                              15829
                                                                           14772                              15560
                                                                           14746                              15688
1999                                                                       14709                              15673
                                                                           14970                              15923
                                                                           15150                              16182
                                                                           15449                              16551
2000                                                                       15948                              17099
Mar. 31 2001                                                               16255                              17543

   TOTAL RETURN (AS OF 3/31/01)

                                                          INVESTOR A                 INVESTOR B                 INVESTOR C
                                      PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                        1/6/92                5/5/92                     6/8/93                    6/17/92
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                      8.85%          8.58%        5.10%        7.78%        4.78%         7.78%        6.78%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 4.66%          4.42%        3.29%        3.72%        3.41%         3.68%        3.68%
5 YEARS                                 5.30%          5.08%        4.40%        4.49%        4.49%         4.47%        4.47%
SINCE INCEPTION                         5.76%          5.61%        5.21%        4.52%        4.52%         4.96%        4.96%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS SOUTH CAROLINA
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND'S PERFORMANCE FOR
                                         THE 12-MONTH PERIOD ENDED MARCH 31, 2001 AND ITS OUTLOOK FOR
                                         THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of South Carolina municipal securities, we aim
exempt from federal and South            to limit the Fund's exposure to any single credit or market
Carolina state income taxes with         sector. In addition, we use a combination of investment
the potential for principal              strategies, including duration management (managing the
fluctuation associated with              Fund's sensitivity to interest rates), market sector
investments in long-term municipal       selection and individual credit reviews. We also seek to
securities.                              limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund seeks to maintain an average
For the 12-month period ended            dollar-weighted maturity greater than seven years and a
March 31, 2001, Nations South            duration of more than six years.
Carolina Municipal Bond Fund             PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
Investor A Shares provided               With a total return of 10.52%, Nations South Carolina
shareholders with a total return         Municipal Bond Fund (Investor A Shares) outperformed its
of 10.52%.**                             peer group, the Lipper South Carolina Municipal Debt Funds
                                         Average, which returned 10.11% for the 12-month period ended
                                         March 31, 2001. The Fund benefited from a longer duration
                                         stance than its peers in a declining interest rate
                                         environment.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN SOUTH
                                         CAROLINA?
                                         The state of South Carolina has earned the highest possible credit rating from Moody's Investors Services, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). South Carolina has been consistently diversifying its economy by reducing its reliance on textile
                                         manufacturing and agriculture. The state has been a
                                         participant in the overall growth of the southeast

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper South Carolina Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in South Carolina.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
 66

NATIONS SOUTH CAROLINA
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         region. Contributing to this growth has been a low cost of living and low wages which have served to attract
                                         manufacturing employment.
                                         A recent development in the state that relates to credit is the recent sale of about $900 million in Tobacco MSA (Master
                                         Settlement Agreement) Bonds, the proceeds of which represent a new source of money for infrastructure/quality of life
                                         spending. We view this as a positive development, as this
                                         will be new money that will not have to be repaid by the
                                         state directly, since the funds for debt service will come from major tobacco companies through the MSA. Major uses of these funds are senior citizens prescription drug benefits, water and wastewater projects and other local projects
                                         administered by the Office of Local Government of the
                                         Division of Regional Development of the Budget and Control
                                         Board.
                                         A key credit strength, in our opinion, is the high level of diversity in the state's economy. The four largest sectors, by employment, are manufacturing at 18.2%, services 25.1%, government 17.0% and wholesale and retail trade at 23.9%.
                                         This is a good level of diversification, which limits
                                         vulnerability to any one sector. In addition, the
                                         construction sector makes up 6.2% indicating that this
                                         sector is doing well with positive implications long term
                                         for other economic sectors as new infrastructure will be
                                         coming "on-line" leading to further economic activity. The state has also historically maintained very conservative
                                         debt levels with the per capita amount of $461 being
                                         extremely low.
                                         An additional credit strength is South Carolina's history of sound financial management. The state's fiscal 1999 general fund operating surplus was $191 million and for 2000 this
                                         operating surplus was $55.3 million. This increased the
                                         total general fund balance for 2000 to $421.4 million or
                                         6.9% of expenditures. This is a very high level for a state to achieve and should provide a strong cushion during a
                                         recession.

                                         WHAT IS YOUR OUTLOOK FOR SOUTH CAROLINA AND THE MUNICIPAL
                                         BOND MARKET FOR THE COMING YEAR?
                                         An important challenge for the state and its local
                                         government units is to bolster education. This would serve many purposes but from an economic standpoint it would
                                         provide trained workers for a low unemployment economy and serve as an inducement to workers to relocate from other
                                         areas. A well-educated and trained work force will further aid in diversifying the state's economy. Another challenge is to maintain tight control of finances and to insure the maintenance of adequate financial reserves to help weather a recession. We believe the state will largely achieve these goals over the long term.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable

NATIONS SOUTH CAROLINA
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         and/or tax-exempt securities based on relative value, and
                                         from retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS SOUTH CAROLINA
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Industrial development revenue/Pollution control revenue                         25.60
Water                                                                            22.30
Other                                                                             0.80
Hospital                                                                         26.60
Electric                                                                         11.20
General obligation                                                                7.70
Transportation                                                                    2.90
Education                                                                         2.90

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Columbia, South Carolina, Waterworks
                                                                                 and Sewer Systems Revenue, Series
                                                                                 1991, 3.740% 02/01/03                   7.1%
                                                                            -------------------------------------------------
                                                                              2  Spartanburg, South Carolina, Sanitary
                                                                                 Sewer District, Sewer System Revenue
                                                                                 Refunding, Series 1999B, (MBIA
                                                                                 Insured), 5.000% 03/01/26               6.2%
                                                                            -------------------------------------------------
                                                                              3  South Carolina State, Public Service
                                                                                 Authority, Revenue, Series 1999A,
                                                                                 (MBIA Insured), 5.625% 01/01/13         6.2%
                                                                            -------------------------------------------------
                                                                              4  South Carolina, Jobs Economic
                                                                                 Development Authority, Hospital
                                                                                 Facilities Revenue, Series 1999, (FSA
                                                                                 Insured), 5.300% 02/01/14               5.9%
                                                                            -------------------------------------------------
                                                                              5  Greenville, South Carolina, Hospital
                                                                                 Facilities Revenue, Series 1996B,
                                                                                 (GTY AGMT), 5.250% 05/01/23             5.6%
                                                                            -------------------------------------------------
                                                                              6  Georgetown County, South Carolina,
                                                                                 PCR Refunding, (International Paper
                                                                                 Company Project) Series 1999A, 5.125%
                                                                                 02/01/12                                5.5%
                                                                            -------------------------------------------------
                                                                              7  York County, South Carolina, Exempt
                                                                                 Facilities IDR, (Hoechst Celanese
                                                                                 Corporation Project) Series 1994,
                                                                                 AMT, 5.700% 01/01/24                    5.3%
                                                                            -------------------------------------------------
                                                                              8  Darlington County, South Carolina,
                                                                                 IDR, (Nucor Corporation Project)
                                                                                 Series 1993A, AMT, 5.750% 08/01/23      5.0%
                                                                            -------------------------------------------------
                                                                              9  South Carolina State, Capital
                                                                                 Improvement, GO, Series 2001A, 3.500%
                                                                                 01/01/16                                4.8%
                                                                            -------------------------------------------------
                                                                             10  Medical University, South Carolina,
                                                                                 Hospital Facilities Revenue, Series
                                                                                 1999 5.500% 07/01/09                    4.7%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS SOUTH CAROLINA
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (11/8/93
                                                                                     through
                                                                                     3/31/01)        5.52%     4.83%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                South Carolina Municipal Bond
                                                Fund from the inception of the
                                                share class. The Lehman
                                                Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of 8,000
                                                investment grade, long-term
                                                maturity bonds. It is
                                                unavailable for investment. The
                                                performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                              NATIONS SOUTH CAROLINA MUNICIPAL     LEHMAN MUNICIPAL BOND INDEX
                                                                     BOND FUND $14,172                       $15,305
                                                              --------------------------------     ---------------------------
Nov. 8 1993                                                                 9525                              10000
1993                                                                        9753                              10121
                                                                            9199                               9565
                                                                            9241                               9671
                                                                            9244                               9737
1994                                                                        9144                               9598
                                                                            9863                              10277
                                                                           10109                              10524
                                                                           10390                              10826
1995                                                                       10918                              11273
                                                                           10688                              11138
                                                                           10773                              11223
                                                                           11029                              11480
1996                                                                       11274                              11773
                                                                           11234                              11744
                                                                           11598                              12150
                                                                           11897                              12515
1997                                                                       12224                              12854
                                                                           12336                              13002
                                                                           12537                              13200
                                                                           12885                              13605
1998                                                                       12867                              13687
                                                                           12943                              13809
                                                                           12680                              13565
                                                                           12569                              13511
1999                                                                       12427                              13406
                                                                           12821                              13799
                                                                           12965                              14007
                                                                           13306                              14346
2000                                                                       13869                              14973
Mar. 31 2001                                                               14172                              15305

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                              NATIONS SOUTH CAROLINA MUNICIPAL     LEHMAN MUNICIPAL BOND INDEX
                                                                     BOND FUND $14,875                       $15,305
                                                              --------------------------------     ---------------------------
Nov. 8 1993                                                                10000                              10000
                                                                           10239                              10121
                                                                            9657                               9565
                                                                            9702                               9671
                                                                            9705                               9737
1994                                                                        9600                               9598
                                                                           10355                              10277
                                                                           10613                              10524
                                                                           10908                              10826
1995                                                                       11463                              11273
                                                                           11221                              11138
                                                                           11310                              11223
                                                                           11579                              11480
1996                                                                       11637                              11773
                                                                           11794                              11744
                                                                           12176                              12150
                                                                           12490                              12515
1997                                                                       12834                              12854
                                                                           12951                              13002
                                                                           13162                              13200
                                                                           13528                              13605
1998                                                                       13509                              13687
                                                                           13588                              13809
                                                                           13312                              13565
                                                                           13195                              13511
1999                                                                       13046                              13406
                                                                           13459                              13799
                                                                           13608                              14007
                                                                           13967                              14346
2000                                                                       14557                              14973
Mar. 31 2001                                                               14875                              15305

   TOTAL RETURN (AS OF 3/31/01)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     12/27/93              11/8/93                   10/21/93                   11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                  10.90%         10.52%        5.23%        9.80%        5.80%         9.80%        8.80%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                             5.00%           4.73%        3.05%        4.03%        3.10%         4.00%        4.00%
5 YEARS                             6.05%           5.80%        4.77%        5.14%        4.97%         5.20%        5.20%
SINCE INCEPTION                     5.54%           5.52%        4.83%        4.68%        4.68%         6.97%        6.97%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 70

NATIONS TENNESSEE
INTERMEDIATE MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2001 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Tennessee municipal securities, we aim to
exempt from federal income tax and       limit the Fund's exposure to any single credit or market
the Tennessee Hall Income Tax on         sector. In addition, we use a combination of investment
unearned income consistent with          strategies, including duration management (managing the
moderate fluctuation of principal.       Fund's sensitivity to interest rates), market sector
PERFORMANCE REVIEW                       selection and individual credit reviews. We also seek to
For the 12-month period ended            limit the distribution of capital gains when appropriate. As
March 31, 2001, Nations Tennessee        an intermediate-term portfolio, the Fund seeks to maintain
Intermediate Municipal Bond Fund         an average dollar-weighted maturity of between three and ten
Investor A Shares provided               years and a duration of between three and six years.
shareholders with a total return         PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
of 9.25%**.
                                         With a total return of 9.25%, Nations Tennessee Intermediate
                                         Municipal Bond Fund (Investor A Shares) outperformed its
                                         peer group, the Lipper Other States Intermediate Municipal
                                         Debt Funds Average, which returned 8.65% for the 12-month
                                         period ended March 31, 2001. The Fund benefited from a
                                         longer duration than its peer group and a significant number of non-callable bonds, which typically outperform in
                                         declining rate environments.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN TENNESSEE?
                                         The state of Tennessee is rated "Aa1" by Moody's Investors
                                         Services, Inc. and "AA+" by Standard & Poor's Corporation.
                                         However, the state's ratings are currently under some
                                         pressure, in our opinion, due to its financial performance.
                                         Financial pressures have recently surfaced -- for example, the general fund experienced an operating deficit in fiscal year 1999. A series of "one-shots" (one

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS TENNESSEE
INTERMEDIATE MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         time or non-recurring sources of revenue) were used to close the gap. A surplus of about $51 million is currently
                                         expected for fiscal year 2000 -- this surplus is after a
                                         small shortfall in expected sales tax collections. Again,
                                         these results were in part achieved by resorting to "one
                                         shots." Currently, the state has balanced its budget
                                         estimates for fiscal year 2001. However, financial pressures are ongoing due to programs such as TennCare (state Medicaid equivalent), education and salary increases for state
                                         employees. The state is currently considering alternatives such as tax reform, a tax on personal incomes, as well as
                                         expenditure and program cuts to restore the state to a
                                         long-term balanced budget. The Governor has also established a committee to examine TennCare. This committee is expected to report in 2001.
                                         The state economy remains fundamentally strong with low
                                         unemployment and stable and diversified growth. Recent
                                         unemployment rates have been in the low 4% range -- a good performance. The leading sectors in the state's economy, by employment, are wholesale and retail trade at 23.7%,
                                         manufacturing at 18.1%, services at 27.2% and government at
                                         14.5%. This is a good level of diversification, which helps insure that the state's economy is not over reliant on any one sector. Another positive trend in the state's economy is an ongoing long-term trend away from textile and apparel
                                         manufacturing into services trade and durable manufacturing,
                                         i.e., automobiles. This trend has improved economic
                                         diversification and made the state's economy less vulnerable to recessions. The fundamental strength in the economy is, in our opinion, an important credit strength and we believe the state will remain a high quality credit in the long
                                         term.
                                         WHAT IS YOUR OUTLOOK FOR TENNESSEE AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         In the short term, the state must re-establish revenue and spending levels that will produce a balance budget. In the long run the state must maintain these fiscal practices and continue to experience stable diversified economic growth.
                                         In our opinion, the state should be able to meet these
                                         challenges.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS TENNESSEE
INTERMEDIATE MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Prerefunded                                                                       1.1
Resource recovery                                                                 2.2
Education                                                                         2.9
Electric                                                                          5.4
Water                                                                             5.7
General obligation                                                               28.7
Other                                                                             1.5
Hospital                                                                         23.5
Housing                                                                          15.5
Industrial development revenue/Pollution control revenue                         13.5

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Maury County, Tennessee, Industrial
                                                                                 Development Board, Multi-Modal PCR
                                                                                 Refunding, (General Motors
                                                                                 Corporation - Saturn Corporation
                                                                                 Project) Series 1994, 6.500% 09/01/24   5.5%
                                                                            -------------------------------------------------
                                                                              2  Memphis, Tennessee, GO, Series 2000,
                                                                                 5.000% 04/01/17                         4.4%
                                                                            -------------------------------------------------
                                                                              3  Shelby County, Tennessee, Health
                                                                                 Educational and Housing Facilities
                                                                                 Board, Revenue, (St. Jude's Childrens
                                                                                 Research Project) Series 1999, 5.375%
                                                                                 07/01/24                                4.1%
                                                                            -------------------------------------------------
                                                                              4  Tennessee, Housing Development
                                                                                 Agency, Homeownership Revenue, Series
                                                                                 1997-3A, AMT, 4.750% 01/01/08           3.8%
                                                                            -------------------------------------------------
                                                                              5  Rutherford County, Tennessee, Public
                                                                                 Improvement GO, Series 1996, 6.000%
                                                                                 04/01/06                                3.7%
                                                                            -------------------------------------------------
                                                                              6  McMinn County, Tennessee, Industrial
                                                                                 Development Board, PCR Refunding,
                                                                                 (Bowater Inc. Project) Series 1991,
                                                                                 6.850% 04/01/01                         3.7%
                                                                            -------------------------------------------------
                                                                              7  Chattanooga-Hamilton County,
                                                                                 Tennessee, Hospital Authority,
                                                                                 Revenue Refunding, (Erlanger Medical
                                                                                 Center Project) Series 1993, (FSA
                                                                                 Insured), 5.375% 10/01/04               3.7%
                                                                            -------------------------------------------------
                                                                              8  Metropolitan Government, Nashville
                                                                                 and Davidson County, Tennessee,
                                                                                 Electric Revenue, Series 1998B,
                                                                                 5.500% 05/15/13                         3.6%
                                                                            -------------------------------------------------
                                                                              9  Knox County, Tennessee, Health
                                                                                 Educational and Housing Facilities
                                                                                 Board, Hospital Facilities
                                                                                 Improvement Revenue Refunding,
                                                                                 (Baptist Health System of East
                                                                                 Tennessee, Inc. Project) Series 1996,
                                                                                 (CONNIE LEE Insured), 5.500% 04/15/11   3.5%
                                                                            -------------------------------------------------
                                                                             10  Memphis, Tennessee, Water Division,
                                                                                 Revenue Refunding, Series 1992,
                                                                                 5.900% 01/01/04                         3.3%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS TENNESSEE
INTERMEDIATE MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (4/2/93 through
                                                                                     3/31/01)        4.95%     4.51%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Tennessee Intermediate Municipal
                                                Bond Fund from the inception of
                                                the share class. The Lehman
                                                7-Year Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of
                                                investment grade bonds with
                                                maturities of 7 to 8 years. It
                                                is unavailable for investment.
                                                The performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                               NATIONS TENNESSEE INTERMEDIATE      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $14,228               INDEX $15,860
                                                               ------------------------------      ----------------------------
Apr. 2 1993                                                                 9675                              10000
                                                                            9900                              10277
                                                                           10205                              10575
1993                                                                       10326                              10703
                                                                            9889                              10299
                                                                            9956                              10408
                                                                            9998                              10508
1994                                                                        9846                              10407
                                                                           10413                              10954
                                                                           10657                              11265
                                                                           10892                              11586
1995                                                                       11218                              11878
                                                                           11141                              11835
                                                                           11194                              11888
                                                                           11386                              12100
1996                                                                       11636                              12397
                                                                           11623                              12383
                                                                           11914                              12724
                                                                           12172                              13063
1997                                                                       12416                              13348
                                                                           12526                              13511
                                                                           12663                              13668
                                                                           12997                              14101
1998                                                                       13061                              14190
                                                                           13147                              14310
                                                                           12945                              14067
                                                                           12919                              14183
1999                                                                       12870                              14170
                                                                           13029                              14395
                                                                           13174                              14630
                                                                           13433                              14963
2000                                                                       13886                              15459
Mar. 31 2001                                                               14228                              15860

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                               NATIONS TENNESSEE INTERMEDIATE      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $14,712               INDEX $15,860
                                                               ------------------------------      ----------------------------
Apr. 2 1993                                                               10000.00                           10000.00
                                                                          10233.00                           10277.00
                                                                          10548.00                           10575.00
1993                                                                      10673.00                           10703.00
                                                                          10221.00                           10299.00
                                                                          10291.00                           10408.00
                                                                          10334.00                           10508.00
1994                                                                      10177.00                           10407.00
                                                                          10763.00                           10954.00
                                                                          11015.00                           11265.00
                                                                          11258.00                           11586.00
1995                                                                      11595.00                           11878.00
                                                                          11515.00                           11835.00
                                                                          11570.00                           11888.00
                                                                          11768.00                           12100.00
1996                                                                      12027.00                           12397.00
                                                                          12014.00                           12383.00
                                                                          12314.00                           12724.00
                                                                          12581.00                           13063.00
1997                                                                      12833.00                           13348.00
                                                                          12947.00                           13511.00
                                                                          13088.00                           13668.00
                                                                          13434.00                           14101.00
1998                                                                      13600.00                           14190.00
                                                                          13589.00                           14310.00
                                                                          13380.00                           14067.00
                                                                          13353.00                           14183.00
1999                                                                      13302.00                           14170.00
                                                                          13467.00                           14395.00
                                                                          13622.00                           14630.00
                                                                          13889.00                           14963.00
2000                                                                      14357.00                           15459.00
Mar. 31 2001                                                              14712.00                           15860.00

   TOTAL RETURN (AS OF 3/31/01)

                                                          INVESTOR A                 INVESTOR B                 INVESTOR C
                                      PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                        4/13/93               4/2/93                    6/10/93                    11/3/94
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                      9.53%          9.25%        5.73%        8.44%        5.44%         8.46%        7.46%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 4.59%          4.36%        3.21%        3.65%        3.34%         3.50%        3.50%
5 YEARS                                 5.25%          5.02%        4.33%        4.43%        4.43%         4.37%        4.37%
SINCE INCEPTION                         5.09%          4.95%        4.51%        4.42%        4.42%         5.53%        5.53%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 74

NATIONS TENNESSEE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS TENNESSEE MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2001 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Tennesse municipal securities, we aim to
exempt from federal income tax and       limit the Fund's exposure to any single credit or market
the Tennessee Hall Income Tax on         sector. In addition, we use a combination of investment
unearned income with the potential       strategies, including duration management (managing the
for principal fluctuation                Fund's sensitivity to interest rates), market sector
associated with investments in           selection and individual credit reviews. We also seek to
long-term municipal securities.          limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund seeks to maintain an average
For the 12-month period ended            dollar-weighted maturity greater than seven years and a
March 31, 2001, Nations Tennessee        duration of more than six years.
Municipal Bond Fund Investor A           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
Shares provided shareholders with        With a total return of 10.82%, Nations Tennessee Municipal
a total return of 10.82%.**              Bond Fund (Investor A Shares) significantly outperformed its peer group, the Lipper Tennessee Municipal Debt Funds
                                         Average, which returned 9.81% for the 12-month period ended
                                         March 31, 2001. The Fund benefited from a longer duration
                                         than its peer group and a significant number of non-callable bonds, which typically outperform in declining rate
                                         environments.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN TENNESSEE?
                                         The state of Tennessee is rated "Aa1" by Moody's Investors
                                         Services, Inc. and "AA+" by Standard & Poor's Corporation.
                                         However, the state's ratings are currently under some
                                         pressure, in our opinion, due to its financial performance.
                                         Financial pressures have recently surfaced -- for example, the general fund

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Tennessee Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in Tennessee.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS TENNESSEE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         experienced an operating deficit in fiscal year 1999. A
                                         series of "one-shots" (one time or non-recurring sources of revenue) were used to close the gap. A surplus of about $51 million is currently expected for fiscal year 2000 -- this surplus is after a small shortfall in expected sales tax
                                         collections. Again, these results were in part achieved by resorting to "one shots". Currently, the state has balanced its budget estimates for fiscal year 2001. However,
                                         financial pressures are ongoing due to programs such as
                                         TennCare (state Medicaid equivalent), education and salary increases for state employees. The state is currently
                                         considering alternatives such as tax reform; a tax on
                                         personal incomes as well as expenditure and program cuts to restore the state to a long-term balanced budget. The
                                         Governor has also established a committee to examine
                                         TennCare. This committee is expected to report in 2001.
                                         The state economy remains fundamentally strong with low
                                         unemployment and stable and diversified growth. Recent
                                         unemployment rates have been in the low 4% range -- a good performance. The leading sectors in the state's economy, by employment, are wholesale and retail trade at 23.7%,
                                         manufacturing at 18.1%, services at 27.2% and government at
                                         14.5%. This is a good level of diversification, which helps insure that the state's economy is not over reliant on any one sector. Another positive trend in the state's economy is an ongoing long-term trend away from textile and apparel
                                         manufacturing into services trade and durable manufacturing,
                                         i.e., automobiles. This trend has improved economic
                                         diversification and made the state's economy less vulnerable to recessions. The fundamental strength in the economy is, in our opinion, an important credit strength and we believe the state will remain a high quality credit in the long
                                         term.
                                         WHAT IS YOUR OUTLOOK FOR TENNESSEE AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         In the short-term the state must re-establish revenue and
                                         spending levels that will produce a balance budget. In the long run the state must maintain these fiscal practices and continue to experience stable diversified economic growth.
                                         In our opinion, the state should be able to meet these
                                         challenges.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS TENNESSEE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Prerefunded                                                                       2.8
Water                                                                             3.1
Electric                                                                          6.6
Housing                                                                             7
Education                                                                         8.8
Hospital                                                                         17.5
Other                                                                            10.7
General obligation                                                                 23
Industrial development revenue/Pollution control revenue                         20.5

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Hamilton County, Tennessee, GO
                                                                                 Refunding, Series 1998B, 5.100%
                                                                                 08/01/24                                7.2%
                                                                            -------------------------------------------------
                                                                              2  Humphreys County, Tennessee,
                                                                                 Industrial Development Board, Solid
                                                                                 Waste Disposal, (E.I. duPont de
                                                                                 Nemours and Company Project) Series
                                                                                 1994, AMT, 6.700% 05/01/24              6.1%
                                                                            -------------------------------------------------
                                                                              3  Metropolitan Government, Nashville
                                                                                 and Davidson County, Tennessee,
                                                                                 Health and Educational Facilities
                                                                                 Board, Improvement Revenue Refunding,
                                                                                 (Meharry Medical College Project)
                                                                                 Series 1996, (AMBAC Insured), 6.000%
                                                                                 12/01/16                                5.5%
                                                                            -------------------------------------------------
                                                                              4  Maury County, Tennessee, Industrial
                                                                                 Development Board, Multi-Modal PCR
                                                                                 Refunding, (General Motors
                                                                                 Corporation - Saturn Corporation
                                                                                 Project) Series 1994, 6.500% 09/01/24   5.2%
                                                                            -------------------------------------------------
                                                                              5  Williamson County, Tennessee, GO,
                                                                                 Series 2000, 5.350% 03/01/17            5.1%
                                                                            -------------------------------------------------
                                                                              6  Blount County, Tennessee, Public
                                                                                 Building Authority, Public Facility
                                                                                 Revenue, Series 1998, (FGIC Insured),
                                                                                 5.000% 04/01/19                         4.8%
                                                                            -------------------------------------------------
                                                                              7  Memphis-Shelby County, Tennessee,
                                                                                 Airport Authority, Special Facilities
                                                                                 and Project Revenue Refunding,
                                                                                 (Federal Express Corporation Project)
                                                                                 Series 1997, 5.350% 09/01/12            4.8%
                                                                            -------------------------------------------------
                                                                              8  Knox County, Tennessee, Health
                                                                                 Educational and Housing Facilities
                                                                                 Board, Revenue, (University Health
                                                                                 Systems Inc. Project) Series 1999,
                                                                                 5.750% 04/01/19                         4.7%
                                                                            -------------------------------------------------
                                                                              9  Metropolitan Government, Nashville
                                                                                 and Davidson County, Tennessee,
                                                                                 Electric Revenue, Series 1998B,
                                                                                 5.500% 05/15/13                         4.2%
                                                                            -------------------------------------------------
                                                                             10  Knox County, Tennessee, Health
                                                                                 Educational and Housing Facilities
                                                                                 Board, Hospital Facilities
                                                                                 Improvement Revenue Refunding,
                                                                                 (Baptist Health System of East
                                                                                 Tennessee, Inc. Project) Series 1996,
                                                                                 (CONNIE LEE Insured), 5.500% 04/15/11   4.1%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS TENNESSEE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (11/2/93
                                                                                     through
                                                                                     3/31/01)        5.42%     4.73%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Tennessee Municipal Bond Fund
                                                from the inception of the share
                                                class. The Lehman Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of 8,000 investment
                                                grade, long-term maturity bonds.
                                                It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                              NATIONS TENNESSEE MUNICIPAL BOND     LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $14,087                         $15,305
                                                              --------------------------------     ---------------------------
Nov. 2 1993                                                                 9525                              10000
1993                                                                        9692                              10121
                                                                            9071                               9565
                                                                            9133                               9671
                                                                            9156                               9737
1994                                                                        9045                               9598
                                                                            9762                              10277
                                                                            9976                              10524
                                                                           10246                              10826
1995                                                                       10782                              11273
                                                                           10592                              11138
                                                                           10650                              11223
                                                                           10889                              11480
1996                                                                       11165                              11773
                                                                           11123                              11744
                                                                           11496                              12150
                                                                           11849                              12515
1997                                                                       12175                              12854
                                                                           12262                              13002
                                                                           12434                              13200
                                                                           12819                              13605
1998                                                                       12849                              13687
                                                                           12915                              13809
                                                                           12640                              13565
                                                                           12505                              13511
1999                                                                       12367                              13406
                                                                           12710                              13799
                                                                           12864                              14007
                                                                           13192                              14346
2000                                                                       13770                              14973
Mar. 31 2001                                                               14087                              15305

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                              NATIONS TENNESSEE MUNICIPAL BOND     LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $14,087                         $15,305
                                                              --------------------------------     ---------------------------
Nov. 2 1993                                                                 9525                              10000
1993                                                                        9692                              10121
                                                                            9071                               9565
                                                                            9133                               9671
                                                                            9156                               9737
1994                                                                        9045                               9598
                                                                            9762                              10277
                                                                            9976                              10524
                                                                           10246                              10826
1995                                                                       10782                              11273
                                                                           10592                              11138
                                                                           10650                              11223
                                                                           10889                              11480
1996                                                                       11165                              11773
                                                                           11123                              11744
                                                                           11496                              12150
                                                                           11849                              12515
1997                                                                       12175                              12854
                                                                           12262                              13002
                                                                           12434                              13200
                                                                           12819                              13605
1998                                                                       12849                              13687
                                                                           12915                              13809
                                                                           12640                              13565
                                                                           12505                              13511
1999                                                                       12367                              13406
                                                                           12710                              13799
                                                                           12864                              14007
                                                                           13192                              14346
2000                                                                       13770                              14973
Mar. 31 2001                                                               14087                              15305

   TOTAL RETURN (AS OF 3/31/01)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     3/2/94                11/2/93                   10/21/93                   11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                  11.10%         10.82%        5.59%       10.00%        6.00%        10.00%        9.00%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.96%          4.73%        3.04%        4.00%        3.06%         3.97%        3.97%
5 YEARS                              6.09%          5.86%        4.84%        5.18%        5.02%         5.23%        5.23%
SINCE INCEPTION                      6.09%          5.42%        4.73%        4.59%        4.59%         7.06%        7.06%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 78

NATIONS TEXAS INTERMEDIATE
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE
                                         FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2001 AND ITS OUTLOOK
                                         FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Texas municipal securities, we aim to limit
exempt from federal income tax           the Fund's exposure to any single credit or market sector.
consistent with moderate                 In addition, we use a combination of investment strategies,
fluctuation of principal.                including duration management (managing the Fund's
PERFORMANCE REVIEW                       sensitivity to interest rates), market sector selection and
For the 12-month period ended            individual credit reviews. We also seek to limit the
March 31, 2001, Nations Texas            distribution of capital gains when appropriate. As an
Intermediate Municipal Bond Fund         intermediate-term portfolio, the Fund seeks to maintain an
Investor A Shares provided               average dollar-weighted maturity of between three and ten
shareholders with a total return         years and a duration of between three and six years.
of 8.52%.**                              PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
                                         With a total return of 8.52%, Nations Texas Intermediate
                                         Municipal Bond Fund (Investor A Shares) slightly
                                         underperformed its peer group, the Lipper Other States
                                         Intermediate Municipal Debt Funds Average, which returned
                                         8.65% for the 12-month period ended March 31, 2001. This
                                         Fund's peer group is composed of single state funds from
                                         many states which have significant state taxes and thereby provide higher levels of demand for their in-state bonds.
                                         Texas, with no state income tax, coupled with a large supply of new issues during the period, underperformed as a state segment.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN TEXAS?
                                         The state of Texas is currently rated "Aa1" by Moody's
                                         Investors Services, Inc., "AA" by Standard & Poor's
                                         Corporation and "AA+" by Fitch IBCA, Inc. Reflected in these ratings are a diverse economy showing long-term growth
                                         patterns, excellent financial performance and a manageable debt burden. Over the last ten to fifteen years the Texas
                                         economy has achieved a significant level of diversification away from the oil/gas sector which caused so much difficulty in the

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS TEXAS INTERMEDIATE
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         mid-80s. This new level of diversification is shown in the growth of the Maquiladora program in the Rio Grande River
                                         Valley, the high technology sector, medical and other
                                         services -- to name only a few examples.
                                         Careful financial management has allowed the state to
                                         produce significant cash surpluses over the last several
                                         years. The state closed fiscal year 1999 with a general fund cash balance of $4.3 billion and closed fiscal year 2000
                                         with a lower general fund cash balance of $3.8
                                         billion -- still a substantial number. A recent state
                                         Comptroller report estimated revenue growth for the
                                         2001-2002 biennium (Texas uses a two year budget) at 8% and for the period 2002-2003 a slower, but still strong 6% rate.

                                         WHAT IS YOUR OUTLOOK FOR TEXAS AND THE MUNICIPAL BOND MARKET
                                         FOR THE COMING YEAR?
                                         Key areas for the state of Texas and its local government
                                         units to deal with are Medicaid (mostly for prescription
                                         drugs), correctional facilities, education and
                                         transportation. These collective issues will have to be
                                         addressed without negatively impacting finances. However,
                                         the state's track record of accomplishing most of its goals, we believe, bears well for the future. For example after
                                         considerable spending by the state of Texas for these
                                         purposes the state of Texas per capita debt level is still relatively low.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS TEXAS INTERMEDIATE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

General obligation                                                               42.60
Other                                                                             3.10
Water                                                                            11.50
Electric                                                                         10.10
Hospital                                                                         10.00
Industrial development revenue/Pollution control revenue                          8.50
Prerefunded                                                                       8.30
Transportation                                                                    2.90
Lease                                                                             1.80
Education                                                                         1.20

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Texas, Municipal Power Agency,
                                                                                 Revenue Refunding, Series 1993, (MBIA
                                                                                 Insured), 5.250% 09/01/05               5.3%
                                                                            -------------------------------------------------
                                                                              2  Houston, Texas, Water and Sewer
                                                                                 Systems Revenue, Junior Lien, Series
                                                                                 1996A, (FGIC Insured), 5.250%
                                                                                 12/01/25                                3.4%
                                                                            -------------------------------------------------
                                                                              3  Houston, Texas, Water and Sewer
                                                                                 Systems Revenue Refunding, Junior
                                                                                 Lien, Series 1997A, (FGIC Insured),
                                                                                 5.375% 12/01/27                         2.8%
                                                                            -------------------------------------------------
                                                                              4  North Central, Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Revenue Refunding, (Baylor Health
                                                                                 Care Systems Project) Series 1995,
                                                                                 5.500% 05/15/13                         2.5%
                                                                            -------------------------------------------------
                                                                              5  Texas State, College Student Loan
                                                                                 Authority, GO, Series 1997, (GTD STD
                                                                                 LNS), AMT, 5.250% 08/01/07              2.5%
                                                                            -------------------------------------------------
                                                                              6  Red River Authority, Texas, PCR,
                                                                                 (Hoechst Celanese Corporation
                                                                                 Project) Series 1992, AMT, 6.875%
                                                                                 04/01/17                                2.3%
                                                                            -------------------------------------------------
                                                                              7  Houston, Texas, Water and Sewer
                                                                                 Systems Revenue, Unrefunded Balance,
                                                                                 Prior Lien, Series 1992B, 5.900%
                                                                                 12/01/03                                2.2%
                                                                            -------------------------------------------------
                                                                              8  Texas, Municipal Power Agency,
                                                                                 Revenue Refunding, Series 1992, (MBIA
                                                                                 Insured), Prerefunded 09/01/02 @ 102,
                                                                                 5.900% 09/01/04                         2.2%
                                                                            -------------------------------------------------
                                                                              9  Austin, Texas, GO Refunding, Series
                                                                                 1993, 5.500% 09/01/04                   2.1%
                                                                            -------------------------------------------------
                                                                             10  North Central Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Health Facilities Revenue,
                                                                                 (Presbyterian Healthcare Residential
                                                                                 Project) Series 1996B, (MBIA
                                                                                 Insured), 5.500% 06/01/16               1.8%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS TEXAS INTERMEDIATE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (2/4/93 through
                                                                                     3/31/01)        4.89%     4.47%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Texas Intermediate Municipal
                                                Bond Fund from the inception of
                                                the share class. The Lehman
                                                7-Year Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of
                                                investment grade bonds with
                                                maturities of 7 to 8 years. It
                                                is unavailable for investment.
                                                The performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.
[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                              Nations Texas Intermediate Municipal Bond Fund $14,281
Feb. 4 1993                                                                                                     9675
                                                                                                                9770
                                                                                                                9996
                                                                                                               10269
1993                                                                                                           10365
                                                                                                                9948
                                                                                                               10053
                                                                                                               10119
1994                                                                                                           10001
                                                                                                               10489
                                                                                                               10701
                                                                                                               10946
1995                                                                                                           11271
                                                                                                               11184
                                                                                                               11216
                                                                                                               11431
1996                                                                                                           11658
                                                                                                               11650
                                                                                                               11942
                                                                                                               12228
1997                                                                                                           12464
                                                                                                               12567
                                                                                                               12698
                                                                                                               13037
1998                                                                                                           13111
                                                                                                               13166
                                                                                                               12958
                                                                                                               12967
1999                                                                                                           12927
                                                                                                               13158
                                                                                                               13320
                                                                                                               13575
2000                                                                                                           13997
Mar. 31 2001                                                                                                   14281

                                                              Lehman 7-Year Municipal Bond Index $16,133
Feb. 4 1993                                                                                        10000
                                                                                                   10172
                                                                                                   10454
                                                                                                   10757
1993                                                                                               10887
                                                                                                   10477
                                                                                                   10587
                                                                                                   10688
1994                                                                                               10586
                                                                                                   11142
                                                                                                   11459
                                                                                                   11786
1995                                                                                               12082
                                                                                                   12039
                                                                                                   12092
                                                                                                   12308
1996                                                                                               12610
                                                                                                   12596
                                                                                                   12942
                                                                                                   13288
1997                                                                                               13578
                                                                                                   13743
                                                                                                   13903
                                                                                                   14344
1998                                                                                               14434
                                                                                                   14557
                                                                                                   14309
                                                                                                   14426
1999                                                                                               14413
                                                                                                   14643
                                                                                                   14881
                                                                                                   15221
2000                                                                                               15724
Mar. 31 2001                                                                                       16133

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                              Nations Texas Intermediate Municipal Bond Fund $14,760
Feb. 4 1993                                                                                                    10000
                                                                                                               10098
                                                                                                               10332
                                                                                                               10614
1993                                                                                                           10713
                                                                                                               10282
                                                                                                               10390
                                                                                                               10458
1994                                                                                                           10337
                                                                                                               10341
                                                                                                               11080
                                                                                                               11313
1995                                                                                                           11649
                                                                                                               11580
                                                                                                               11593
                                                                                                               11815
1996                                                                                                           12060
                                                                                                               12041
                                                                                                               12343
                                                                                                               12638
1997                                                                                                           12882
                                                                                                               12989
                                                                                                               13124
                                                                                                               13475
1998                                                                                                           13552
                                                                                                               13608
                                                                                                               13393
                                                                                                               13402
1999                                                                                                           13361
                                                                                                               13600
                                                                                                               13766
                                                                                                               14030
2000                                                                                                           14466
Mar. 31 2001                                                                                                   14760

                                                              Lehman 7-Year Municipal Bond Index $14,643
Feb. 4 1993                                                                                        10000
                                                                                                   10172
                                                                                                   10454
                                                                                                   10757
1993                                                                                               10887
                                                                                                   10477
                                                                                                   10587
                                                                                                   10688
1994                                                                                               10586
                                                                                                   11142
                                                                                                   11459
                                                                                                   11786
1995                                                                                               12082
                                                                                                   12039
                                                                                                   12092
                                                                                                   12308
1996                                                                                               12610
                                                                                                   12596
                                                                                                   12942
                                                                                                   13288
1997                                                                                               13578
                                                                                                   13743
                                                                                                   13903
                                                                                                   14344
1998                                                                                               14434
                                                                                                   14557
                                                                                                   14309
                                                                                                   14426
1999                                                                                               14413
                                                                                                   14643
                                                                                                   14881
                                                                                                   15221
2000                                                                                               15724
Mar. 31 2001                                                                                       16133

   TOTAL RETURN (AS OF 3/31/01)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     1/12/93               2/4/93                    6/22/93                    11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   8.78%          8.52%        4.95%        7.71%        4.71%         7.69%        6.69%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.59%          4.35%        3.22%        3.65%        3.34%         3.60%        3.60%
5 YEARS                              5.24%          5.01%        4.32%        4.42%        4.42%         4.39%        4.39%
SINCE INCEPTION                      5.30%          4.89%        4.47%        4.27%        4.27%         5.43%        5.43%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS TEXAS MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS TEXAS MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2001 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Texas municipal securities, we aim to limit
exempt from federal income tax           the Fund's exposure to any single credit or market sector.
with the potential for principal         In addition, we use a combination of investment strategies,
fluctuation associated with              including duration management (managing the Fund's
investments in long-term municipal       sensitivity to interest rates), market sector selection and
securities.                              individual credit reviews. We also seek to limit the
PERFORMANCE REVIEW                       distribution of capital gains when appropriate. As a
For the 12-month period ended            long-term portfolio, the Fund seeks to maintain an average
March 31, 2001, Nations Texas            dollar-weighted maturity greater than seven years and a
Municipal Bond Fund Investor A           duration of more than six years
Shares provided shareholders with        PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
a total return of 10.37%.**              With a total return of 10.37%, Nations Texas Municipal Bond
                                         Fund (Investor A Shares) outperformed its peer group, the
                                         Lipper Texas Municipal Debt Funds Average, which returned
                                         9.97% for the 12-month period ended March 31, 2001. The Fund benefited from a longer duration stance than its peers in a declining interest rate environment.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN TEXAS?
                                         The state of Texas is currently rated "Aa1" by Moody's
                                         Investors Services, Inc., "AA" by Standard & Poor's
                                         Corporation and "AA+" by Fitch IBCA, Inc. Reflected in these ratings are a diverse economy showing long-term growth
                                         patterns, excellent financial performance and a manageable debt burden. Over the last ten to fifteen years the Texas
                                         economy has achieved a significant level of diversification away from the oil/gas sector which caused so much difficulty in the mid-80s. This new level of diversification is shown in the growth of the

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Texas Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in Texas.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS TEXAS MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         Maquiladora program in the Rio Grande River Valley, the high technology sector, medical and other services -- to name
                                         only a few examples.
                                         Careful financial management has allowed the state to
                                         produce significant cash surpluses over the last several
                                         years. The state closed fiscal year 1999 with a general fund cash balance of $4.3 billion and closed fiscal year 2000
                                         with a lower general fund cash balance of $3.8
                                         billion -- still a substantial number. A recent state
                                         Comptroller report estimated revenue growth for the 2001 -
                                         2002 biennium (Texas uses a two year budget) at 8% and for the period 2002 - 2003 a slower, but still strong 6% rate.
                                         WHAT IS YOUR OUTLOOK FOR TEXAS AND THE MUNICIPAL BOND MARKET
                                         FOR THE COMING YEAR?
                                         Key areas for the state of Texas and its local government
                                         units to deal with are Medicaid (mostly for prescription
                                         drugs), correctional facilities, education and
                                         transportation. These collective issues will have to be
                                         addressed without negatively impacting finances. However,
                                         the state's track record of accomplishing most of its goals, we believe, bears well for the future. For example after
                                         considerable spending by the state of Texas for these
                                         purposes the state of Texas per capita debt level is still relatively low.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS TEXAS MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

General obligation                                                               42.50
Other                                                                             7.20
Prerefunded                                                                      19.80
Transportation                                                                    9.70
Industrial development revenue/Pollution control revenue                          7.50
Education                                                                         6.50
Hospital                                                                          3.80
Water                                                                             3.00

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Tarrant County, Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Health Systems Revenue, (Harris
                                                                                 Methodist Health Systems Project)
                                                                                 Series 1994, (MBIA-IBC Insured),
                                                                                 6.000% 09/01/10                         8.2%
                                                                            -------------------------------------------------
                                                                              2  Lucas County, Ohio, Hospital Revenue,
                                                                                 (Flower Hospital Project) Series
                                                                                 1993, Prerefunded 12/01/04 @ 101,
                                                                                 6.125% 12/01/13                         7.9%
                                                                            -------------------------------------------------
                                                                              3  Harris County, Texas, Port Houston
                                                                                 Authority, Revenue Refunding, Series
                                                                                 2000B, AMT, 5.500% 10/01/07             5.8%
                                                                            -------------------------------------------------
                                                                              4  Round Rock, Texas, Independent School
                                                                                 District, GO, Series 2000, (PSF-GTD),
                                                                                 5.000% 08/01/18                         4.3%
                                                                            -------------------------------------------------
                                                                              5  Dallas-Fort Worth, Texas, Regional
                                                                                 Airport Revenue Refunding, Series
                                                                                 1994A, (MBIA Insured), 6.000%
                                                                                 11/01/09                                3.9%
                                                                            -------------------------------------------------
                                                                              6  Travis County, Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Revenue, (Ascension Health Credit
                                                                                 Project) Series 1999A, (AMBAC
                                                                                 Insured), 5.875% 11/15/24               3.8%
                                                                            -------------------------------------------------
                                                                              7  Trinity River Authority, Texas, PCR,
                                                                                 (Texas Instruments Inc. Project)
                                                                                 Series 1996, AMT, 6.200% 03/01/20       3.8%
                                                                            -------------------------------------------------
                                                                              8  Texas State, College Student Loan
                                                                                 Authority, GO, Series 1994, AMT,
                                                                                 5.750% 08/01/11                         3.8%
                                                                            -------------------------------------------------
                                                                              9  Harris County, Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Hospital Revenue, (Texas Childrens
                                                                                 Hospital Project) Series 1995, 5.500%
                                                                                 10/01/19                                3.7%
                                                                            -------------------------------------------------
                                                                             10  Austin, Texas, Public Improvement,
                                                                                 GO, Series 1999, 5.375% 09/01/18        3.7%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS TEXAS MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (12/17/93
                                                                                     through
                                                                                     3/31/01)        5.15%     4.46%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Texas Municipal Bond Fund from
                                                the inception of the share
                                                class. The Lehman Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of 8,000 investment
                                                grade, long-term maturity bonds.
                                                It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.
[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                              Nations Texas Municipal Bond Fund $13,741
Dec. 17 1993                                                                                       9525
1993                                                                                               9551
                                                                                                   8857
                                                                                                   8907
                                                                                                   8895
1994                                                                                               8745
                                                                                                   9442
                                                                                                   9681
                                                                                                   9942
1995                                                                                              10458
                                                                                                  10268
                                                                                                  10371
                                                                                                  10572
1996                                                                                              10834
                                                                                                  10759
                                                                                                  11106
                                                                                                  11468
1997                                                                                              11789
                                                                                                  11931
                                                                                                  12077
                                                                                                  12442
1998                                                                                              12518
                                                                                                  12553
                                                                                                  12294
                                                                                                  12211
1999                                                                                              12078
                                                                                                  12446
                                                                                                  12606
                                                                                                  12869
2000                                                                                              13481
Mar. 31 2001                                                                                      13741

                                                              Lehman Municipal Bond Index $15,441
Dec. 17 1993                                                                                10000
1993                                                                                        10211
                                                                                             9650
                                                                                             9757
                                                                                             9824
1994                                                                                         9683
                                                                                            10368
                                                                                            10618
                                                                                            10923
1995                                                                                        11374
                                                                                            11237
                                                                                            11323
                                                                                            11582
1996                                                                                        11877
                                                                                            11849
                                                                                            12258
                                                                                            12627
1997                                                                                        12969
                                                                                            13118
                                                                                            13317
                                                                                            13726
1998                                                                                        13808
                                                                                            13931
                                                                                            13686
                                                                                            13631
1999                                                                                        13525
                                                                                            13921
                                                                                            14132
                                                                                            14474
2000                                                                                        15106
Mar. 31 2001                                                                                15441

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                             NATIONS TEXAS MUNICIPAL BOND FUND     LEHMAN MUNICIPAL BOND INDEX
                                                                          $14,420                            $15,441
                                                             ---------------------------------     ---------------------------
Dec. 17 1993                                                               10000                              10000
1993                                                                       10027                              10211
                                                                            9299                               9650
                                                                            9351                               9757
                                                                            9339                               9824
1994                                                                        9181                               9683
                                                                            9913                              10368
                                                                           10184                              10618
                                                                           10438                              10923
1995                                                                       10980                              11374
                                                                           10780                              11237
                                                                           10888                              11323
                                                                           11099                              11582
1996                                                                       11374                              11877
                                                                           11296                              11849
                                                                           11660                              12258
                                                                           12040                              12627
1997                                                                       12377                              12969
                                                                           12526                              13118
                                                                           12679                              13317
                                                                           13062                              13726
1998                                                                       13142                              13808
                                                                           13179                              13931
                                                                           12908                              13686
                                                                           12820                              13631
1999                                                                       12680                              13525
                                                                           13067                              13921
                                                                           13229                              14132
                                                                           13504                              14474
2000                                                                       14146                              15106
Mar. 31 2001                                                               14420                              15441

   TOTAL RETURN (AS OF 3/31/01)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     2/3/94               12/17/93                   10/21/93                   11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                  10.64%         10.37%        5.09%        9.55%        5.55%         9.55%        8.55%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              5.04%          4.80%        3.12%        4.07%        3.14%         4.05%        4.05%
5 YEARS                              6.22%          5.99%        4.97%        5.30%        5.14%         5.36%        5.36%
SINCE INCEPTION                      5.24%          5.15%        4.46%        4.38%        4.38%         7.13%        7.13%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 86

NATIONS VIRGINIA INTERMEDIATE
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2001 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Virginia municipal securities, we aim to
exempt from federal and Virginia         limit the Fund's exposure to any single credit or market
state income taxes consistent with       sector. In addition, we use a combination of investment
moderate fluctuation of principal.       strategies, including duration management (managing the
PERFORMANCE REVIEW                       Fund's sensitivity to interest rates), market sector
For the 12-month period ended            selection and individual credit reviews. We also seek to
March 31, 2001, Nations Virginia         limit the distribution of capital gains when appropriate. As
Intermediate Municipal Bond Fund         an intermediate-term portfolio, the Fund seeks to maintain
Investor A Shares provided               an average dollar-weighted maturity of between three and ten
shareholders with a total return         years and a duration of between three and six years.
of 8.65%.**                              PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
                                         With a total return of 8.65%, Nations Virginia Intermediate
                                         Municipal Bond Fund (Investor A Shares) tracked its peer
                                         group, the Lipper Virginia Intermediate Municipal Debt Funds
                                         Average, which returned 8.66% for the 12-month period ended
                                         March 31, 2001. The Fund matched the Lipper Other States
                                         Intermediate Municipal Debt Funds Average, which returned
                                         8.65% for the same period. The Lipper Virginia Intermediate
                                         Municipal Debt Funds Average is composed of only two actual funds with multiple share classes, so a comparison to other single state intermediate funds is appropriate.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN VIRGINIA?
                                         The Commonwealth of Virginia has earned the highest possible credit rating from Moody's Investors services, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). Some of the factors reflected in these

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Virginia Intermediate Municipal Debt Funds Average invest at least 65% of their assets in municipal debt issues that are exempt from taxation in Florida, with dollar-weighted average maturities of five to ten years. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS VIRGINIA INTERMEDIATE
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         ratings are very strong financial management, a diverse and growing economy, relatively high wealth and income levels
                                         and a manageable debt burden after having made significant progress in providing for infrastructure spending needs due to high growth.
                                         The Commonwealth has a history of sound fiscal management.
                                         Estimated financial operating results for the general fund for 2001 are still uncertain due to a possible repeal of the automobile tax and a generalized slowing of other revenue.
                                         However, from a long-term perspective, finances are expected to remain strong, in our opinion. We believe the highly
                                         diverse economy should recover quickly from a downturn and the Commonwealth has substantial reserves for this
                                         contingency. For example, the revenue stabilization fund and reserve currently holds an estimated $600 million -- or
                                         about 5% of estimated 2001 expenses.
                                         WHAT IS YOUR OUTLOOK FOR VIRGINIA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         Key long-term challenges for the Commonwealth and its local government units will be maintaining diverse economic
                                         growth, meeting infrastructure needs such as schools, roads, water, and sewer while at the same time continuing to
                                         preserve sound finances. We believe the Commonwealth and its local government units will achieve a significant measure of success in meeting these long-term challenges.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS VIRGINIA INTERMEDIATE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Industrial development revenue/Pollution control revenue                          5.70
Prerefunded                                                                       8.10
Resource recovery                                                                 9.90
Transportation                                                                   10.90
Water                                                                            17.00
Other                                                                             6.50
General obligation                                                               27.50
Housing                                                                           5.90
Education                                                                         4.90
Hospital                                                                          3.60

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Fairfax County, Virginia, Economic
                                                                                 Development Authority, Resource
                                                                                 Recovery, Revenue Refunding, Series
                                                                                 1998A, AMT, (AMBAC Insured), 5.950%
                                                                                 02/01/07                                5.6%
                                                                            -------------------------------------------------
                                                                              2  Chesapeake, Virginia, GO Refunding,
                                                                                 Series 1993, 5.125% 12/01/05            2.2%
                                                                            -------------------------------------------------
                                                                              3  Loudoun County, Virginia, Industrial
                                                                                 Development Authority, Revenue, (Air
                                                                                 Force Retired Officers - Falcons
                                                                                 Landing Project) Series 1994A,
                                                                                 Prerefunded 11/01/04 @ 103, 8.750%
                                                                                 11/01/24                                2.0%
                                                                            -------------------------------------------------
                                                                              4  Virginia State, Transportation Board
                                                                                 Authority, Transportation Revenue
                                                                                 Refunding, (U.S. Route 58 Corridor
                                                                                 Development Program) Series 1993A,
                                                                                 5.500% 05/15/09                         1.8%
                                                                            -------------------------------------------------
                                                                              5  Virginia State, Transportation Board
                                                                                 Authority, Transportation Contract
                                                                                 Revenue, (Northern Virginia
                                                                                 Transportation District Project)
                                                                                 Series 1996A, 5.125% 05/15/21           1.7%
                                                                            -------------------------------------------------
                                                                              6  Virginia, Southeastern Public Service
                                                                                 Authority, Revenue Refunding, Series
                                                                                 1993A, (MBIA Insured), 5.100%
                                                                                 07/01/08                                1.7%
                                                                            -------------------------------------------------
                                                                              7  Newport News, Virginia, Public
                                                                                 Improvement GO Refunding, Series
                                                                                 1993B, (State Aid Withholding),
                                                                                 5.200% 11/01/04                         1.7%
                                                                            -------------------------------------------------
                                                                              8  Washington State, Motor Vehicle Fuel
                                                                                 Tax, GO, Series 1997F, 5.375%
                                                                                 07/01/22                                1.7%
                                                                            -------------------------------------------------
                                                                              9  Goochland County, Virginia,
                                                                                 Industrial Development Authority,
                                                                                 (Old Dominion Electric Cooperative
                                                                                 Project) Series 1998, AMT, 4.250%
                                                                                 12/01/02                                1.6%
                                                                            -------------------------------------------------
                                                                             10  Arlington, Virginia, GO, Series 1999,
                                                                                 (State Aid Withholding), 5.250%
                                                                                 06/01/16                                1.3%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS VIRGINIA INTERMEDIATE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    10-YEAR      NAV**     MOP*
                                                                                    (3/31/91
                                                                                     through
                                                                                     3/31/01)    5.66%     5.32%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Virginia Intermediate Municipal
                                                Bond Fund over the last 10
                                                years. The Lehman 7-Year
                                                Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of
                                                investment grade bonds with
                                                maturities of 7 to 8 years. It
                                                is unavailable for investment.
                                                The Lehman 7-Year Municipal Bond
                                                Index measures the performance
                                                of the municipal bonds
                                                comprising the index for the
                                                period beginning on 12/31/89.
                                                Please note, however, that
                                                Investor A Shares commenced
                                                operations on 12/5/89.
                                                Therefore, the performance
                                                illustrated by the Lehman 7-Year
                                                Municipal Bond Index includes
                                                the performance of the Lehman
                                                10-Year Municipal Bond Index for
                                                the period preceding 12/31/89.
                                                The performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                                        NATIONS
                                                          VIRGINIA|INTERMEDIATE|MUNICIPAL|BOND     LEHMAN|7-YEAR|MUNICIPAL|BOND
                                                                      FUND|$16,785                        INDEX|$19,287
                                                          ------------------------------------     ----------------------------
Mar. 31 1991                                                               9675                               10000
                                                                           9813                               10172
                                                                          10084                               10559
1991                                                                      10403                               10907
                                                                          10391                               10898
                                                                          10720                               11284
                                                                          10955                               11593
1992                                                                      11117                               11783
                                                                          11429                               12160
                                                                          11771                               12497
                                                                          12102                               12860
1993                                                                      12219                               13015
                                                                          11718                               12525
                                                                          11796                               12656
                                                                          11818                               12778
1994                                                                      11674                               12655
                                                                          12279                               13321
                                                                          12601                               13699
                                                                          12868                               14089
1995                                                                      13211                               14444
                                                                          13138                               14392
                                                                          13190                               14456
                                                                          13394                               14714
1996                                                                      13688                               15075
                                                                          13625                               15058
                                                                          13990                               15472
                                                                          14295                               15886
1997                                                                      14594                               16232
                                                                          14702                               16430
                                                                          14880                               16621
                                                                          15277                               17147
1998                                                                      15360                               17255
                                                                          15438                               17402
                                                                          15194                               17106
                                                                          15205                               17247
1999                                                                      15173                               17231
                                                                          15448                               17505
                                                                          15625                               17790
                                                                          15938                               18196
2000                                                                      16451                               18798
Mar. 31 2001                                                              16785                               19287

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                                        NATIONS
                                                          VIRGINIA|INTERMEDIATE|MUNICIPAL|BOND     LEHMAN|7-YEAR|MUNICIPAL|BOND
                                                                      FUND|$17,345                        INDEX|$19,287
                                                          ------------------------------------     ----------------------------
Mar. 31 1991                                                              10000                               10000
                                                                          10143                               10172
                                                                          10423                               10559
1991                                                                      10752                               10907
                                                                          10740                               10898
                                                                          11080                               11284
                                                                          11323                               11593
1992                                                                      11490                               11783
                                                                          11813                               12160
                                                                          12166                               12497
                                                                          12508                               12860
1993                                                                      12629                               13015
                                                                          12112                               12525
                                                                          12193                               12656
                                                                          12215                               12778
1994                                                                      12066                               12655
                                                                          12692                               13321
                                                                          13024                               13699
                                                                          13301                               14089
1995                                                                      13654                               14444
                                                                          13579                               14392
                                                                          13634                               14456
                                                                          13843                               14714
1996                                                                      14148                               15075
                                                                          14083                               15058
                                                                          14160                               15472
                                                                          14776                               15886
1997                                                                      15084                               16232
                                                                          15196                               16430
                                                                          15380                               16621
                                                                          15791                               17147
1998                                                                      15876                               17255
                                                                          15957                               17402
                                                                          15705                               17106
                                                                          15716                               17247
1999                                                                      15683                               17231
                                                                          15967                               17505
                                                                          16150                               17790
                                                                          16473                               18196
2000                                                                      17004                               18798
Mar. 31 2001                                                              17345                               19287

   TOTAL RETURN (AS OF 3/31/01)

                                                        INVESTOR A                INVESTOR B                 INVESTOR C
                                    PRIMARY A       NAV**        MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                      9/20/89              12/5/89                    6/7/93                    6/17/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   8.92%          8.65%        5.15%        7.85%        4.85%         7.84%        6.84%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.75%          4.51%        3.36%        3.81%        3.50%         3.77%        3.77%
5 YEARS                              5.25%          5.02%        4.33%        4.43%        4.43%         4.41%        4.41%
10 YEARS                             5.85%          5.66%        5.32%           --           --            --           --
SINCE INCEPTION                      6.06%          5.87%        5.56%        4.34%        4.34%         4.76%        4.76%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS VIRGINIA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY*

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS VIRGINIA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2001 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Virginia municipal securities, we aim to
exempt from federal and Virginia         limit the Fund's exposure to any single credit or market
state income taxes with the              sector. In addition, we use a combination of investment
potential for principal                  strategies, including duration management (managing the
fluctuation associated with              Fund's sensitivity to interest rates), market sector
investments in long-term municipal       selection and individual credit reviews. We also seek to
securities.                              limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund seeks to maintain an average
For the 12-month period ended            dollar-weighted maturity greater than seven years and a
March 31, 2001, Nations Virginia         duration of more than six years.
Municipal Bond Fund Investor A           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***
Shares provided shareholders with        With a total return of 9.20%, Nations Virginia Municipal
a total return of 9.20%.**               Bond Fund (Investor A Shares) underperformed its peer group, the Lipper Virginia Municipal Debt Funds Average, which
                                         returned 9.63% for the 12-month period ended March 31, 2001.
                                         The Fund maintained a more conservative duration than its
                                         peers during a period in which interest rates declined.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN VIRGINIA?
                                         The Commonwealth of Virginia has earned the highest possible credit rating from Moody's Investors services, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). Some of the factors reflected in these ratings are very strong financial management, a diverse and growing
                                         economy, relatively high wealth and income levels and a
                                         manageable debt burden after having made significant
                                         progress in providing for infrastructure spending needs due to high growth.

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Virginia Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in Virginia.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS VIRGINIA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         The Commonwealth has a history of sound fiscal management.
                                         Estimated financial operating results for the general fund for 2001 are still uncertain due to a possible repeal of the automobile tax and a generalized slowing of other revenue.
                                         However, from a long-term perspective, finances are expected to remain strong, in our opinion. We believe the highly
                                         diverse economy should recover quickly from a downturn and the Commonwealth has substantial reserves for this
                                         contingency. For example, the revenue stabilization fund and reserve currently holds an estimated $600 million -- or
                                         about 5% of estimated 2001 expenses.
                                         WHAT IS YOUR OUTLOOK FOR VIRGINIA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         Key long-term challenges for the Commonwealth and its local government units will be maintaining diverse economic
                                         growth, meeting infrastructure needs such as schools, roads, water, and sewer while at the same time continuing to
                                         preserve sound finances. We believe the Commonwealth and its local government units will achieve a significant measure of success in meeting these long-term challenges.
                                         From a national municipal bond market perspective, as the
                                         market continues into 2001, we believe demand for municipals should remain relatively strong from crossover buyers, who seek above average performance by purchasing taxable and/or tax-exempt securities based on relative value, and from
                                         retail investors seeking a safer and less volatile
                                         alternative to corporates and/or equities.
                                         Challenges for the municipal market going forward include a slowing national economy and its impact on state and local government finances, the potential for significant tax
                                         reform and a robust level of both new and refunding issues.

NATIONS VIRGINIA
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/01)

[PIE CHART]

Industrial development revenue/Pollution control revenue                         14.20
General obligation                                                               19.10
Water                                                                            24.10
Other                                                                             7.80
Hospital                                                                         13.10
Lease                                                                            10.00
Prerefunded                                                                       5.30
Education                                                                         3.40
Housing                                                                           3.00

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Montgomery County, Virginia,
                                                                                 Industrial Development Lease
                                                                                 Authority, Revenue, Series 2000B,
                                                                                 (AMBAC Insured), 5.500% 01/15/22        6.7%
                                                                            -------------------------------------------------
                                                                              2  West Point, Virginia, Industrial
                                                                                 Development Authority, Solid Waste
                                                                                 Disposal Revenue, (Chesapeake
                                                                                 Corporation Project) Series 1994A,
                                                                                 AMT, 6.375% 03/01/19                    5.2%
                                                                            -------------------------------------------------
                                                                              3  Rivanna, Virginia, Water and Sewer
                                                                                 Authority, Regional Water and Sewer
                                                                                 Systems, Revenue Refunding, Series
                                                                                 1991, 6.450% 10/01/12                   4.6%
                                                                            -------------------------------------------------
                                                                              4  Mississippi State, Hospital
                                                                                 Facilities and Equipment Authority,
                                                                                 Revenue, (Forrest County General
                                                                                 Hospital Project) Series 2000, (FSA
                                                                                 Insured), 5.625% 01/01/20               4.2%
                                                                            -------------------------------------------------
                                                                              5  Virginia State, Residential
                                                                                 Authority, Infrastructure Revenue,
                                                                                 Series 2000A, (MBIA Insured), 5.500%
                                                                                 05/01/21                                3.6%
                                                                            -------------------------------------------------
                                                                              6  Fairfax County, Virginia, Water
                                                                                 Authority, Water Revenue, Unrefunded
                                                                                 Balance, Series 1992, 6.000% 04/01/22   3.5%
                                                                            -------------------------------------------------
                                                                              7  Fairfax County, Virginia, Public
                                                                                 Improvement GO, Series 1999B, 5.500%
                                                                                 12/01/16                                3.4%
                                                                            -------------------------------------------------
                                                                              8  Fairfax County, Virginia, Water
                                                                                 Authority, Water Revenue, Series
                                                                                 2000, 5.625% 04/01/25                   3.4%
                                                                            -------------------------------------------------
                                                                              9  Virginia Beach, Virginia, Public
                                                                                 Improvement GO, Series 2000, 5.500%
                                                                                 03/01/18                                3.4%
                                                                            -------------------------------------------------
                                                                             10  Staunton, Virginia, Industrial
                                                                                 Development Authority, Educational
                                                                                 Facilities Revenue, (Mary Baldwin
                                                                                 College Project) Series 1996, 6.600%
                                                                                 11/01/14                                3.3%
                                                                            -------------------------------------------------
                                                                              THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                              EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                              WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2001, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS VIRGINIA
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (11/8/93
                                                                                     through
                                                                                     3/31/01)        4.98%     4.29%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Virginia Municipal Bond Fund
                                                from the inception of the share
                                                class. The Lehman Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of 8,000 investment
                                                grade, long-term maturity bonds.
                                                It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                              NATIONS VIRGINIA MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $13,640                         $15,305
                                                              -------------------------------      ---------------------------
Nov. 8 1993                                                                 9525                              10000
                                                                            9722                              10121
                                                                            8902                               9565
                                                                            8921                               9671
                                                                            8930                               9737
1994                                                                        8795                               9598
                                                                            9511                              10277
                                                                            9733                              10524
                                                                           10012                              10826
                                                                           10516                              11273
                                                                           10303                              11138
                                                                           10375                              11223
                                                                           10638                              11480
1996                                                                       10883                              11773
                                                                           10842                              11744
                                                                           11207                              12150
                                                                           11527                              12515
                                                                           11889                              12854
                                                                           12022                              13002
                                                                           12194                              13200
                                                                           12564                              13605
1998                                                                       12567                              13687
                                                                           12619                              13809
                                                                           12403                              13565
                                                                           12289                              13511
                                                                           12159                              13406
                                                                           12490                              13799
                                                                           12621                              14007
                                                                           12911                              14346
2000                                                                       13372                              14973
Mar. 31 2001                                                               13640                              15305

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                             NATIONS VIRGINIA MUNICIPAL BOND
                                                                      FUND $14,320
                                                             -------------------------------
                                                           Lehman Municipal Bond Index $15,305
Nov. 8 1993                                                                              10000                10000
                                                                                         10207                10121
                                                                                          9346                 9565
                                                                                          9366                 9671
                                                                                          9375                 9737
1994                                                                                      9284                 9598
                                                                                          9986                10277
                                                                                         10218                10524
                                                                                         10511                10826
                                                                                         11040                11273
                                                                                         10817                11138
                                                                                         10893                11223
                                                                                         11168                11480
1996                                                                                     11425                11773
                                                                                         11383                11744
                                                                                         11766                12150
                                                                                         12102                12515
                                                                                         12482                12854
                                                                                         12622                13002
                                                                                         12602                13200
                                                                                         13190                13605
1998                                                                                     13194                13687
                                                                                         13248                13809
                                                                                         13021                13565
                                                                                         12902                13511
                                                                                         12765                13406
                                                                                         13112                13799
                                                                                         13249                14007
                                                                                         13554                14346
2000                                                                                     14038                14973
Mar. 31 2001                                                                             14320                15305

   TOTAL RETURN (AS OF 3/31/01)

                                                          INVESTOR A                 INVESTOR B                 INVESTOR C
                                      PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                        1/11/94               11/8/93                   10/21/93                   11/3/94
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                      9.46%          9.20%        4.02%        8.38%        4.38%         8.35%        7.35%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 4.57%          4.30%        2.61%        3.61%        2.68%         3.58%        3.58%
5 YEARS                                 6.02%          5.77%        4.74%        5.10%        4.94%         5.16%        5.16%
SINCE INCEPTION                         4.97%          4.98%        4.29%        4.10%        4.10%         6.96%        6.96%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.7%
            ALABAMA -- 0.9%
 $1,175     Alabama, Special Care
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series A,
              3.750% 11/01/01........  Aaa       NR     $  1,178
                                                        --------
            ALASKA -- 0.8%
  1,000     Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1995A, AMT, (AMBAC
              Insured),
              5.250% 07/01/03........  Aaa       AAA       1,031
                                                        --------
            ARIZONA -- 3.1%
  3,000     Glendale, Arizona, Water
              and Sewer Revenue,
              Series 2000, (FGIC
              Insured),
              4.750% 07/01/02........  Aaa       AAA       3,055
  1,035     Maricopa County, Arizona,
              Unified School District
              Number 48, GO
              Refunding, Series
              1991B,
              6.300% 07/01/04........  Aa2       AA        1,122
                                                        --------
                                                           4,177
                                                        --------
            CALIFORNIA -- 1.6%
  2,015     Riverside County,
              California, Asset
              Leasing Corporation
              Leasehold Revenue,
              Series 1993C, Mandatory
              Put 12/01/02 @ 100,
              7.940% 06/01/19........  Aa3       A+        2,089
                                                        --------
            DISTRICT OF COLUMBIA -- 3.4%
  2,200     Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue, Series
              1992A, AMT, (MBIA
              Insured),
              6.500% 10/01/05........  Aaa       AAA       2,322
  2,085     Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue, Series
              1997B, AMT, (FGIC
              Insured),
              5.750% 10/01/03........  Aaa       AAA       2,187
                                                        --------
                                                           4,509
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- 3.3%
 $4,250     Pinellas County, Florida,
              Capital Improvement
              Revenue, Series 2000,
              4.500% 01/01/06........  Aa3       AA-    $  4,390
                                                        --------
            GEORGIA -- 5.4%
  3,545     Atlanta, Georgia, Urban
              Residential Finance
              Authority, College
              Facilities Revenue,
              (Morris Brown College
              Project) Series 1991,
              Prerefunded 12/01/01 @
              103,
              9.500% 12/01/11........  Aaa       NR        3,794
  1,775     Georgia State, GO, Series
              1992B,
              5.750% 03/01/02........  Aaa       AAA       1,818
  1,500     Georgia, Medical Center
              Hospital Authority,
              Revenue, Unrefunded
              Balance, Series 1992C,
              (MBIA Insured),
              6.400% 08/01/06........  Aaa       AAA       1,585
                                                        --------
                                                           7,197
                                                        --------
            ILLINOIS -- 2.5%
  1,020     Broadview, Illinois, Tax
              Increment Revenue,
              Series 1999,
              4.300% 07/01/01........  NR        NR        1,019
  1,260     Broadview, Illinois, Tax
              Increment Revenue,
              Series 1999,
              4.750% 07/01/05........  NR        NR        1,241
  1,000     Chicago, Illinois, O'Hare
              International Airport,
              General Airport
              Revenue, Second Lien,
              Series 1996A, AMT,
              (AMBAC Insured),
              5.000% 01/01/02........  Aaa       AAA       1,011
                                                        --------
                                                           3,271
                                                        --------
            INDIANA -- 1.7%
  2,205     Fremont, Indiana, Middle
              School Building
              Corporation, Revenue
              Refunding, Series
              1994A, (AMBAC Insured),
              4.650% 07/15/04........  Aaa       AAA       2,272
                                                        --------
            LOUISIANA -- 3.8%
  3,000     Calcasieu Parish,
              Louisiana, Industrial
              Development Board, PCR
              Refunding, (Occidental
              Petroleum Project)
              Series 2001,
              4.800% 12/01/06........  Baa3      BBB-      3,002

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
 $2,000     De Soto Parish,
              Louisiana, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1993A,
              5.050% 12/01/02........  Baa1      BBB+   $  2,007
                                                        --------
                                                           5,009
                                                        --------
            MAINE -- 2.7%
  3,500     Baileyville, Maine, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.750% 06/01/05........  Baa3      NR        3,557
                                                        --------
            MASSACHUSETTS -- 1.3%
  1,570     Massachusetts State,
              Industrial Financing
              Agency Revenue, Series
              1994, Prerefunded
              11/15/03 @ 102,
              7.100% 11/15/18........  Aaa       AAA       1,743
                                                        --------
            MICHIGAN -- 3.7%
  1,000     Detroit, Michigan, GO,
              Series 1995A,
              5.600% 05/01/01........  NR        BBB+      1,002
  1,000     Kent County, Michigan,
              Airport Facilities
              Revenue, (Kent County
              International Airport
              Project) Series 1995,
              AMT, Prerefunded
              01/01/05 @ 102,
              6.100% 01/01/25........  Aaa       AAA       1,097
  1,000     Michigan State, Hospital
              Finance Authority,
              Revenue, (Ascension
              Health Credit Project)
              Series 1999B, Mandatory
              Put 11/15/05 @ 100,
              5.200% 11/15/33........  VMG1      AA        1,022
  1,800     Michigan State, Hospital
              Finance Authority,
              Revenue, Mandatory Put
              11/15/06 @ 100,
              5.300% 11/15/33........  VMG1      AA        1,847
                                                        --------
                                                           4,968
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MISSOURI -- 0.8%
 $1,000     Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority, PCR
              Refunding, (Associated
              Electrical
              Cooperation -- Thomas
              Hill Project) Series
              1996,
              5.750% 12/01/02........  A1        AA     $  1,039
                                                        --------
            NEW JERSEY -- 1.5%
  1,985     New Jersey, Financing
              Authority, Health Care
              Facilities Revenue,
              (Riverwood Center Inc.
              Project) Series 1991A,
              (FSA Insured),
              Prerefunded 07/01/01 @
              102,
              9.900% 07/01/21........  Aaa       AAA       2,057
                                                        --------
            NORTH CAROLINA -- 8.9%
  1,000     Durham, North Carolina,
              GO Refunding, Series
              1992,
              5.700% 02/01/05........  Aaa       AAA       1,031
  1,725     North Carolina State,
              Medical Care Commission
              Hospital Revenue,
              (Gaston Health Care
              Project) Series 1998,
              4.300% 02/15/03........  A1        A+        1,739
  1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.300% 08/15/02........  Baa1      NR          994
  1,560     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.300% 08/15/03........  Baa1      NR        1,537
  1,630     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.400% 08/15/04........  Baa1      NR        1,591

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $5,000     Wake County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue Refunding,
              (Carolina Power and
              Light Project) Series
              1994A,
              3.500% 05/01/24........  Aaa       AAA    $  5,001
                                                        --------
                                                          11,893
                                                        --------
            OHIO -- 6.0%
  2,015     Akron/Bath/Copley, Ohio,
              Joint Township Hospital
              District, Revenue,
              (Summa Health Systems
              Project) Series 1993A,
              5.750% 11/15/08........  Baa1      NR        1,966
  2,500     Dayton, Ohio, Special
              Facilities Revenue
              Refunding, Series 1993,
              6.050% 10/01/09........  NR        BBB       2,509
  3,445     Ohio, Housing Financing
              Agency, Mortgage
              Revenue, Series 2000D,
              AMT, (GNMA COLL),
              4.800% 09/01/02........  Aaa       NR        3,500
                                                        --------
                                                           7,975
                                                        --------
            OKLAHOMA -- 3.4%
  2,000     Oklahoma, Housing
              Development Authority,
              Revenue, Series 2000A,
              (FHLMC COLL),
              5.100% 11/01/05........  Aa3       NR        2,070
  2,385     Tulsa County, Oklahoma,
              Independent School
              District Number 001,
              GO, Series 2000A,
              5.000% 03/01/03........  Aa2       AA        2,454
                                                        --------
                                                           4,524
                                                        --------
            PENNSYLVANIA -- 7.2%
  1,500     Allegheny County,
              Pennsylvania, GO,
              Series 1987C-34,
              (MBIA-IBC Insured),
              8.500% 02/15/02........  Aaa       AAA       1,568
  1,805     Delaware County,
              Pennsylvania Authority,
              Health Care Revenue,
              Series 1993B,
              Prerefunded 11/15/05 @
              100,
              6.000% 11/15/07........  Aaa       NR        1,943

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $1,560     Greene County,
              Pennsylvania,
              Industrial Development
              Authority, Revenue,
              (Monongahela Power
              Company Project) Series
              1998B,
              4.350% 02/01/02........  A2        A      $  1,570
  2,200     Greene County,
              Pennsylvania,
              Industrial Development
              Authority, Revenue,
              (Potomac Edison Company
              Project) Series 1998B,
              4.350% 02/01/02........  Aaa       AAA       2,220
  2,200     Washington County,
              Pennsylvania,
              Industrial Development
              Authority, PCR, (West
              Pennsylvania Power
              Company Project) Series
              1993F, (MBIA-IBC
              Insured),
              4.950% 03/01/03........  Aaa       AAA       2,260
                                                        --------
                                                           9,561
                                                        --------
            SOUTH CAROLINA -- 9.3%
  1,950     Aiken County, South
              Carolina, Construction
              School District, GO,
              Series 2000, (SCSDE),
              5.000% 04/01/02........  Aa1       AA+       1,987
  1,950     Aiken County, South
              Carolina, Construction
              School District, GO,
              Series 2000, (SCSDE),
              5.125% 04/01/03........  Aa1       AA+       2,014
  1,000     Berkeley County, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1991, (MBIA
              Insured), Prerefunded
              06/01/01 @ 102,
              7.000% 06/01/16........  Aaa       AAA       1,026
  1,370     Greenville, South
              Carolina, Hospital
              System Authority,
              Hospital Facilities
              Revenue Refunding,
              Series 1993C,
              5.250% 05/01/03........  Aa3       AA        1,412
  2,965     Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992C,
              5.875% 11/01/02........  Baa1      BBB+      3,048

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              5.750% 12/15/01........  Baa2      BBB    $  1,001
  1,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              6.125% 12/15/02........  Baa2      BBB       1,007
  1,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              6.300% 12/15/03........  Baa2      BBB       1,012
                                                        --------
                                                          12,507
                                                        --------
            TENNESSEE -- 3.8%
    910     Knoxville, Tennessee,
              Water Revenue Refunding
              and Improvement, Series
              1993,
              4.900% 04/01/07........  Aa3       AA          918
  2,100     McMinn County, Tennessee,
              Industrial Development
              Board, PCR Refunding,
              (Bowater Inc. Project)
              Series 1991,
              6.850% 04/01/01........  Baa3      BBB       2,100
  1,000     Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue, (Federal
              Express Corporation
              Project) Series 1984,
              7.875% 09/01/09........  Baa2      BBB       1,041
  1,000     Tennessee State, Housing
              Development Agency
              Mortgage Finance
              Authority, Revenue,
              Series 1993A,
              5.200% 01/01/02........  A1        AA        1,012
                                                        --------
                                                           5,071
                                                        --------
            TEXAS -- 12.3%
  2,000     Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Utilities
              Electric Company
              Project) Series 1999A,
              AMT, Mandatory Put
              04/01/03 @ 100,
              4.800% 04/01/33........  A3        BBB+      2,000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $  935     Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior Lien,
              Series 1994A-2, AMT,
              (GTD STD LNS),
              5.850% 06/01/01........  Aaa       NR     $    939
  1,000     Carroll, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              3.450% 08/15/32........  VMG1      A-1+      1,000
  1,000     Central Texas, Higher
              Education Authority,
              Revenue Refunding,
              Series 1993, AMT, (GTD
              STD LNS),
              5.200% 12/01/04........  Aaa       NR        1,044
  1,000     Clear Creek, Texas,
              Independent School
              District, GO Refunding,
              Series 1998, (PSF-GTD),
              3.730%+ 02/15/03.......  Aaa       AAA         933
  2,500     Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000A, AMT,
              Mandatory Put 11/01/03
              @ 100,
              5.950% 05/01/29........  Baa1      BBB-      2,544
  2,115     Red River Authority,
              Texas, PCR Refunding,
              (Hoechst Celanese
              Corporation Project)
              Series 1994,
              5.200% 05/01/07........  Baa2      BBB       2,126
  2,800     Richardson, Texas,
              Independent School
              District, GO Refunding,
              Series 1998, (PSF-GTD),
              5.000% 02/15/03........  Aaa       AAA       2,879
  1,000     Texas State, College
              Student Loan Authority,
              Revenue, Series 1995,
              AMT,
              5.100% 08/01/01........  Aa1       AA        1,006
  2,000     Texas State, College
              Student Loan Authority,
              Revenue, Series 1995,
              AMT,
              5.300% 08/01/03........  Aa1       AA        2,071
                                                        --------
                                                          16,542
                                                        --------
            UTAH -- 1.8%
  2,370     Jordan, Utah, School
              District, GO, Series
              1997, (SCH BD GTY),
              5.000% 06/15/02........  NR        AAA       2,420
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- 6.0%
 $2,260     Culpeper County,
              Virginia, GO, Series
              2000,
              4.650% 09/01/02........  MIG1      SP1+   $  2,261
  1,000     Norfolk, Virginia, GO,
              Series 1995,
              5.250% 06/01/01........  A1        AA        1,003
  3,350     Richmond, Virginia, GO,
              Series 2000, (FSA
              Insured),
              5.125% 01/15/04........  Aaa       AAA       3,496
  1,250     Virginia, Education Loan
              Authority, Guaranteed
              Student Loan Revenue,
              Series 1992G, AMT, (GTD
              STD LNS),
              6.625% 09/01/03........  Aaa       NR        1,303
                                                        --------
                                                           8,063
                                                        --------
            WASHINGTON -- 1.5%
  1,990     Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              (Nuclear Project Number
              1) Series 1991A,
              6.600% 07/01/04........  Aa1       AA-       2,043
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost: $126,894).......................    129,086
                                                        --------

 SHARES                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 1.9%
              (Cost: $2,484)
  2,484     Nations Municipal Reserves#...........   $  2,484
                                                     --------
            TOTAL INVESTMENTS
              (Cost $129,378*).............    98.6%  131,570
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................     1.4%
            Cash..................................   $      1
            Receivable for investment securities
              sold................................      2,305
            Receivable for Fund shares sold.......        127
            Interest receivable...................      2,017
            Investment advisory fee payable.......        (17)
            Administration fee payable............        (22)
            Shareholder servicing and distribution
              fees payable........................         (9)
            Distributions payable.................       (416)
            Payable for investment securities
              purchased...........................     (2,000)
            Accrued Trustees' fees and expenses...        (29)
            Accrued expenses and other
              liabilities.........................        (30)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................      1,927
                                                     --------
            NET ASSETS.....................   100.0% $133,497
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $     50
            Accumulated net realized loss on
              investments sold....................       (399)
            Net unrealized appreciation of
              investments.........................      2,192
            Paid-in capital.......................    131,654
                                                     --------
            NET ASSETS............................   $133,497
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($105,004,299 / 10,358,066 shares
              outstanding)........................     $10.14
                                                       ------
                                                       ------
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($23,613,051 / 2,329,046
              shares outstanding).................     $10.14
                                                       ------
                                                       ------
            Maximum sales charge..................      1.00%
            Maximum offering price per share......     $10.24
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($3,462,567 / 341,511 shares
              outstanding)........................     $10.14
                                                       ------
                                                       ------
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($1,417,277 / 139,807 shares
              outstanding)........................     $10.14
                                                       ------
                                                       ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $2,192 on investment securities was comprised of gross appreciation of $2,322 and gross depreciation of $130 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $129,378.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Short-Term Municipal Income Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            26.21%
   Hospital Revenue                                                       14.97%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.2%
            ALABAMA -- 2.2%
 $ 3,265    Alabama, Special Care
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series
              1999A, (MBIA Insured,
              Escrowed to
              Maturity),
              4.625% 11/01/10......  Aaa       NR     $    3,340
   2,500    Birmingham, Alabama,
              Industrial Water
              Board, Industrial
              Water Supply Revenue,
              Series 1978,
              6.000% 07/01/07......  NR        AAA         2,793
   2,500    Birmingham, Alabama,
              Revenue, (Baptist
              Medical Center of
              Birmingham Project)
              Series 1993A, (MBIA
              Insured),
              5.500% 08/15/05......  Aaa       AAA         2,622
   9,240    Courtland, Alabama,
              Industrial
              Development Board,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1992, AMT,
              7.000% 06/01/22......  Baa1      BBB+        9,552
   5,750    Courtland, Alabama,
              Industrial
              Development Board,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1993A, AMT,
              6.375% 03/01/29......  Baa1      BBB+        5,785
   3,000    Prichard, Alabama,
              Waterworks and Sewer
              Board, Water and
              Sewer Revenue
              Refunding, Series
              1994, (AMBAC
              Insured),
              5.650% 11/15/04......  Aaa       AAA         3,215
                                                      ----------
                                                          27,307
                                                      ----------
            ALASKA -- 1.4%
   3,000    Alaska State, Housing
              Finance Corporation,
              Revenue, Series
              1995A, (MBIA
              Insured),
              5.400% 06/01/08......  Aaa       AAA         3,175

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            ALASKA -- (CONTINUED)
 $ 3,345    Alaska, Industrial
              Development and
              Export Authority,
              Revenue Refunding,
              Series 1998A, AMT,
              (MBIA Insured),
              5.250% 04/01/12......  Aaa       AAA    $    3,466
   3,280    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1995A, AMT, (AMBAC
              Insured),
              5.250% 07/01/03++....  Aaa       AAA         3,380
   3,000    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1997A, AMT, (AMBAC
              Insured),
              5.150% 07/01/05......  Aaa       AAA         3,125
   1,250    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1997A, AMT, (AMBAC
              Insured),
              5.200% 07/01/06......  Aaa       AAA         1,304
   2,000    Anchorage, Alaska, GO,
              Series 1996A, (AMBAC
              Insured),
              5.100% 08/01/07......  Aaa       AAA         2,103
                                                      ----------
                                                          16,553
                                                      ----------
            ARIZONA -- 0.6%
     725    Maricopa County,
              Arizona, Unified High
              School District
              Number 210, GO,
              Series 1993F,
              Prerefunded 07/01/03
              @ 101,
              5.450% 07/01/08......  Aa        AA            764
   3,000    Mesa, Arizona, GO
              Refunding, (MBIA
              Insured),
              5.000% 07/01/03......  Aaa       AAA         3,106
   2,125    Pima County, Arizona,
              Unified School
              District, GO, Series
              1995G, (MBIA
              Insured),
              7.300% 07/01/05......  Aaa       AAA         2,424
   1,500    Salt River, Arizona,
              Agricultral
              Improvement and Power
              District, Electric
              Systems Revenue
              Refunding, (Salt
              River Project) Series
              1993B,
              5.050% 01/01/06......  Aa2       AA          1,581
                                                      ----------
                                                           7,875
                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            ARKANSAS -- 1.5%
 $10,000    Arkansas State, GO,
              Series 2000A,
              5.500% 08/01/11......  Aa2       AA     $   10,907
   7,000    Hot Springs, Arkansas,
              IDR Refunding,
              (Willamette
              Industries Project)
              Series 1991,
              6.650% 12/01/02......  NR        A-          7,305
                                                      ----------
                                                          18,212
                                                      ----------
            CALIFORNIA -- 0.5%
   2,000    California State, GO,
              Series 1990,
              7.000% 08/01/04......  Aa2       AA          2,216
   3,265    California State, GO,
              Series 2000,
              5.000% 12/01/16......  Aa2       AA          3,307
                                                      ----------
                                                           5,523
                                                      ----------
            COLORADO -- 0.8%
  10,000    Colorado, E-470 Public
              Highway Authority,
              Revenue, Series
              1997B, (MBIA
              Insured),
              4.780%+ 09/01/12.....  Aaa       AAA         5,831
   3,075    Denver City and County,
              Colorado, Airport
              Revenue Refunding,
              Series 2000A, AMT,
              (AMBAC Insured),
              6.000% 11/15/15......  Aaa       AAA         3,337
                                                      ----------
                                                           9,168
                                                      ----------
            CONNECTICUT -- 0.7%
   1,500    Connecticut State, GO
              Refunding, Series
              1998B,
              5.375% 08/15/03......  Aa2       AA          1,570
   6,465    Connecticut State,
              Housing Finance
              Authority, Revenue,
              (Housing Mortgage
              Finance Program)
              Series 1997D-2, AMT,
              5.600% 11/15/21......  Aa2       AA          6,560
                                                      ----------
                                                           8,130
                                                      ----------
            DELAWARE -- 0.1%
   1,000    Delaware State, GO
              Refunding,
              Series 1991A,
              6.100% 08/15/03......  Aaa       AAA         1,030
                                                      ----------

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            DISTRICT OF COLUMBIA -- 0.9%
 $ 1,000    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series
              1997A, (MBIA
              Insured),
              6.000% 08/15/06......  Aaa       AAA    $    1,106
   1,350    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series
              1997A, (MBIA
              Insured),
              6.000% 08/15/07......  Aaa       AAA         1,505
   3,050    District of Columbia,
              Revenue, (Georgetown
              University Project)
              Series 1988C, (MBIA
              Insured),
              5.050% 04/01/11......  Aaa       AAA         3,163
   4,000    District of Columbia,
              Revenue, (The
              Smithsonian Institute
              Project) Series 1997,
              5.000% 02/01/17......  Aaa       AAA         3,961
   1,500    Metropolitan
              Washington, District
              of Columbia, Airport
              Revenue, Series
              1994A, AMT, (MBIA
              Insured),
              5.600% 10/01/06++....  Aaa       AAA         1,601
                                                      ----------
                                                          11,336
                                                      ----------
            FLORIDA -- 8.3%
   5,000    Broward County,
              Florida, School
              District, GO
              Refunding, Series
              1992,
              6.000% 02/15/04......  A1        AA-         5,200
   3,500    Broward County,
              Florida, School
              District, GO
              Refunding, Series
              1993,
              5.100% 02/15/02......  A1        AA-         3,559
   5,000    Dade County, Florida,
              School District, GO,
              Series 1995, (MBIA
              Insured),
              5.500% 08/01/04......  Aaa       AAA         5,304
   1,000    Deerfield Beach,
              Florida, Water and
              Sewer Revenue
              Refunding, Series
              1992, (FGIC Insured),
              6.125% 10/01/03......  Aaa       AAA         1,045

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 2,700    Duval County, Florida,
              Housing Finance
              Authority,
              Multi-Family Housing
              Revenue Refunding,
              (United Dominion
              Realty Trust-
              Greentree Place
              Project) Series 1995,
              Mandatory Put
              04/01/09 @ 100,
              6.750% 04/01/25......  NR        BBB+   $    2,836
   4,560    Duval County, Florida,
              Housing Finance
              Authority,
              Multi-Family Mortgage
              Revenue Refunding,
              (The Cove Project)
              Series 1992,
              6.100% 10/01/02......  NR        AAA         4,640
   4,760    Escambia County,
              Florida, Housing
              Finance Authority,
              Single-Family
              Mortgage, Revenue,
              Series 1999, AMT,
              (FNMA/GNMA COLL),
              4.500% 10/01/09......  Aaa       NR          4,804
   3,035    Florida State, Board of
              Education, Capital
              Outlay GO, Series
              1995A,
              5.400% 01/01/06......  Aa2       AA+         3,232
   5,575    Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.500% 06/01/06......  Aa2       AA+         6,021
   4,000    Florida State, Division
              of Bond Financing,
              Department of General
              Services, Revenue,
              (Department of
              Natural
             Resoruces-Preservation
              2000 Project) Series
              1995A, (AMBAC
              Insured),
              5.500% 07/01/06......  Aaa       AAA         4,302
   1,000    Florida State,
              Jacksonville
              Transportation GO
              Refunding, Senior
              Lien, Series 1997,
              5.000% 07/01/19......  Aa        AA+           994
   7,440    Florida, Housing
              Finance Agency,
              Multi-Family Housing
              Revenue Refunding,
              (Altamonte Project)
              Series 1994C,
              Mandatory Put
              12/01/03 @ 100,
              7.000% 12/01/24......  NR        BBB+        7,794

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 2,000    Florida, Housing
              Finance Agency,
              Multi-Family Housing
              Revenue Refunding,
              (United Dominion
              Realty Trust-Andover
              Project) Series
              1996E, AMT, Mandatory
              Put 05/01/08 @ 100,
              6.350% 05/01/26......  NR        BBB+   $    2,080
   4,000    Jacksonville, Florida,
              Electric Authority,
              Revenue Refunding,
              (St. John River-Issue
              2 Project) Series
              1993-10,
              6.500% 10/01/03......  Aa2       AA          4,261
   5,900    Jacksonville, Florida,
              Electric Authority,
              Revenue Refunding,
              (St. John River
              Project) Issue 2,
              Series 1993-10,
              5.000% 10/01/04......  Aa2       AA          6,104
   2,500    Lakeland, Florida,
              Electrical and Water
              Revenue, Series 1996,
              Prerefunded 10/01/06
              @ 102,
              5.500% 10/01/26......  NR        AAA         2,763
   2,000    Lee County, Florida,
              Water and Sewer
              Revenue, Series
              1999A, (AMBAC
              Insured),
              4.750% 10/01/19......  Aaa       AAA         1,931
   1,000    Manatee County,
              Florida, Public
              Utilities Revenue
              Refunding, Series
              1991B, (MBIA
              Insured),
              6.400% 10/01/03......  Aaa       AAA         1,036
   2,080    Nassau County, Florida,
              PCR Refunding, (ITT
              Rayonier, Inc.
              Project) Series 1992,
              5.700% 06/01/01......  Baa2      BBB-        2,086
   4,075    North Broward, Florida,
              Hospital District
              Revenue Refunding,
              Series 1997,
              5.250% 01/15/11......  Aaa       AAA         4,299
   2,000    Orange County, Florida,
              Public Facilities
              Revenue, Series
              1994A, (AMBAC
              Insured),
              5.450% 10/01/05......  Aaa       AAA         2,147

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 3,060    Orlando and Orange
              County, Florida,
              Expressway Authority,
              Revenue Refunding,
              Senior Lien, Series
              1993, (AMBAC
              Insured),
              5.375% 07/01/08......  Aaa       AAA    $    3,204
   4,000    Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1992,
              5.600% 10/01/03......  Aa1       AA          4,210
   1,000    Palm Beach County,
              Florida, Criminal
              Justice Facilities
              Revenue, Series 1994,
              (FGIC Insured),
              5.850% 06/01/07......  Aaa       AAA         1,075
   7,685    Palm Beach County,
              Florida, Health
              Facilities Authority
              Revenue, (Good
              Samaritian Project)
              Series 1993,
              (MBIA-IBC Insured),
              Prerefunded 10/01/05
              @ 100,
              6.300% 10/01/22......  Aaa       AAA         8,317
   5,000    Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series
              1998A-1, (MBIA
              Insured),
              5.500% 11/15/13......  Aaa       AAA         5,392
   4,000    Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series
              1998A-1, (MBIA
              Insured),
              5.500% 11/15/14......  Aaa       AAA         4,294
                                                      ----------
                                                         102,930
                                                      ----------
            GEORGIA -- 1.6%
   3,850    Atlanta, Georgia, Urban
              Residential Finance
              Authority, College
              Facilities Revenue,
              (Morris Brown College
              Project) Series 1991,
              Prerefunded 12/01/01
              @ 103,
              9.500% 12/01/11......  Aaa       NR          4,121

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 3,000    Cartersville, Georgia,
              Development
              Authority, Sewer
              Facilities Revenue
              Refunding, (Anheuser-
              Busch Companies, Inc.
              Project) Series 1997,
              AMT,
              5.625% 05/01/09......  A1        A+     $    3,208
   5,000    Fulton and DeKalb
              Counties, Georgia,
              Hospital Authority,
              GO Refunding
              Certificates, (Grady
              Memorial Hospital
              Project) Series 1993,
              (MBIA Insured),
              5.250% 01/01/04......  Aaa       AAA         5,209
   1,105    Fulton County, Georgia,
              Development
              Authority, Revenue,
              (Clark Atlanta
              University Project)
              Series 1995, (CONNIE
              LEE Insured),
              5.100% 01/01/05......  Baa3      AAA         1,159
   1,000    Georgia State, GO,
              Series 1991C,
              6.500% 04/01/04......  Aaa       AAA         1,084
   4,400    Georgia State, GO,
              Series 1997C,
              6.250% 08/01/09......  Aaa       AAA         5,065
                                                      ----------
                                                          19,846
                                                      ----------
            HAWAII -- 0.8%
   6,000    Hawaii State, GO,
              Series 1997CN, (FGIC
              Insured),
              6.250% 03/01/04......  Aaa       AAA         6,430
   2,500    Honolulu City and
              County, Hawaii, GO
              Refunding, Series
              1990A,
              7.350% 07/01/07......  Aa3       AA-         2,951
                                                      ----------
                                                           9,381
                                                      ----------
            ILLINOIS -- 9.1%
   2,370    Chicago, Illinois,
              Board of Education
              GO, Series 1997,
              (AMBAC Insured),
              5.250% 12/01/05......  Aaa       AAA         2,518
   2,500    Chicago, Illinois, Gas
              Supply Revenue,
              (Peoples Gas Light
              and Coke Project)
              Series 1985A,
              6.875% 03/01/15......  Aa3       AA-         2,616
   5,650    Chicago, Illinois, GO
              Refunding, Series
              1999, (FGIC Insured),
              5.000% 01/01/15......  Aaa       AAA         5,693

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 7,105    Chicago, Illinois, GO
              Refunding, Series
              1999, (FGIC Insured),
              5.250% 01/01/18......  Aaa       AAA    $    7,395
   3,750    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Greater Chicago
              Capital Improvement
              GO, Series 1993,
              5.000% 12/01/02......  Aa1       AA          3,851
   2,165    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Greater Chicago
              Capital Improvement
              GO, Series 1995,
              5.750% 12/01/01......  Aa1       AA          2,202
   2,000    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Greater Chicago
              Working Cash Fund GO,
              Series 1995,
              5.750% 12/01/01......  Aa1       AA          2,034
  10,200    Chicago, Illinois, Park
              District, GO, Series
              1995,
              6.600% 11/15/14......  Aa3       AA         11,451
   2,000    Chicago, Illinois,
              School Finance
              Authority, GO, Series
              1994A, (MBIA
              Insured),
              4.800% 06/01/04......  Aaa       AAA         2,066
   1,160    Chicago, Illinois,
              School Finance
              Authority, GO, Series
              1994A, (MBIA
              Insured),
              4.900% 06/01/05......  Aaa       AAA         1,208
   2,000    Chicago, Illinois,
              Water Revenue
              Refunding, Series
              1992, (AMBAC
              Insured),
              5.600% 11/01/04......  Aaa       AAA         2,097
   4,000    Chicago, Illinois,
              Water Revenue, Series
              1992, (AMBAC
              Insured),
              5.400% 11/01/02......  Aaa       AAA         4,124
   2,000    Cook County, Illinois,
              Community College
              District Number 508,
              Certificates of
              Participation, Series
              1990, (FGIC Insured),
              8.750% 01/01/07......  Aaa       AAA         2,470

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 3,000    Cook County, Illinois,
              GO, Series 1996,
              (FGIC Insured),
              5.100% 11/15/03......  Aaa       AAA    $    3,121
   1,145    Du Page County,
              Illinois, School
              District, GO, Series
              1997, (FGIC Insured),
              6.750% 02/01/11......  Aaa       NR          1,349
   4,000    Illinois State, GO,
              Series 1994,
              5.500% 08/01/03......  Aa2       AA          4,179
   3,000    Illinois State, GO,
              Series 1994, (MBIA
              Insured),
              5.500% 08/01/04......  Aaa       AAA         3,178
   6,850    Illinois State, GO,
              Series 2000,
              5.750% 06/01/15......  Aaa       AAA         7,412
  12,500    Illinois State, Sales
              Tax Revenue
              Refunding, Series
              1993S,
              6.000% 06/15/03......  Aa2       AAA        13,171
   4,000    Illinois State, Sales
              Tax Revenue, Series
              1994,
              5.625% 06/15/02......  Aa2       AAA         4,112
   7,560    Illinois Student
              Assistance
              Commission, Student
              Loan Revenue, Series
              1999RR, AMT, (GTD STD
              LNS),
              4.250% 09/01/06......  Aaa       NR          7,585
   1,000    Illinois, Health
              Facilities Authority,
              Revenue Refunding,
              (Lutheran General
              Health Systems
              Project) Series
              1993C,
              5.250% 04/01/02......  A1        A+          1,013
   6,320    Illinois, Health
              Facilities Authority,
              Revenue, (Highland
              Park Hospital
              Project) Series
              1991B, (FGIC
              Insured),
              5.900% 10/01/12......  Aaa       AAA         6,869
   2,400    Illinois, Metropolitan
              Pier and Exposition
              Authority, Revenue,
              Series 1992, (MBIA-
              IBC Insured),
              6.500% 06/01/05......  Aaa       AAA         2,646
   1,580    Illinois, Metropolitan
              Pier and Exposition
              Authority, Revenue,
              Series 1996A, (AMBAC
              Insured),
              6.000% 12/15/06......  Aaa       AAA         1,748

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,050    Lansing, Illinois,
              Sales Tax Increment
              Revenue Refunding,
              (Landings
              Redevelopment
              Project) Series 1992,
              6.500% 12/01/02......  NR        BBB    $    1,088
   1,000    Regional Transportation
              Authority of
              Illinois, Revenue,
              Series 1991A, (FGIC
              Insured), Prerefunded
              11/01/01 @ 102,
              6.350% 11/01/04......  Aaa       AAA         1,038
   3,300    Regional Transportation
              Authority of
              Illinois, Revenue,
              Series 1994A, (AMBAC
              Insured),
              5.800% 06/01/05......  Aaa       AAA         3,561
                                                      ----------
                                                         111,795
                                                      ----------
            INDIANA -- 1.7%
   6,000    Indiana State,
              Development Finance
              Authority, PCR
              Refunding, (Southern
              Indiana Gas and
              Electric Project)
              Series 1998C, AMT,
              Mandatory Put
              03/01/06 @ 100,
              5.000% 03/01/30......  VMG1      A-          6,023
   1,040    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue Refunding,
              (Methodist Hospital
              of Indiana, Inc.
              Project) Series 1992,
              6.500% 09/15/02......  A2        NR          1,075
   4,390    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Clarian
              Health Partners, Inc.
              Project) Series
              1996A,
              5.000% 02/15/04......  Aa3       AA          4,508
   2,880    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Methodist
              Hospital of Indiana,
              Inc. Project) Series
              1992A, (Escrowed to
              Maturity),
              5.750% 09/01/15......  NR        AA-         3,194
   3,000    Indiana, Municipal
              Power Agency, Power
              Supply Systems
              Revenue Refunding,
              Series 1993B, (MBIA
              Insured),
              5.375% 01/01/03......  Aaa       AAA         3,096

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 2,500    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue, (Federal
              Express Corporation
              Project) Series 1994,
              AMT,
              7.100% 01/15/17......  Baa2      BBB    $    2,656
                                                      ----------
                                                          20,552
                                                      ----------
            IOWA -- 1.7%
   9,650    Iowa, Student Loan
              Liquidity
              Corporation, Student
              Loan Revenue
              Refunding, Series
              1998J, AMT, (AMBAC
              Insured),
              4.800% 06/01/09......  Aaa       AAA         9,819
  10,000    Iowa, Student Loan
              Liquidity
              Corporation, Student
              Loan Revenue, (Iowa
              College Student Aid
              Project) Series
              1997B, AMT,
              4.900% 12/01/05......  Aaa       NR         10,371
                                                      ----------
                                                          20,190
                                                      ----------
            KANSAS -- 1.4%
   5,000    Kansas State,
              Department of
              Transportation,
              Highway Revenue,
              Series 1992,
              7.250% 03/01/05......  Aa2       AA+         5,632
   5,000    Kansas State,
              Development Finance
              Authority, Revenue,
              (Board of
             Regents-Rehabilitation
              Project) Series
              1997G-2, (AMBAC
              Insured),
              5.500% 10/01/06......  Aaa       AAA         5,416
   4,500    Kansas State,
              Development Finance
              Authority, Revenue,
              Series 1998A,
              4.800% 06/01/13......  NR        A-          4,556
   2,175    Labette County, Kansas,
              Single-Family
              Mortgage Revenue,
              Zero Coupon Capital
              Accumulator Bonds,
              Series 1982,
              (Escrowed to
              Maturity),
              4.880%+ 12/01/14.....  Aaa       A-          1,125
                                                      ----------
                                                          16,729
                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            MARYLAND -- 1.2%
 $ 1,500    Baltimore, Maryland,
              Port Facilities
              Revenue, (E.I. duPont
              de Nemours Project)
              Series 1985,
              6.500% 12/01/10......  Aa3       AA-    $    1,592
   4,890    Maryland State, GO
              Refunding, Series
              1991-3,
              6.250% 07/15/02......  Aaa       AAA         4,932
   3,500    Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding, Series
              1993, (FSA Insured),
              5.200% 06/15/06......  Aaa       AAA         3,671
   2,000    Washington County,
              Maryland, Suburban
              Sanitation District
              Authority, General
              Construction GO
              Refunding, Series
              1993,
              5.000% 06/01/04......  Aaa       AAA         2,092
   2,500    Washington County,
              Maryland, Suburban
              Sanitation District
              Authority, Water
              Supply GO Refunding,
              Series 1993,
              4.900% 12/01/05++....  Aaa       AAA         2,629
                                                      ----------
                                                          14,916
                                                      ----------
            MASSACHUSETTS -- 3.8%
   1,000    Massachusetts State, GO
              Refunding, Series
              1993B,
              5.000% 11/01/01......  Aa2       AA-         1,011
   5,000    Massachusetts State, GO
              Refunding, Series
              1993C,
              5.000% 08/01/07......  Aa2       AA-         5,211
  11,840    Massachusetts State, GO
              Refunding, Series
              1993C, (AMBAC
              Insured),
              4.950% 08/01/05......  Aaa       AAA        12,402
   4,000    Massachusetts State, GO
              Refunding, Series
              1996A,
              5.000% 11/01/09......  Aa2       AA-         4,206
   1,000    Massachusetts State,
              Industrial Financing
              Agency, Revenue,
              (Babson College Issue
              Project) Series
              1998A, (MBIA
              Insured),
              5.000% 10/01/18......  Aaa       AAA           998

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            MASSACHUSETTS -- (CONTINUED)
 $ 6,000    Massachusetts State,
              Water Resources
              Authority, General
              Revenue Refunding,
              Series 1993B,
              5.125% 03/01/04......  Aa3       AA     $    6,251
   4,175    Massachusetts,
              Educational Financing
              Authority,
              Educational Loan
              Revenue Refunding,
              Series 1999A, AMT,
              (AMBAC Insured),
              4.750% 07/01/11......  Aaa       AAA         4,214
   3,745    Massachusetts,
              Educational Financing
              Authority,
              Educational Revenue,
              Series 1998C, AMT,
              (MBIA Insured),
              4.600% 12/01/08......  Aaa       AAA         3,810
   3,325    Massachusetts,
              Educational Financing
              Authority,
              Educational Revenue,
              Series 1998C, AMT,
              (MBIA Insured),
              4.700% 12/01/09......  Aaa       AAA         3,389
   2,000    Massachusetts,
              University of Lowell
              Building Authority,
              Revenue, Series
              1995A, (AMBAC
              Insured),
              5.700% 11/01/09......  Aaa       AAA         2,161
   2,000    New England Education
              Loan Marketing
              Company of
              Massachusetts,
              Student Loan Revenue
              Refunding, Series
              1993A, AMT,
              5.700% 07/01/05......  Aa2       AA          2,118
                                                      ----------
                                                          45,771
                                                      ----------
            MICHIGAN -- 2.5%
   7,500    Detroit, Michigan,
              Convention
              Facilities, Revenue
              Refunding, (Cobo Hall
              Expansion Project)
              Series 1993, (FSA
              Insured),
              5.100% 09/30/04++....  Aaa       AAA         7,869
   2,000    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              7.000% 04/01/04......  Baa1      A-          2,164

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 7,000    Michigan State,
              Hospital Finance
              Authority, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999B,
              Mandatory Put
              11/05/04 @ 100,
              5.050% 11/15/33......  VMG1      AA     $    7,111
   4,000    Michigan State,
              Hospital Finance
              Authority, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999B,
              Mandatory Put
              11/15/05 @ 100,
              5.200% 11/15/33......  VMG1      AA          4,087
   5,000    Michigan State,
              Hospital Financing
              Authority, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999A,
              5.750% 11/15/18......  Aaa       AAA         5,221
   3,195    Royal Oak, Michigan,
              Hospital Financing
              Authority, Hospital
              Revenue, (William
              Beaumont Hospital
              Project) Series 1997,
              4.910%+ 11/15/07.....  Aa3       AA          2,317
   2,000    Royal Oak, Michigan,
              Hospital Financing
              Authority, Hospital
              Revenue, (William
              Beaumont Hospital
              Project) Series
              1997K,
              4.790%+ 11/15/06.....  Aa3       AA          1,532
                                                      ----------
                                                          30,301
                                                      ----------
            MINNESOTA -- 1.2%
   5,000    Minnesota State, GO,
              Series 1994,
              Prerefunded 10/01/04
              @ 100,
              5.600% 10/01/05......  Aaa       AAA         5,342
   2,150    Southern Minnesota
              Municipal Power
              Agency, Power Supply
              Systems Revenue,
              Refunded Balance,
              Series 1992B,
              5.800% 01/01/07......  Aaa       AAA         2,259
   3,850    Southern Minnesota
              Municipal Power
              Agency, Power Supply
              Systems Revenue,
              Unrefunded Balance,
              Series 1992B,
              5.800% 01/01/07......  A2        A+          4,031

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            MINNESOTA -- (CONTINUED)
 $ 3,200    St. Paul, Minnesota,
              Sewer Revenue
              Refunding, Series
              1993, (AMBAC
              Insured),
              5.100% 12/01/01......  Aaa       AAA    $    3,242
                                                      ----------
                                                          14,874
                                                      ----------
            MISSISSIPPI -- 1.1%
   3,000    Adams County,
              Mississippi, PCR,
              (International Paper
              Company Project)
              Series 1994A,
              5.500% 12/01/05......  Baa1      BBB+        3,077
   7,000    Mississippi State, GO
              Refunding, Series
              2000,
              5.000% 12/01/08......  Aa3       AA          7,425
   2,370    Mississippi, Higher
              Education Authority,
              Revenue, Series
              1992C, AMT, (GTD STD
              LNS),
              6.400% 01/01/03......  NR        A           2,450
                                                      ----------
                                                          12,952
                                                      ----------
            MISSOURI -- 1.5%
   4,000    Kansas City, Missouri,
              Industrial
              Development
              Authority, IDR,
              (Owens-Illinois, Inc.
              - Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.900% 12/31/08......  Baa2      NR          3,762
   1,590    Kansas City, Missouri,
              Water Revenue, Series
              1994,
              5.900% 12/01/05......  Aa3       AA          1,712
   1,500    Missouri State, Board
              of Public Buildings,
              Revenue Refunding,
              Series 1991,
              5.900% 12/01/01......  Aa2       AA          1,527
   2,980    Missouri State,
              Environmental
              Improvement and
              Energy Resource
              Authority, PCR
              Refunding,
              (Associated
              Electrical
              Cooperation - Thomas
              Hill Project ) Series
              1996,
              5.500% 12/01/05......  A1        AA          3,192
   2,000    Missouri State, Health
              and Educational
              Facilities Authority,
              Health Facilities
              Revenue, (BJC Health
              Systems Project)
              Series 1994A,
              5.900% 05/15/04......  Aa3       NR          2,137

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 2,805    Platte County,
              Missouri, Public
              Building Corporation,
              Leasehold Revenue,
              (Law Enforcement
              Center Project)
              Series 1996, (FSA
              Insured), Prerefunded
              03/01/02 @ 100,
              5.300% 09/01/02......  Aaa       AAA    $    2,858
   1,565    St. Louis, Missouri,
              Metropolitan Sewer
              District, Mississippi
              River Subdistrict GO
              Refunding, Series
              1991, (FGIC Insured),
              6.400% 02/15/02......  Aaa       AAA         1,569
   1,000    St. Louis, Missouri,
              School District, GO,
              Series 1991, (FGIC
              Insured), Prerefunded
              10/01/01 @ 102,
              6.500% 04/01/03......  Aaa       AAA         1,037
                                                      ----------
                                                          17,794
                                                      ----------
            MONTANA -- 0.3%
   4,475    Lewis and Clark County,
              Montana,
              Environmental
              Facilities Revenue,
              (Asarco, Inc.
              Project) Series 1998,
              AMT,
              5.850% 10/01/33......  B3        BB          3,409
                                                      ----------
            NEBRASKA -- 0.4%
   1,000    Lincoln, Nebraska,
              Electric Systems
              Revenue Refunding,
              Series 1993A,
              5.000% 09/01/06......  Aa2       AA          1,044
   3,500    Nebraska Public Power
              District, Power
              Supply Systems
              Revenue, Series 1993,
              5.300% 01/01/02......  Aaa       AAA         3,556
                                                      ----------
                                                           4,600
                                                      ----------
            NEVADA -- 1.5%
   1,000    Clark County, Nevada,
              GO Refunding, Series
              1991, (MBIA Insured),
              6.200% 10/01/03......  Aaa       AAA         1,024
   6,175    Clark County, Nevada,
              School District, GO
              Refunding, Series
              1993B, (FGIC
              Insured),
              5.375% 05/01/05......  Aaa       AAA         6,425

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            NEVADA -- (CONTINUED)
 $ 1,000    Clark County, Nevada,
              School District, GO,
              Series 1991A, (MBIA
              Insured),
              6.500% 06/01/02......  Aaa       AAA    $    1,015
   1,255    Nevada State, GO,
              Series 1995A,
              5.200% 11/01/08......  Aa2       AA          1,321
   6,570    Nevada State, GO,
              Series 1998A,
              5.250% 05/15/16......  Aa2       AA          6,699
   1,000    Nevada State, Municipal
              Board, GO, (Bank
              Project Number 28-31)
              Series 1989C,
              7.000% 01/01/03......  Aaa       AAA         1,013
   1,000    Nevada State, Municipal
              Board, GO, (Bank
              Project Number 38-39)
              Series 1992A,
              6.000% 07/01/01......  NR        AA          1,007
                                                      ----------
                                                          18,504
                                                      ----------
            NEW JERSEY -- 2.2%
   4,000    Bergen County, New
              Jersey, Utilities
              Authority, Water PCR,
              Series 1992B, (FGIC
              Insured),
              5.500% 12/15/02......  Aaa       AAA         4,148
   3,340    New Jersey State
              Housing and Mortgage
              Finance Agency,
              Revenue, (Home Buyer
              Project), Series
              1999, AMT,
              5.300% 04/01/08......  Aaa       AAA         3,533
   3,440    New Jersey State
              Housing and Mortgage
              Finance Agency,
              Revenue, (Home Buyer
              Project), Series
              1999, AMT,
              5.400% 04/01/09......  Aaa       AAA         3,667
   5,000    New Jersey State, GO
              Refunding, Series
              1992D,
              5.500% 02/15/04......  Aa1       AA+         5,271
  10,000    New Jersey State,
              Transportation Trust
              Fund Authority,
              Transportation
              Systems Revenue,
              Series 1997A,
              5.000% 06/15/14......  Aa2       AA         10,236
                                                      ----------
                                                          26,855
                                                      ----------
            NEW MEXICO -- 2.2%
   3,000    Bernalillo County, New
              Mexico, Gross
              Receipts Tax Revenue
              Refunding, Series
              1998,
              5.250% 04/01/27......  Aa3       AA          3,107

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            NEW MEXICO -- (CONTINUED)
 $ 9,500    Lordburg, New Mexico,
              PCR Refunding,
              (Phelps Dodge
              Corporation Project)
              Series 1993,
              6.500% 04/01/13......  Baa2      BBB    $    9,815
   4,000    New Mexico State, GO,
              Series 1995,
              5.250% 09/01/03......  Aa1       AA+         4,006
   6,000    New Mexico State,
              Highway Community Tax
              Revenue, Series
              2000A,
              6.000% 06/15/10......  Aa2       AA+         6,788
   1,270    New Mexico, Mortgage
              Finance Authority,
              Single-Family
              Mortgage Revenue,
              Series 1997C-2, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              5.950% 07/01/17......  Aaa       NR          1,321
   2,040    New Mexico, Mortgage
              Finance Authority,
              Single-Family
              Mortgage Revenue,
              Series 1997E-2, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              5.600% 07/01/17......  NR        AAA         2,081
                                                      ----------
                                                          27,118
                                                      ----------
            NEW YORK -- 3.1%
   3,000    New York City, New
              York, Municipal
              Assistance
              Corporation, Revenue,
              Series 1997J,
              5.750% 07/01/03......  Aa1       AA+         3,155
   2,500    New York State,
              Building Authority,
              General Revenue,
              Series 1997,
              5.000% 01/01/05......  Aa3       AA-         2,617
   5,000    New York State,
              Dormitory Authority,
              Revenue, (City
              University Project)
              Series 1993B,
              5.250% 07/01/06......  A3        AA-         5,305
   7,000    New York State,
              Dormitory Authority,
              State University
              Educational
              Facilities Revenue,
              Series 1993A,
              5.400% 05/15/04......  A3        AA-         7,382
   4,000    New York, New York,
              City Transitional
              Finance Authority,
              Revenue, Series
              1998B,
              4.600% 11/15/11......  Aa2       AA+         4,087

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $ 2,260    New York, New York, GO,
              Series 1993E, (MBIA-
              IBC Insured),
              Prerefunded 05/15/03
              @ 101.5,
              5.800% 05/15/05......  Aaa       AAA    $    2,408
   3,500    New York, New York, GO,
              Series 1997, (MBIA
              Insured),
              6.250% 04/15/07......  Aaa       AAA         3,937
   8,500    New York, New York, GO,
              Unrefunded Balance,
              Series 1995D,
              5.750% 02/15/07......  A2        A           9,102
                                                      ----------
                                                          37,993
                                                      ----------
            NORTH CAROLINA -- 3.0%
   4,300    Cary, North Carolina,
              Water and Public
              Improvement, GO,
              Series 2001,
              5.000% 03/01/13......  Aaa       AAA         4,488
   3,000    Charlotte, North
              Carolina, Airport
              Revenue, Series
              1999B, AMT, (MBIA
              Insured),
              6.000% 07/01/24......  Aaa       AAA         3,197
   2,000    Cumberland County,
              North Carolina, GO,
              Series 1998, (FGIC
              Insured),
              5.000% 03/01/17......  Aaa       AAA         2,024
   5,000    Mecklenburg County,
              North Carolina, GO
              Refunding, Series
              1992,
              5.750% 03/01/03......  Aaa       AAA         5,131
   3,000    Mecklenburg County,
              North Carolina,
              Public Improvement
              GO, Series 1992,
              Prerefunded 01/01/02
              @ 101,
              6.200% 01/01/04......  Aaa       AAA         3,097
   1,895    North Carolina, Housing
              Finance Agency,
              (Single-Family
              Program) Series
              1997RR, AMT, (FHA
              Insured),
              5.850% 09/01/28......  Aa2       AA          1,944
   4,000    North Carolina, Medical
              Care Commission,
              Health Care
              Facilities Revenue,
              (Carolina Medicorp,
              Inc. Project) Series
              1996,
              5.125% 05/01/16......  A1        AA-         3,985

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 3,135    North Carolina, Medical
              Care Commission,
              Health Care
              Facilities Revenue,
              (Pitt County Memorial
              Hospital Project)
              Series 1998A,
              4.400% 12/01/08......  Aa3       AA-    $    3,149
   3,000    North Carolina, Medical
              Care Commission,
              Hospital Revenue,
              (Pitt County Memorial
              Hospital Project)
              Series 1998B,
              5.000% 12/01/18......  Aa3       AA-         2,897
   5,000    North Carolina, Medical
              Care Community
              Hospital Revenue,
              (Duke University
              Hospital Project)
              Series 1996C,
              (MBIA-IBC Insured),
              5.250% 06/01/26......  Aaa       AAA         4,979
   1,200    Winston-Salem, North
              Carolina, Water and
              Sewer Systems Revenue
              Refunding, Series
              1997,
              4.600% 06/01/11......  Aa2       AA+         1,221
                                                      ----------
                                                          36,112
                                                      ----------
            OHIO -- 1.5%
   2,000    Akron/Bath/Copley,
              Ohio, Joint Township
              Hospital District,
              Revenue, (Summa
              Health Systems
              Project) Series
              1993A,
              5.750% 11/15/08......  Baa1      NR          1,952
   6,060    Montgomery County,
              Ohio, Hospital
              Revenue, (Kettering
              Medical Center
              Project) Series 1999,
              6.500% 04/01/13......  Baa1      BBB+        6,260
   5,000    Ohio State, Common
              Schools, GO, Series
              2001A,
              5.000% 06/15/12......  Aa1       AA+         5,225
   2,500    Ohio State, Public
              Facilities
              Commission, Revenue,
              (Higher Education
              Capital Facilities
              Project) Series
              1995A-II, (AMBAC
              Insured),
              5.200% 05/01/05......  Aaa       AAA         2,643

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 1,695    Ohio, Housing Finance
              Agency, Mortgage
              Revenue, (Residential
              Project) Series
              1998B-2, AMT, (GNMA
              COLL),
              4.800% 09/01/07......  Aaa       NR     $    1,737
                                                      ----------
                                                          17,817
                                                      ----------
            OKLAHOMA -- 0.7%
   4,670    Oklahoma City,
              Oklahoma, Airport
              Trust Revenue, Series
              2000B, AMT, (FSA
              Insured),
              5.375% 07/01/11......  Aaa       AAA         4,929
   5,000    Oklahoma, Development
              Finance Authority,
              Revenue Refunding,
              (Hillcrest Healthcare
              Center Inc. Project)
              Series 1999A,
              5.625% 08/15/19......  B2        B-          3,395
                                                      ----------
                                                           8,324
                                                      ----------
            OREGON -- 1.3%
   6,000    Multnomah County,
              Oregon, School
              District Number 1J -
              Portland, GO, Series
              1996,
              5.500% 06/01/05......  Aa3       A+          6,413
   4,300    Portland, Oregon, Sewer
              Systems Revenue,
              Series 1994A,
              5.450% 06/01/03......  A1        A+          4,480
   4,500    Washington County,
              Oregon, Sewer Revenue
              Refunding, Senior
              Lien, Series 1992A,
              (AMBAC Insured),
              5.300% 10/01/01......  Aaa       AAA         4,549
                                                      ----------
                                                          15,442
                                                      ----------
            PENNSYLVANIA -- 4.0%
   5,000    Allegheny County,
              Pennsylvania, Airport
              Revenue Refunding,
              (Pittsburgh
              International Airport
              Project) Series
              1997A-1, AMT, (MBIA
              Insured),
              5.750% 01/01/08......  Aaa       AAA         5,412
   3,075    Delaware County,
              Pennsylvania
              Authority, Health
              Care Revenue, Series
              1993B, Prerefunded
              11/15/05 @ 100,
              6.000% 11/15/07......  Aaa       NR          3,310

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 2,890    Erie, Pennsylvania,
              Water Authority,
              Water Revenue, Series
              1991, Prerefunded
              12/01/01 @ 100,
              7.125% 12/01/11......  Baa3      BBB    $    2,964
   5,000    Pennsylvania State, GO
              Refunding, Series
              1997, (AMBAC
              Insured),
              5.125% 09/15/04......  Aaa       AAA         5,256
  10,000    Pennsylvania State, GO,
              Series 2001,
              5.125% 01/15/16......  Aa2       AA         10,227
   9,180    Pennsylvania, Housing
              Finance Agency,
              Single-Family
              Mortgage Revenue,
              Series 1997A-61, AMT,
              5.450% 10/01/21......  Aa2       AA+         9,248
   2,500    Philadelphia,
              Pennsylvania,
              Industrial
              Development
              Authority, IDR
              Refunding, (Ashland
              Oil Inc. Project)
              Series 1993,
              5.700% 06/01/05......  Baa2      NR          2,566
   9,000    Philadelphia,
              Pennsylvania, Water
              and Wastewater
              Systems Revenue,
              Series 1993, (FGIC
              Insured),
              5.500% 06/15/03......  Aaa       AAA         9,377
                                                      ----------
                                                          48,360
                                                      ----------
            RHODE ISLAND -- 0.3%
      55    Rhode Island State, GO,
              Series 1992A,
              5.400% 08/01/06......  Aa3       AA-            56
   2,945    Rhode Island State, GO,
              Series 1992A,
              Prerefunded 08/01/01
              @ 102,
              5.400% 08/01/06......  Aa3       AA-         3,025
                                                      ----------
                                                           3,081
                                                      ----------
            SOUTH CAROLINA -- 2.3%
   2,195    Cherokee County, South
              Carolina, School
              District Number 001,
              GO, Series 1997,
              (SCSDE),
              5.500% 03/01/06......  Aa1       NR          2,362
   3,600    Cherokee County, South
              Carolina, School
              District Number 001,
              GO, Series 1997,
              (SCSDE),
              5.000% 03/01/16......  Aa1       NR          3,631

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 3,210    Greenville Hospital
              Systems of South
              Carolina, Hospital
              Facilities Revenue,
              Series 1996B, (GTY-
              AGMT),
              5.500% 05/01/08......  Aa3       AA     $    3,425
   5,160    Piedmont Municipal
              Power Agency, South
              Carolina, Electric
              Revenue, Series
              1996B, (FGIC
              Insured),
              6.000% 01/01/07......  Aaa       AAA         5,671
   2,580    Piedmont Municipal
              Power Agency, South
              Carolina, Electric
              Revenue, Unrefunded
              Balance, Series
              1991A, (FGIC
              Insured),
              6.125% 01/01/03......  Aaa       AAA         2,679
   3,665    Richland County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (Union Camp
              Corporation Project)
              Series 1992A, AMT,
              6.750% 05/01/22......  Baa1      BBB+        3,737
   6,890    York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24......  Baa2      BBB         6,421
                                                      ----------
                                                          27,926
                                                      ----------
            SOUTH DAKOTA -- 0.9%
  11,000    Education Loans Inc.,
              South Dakota, Student
              Loan Revenue, Series
              1998, AMT, (GTD STD
              LNS),
              4.950% 06/01/10......  Aaa       NR         11,252
                                                      ----------
            TENNESSEE -- 3.4%
   5,000    Knox County, Tennessee,
              GO Refunding, Series
              2001,
              5.000% 04/01/09......  Aa2       AA          5,283
   5,000    Knox County, Tennessee,
              Health Educational
              and Housing
              Facilities Board,
              Revenue, (University
              Health System Inc.
              Project) Series 1999,
              5.625% 04/01/29......  Baa1      NR          4,670

                       SEE NOTES TO FINANCIAL STATEMENTS.
 112

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 6,270    McMinn County,
              Tennessee, Industrial
              Development Board,
              Recycling Facilities
              Revenue, (Bowater
              Inc. Project) Series
              1992, AMT,
              7.400% 12/01/22......  Baa3      BBB    $    6,484
   1,000    Memphis, Tennessee,
              Electric System
              Revenue Refunding,
              Series 1992,
              5.800% 01/01/03......  Aa3       AA          1,040
   1,925    Metropolitan
              Government, Nashville
              and Davidson County,
              Tennessee, Electric
              Revenue, Series
              1992B,
              5.625% 05/15/03......  Aa3       AA          2,008
   1,000    Metropolitan
              Government, Nashville
              and Davidson County,
              Tennessee, Health and
              Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College
              Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/08......  Aaa       AAA         1,122
   6,450    Shelby County,
              Tennessee, GO
              Refunding, Series
              1997B,
              5.500% 08/01/08......  Aa3       AA+         7,030
   8,000    Shelby County,
              Tennessee, Health
              Educational and
              Housing Facilities
              Board, Revenue, (St.
              Jude's Childrens
              Research Project)
              Series 1999,
              5.375% 07/01/24......  NR        AA          7,953
   1,190    Tennessee State,
              Housing Development
              Agency, Revenue,
              Series 1998, AMT,
              4.950% 07/01/10......  Aa2       AA          1,226
   4,000    Tennessee, Gas Revenue,
              (Tennergy Corporation
              Project) Series 1999,
              (MBIA Insured),
              5.000% 06/01/05......  Aaa       AAA         4,052
                                                      ----------
                                                          40,868
                                                      ----------

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            TEXAS -- 12.0%
 $ 2,175    Aldine, Texas,
              Independent School
              District, GO
              Refunding, Series
              1997, (PSF-GTD),
              4.280%+ 02/15/07.....  Aaa       AAA    $    1,696
   1,800    Austin, Texas,
              Utilities System
              Revenue Refunding,
              Series 1991A, (AMBAC
              Insured),
              6.500% 11/15/03......  Aaa       AAA         1,871
   2,555    Austin, Texas,
              Utilities Systems
              Revenue, Series
              1977-2, (Escrowed to
              Maturity),
              5.600% 10/01/03......  Aaa       AAA         2,691
   5,000    Austin, Texas,
              Utilities Systems
              Revenue, Series
              1986A, Prerefunded
              05/15/01 @ 100,
              8.000% 11/15/16......  Aaa       AAA         5,030
   2,585    Belton, Texas,
              Independent School
              District, GO
              Refunding, Series
              1998, (PSF-GTD),
              5.250% 08/15/08......  Aaa       AAA         2,771
     975    Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior
              Lien, Series 1994A-2,
              AMT, (GTD STD LNS),
              6.050% 06/01/03......  Aaa       NR          1,000
   2,575    Carrollton, Texas,
              Farmers Branch
              Independent School
              District, GO, Series
              1996, (PSF-GTD),
              5.700% 02/15/17......  Aaa       AAA         2,668
   3,245    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.600% 08/15/04......  Aaa       AAA         3,389
   2,190    Fort Worth, Texas,
              Higher Education
              Financial
              Corporation, Higher
              Education Revenue,
              (Texas Christian
              University Project)
              Series 1997,
              5.000% 03/15/17......  Aa3       AA-         2,176
   1,050    Galena Park, Texas,
              Independent School
              District, GO, Series
              1997, (PSF-GTD),
              5.000% 08/15/21......  Aaa       NR          1,020

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,120    Garland, Texas,
              Certificates of
              Obligation, GO,
              Series 2000,
              5.500% 02/15/12......  Aa2       AA     $    3,333
  10,650    Guadalupe Blanco River
              Authority, Texas,
              Sewer and Solid Waste
              Disposal Facility,
              Revenue, (E.I. duPont
              de Nemours and
              Company Project)
              Series 1999, AMT,
              5.500% 05/01/29......  Aa3       AA-        10,514
   2,730    Harris County, Texas,
              GO, Series 1996,
              5.150% 10/01/07......  Aa1       AA+         2,886
   1,000    Harris County, Texas,
              GO, Series 1996,
              5.375% 10/01/09......  Aa1       AA+         1,057
   2,350    Harris County, Texas,
              Health Facilities
              Development
              Authority, Hospital
              Revenue Refunding,
              (Texas Childrens
              Hospital Project)
              Series 1995, (MBIA
              Insured, Escrowed to
              Maturity),
              6.000% 10/01/05......  Aaa       AAA         2,579
   5,000    Harris County, Texas,
              Health Facilities
              Development
              Authority, Revenue,
              Series 1999A,
              5.375% 07/01/19......  Aaa       AAA         4,962
   6,755    Houston, Texas Airport
              System Revenue, Sub-
              Lien, Series 2000A,
              AMT, (FSA Insured),
              6.000% 07/01/09......  Aaa       AAA         7,466
   7,000    Houston, Texas, Airport
              System Revenue, Sub-
              Lien, Series 1998B,
              AMT, (FGIC Insured),
              5.250% 07/01/12......  Aaa       AAA         7,236
   7,000    Houston, Texas, Water
              and Sewer Systems
              Revenue Refunding,
              Junior Lien, Series
              1997D, (FGIC
              Insured),
              5.000% 12/01/25......  Aaa       AAA         6,768
   6,360    Houston, Texas, Water
              Systems Revenue,
              Series 1979,
              6.400% 12/01/14......  Aaa       AAA         7,208

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,000    Lewisville, Texas,
              Independent School
              District, GO, Series
              1997, (PSF-GTD),
              6.750% 08/15/08......  Aaa       NR     $    1,160
   5,000    North Central Texas,
              Health Facilities
              Development
              Corporation, Health
              Facilities Revenue,
              (Presbyterian
              Healthcare
              Residential Project)
              Series 1996B, (MBIA
              Insured),
              5.500% 06/01/16++....  Aaa       AAA         5,407
   5,210    North Central Texas,
              Health Facilities
              Development
              Corporation, Revenue
              Refunding, (Baylor
              Healthcare Systems
              Project) Series 1995,
              (AMBAC - TCRS
              Insured),
              5.500% 05/15/13......  Aaa       AAA         5,437
   6,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11......  Aaa       NR          6,239
   2,110    Richardson, Texas, GO
              Refunding, Series
              1998,
              5.250% 02/15/07......  Aa1       AA+         2,249
   4,805    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue,
              (Texas Health
              Resources Systems
              Project) Series
              1997A, (MBIA
              Insured),
              5.750% 02/15/10......  Aaa       AAA         5,142
   5,000    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue,
              (Texas Health
              Resources Systems
              Project) Series
              1997A, (MBIA
              Insured),
              5.250% 02/15/17......  Aaa       AAA         5,017
   3,200    Texas A&M University,
              Financing Systems
              Revenue, Series 1995,
              5.950% 05/15/05++....  Aa1       AA+         3,469

                       SEE NOTES TO FINANCIAL STATEMENTS.
 114

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,000    Texas State, GO
              Refunding,
              (Superconducting
              Project) Series
              1992C,
              5.350% 04/01/01......  Aa1       AA     $    4,000
   3,000    Texas State, GO
              Refunding, Series
              1992A,
              5.700% 10/01/03......  Aa1       AA          3,162
   5,000    Texas State, Turnpike
              Authority, Dallas
              North Tollway
              Revenue, (President
              George Bush Turnpike
              Project) Series 1995,
              (FGIC Insured),
              5.000% 01/01/25......  Aaa       AAA         4,811
   1,000    Texas State, Veterans
              Housing Assistance,
              GO, Series 1994B-4,
              AMT,
              6.100% 12/01/06......  Aa1       AA          1,043
  10,910    Texas State, Water
              Development GO,
              Series 1997D,
              5.000% 08/01/19......  Aa1       AA         10,768
   4,790    Texas, Municipal Power
              Agency, Revenue,
              Refunded Balance,
              Series 1992, (MBIA
              Insured), Prerefunded
              09/01/02 @ 100,
              5.750% 09/01/12......  Aaa       AAA         4,959
   2,000    Texas, Southwest Higher
              Education Authority,
              Inc., Higher
              Education Revenue
              Refunding, (Southern
              Methodist University
              Project) Series 1995,
              (FSA Insured),
              5.125% 10/01/16......  Aaa       AAA         2,017
   4,500    Travis County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999A, (AMBAC
              Insured),
              5.875% 11/15/24......  Aaa       AAA         4,738
                                                      ----------
                                                         147,939
                                                      ----------

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            UTAH -- 1.5%
 $ 2,145    Cache County, Utah,
              School District,
              (Utah School Board
              Guaranty Program) GO
              Refunding, Series
              1997, (SCH BD GTY),
              5.500% 06/15/07......  NR        AAA    $    2,324
   1,000    Davis County, Utah,
              School District, GO,
              Series 1991, (FGIC
              Insured), Prerefunded
              12/01/01 @ 100,
              6.450% 06/01/02......  Aaa       AAA         1,022
   1,000    Jordan, Utah, School
              District, GO
              Refunding, Series
              1993,
              5.600% 06/15/02......  Aa2       NR          1,028
   5,080    Salt Lake County, Utah,
              GO, Series 1995,
              5.500% 12/15/05......  Aaa       AAA         5,485
   2,500    Utah State, Student
              Loan Revenue, Series
              1995N, AMT, (AMBAC
              Insured, GTD STD
              LNS),
              5.900% 11/01/07......  Aaa       AAA         2,693
   5,000    Utah, Intermountain
              Power Agency, Power
              Supply Revenue
              Refunding, Series
              1993C,
              5.000% 07/01/05......  A1        A+          5,210
                                                      ----------
                                                          17,762
                                                      ----------
            VIRGINIA -- 4.1%
   6,170    Chesapeake, Virginia,
              GO Refunding, Series
              1993,
              5.000% 12/01/03......  Aa3       AA          6,429
   4,000    Chesterfield County,
              Virginia, Improvement
              GO Refunding, Series
              1991,
              6.250% 07/15/05......  Aaa       AAA         4,113
   6,000    Covington-Allegheny
              County, Virginia,
              Industrial
              Development
              Authority, PCR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              5.900% 03/01/05......  Baa1      BBB+        6,235
   5,790    Fairfax County,
              Virginia, GO
              Refunding, Series
              1993C, (State Aid
              Withholding),
              5.000% 05/01/05......  Aaa       AAA         6,059

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,500    Newport News, Virginia,
              GO Refunding, Series
              1993B, (State Aid
              Withholding),
              5.400% 11/01/06......  Aa2       AA     $    2,648
   3,000    Virginia Beach,
              Virginia, GO
              Refunding, Series
              1993,
              5.100% 07/15/05......  Aa1       AA          3,177
   1,100    Virginia State, Higher
              Educational
              Institutions, GO,
              Series 1992C,
              Prerefunded 06/01/02
              @ 100,
              5.900% 06/01/05......  Aaa       AAA         1,134
   4,845    Virginia State, Housing
              Development
              Authority,
              Multi-Family Housing
              Revenue, Series
              1999B, AMT,
              5.200% 05/01/19......  Aa1       AA+         4,735
   1,500    Virginia State, Public
              Facilities GO, Series
              1993A,
              5.400% 06/01/05......  Aaa       AAA         1,584
   4,000    Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State
              Aid Withholding),
              5.100% 01/01/05......  Aa1       AA          4,204
   7,000    Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State
              Aid Withholding),
              5.250% 01/01/07......  Aa1       AA          7,372
   2,600    Virginia, College
              Building Authority,
              Educational
              Facilities Revenue
              Refunding,
              (University of
              Richmond Project)
              Series 1992,
              5.625% 11/01/02......  Aa2       AA          2,631
                                                      ----------
                                                          50,321
                                                      ----------
            WASHINGTON -- 6.7%
   1,610    Clark County,
              Washington, Sewer
              Revenue, Series 1996,
              (MBIA Insured),
              5.500% 12/01/04......  Aaa       AAA         1,712
   2,500    King County,
              Washington, GO
              Refunding, Series
              1993C,
              5.625% 06/01/02......  Aaa       AA+         2,569

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 1,000    King County,
              Washington, GO
              Refunding, Series
              1998B,
              4.750% 01/01/17......  Aa1       AA+    $      958
   1,700    King County,
              Washington, GO,
              Unrefunded Balance,
              Series 1993A,
              5.250% 12/01/01......  Aa1       AA+         1,724
   1,310    King County,
              Washington, School
              District Number 415,
              GO, (FSA Insured),
              5.200% 06/01/05......  Aaa       AAA         1,384
   3,000    Pierce County,
              Washington, School
              District Number 003,
              GO Refunding, Series
              1996, (FGIC Insured),
              5.000% 12/01/03......  Aaa       AAA         3,117
   1,400    Seattle, Washington,
              Water Systems Revenue
              Refunding, Series
              1993,
              5.500% 06/01/18......  Aa2       AA          1,427
   1,000    Snohomish County,
              Washington, School
              District Number 002,
              GO Refunding, Series
              1991A, (MBIA
              Insured), Prerefunded
              06/01/01 @ 100,
              6.800% 06/01/03......  Aaa       AAA         1,006
   7,800    Spokane County,
              Washington, School
              District Number 354
              GO, Series 1998,
              (FGIC Insured),
              5.500% 12/01/10......  Aaa       AAA         8,553
   2,195    Tacoma, Washington,
              Electric Systems
              Revenue, Series 1992,
              (AMBAC Insured),
              5.900% 01/01/05++....  Aaa       AAA         2,277
   1,000    Tacoma, Washington, GO,
              Series 1992A,
              5.750% 07/01/02......  A1        A+          1,029
   2,100    Tacoma, Washington,
              Sewer Revenue
              Refunding, Series
              1994B, (FGIC
              Insured),
              5.500% 12/01/03......  Aaa       AAA         2,209
   3,500    Washington State, GO
              Refunding, Series
              1991R-92A,
              6.400% 09/01/03......  Aa1       AA+         3,576
   1,000    Washington State, GO
              Refunding, Series
              1991R-92B,
              6.500% 09/01/04......  Aa1       AA+         1,022

                       SEE NOTES TO FINANCIAL STATEMENTS.
 116

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 3,000    Washington State, GO
              Refunding, Series
              1992R-92C,
              5.600% 09/01/01......  Aa1       AA+    $    3,031
  10,000    Washington State, GO
              Refunding, Series
              1993R-93B,
              5.125% 10/01/04++....  Aa1       AA+        10,498
   6,645    Washington State, GO
              Refunding, Series
              1997R-98A,
              5.000% 07/01/15......  Aa1       AA+         6,701
   3,260    Washington State, GO,
              Series 1997E,
              5.000% 07/01/22......  Aa1       AA+         3,172
   2,500    Washington State,
              Public Power Supply
              System Revenue
              Refunding, (Nuclear
              Project Number 1)
              Series 1996A, (AMBAC
              Insured),
              6.000% 07/01/05......  Aaa       AAA         2,716
   7,500    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1990C, (FGIC
              Insured),
              7.000% 07/01/01......  Aaa       AAA         7,570
   2,000    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1991A,
              6.500% 07/01/03......  Aa1       AA-         2,054
   1,150    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1993A,
              5.800% 07/01/07......  Aa1       AA-         1,253
   3,000    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1993B, (FSA Insured),
              5.400% 07/01/05++....  Aaa       AAA         3,189
   8,000    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1996A, (AMBAC
              Insured),
              5.500% 07/01/04......  Aaa       AAA         8,450
   2,000    Yakima County,
              Washington, School
              District Number 7,
              GO, Series 1994,
              (MBIA Insured),
              5.500% 12/01/03......  Aaa       AAA         2,102
                                                      ----------
                                                          83,299
                                                      ----------

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS         VALUE
  (000)                               (UNAUDITED)       (000)
----------------------------------------------------------------
            WISCONSIN -- 3.2%
 $ 5,000    Kaukauna, Wisconsin,
              PCR, Refunding,
              (International Paper
              Project) Series
              1997A,
              5.150% 07/01/06......  Baa1      BBB+   $    4,957
   2,500    Milwaukee County,
              Wisconsin, GO, Series
              2001A,
              5.000% 10/01/12(a)...  Aa3       AA          2,602
   2,500    Milwaukee County,
              Wisconsin, GO, Series
              2001A,
              5.000% 10/01/13(a)...  Aa3       AA          2,576
   5,790    Milwaukee, Wisconsin,
              Metropolitan Sewer
              District, GO
              Refunding, Series
              1997A,
              5.125% 10/01/16......  Aa1       AA+         5,852
   3,070    Sun Prairie, Wisconsin,
              Area School District,
              GO, Promissory Notes,
              Series 1996, (FGIC
              Insured, Escrowed to
              Maturity),
              5.500% 04/01/03......  Aaa       AAA         3,196
   3,000    Wisconsin State, GO
              Refunding, Series
              1993-1,
              5.100% 11/01/01......  Aa2       AA          3,035
   1,000    Wisconsin State, GO
              Refunding, Series
              1995-2,
              5.200% 11/01/07......  Aa2       AA          1,051
   4,745    Wisconsin State, GO,
              Series 1996A,
              5.000% 05/01/16......  Aa2       AA          4,764
   8,000    Wisconsin State,
              Petroleum Revenue,
              Series 2000A,
              5.750% 07/01/08......  Aa3       AA-         8,628
   2,735    Wisconsin, Housing and
              Economic Development
              Authority, Revenue,
              Series 1997G,
              5.350% 03/01/12......  Aa2       AA          2,840
                                                      ----------
                                                          39,501
                                                      ----------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $1,167,363)....................    1,209,648
                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

 SHARES                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.9%
              (Cost $11,175)
  11,175    Nations Municipal Reserves#........   $   11,175
                                                  ----------
            TOTAL INVESTMENTS
              (Cost $1,178,538*)........  100.1%   1,220,823
                                                  ----------
            OTHER ASSETS AND LIABILITIES
              (NET).....................   (0.1)%
            Receivable for Fund shares sold....   $      347
            Interest receivable................       19,066
            Payable for Fund shares redeemed...       (9,729)
            Investment advisory fee payable....         (260)
            Administration fee payable.........         (209)
            Shareholder servicing and
              distribution fees payable........           (7)
            Distributions payable..............       (4,683)
            Payable for investment securities
              purchased........................       (5,197)
            Accrued Trustees' fees and
              expenses.........................          (30)
            Accrued expenses and other
              liabilities......................         (181)
                                                  ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)............................         (883)
                                                  ----------
            NET ASSETS..................  100.0%  $1,219,940
                                                  ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income...........................   $    1,190
            Accumulated net realized loss on
              investments sold.................       (3,679)
            Net unrealized appreciation of
              investments......................       42,285
            Paid-in capital....................    1,180,144
                                                  ----------
            NET ASSETS.........................   $1,219,940
                                                  ==========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($1,196,121,141 / 117,786,852
              shares outstanding)..............       $10.15
                                                       =====

            INVESTOR A SHARES:
            Net asset value and redemption
              price per share
              ($20,727,561 / 2,041,231 shares
              outstanding).....................       $10.15
                                                       =====

            Maximum sales charge...............        3.25%
            Maximum offering price per share...       $10.49
            INVESTOR B SHARES:
            Net asset value and offering price
              per share** ($2,563,348 / 252,486
              shares outstanding)..............       $10.15
                                                       =====

            INVESTOR C SHARES:
            Net asset value and offering price
              per share** ($527,529 / 51,945
              shares outstanding)..............       $10.16
                                                       =====


---------------

 * Federal Income Tax Information: Net unrealized appreciation of $42,285 on investment securities was comprised of gross appreciation of $46,409 and gross depreciation of $4,124 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $1,178,538.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 ++ All or a portion of security segregated as collateral for "when issued" securities.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when issued" basis.

Nations Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   MBIA                                                                   11.08%
   AMBAC                                                                  10.44%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 118

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.1%
            ALABAMA -- 3.5%
 $ 2,000    Birmingham, Alabama, GO
              Refunding, Series
              1992B,
              6.250% 04/01/12........  Aa3       AA     $  2,090
   3,000    Butler County, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (James River
              Corporation of Virginia
              Project)
              Series 1994, AMT,
              8.000% 09/01/28 ++.....  NR        BBB-      3,181
   7,210    Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue
              Refunding, (Champion
              International
              Corporation Project)
              Series 1997, AMT,
              5.750% 11/01/27........  Baa1      NR        6,812
   2,400    Daphne, Alabama, Special
              Care Facilities
              Financing Authority,
              Revenue, (Presbyterian
              Retirement Corporation
              Project) Series 1988A,
              Prerefunded 08/15/01 @
              100,
              7.300% 08/15/18........  NR        NR        2,435
   1,100    Huntsville, Alabama, GO,
              Series 1995A,
              5.750% 02/01/14........  Aa2       AA        1,158
   3,600    Jefferson County,
              Alabama, Sewer Revenue
              Refunding, Series
              1997A, (FGIC Insured),
              5.625% 02/01/18........  Aaa       AAA       3,745
   2,000    Jefferson County,
              Alabama, Sewer Revenue
              Refunding, Series
              1997A, (FGIC Insured),
              5.625% 02/01/22........  Aaa       AAA       2,070
   1,000    Mcintosh, Alabama,
              Industrial Development
              Board, Environmental
              Improvement Revenue,
              Series 1998C,
              5.375% 06/01/28........  A2        AA-         979
   1,000    Morgan County - Decatur,
              Alabama, Health Care
              Authority, Hospital
              Revenue Refunding,
              (Decatur General
              Hospital Project)
              Series 1994, (CONNIE
              LEE Insured),
              6.250% 03/01/13........  NR        AAA       1,080

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            ALABAMA -- (CONTINUED)
 $ 9,750    Phoenix County, Alabama,
              Industrial Development
              Board, Environmental
              Import Revenue
              Refunding, (Mead Coated
              Board Project) Series
              1998B, (GTY-AGMT),
              5.250% 04/01/28........  A3        BBB+   $  9,456
                                                        --------
                                                          33,006
                                                        --------
            ALASKA -- 2.6%
   2,500    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1999A, AMT, (AMBAC
              Insured),
              4.900% 07/01/08........  Aaa       AAA       2,555
   1,000    Anchorage, Alaska,
              Electric Utilities
              Revenue Refunding,
              Senior Lien, Series
              1993, (MBIA Insured),
              8.000% 12/01/09........  Aaa       AAA       1,265
   7,000    Anchorage, Alaska,
              Electric Utilities
              Revenue, Senior Lien,
              Series 1996B, (MBIA
              Insured),
              5.500% 02/01/26........  Aaa       AAA       7,119
   2,250    Anchorage, Alaska,
              Telephone Utilities
              Revenue Refunding,
              Series 1994A, (AMBAC
              Insured),
              4.500% 12/01/02........  Aaa       AAA       2,296
   1,190    Anchorage, Alaska,
              Telephone Utilities
              Revenue, Series 1996A,
              (MBIA Insured),
              5.750% 03/01/12........  Aaa       AAA       1,306
   1,000    North Slope Borough,
              Alaska, Capital
              Appreciation GO, Series
              1995A, (MBIA Insured),
              4.190%+ 06/30/06.......  Aaa       AAA         804
  15,000    North Slope, Borough,
              Alaska, Capital
              Appreciation GO, Series
              2000B, (MBIA Insured),
              4.710%+ 06/30/11.......  Aaa       AAA       9,308
                                                        --------
                                                          24,653
                                                        --------
            ARIZONA -- 1.0%
   1,000    Maricopa County, Arizona,
              Unified School District
              Number 48, GO
              Refunding, Series
              1991B,
              6.300% 07/01/04........  Aa2       AA        1,084

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 1,300    Maricopa County, Arizona,
              Unified School District
              Number 48, GO
              Refunding, Series
              1993B,
              4.600% 07/01/11........  Aa2       AA     $  1,319
   3,000    Maricopa County, Arizona,
              United School District
              Number 48, GO, Series
              1995,
              5.000% 07/01/14........  Aa2       AA        3,054
   1,600    Pima County, Arizona,
              United School District
              Number 1, GO, Series
              1992D, (FGIC Insured),
              Prerefunded 07/01/02 @
              102,
              6.100% 07/01/11........  Aaa       AAA       1,686
   5,000    Tucson and Pima County,
              Arizona, Industrial
              Development Authority,
              Single-Family Mortgage
              Revenue, Series 1983A,
              4.920%+ 12/01/14.......  Aaa       AAA       2,573
                                                        --------
                                                           9,716
                                                        --------
            ARKANSAS -- 0.5%
   1,300    Arkansas State,
              Development Finance
              Authority, Revolving
              Loan Fund, Wastewater
              Systems Revenue, Series
              1996A,
              5.700% 12/01/12........  NR        AA        1,391
   3,425    Blytheville, Arkansas,
              Solid Waste Recycling
              and Sewer Treatment
              Revenue, (Nucor
              Corporation Project)
              Series 1993, AMT,
              6.375% 01/01/23........  A1        AA-       3,552
                                                        --------
                                                           4,943
                                                        --------
            CALIFORNIA -- 3.2%
   5,000    ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000A, AMT, (GTY-AGMT),
              Mandatory Put
              8/15/08 @ 100,
              6.400% 08/15/30........  Baa2      BBB       5,205

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 2,000    ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000B,
              (GTY-AGMT),
              Mandatory Put
              8/15/08 @ 100,
              6.250% 08/15/30........  Baa2      BBB    $  2,082
   1,600    California State, GO,
              Series 1983,
              9.100% 11/01/01........  Aa2       AA        1,657
   1,000    California State, GO,
              Series 1983,
              9.000% 06/01/02........  Aa2       AA        1,067
   1,000    California State, GO,
              Series 1983,
              9.000% 10/01/03........  Aa2       AA        1,134
   1,000    California State, GO,
              Series 1983,
              9.000% 04/01/05........  NR        AA        1,197
   1,000    California State, GO,
              Series 1984,
              9.100% 10/01/02........  Aa2       AA        1,086
   1,000    California State, GO,
              Series 1989,
              7.200% 04/01/05........  Aa2       AA        1,131
   1,600    California State, GO,
              Series 1989,
              7.100% 03/01/07........  Aa2       AA        1,866
   4,000    California State, GO,
              Series 1990,
              7.000% 08/01/04........  Aa2       AA        4,433
   3,300    California State, GO,
              Series 1990,
              7.000% 08/01/05........  Aa2       AA        3,739
   2,000    San Diego, California,
              Public Facilities
              Financing Authority,
              Revenue, Series 1997B,
              (FGIC Insured),
              5.375% 05/15/16........  Aaa       AAA       2,095
   2,500    San Francisco,
              California, Bay Area
              Rapid Transit District,
              Sales Tax Revenue
              Refunding,
              (AMBAC Insured),
              6.750% 07/01/11........  Aaa       AAA       3,038
                                                        --------
                                                          29,730
                                                        --------
            COLORADO -- 0.5%
   1,500    Arapahoe County,
              Colorado, Capital
              Improvement
              Transportation Federal
              Highway Revenue, Series
              1986E-470, Prerefunded
              08/31/05 @ 103,
              6.900% 08/31/15........  Aaa       AAA       1,736

                       SEE NOTES TO FINANCIAL STATEMENTS.
 120

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $ 2,500    Douglas County, Colorado,
              Sales and Use Tax
              Revenue, Series 1996,
              (MBIA Insured),
              5.500% 10/15/11........  Aaa       AAA    $  2,636
                                                        --------
                                                           4,372
                                                        --------
            CONNECTICUT -- 0.8%
      10    Connecticut State, GO,
              Series 1996A,
              Prerefunded
              05/15/06 @ 101,
              5.300% 05/15/10........  Aa2       AA           11
     990    Connecticut State, GO,
              Unrefunded Balance,
              Series 1996A,
              5.300% 05/15/10........  Aa3       AA        1,072
   5,000    Connecticut State, Health
              and Educational
              Facilities Authority,
              Revenue, (Eastern
              Connecticut Health
              Network Project)
              Series 2000A,
              6.000% 07/01/25........  NR        AA        5,274
     885    Connecticut State,
              Housing Finance
              Authority, Revenue,
              (Housing Mortgage
              Finance Program) Series
              1994A,
              6.100% 05/15/13........  Aa2       AA          931
                                                        --------
                                                           7,288
                                                        --------
            DISTRICT OF COLUMBIA -- 3.5%
   9,000    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series 1997A,
              (MBIA Insured),
              Prerefunded
              08/15/07 @ 102,
              5.375% 08/15/15........  Aaa       AAA       9,365
   3,905    District of Columbia,
              Revenue Refunding,
              (Howard University
              Project) Series 1996,
              (MBIA Insured),
              5.750% 10/01/12........  Aaa       AAA       4,206
   3,985    District of Columbia,
              Revenue Refunding,
              (Howard University
              Project) Series 1996,
              (MBIA Insured),
              5.750% 10/01/17........  Aaa       AAA       4,193

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            DISTRICT OF COLUMBIA -- (CONTINUED)
 $ 4,200    District of Columbia,
              Revenue, (Association
              of American Medical
              Colleges Project)
              Series 1997A,
              (AMBAC Insured),
              5.375% 02/15/17........  Aaa       AAA    $  4,289
  10,400    District of Columbia,
              Revenue, (Carnegie
              Endowment Project)
              Series 1996,
              5.750% 11/15/26........  Aa3       NR       10,711
                                                        --------
                                                          32,764
                                                        --------
            FLORIDA -- 1.0%
   1,735    Florida State, Board of
              Education, Capital
              Outlay GO, Unrefunded
              Balance,
              Series 1985,
              9.125% 06/01/14........  Aa2       AA+       2,410
   7,000    Orange County, Florida,
              Tourist Development Tax
              Revenue Refunding,
              Series 1998A,
              (AMBAC Insured),
              4.750% 10/01/24........  Aaa       AAA       6,539
                                                        --------
                                                           8,949
                                                        --------
            GEORGIA -- 6.4%
   5,000    Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series
              2000A,
              (FGIC Insured),
              5.600% 01/01/30........  Aaa       AAA       5,230
   1,000    DeKalb County, Georgia,
              School District GO,
              Series 1993A,
              6.250% 07/01/09........  Aa2       AA        1,146
   3,000    Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue, (Fort
              James Corporation
              Project)
              Series 1998, AMT,
              5.625% 07/01/18........  Baa3      BBB-      2,800
   4,750    Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Josephs Hospital
              Project) Series 1994,
              5.500% 10/01/18........  Aaa       NR        4,893
   1,600    Georgia State, GO,
              Series 1991C,
              6.500% 04/01/04........  Aaa       AAA       1,734
   3,000    Georgia State, GO,
              Series 1992B,
              6.250% 03/01/11........  Aaa       AAA       3,487
   3,000    Georgia State, GO,
              Series 1996B,
              6.250% 04/01/07........  Aaa       AAA       3,377

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 6,445    Georgia State, GO,
              Series 1998B,
              5.500% 07/01/10........  Aaa       AAA    $  7,107
   9,965    Georgia State, Housing
              and Finance Authority,
              Single-Family Mortgage
              Revenue,
              Series 1999B-2, AMT,
              6.100% 06/01/31........  Aa2       AAA      10,384
   1,650    Gwinnett County, Georgia,
              Water and Sewer
              Certificates of
              Participation,
              Series 1991,
              8.600% 08/01/03........  Aaa       AAA       1,838
   1,945    Henry County, Georgia,
              School District GO,
              Series 1994,
              (MBIA Insured),
              6.000% 08/01/14........  Aaa       AAA       2,131
   1,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P,
              (AMBAC Insured),
              6.000% 07/01/04........  Aaa       AAA       1,075
   1,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P,
              (AMBAC Insured),
              6.100% 07/01/05........  Aaa       AAA       1,095
   2,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P,
              (AMBAC Insured),
              6.250% 07/01/20........  Aaa       AAA       2,334
   2,000    Monroe County, Georgia
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1992A,
              6.800% 01/01/11........  A3        A         2,314
   3,000    Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue Refunding,
              (Candler Hospital
              Project)
              Series 1992,
              Prerefunded
              01/01/03 @ 102,
              7.000% 01/01/23++......  Ba1       BB        3,239
   2,000    Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue, (St. Joseph's
              Hospital Project)
              Series 1993,
              Prerefunded
              07/01/03 @ 102,
              6.125% 07/01/12++......  A2        NR        2,156

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 2,690    Union County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Hidden Lake Apartments
              Ltd. Project)
              Series 1994A,
              (FHA/FNMA COLL),
              7.125% 12/01/25........  Aaa       NR     $  2,842
                                                        --------
                                                          59,182
                                                        --------
            HAWAII -- 0.9%
   4,000    Hawaii State, GO, Series
              1997CN,
              (FGIC Insured),
              6.250% 03/01/04........  Aaa       AAA       4,287
   1,180    Honolulu City and County,
              Hawaii, GO Refunding,
              Series 1993B,
              8.000% 10/01/10........  Aa3       AA-       1,516
   2,100    Maui County, Hawaii,
              GO Refunding,
              Series 1993,
              (FGIC Insured),
              5.000% 09/01/03........  Aaa       AAA       2,175
                                                        --------
                                                           7,978
                                                        --------
            ILLINOIS -- 10.1%
   1,600    Chicago, Illinois, GO,
              Series 1993,
              (FGIC Insured),
              5.375% 01/01/13........  Aaa       AAA       1,650
   3,030    Chicago, Illinois,
              Metropolitan Water
              Reclamation District
              GO,
              Series 1993,
              5.500% 12/01/12........  Aa1       AA        3,320
   3,385    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Capital Improvement GO,
              Series 1991,
              6.900% 01/01/07........  Aa1       AA        3,877
   5,000    Chicago, Illinois, O'Hare
              International Airport
              Special Facilities
              Revenue, (United Air
              Lines Project)
              Series 1999A,
              5.350% 09/01/16........  Baa2      BB+       4,414
  13,000    Chicago, Illinois, O'Hare
              International Airport,
              Revenue Refunding
              Second Lien, Series
              1999,
              AMT, (AMBAC Insured),
              5.500% 01/01/10........  Aaa       AAA      13,892

                       SEE NOTES TO FINANCIAL STATEMENTS.
 122

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 3,000    Chicago, Illinois, O'Hare
              International Airport,
              Revenue Refunding,
              Second Lien, Series
              1993C,
              (MBIA Insured),
              5.000% 01/01/18........  Aaa       AAA    $  2,956
   2,640    Chicago, Illinois, O'Hare
              International Airport,
              Revenue Refunding,
              Senior Lien, Series
              1993A,
              5.000% 01/01/16........  A1        A+        2,602
   1,500    Chicago, Illinois, O'Hare
              International Airport,
              Special Facilities
              Revenue Refunding,
              (American Airlines Inc.
              Project)
              Series 1994,
              (GTY-AGMT),
              8.200% 12/01/24........  Baa1      BBB-      1,676
   5,735    Chicago, Illinois, O'Hare
              International Airport,
              Special Facilities
              Revenue Refunding,
              (United Air Lines
              Project)
              Series 1999B, AMT,
              5.200% 04/01/11........  Baa2      BB+       5,265
   2,000    Chicago, Illinois, Park
              District, GO, Series
              1996,
              (MBIA Insured),
              5.500% 01/01/16........  Aaa       AAA       2,081
   4,800    Chicago, Illinois, Water
              Revenue, Senior Lien,
              Series 2000,
              (AMBAC Insured),
              5.750% 11/01/10........  Aaa       AAA       5,334
   2,800    Cook County, Illinois,
              Forest Preserve
              District, Zoo GO,
              Series 1996,
              (MBIA Insured),
              5.800% 11/01/16........  Aaa       AAA       2,962
   4,500    Cook County, Illinois,
              GO,
              Series 1996,
              (FGIC Insured),
              Prerefunded
              11/15/06 @ 101,
              5.900% 11/15/16........  Aaa       AAA       5,019
   5,000    Cook County, Illinois,
              GO,
              Series 1997A,
              (MBIA Insured),
              5.625% 11/15/22........  Aaa       AAA       5,199
   2,900    Du Page County, Illinois,
              GO, Series 1993,
              5.500% 01/01/13........  Aaa       AAA       2,992
   2,565    Du Page County, Illinois,
              GO, Series 1993,
              5.600% 01/01/21........  Aaa       AAA       2,760

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,000    Du Page, Illinois, Water
              Commission, Revenue
              Refunding, Series 1993,
              5.250% 05/01/14........  Aa1       AA     $  1,019
   1,730    Glendale Heights,
              Illinois, Hospital
              Revenue Refunding,
              (Glendale Heights
              Project)
              Series 1985B,
              7.100% 12/01/15........  Aaa       AAA       2,065
   3,700    Illinois State, GO,
              Series 1993,
              5.500% 08/01/18........  Aa2       AA        3,775
   2,400    Illinois State, GO,
              Series 1994,
              5.800% 04/01/19........  Aa2       AA        2,493
   4,785    Illinois State, GO,
              Series 1995,
              (MBIA Insured),
              6.000% 02/01/16........  Aaa       AAA       5,174
   1,645    Illinois State, Health
              Facilities Authority,
              Revenue, (Sherman
              Health Systems Project)
              Series 1997,
              (AMBAC Insured),
              5.500% 08/01/08........  Aaa       AAA       1,770
   1,500    Illinois State, Sales Tax
              Revenue, Series 1994V,
              6.375% 06/15/17........  Aa2       AAA       1,619
   2,200    Illinois State, Sales Tax
              Revenue, Series 1994V,
              6.375% 06/15/20........  Aa2       AAA       2,370
   1,000    Illinois, Development
              Finance Authority, PCR
              Refunding,
              (Commonwealth Edison
              Company Project)
              Series 1994D,
              (AMBAC Insured),
              6.750% 03/01/15........  Aaa       AAA       1,115
   1,800    Illinois, Educational
              Facilities Authority,
              Revenue, (Northwestern
              University Project)
              Series 1993,
              5.375% 12/01/21........  Aa1       AA+       1,821
   1,535    McHenry County, Illinois,
              Community Unit School
              District Number 200 GO,
              Series 1996A,
              (FSA Insured),
              5.750% 01/01/13........  Aaa       AAA       1,640

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 2,680    Southern Illinois,
              Capital Appreciation
              University Revenue,
              (Housing and Auxiliary
              Facilities Systems
              Program)
              Series 1997,
              (MBIA Insured),
              4.170%+ 04/01/06.......  Aaa       AAA    $  2,180
                                                        --------
                                                          93,040
                                                        --------
            INDIANA -- 3.1%
   2,500    Franklin, Indiana,
              Economic Development
              Revenue Refunding,
              (Hoover Universal, Inc.
              Project)
              Series 1994,
              (GTY-AGMT),
              6.100% 12/01/04........  A2        A-        2,684
   1,000    Hamilton/Southeastern
              Indiana, North Delaware
              School Building
              Corporation, First
              Mortgage Revenue,
              Series 1996, (AMBAC
              Insured, State Aid
              Withholding), 5.000%
              07/15/07...............  Aaa       AAA       1,052
   1,000    Hamilton/Southeastern
              Indiana, North Delaware
              School Building
              Corporation, First
              Mortgage Revenue,
              Series 1996, (AMBAC
              Insured, State Aid
              Withholding), 5.100%
              07/15/09...............  Aaa       AAA       1,054
   6,480    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series 1997D,
              Prerefunded 11/01/07 @
              100,
              5.000% 11/01/26........  Aaa       NR        6,852
   2,000    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Clarian
              Health Partners, Inc.
              Project) Series 1996A,
              5.500% 02/15/16........  Aa3       AA        2,020
   2,000    Indiana, Ivy Tech State
              College, Revenue,
              Series 1997E, (AMBAC
              Insured), 5.125%
              07/01/12...............  Aaa       AAA       2,080

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 5,000    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1998, AMT,
              5.500% 05/01/29........  Baa2      BBB    $  4,413
   2,000    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue, (Federal
              Express Corporation
              Project) Series 1994,
              AMT, 7.100% 01/15/17...  Baa2      BBB       2,125
   2,000    St. Joseph County,
              Indiana, Educational
              Facilities Revenue,
              (University of Notre
              Dame - Du Lac Project)
              Series 1996, 5.500%
              03/01/26...............  Aaa       NR        2,037
   4,695    St. Joseph County,
              Indiana, Educational
              Facilities Revenue,
              (University of Notre
              Dame - Du Lac Project)
              Series 1997, 5.250%
              03/01/21...............  Aaa       NR        4,705
                                                        --------
                                                          29,022
                                                        --------
            IOWA -- 0.3%
   2,750    Iowa, Student Loan
              Liquidity Corporation,
              Student Loan Revenue
              Refunding,
              Series 1998J, AMT,
              (AMBAC Insured), 4.800%
              06/01/09...............  Aaa       AAA       2,798
                                                        --------
            KANSAS -- 0.2%
   2,000    Kansas City, Kansas,
              Utility System
              Improvement Revenue
              Refunding, Series 1994,
              (FGIC Insured), 6.250%
              09/01/14...............  Aaa       AAA       2,183
                                                        --------
            KENTUCKY -- 0.1%
   1,000    Kentucky State, Turnpike
              Authority, Economic
              Development Revenue
              Refunding,
              (Revitalization
              Project) Series 1993,
              (AMBAC Insured),
              5.500% 07/01/08........  Aaa       AAA       1,089
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 124

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            LOUISIANA -- 0.4%
 $ 3,500    East Baton Rouge Parish,
              Louisiana, Revenue
              Refunding, (Pacific
              Corporation Project)
              Series 1998, AMT,
              5.350% 09/01/11........  Baa3      NR     $  3,300
                                                        --------
            MAINE -- 0.1%
   1,000    Maine, Health and Higher
              Educational Facilities
              Authority, Revenue,
              Series 1996B, (State
              Aid Withholding,
              AMBAC Insured),
              5.500% 07/01/16........  Aaa       AAA       1,029
                                                        --------
            MARYLAND -- 0.3%
   3,000    Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue,
              (Salisbury Collegiate
              Housing Project)
              Series 1999A,
              6.000% 06/01/30........  Baa3      NR        2,892
                                                        --------
            MASSACHUSETTS -- 1.3%
   4,000    Massachusetts State,
              Consolidated Loan GO,
              Series 1996B,
              (FGIC Insured),
              5.500% 06/01/10........  Aaa       AAA       4,365
   2,000    Massachusetts State, GO,
              Series 1995B,
              (AMBAC Insured),
              5.500% 07/01/15........  Aaa       AAA       2,165
   3,000    Massachusetts State,
              Water Resources
              Authority, General
              Revenue,
              Series 1993C,
              (AMBAC Insured),
              5.250% 12/01/15........  Aaa       AAA       3,209
   2,500    Massachusetts State,
              Water Resources
              Authority, General
              Revenue,
              Series 1994A,
              (MBIA Insured),
              Prerefunded
              08/01/04 @ 101.50,
              5.900% 08/01/16........  Aaa       AAA       2,722
                                                        --------
                                                          12,461
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MICHIGAN -- 3.0%
 $ 1,670    Byron Center, Michigan,
              Public Schools GO,
              Series 1995,
              (MBIA Insured),
              Prerefunded
              05/01/05 @ 101,
              5.970% 05/01/15........  Aaa       AAA    $  1,832
   1,000    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.375% 04/01/07........  Baa1      A-        1,079
   1,700    Hudsonville, Michigan,
              Public Schools, Series
              1994B, (FGIC Insured),
              Prerefunded 05/01/04 @
              102,
              6.000% 05/01/14........  Aaa       AAA       1,854
   1,250    Kalamazoo, Michigan, City
              School District, GO
              Refunding, Series 1996,
              (FGIC Insured),
              5.650% 05/01/14........  Aaa       AAA       1,371
   3,000    Lakeshore, Michigan,
              Public Schools, GO,
              Series 1995,
              (MBIA Insured),
              5.750% 05/01/15........  Aaa       AAA       3,262
   1,000    Leslie, Michigan, Public
              Schools Ingham and
              Jackson Counties, GO
              Refunding, Series 1995,
              (AMBAC Insured),
              Prerefunded
              05/01/05 @101,
              6.000% 05/01/15........  Aaa       AAA       1,098
   3,000    Michigan State,
              Comprehensive
              Transportation Revenue
              Refunding, Series
              1996A,
              (MBIA Insured),
              5.250% 08/01/13........  Aaa       AAA       3,113
   3,435    Michigan State,
              Environmental
              Protection Program GO,
              Series 1992,
              6.250% 11/01/12........  Aaa       AAA       3,979
   7,880    Michigan State, Hospital
              Finance Authority
              Revenue, (Henry Ford
              Health Systems Project)
              Series 1999A,
              6.000% 11/15/19........  A1        AA-       8,142
   2,000    Michigan State, Trunk
              Line Revenue, Series
              1994A, (FGIC-TCRS
              Insured),
              Prerefunded
              11/15/04 @ 102,
              5.625% 11/15/14........  Aaa       AAA       2,178
                                                        --------
                                                          27,908
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MISSISSIPPI -- 1.2%
 $ 5,000    Adams County,
              Mississippi, PCR,
              (International Paper
              Company Project)
              Series 1994A,
              5.500% 12/01/05........  Baa1      BBB+   $  5,129
   3,000    Lowndes County,
              Mississippi, Solid
              Waste Disposal PCR
              Refunding,
              (Weyerhaeuser Company
              Project) Series 1992A,
              6.800% 04/01/22........  A3        A         3,362
   2,200    Mississippi, Hospital
              Equipment and
              Facilities Improvement
              Authority, Revenue
              Refunding, (North
              Mississippi Health
              Services Project)
              Series 1993-1,
              (AMBAC Insured),
              5.400% 05/15/04........  Aaa       AAA       2,308
                                                        --------
                                                          10,799
                                                        --------
            MISSOURI -- 5.1%
   1,000    Independence, Missouri,
              School District, GO,
              Series 1991,
              6.250% 03/01/11........  A3        NR        1,153
   1,450    Jefferson City, Missouri,
              School District,
              Series 1991A,
              6.700% 03/01/11........  Aa2       NR        1,695
   1,500    Kansas City, Missouri,
              Water Revenue,
              Series 1994D,
              Prerefunded
              12/01/04 @ 100,
              6.600% 12/01/14........  Aa3       AA        1,657
   1,600    Mehlville, Missouri,
              School District Number
              R9, GO Refunding,
              Series 1993,
              (MBIA Insured),
              Prerefunded
              02/15/03 @ 102,
              6.000% 02/15/13........  Aaa       AAA       1,706
   3,425    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority, PCR
              Refunding, (Associated
              Electrical Cooperation
              Thomas Hill Project)
              Series 1996,
              5.500% 12/01/10........  A1        AA        3,667

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 2,000    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority, PCR
              Refunding, (Associated
              Electrical Cooperation
              Thomas Hill Project)
              Series 1996,
              5.500% 12/01/11........  A1        AA     $  2,133
   1,000    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority,
              State Revolving Fund,
              Water PCR, (Kansas City
              Project) Series 1996A,
              5.750% 01/01/16........  Aaa       NR        1,053
   1,000    Missouri State,
              Environmental
              Improvement and Energy
              Resources Authority,
              Water PCR, Series
              1994A,
              6.050% 07/01/15........  Aaa       NR        1,062
   4,000    Missouri State,
              Environmental
              Improvement and Energy
              Resources Authority,
              Water PCR, Series
              1995C,
              6.000% 01/01/16........  Aaa       NR        4,220
   4,065    Missouri State, GO,
              Series 1995,
              5.600% 04/01/15........  Aaa       AAA       4,299
   3,000    Missouri State, Health
              and Educational
              Facilities Authority,
              Educational Facilities
              Revenue, (Washington
              University Project)
              Series 1998A,
              5.000% 11/15/37........  Aa1       AA+       2,878
   1,200    Missouri State, Health
              and Educational
              Facilities Authority,
              Health Facilities
              Revenue, (Barnes-Jewish
              Inc., Christian
              Project)
              Series 1993A,
              5.200% 05/15/11........  Aa3       AA        1,265
   6,000    Missouri State, Health
              and Educational
              Facilities Authority,
              Revenue, (BJC Health
              System Project)
              Series 1998,
              5.000% 05/15/38........  Aa3       AA        5,546

                       SEE NOTES TO FINANCIAL STATEMENTS.
 126

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 1,245    Missouri State, Housing
              Development Commission,
              Single-Family Mortgage
              Revenue, (Homeowner
              Loan Project)
              Series 1995A, AMT,
              (GNMA/FHA/VA COLL),
              6.100% 09/01/14........  NR        AAA    $  1,315
   1,625    Missouri State, Water
              Pollution Control GO,
              Series 1995A,
              5.600% 04/01/15........  Aaa       AAA       1,718
   1,850    Ritenour, Missouri,
              School District GO
              Refunding,
              Series 1992A,
              (FGIC Insured),
              6.000% 02/01/10........  Aaa       AAA       1,925
   1,600    Rolla, Missouri, School
              District Number 31, GO
              Refunding,
              Series 1994,
              Prerefunded
              03/01/04 @ 100,
              6.375% 03/01/14........  A         NR        1,727
   3,500    Sikeston, Missouri,
              Electrical Revenue
              Refunding,
              Series 1992,
              (MBIA Insured),
              6.100% 06/01/07........  Aaa       AAA       3,908
   1,000    St. Louis, Missouri,
              Industrial Development
              Authority, PCR
              Refunding, (Anheuser
              Bush Company Project)
              Series 1991,
              6.650% 05/01/16........  A1        A+        1,187
   2,240    University City,
              Missouri, GO, Series
              1994, (MBIA Insured),
              6.200% 02/15/14........  Aaa       AAA       2,403
   1,000    West Platte, Missouri,
              School District Number
              R-11, GO,
              Series 1995,
              (MBIA Insured),
              5.850% 03/01/15........  Aaa       AAA       1,081
                                                        --------
                                                          47,598
                                                        --------
            MONTANA -- 0.7%
   8,000    Lewis and Clark County,
              Montana, Environmental
              Facilities Revenue,
              (Asarco, Inc. Project)
              Series 1998, AMT,
              5.850% 10/01/33........  B3        BB        6,095
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NEBRASKA -- 0.2%
 $ 1,600    Omaha, Nebraska, Public
              Power District,
              Electric Revenue,
              Series 1992B,
              6.200% 02/01/17........  Aa2       NR     $  1,828
                                                        --------
            NEVADA -- 1.7%
   3,000    Las Vegas and Clark
              County, Nevada, Library
              District GO, Series
              1993,
              (FGIC Insured),
              6.000% 02/01/12........  Aaa       AAA       3,135
   3,585    Nevada State, GO,
              Series 1994,
              5.875% 09/01/12........  Aa2       AA        3,885
   4,000    Nevada State, GO,
              Series 1995A,
              5.500% 11/01/16........  Aa2       AA        4,128
   2,625    Nevada State, GO,
              Series 1995A,
              5.500% 11/01/17........  Aa2       AA        2,700
   2,000    Nevada State, Municipal
              Board GO, (Bank Project
              Number 40-41)
              Series 1993A,
              6.375% 12/01/17........  NR        AAA       2,119
                                                        --------
                                                          15,967
                                                        --------
            NEW JERSEY -- 0.7%
   2,500    New Jersey State, GO,
              Series 1986B,
              6.250% 01/15/05........  Aa1       AA+       2,727
     950    New Jersey State, Highway
              Authority, Garden State
              Parkway Generated
              Revenue, Series 1971,
              6.500% 01/01/11........  Aaa       AAA       1,064
   2,885    New Jersey, Financing
              Authority, Health Care
              Facilities Revenue,
              (Riverwood Center Inc.
              Project) Series 1991A,
              (FSA Insured),
              Prerefunded
              07/01/01 @ 102
              9.900% 07/01/21........  Aaa       AAA       2,990
                                                        --------
                                                           6,781
                                                        --------
            NEW MEXICO -- 0.2%
   1,890    New Mexico, Mortgage
              Finance Authority,
              Single-Family Mortgage
              Revenue,
              Series 1997C-2, AMT,
              (GNMA/FNMA/FHLMC COLL),
              6.050% 07/01/28........  Aaa       NR        1,951
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NEW YORK -- 1.4%
 $ 2,000    Municipal Assistance
              Corporation for New
              York City, New York,
              Revenue, Series 1996E,
              5.200% 07/01/08........  Aa1       AA+    $  2,128
   1,055    New York City, New York
              Industrial Development
              Agency Civic Facilities
              Revenue, (Polytechnic
              University Project)
              Series 2000,
              5.300% 11/01/09........  Baa3      BBB-      1,094
   1,250    New York City, New York,
              Municipal Water Finance
              Authority, Water and
              Sewer Systems Revenue,
              Series 1997B,
              5.750% 06/15/29........  Aa2       AA        1,312
   4,000    New York State, Energy
              Research and
              Development Authority,
              Facilities Revenue
              Refunding,
              (Consolidated Edison
              Company Project)
              Series 1995A,
              6.100% 08/15/20++......  A1        A+        4,240
   2,390    New York State, Local
              Government Assistance
              Corporation, Revenue,
              Series 1995A,
              6.000% 04/01/16........  A3        AA-       2,548
   1,750    New York, New York, City
              Municipal Water
              Financing Authority,
              Water and Sewer Systems
              Revenue, Series 1998D,
              4.750% 06/15/12........  Aa2       AA        1,782
                                                        --------
                                                          13,104
                                                        --------
            NORTH CAROLINA -- 0.7%
   2,425    Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue Refunding,
              (Champion International
              Corporation Project)
              Series 1999, AMT,
              6.400% 11/01/24........  Baa1      NR        2,502
   2,500    North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp, Inc. Project)
              Series 1996,
              5.250% 05/01/26........  A1        AA-       2,455

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 2,000    University of North
              Carolina, Chapel Hill,
              University Revenue
              Refunding, Series 1996,
              5.000% 02/15/29........  A1        AA     $  1,888
                                                        --------
                                                           6,845
                                                        --------
            OHIO -- 4.3%
   2,500    Akron/Bath/Copley, Ohio,
              Joint Township Hospital
              District, Revenue,
              (Summa Hospital
              Project)
              Series 1998A,
              5.375% 11/15/18........  Baa1      NR        2,114
   7,240    Dayton, Ohio, Special
              Facilities Revenue
              Refunding, (Air Freight
              Corporation Project)
              Series 1993F,
              6.050% 10/01/09........  NR        BBB       7,284
  10,500    Dayton, Ohio, Special
              Facilities Revenue,
              (Air Freight
              Corporation Project)
              Series 1988D, AMT,
              6.200% 10/01/09........  NR        BBB      10,624
   3,025    Lakota, Ohio, School
              District GO, Series
              1994, (AMBAC Insured),
              Prerefunded
              12/01/05 @ 100,
              6.250% 12/01/14........  Aaa       AAA       3,361
   1,000    Lucas County, Ohio,
              Hospital Revenue,
              (Flower Hospital
              Project)
              Series 1993,
              Prerefunded 12/01/04 @
              101,
              6.125% 12/01/13++......  NR        NR        1,092
  10,000    Montgomery County, Ohio,
              Hospital Revenue,
              Series 1999,
              6.750% 04/01/22........  Baa1      BBB+     10,043
   9,155    Ohio State, Solid Waste
              Disposal, Revenue, (USG
              Corporation Project)
              Series 1997, AMT,
              5.600% 08/01/32........  Ba2       NR        5,707
                                                        --------
                                                          40,225
                                                        --------
            OKLAHOMA -- 0.5%
   2,770    Oklahoma State,
              Industrial Authority,
              Hospital Revenue,
              (Deaconess Health Care
              Project)
              Series 1997A,
              5.750% 10/01/17........  Baa2      BBB       2,454

                       SEE NOTES TO FINANCIAL STATEMENTS.
 128

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            OKLAHOMA -- (CONTINUED)
 $ 3,000    Oklahoma, Development
              Finance Authority,
              Revenue Refunding,
              (Hillcrest Healthcare
              Center Inc. Project)
              Series 1999A,
              5.000% 08/15/08........  B2        B-     $  2,067
                                                        --------
                                                           4,521
                                                        --------
            OREGON -- 0.2%
   2,000    Chemeketa, Oregon,
              Community College
              District, GO, Series
              1996,
              (FGIC Insured),
              Prerefunded
              06/01/06 @ 100,
              5.800% 06/01/12........  Aaa       AAA       2,194
                                                        --------
            PENNSYLVANIA -- 2.2%
   3,480    Butler, Pennsylvania,
              Area School District,
              State Aid Withholding
              GO,
              Series 1997,
              (FGIC Insured),
              Prerefunded
              11/15/07 @ 44.73,
              4.200%+ 11/15/21.......  Aaa       NR        1,182
   2,605    Pennsylvania State,
              Higher Educational
              Facilities Authority,
              Revenue, Series 1994,
              (AMBAC Insured),
              5.625% 06/15/19........  Aaa       AAA       2,656
  10,000    Pennsylvania, Economic
              Development Financing
              Authority Solid Waste
              Disposal Revenue, (USG
              Corporation Project)
              Series 1999, AMT,
              6.000% 06/01/31........  Ba2       BBB       6,661
   1,725    Philadelphia,
              Pennsylvania, Hospital
              and Higher Education
              Facilities Authority,
              Hospital Revenue,
              (Frankford Hospital
              Project)
              Series 1993A,
              6.000% 06/01/14........  A3        NR        1,811
   3,125    Philadelphia,
              Pennsylvania, Hospital
              and Higher Education
              Facilities Authority,
              Hospital Revenue,
              (Frankford Hospital
              Project)
              Series 1993A,
              6.000% 06/01/23........  A3        NR        3,226

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 4,800    Philadelphia,
              Pennsylvania,
              Industrial Development
              Authority, IDR
              Refunding, (Ashland Oil
              Inc. Project)
              Series 1993,
              5.700% 06/01/05........  Baa2      NR     $  4,926
                                                        --------
                                                          20,462
                                                        --------
            RHODE ISLAND -- 0.3%
   2,845    Rhode Island State,
              Consolidated Capital
              Development Loan GO,
              Series 1996A,
              (MBIA Insured),
              5.600% 08/01/10........  Aaa       AAA       3,119
                                                        --------
            SOUTH CAROLINA -- 3.2%
   5,000    Georgetown County, South
              Carolina, Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project)
              Series 2000A,
              (GTY-AGMT),
              5.950% 03/15/14........  Baa1      BBB+      5,150
   5,000    Greenville, South
              Carolina, Hospital
              Facilities Revenue,
              Series 2001,
              5.500% 05/01/26(a).....  Aaa       AAA       5,104
   8,085    South Carolina State,
              State School
              Facilities, GO, Series
              2001A,
              3.500% 01/01/16........  Aaa       AAA       6,898
   1,110    South Carolina, Jobs
              Economic Development
              Authority, Economic
              Development Revenue,
              (Valley Proteins Inc.
              Project) Series 1995,
              (Harris Bank LOC),
              3.600% 04/01/10........  NR        A-1+      1,110
   1,675    South Carolina, State
              Housing Finance and
              Development Authority,
              Revenue, (Homeownership
              Mortgage Purchase
              Project) Series 1994A,
              6.375% 07/01/16........  Aa2       AA        1,766
   3,500    South Carolina, State
              Public Services
              Authority, Revenue
              Refunding,
              Series 1995B,
              (FGIC Insured),
              5.875% 01/01/19........  Aaa       AAA       3,708

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 2,000    Spartanburg County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (BMW U.S.
              Capital Corporation
              Project) Series 1994,
              AMT, (GTY-AGMT),
              7.550% 11/01/24........  NR        NR     $  2,109
   4,450    York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24........  Baa2      BBB       4,147
                                                        --------
                                                          29,992
                                                        --------
            TENNESSEE -- 1.9%
   6,000    Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19........  Baa1      NR        5,856
   3,000    Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors Corporation --
              Saturn Corporation
              Project) Series 1994,
              6.500% 09/01/24++......  A2        A         3,204
   2,750    McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.400% 12/01/22........  Baa3      BBB       2,844
   1,000    Memphis, Tennessee, GO
              Refunding, Series 1996,
              5.200% 11/01/10........  Aa2       AA        1,047
   2,500    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer Systems
              Revenue Refunding,
              Series 1993,
              (FGIC Insured),
              5.200% 01/01/13........  Aaa       AAA       2,663

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 2,000    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer Systems
              Revenue Refunding,
              Series 1996,
              (MBIA Insured),
              5.500% 01/01/14........  Aaa       AAA    $  2,112
                                                        --------
                                                          17,726
                                                        --------
            TEXAS -- 9.9%
   6,000    Alliance Airport
              Authority Inc., Texas,
              Special Facilities
              Revenue, (American
              Corporation -- American
              Airlines Inc. Project)
              Series 1991, AMT,
              7.000% 12/01/11........  Baa1      BBB-      6,614
   2,000    Arlington, Texas,
              Independent School
              District, GO, Series
              1991,
              (PSF-GTD),
              6.500% 08/15/03........  Aaa       NR        2,136
   4,238    Austin, Texas, Utilities
              System Revenue,
              Series 1986,
              Prerefunded
              11/15/01 @ 100,
              7.300% 05/15/17........  Aaa       AAA       4,347
   1,600    Austin, Texas, Utilities
              System Revenue,
              Series 1987,
              Prerefunded
              05/15/02 @ 100,
              8.625% 11/15/12........  Aaa       AAA       1,695
      85    Austin, Texas, Water
              Sewer and Electric
              Revenue Refunding,
              Series 1982,
              14.000% 11/15/01.......  A2        A            89
     345    Austin, Texas, Water
              Sewer and Electric
              Revenue Refunding,
              Unrefunded Balance,
              Series 1982,
              14.000% 11/15/01.......  A2        A           357
   2,470    Beaumont, Texas,
              Independent School
              District GO, Series
              1996, (PSF-GTD),
              5.000% 02/15/17........  Aaa       AAA       2,464
   1,540    Bexar, Texas,
              Metropolitan Water
              District, Waterworks
              Revenue, Series 1995,
              (MBIA Insured),
              Prerefunded
              05/01/05 @ 102,
              6.000% 05/01/15........  Aaa       AAA       1,704

                       SEE NOTES TO FINANCIAL STATEMENTS.
 130

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,070    Bexar, Texas,
              Metropolitan Water
              District, Waterworks
              Revenue, Unrefunded
              Balance, Series 1995,
              (MBIA Insured),
              6.000% 05/01/15........  Aaa       AAA    $  2,242
   1,000    Brazos River Authority,
              Texas, Revenue
              Refunding, (Houston
              Light and Power Company
              Project) Series 1992B,
              (MBIA Insured),
              6.375% 04/01/12........  Aaa       AAA       1,058
   1,540    Comal, Texas, Independent
              School District GO,
              Series 1996A,
              (PSF-GTD),
              5.600% 02/01/10........  Aaa       AAA       1,629
   1,275    Cypress-Fairbanks, Texas,
              Independent School
              District GO, Series
              1995, (PSF-GTD),
              Prerefunded 02/15/05 @
              100,
              5.750% 02/15/16........  Aaa       AAA       1,373
   4,805    Cypress-Fairbanks, Texas,
              Independent School
              District GO, Unrefunded
              Balance, Series 1993A,
              (PSF-GTD),
              5.500% 02/15/11........  Aaa       AAA       4,901
   1,750    Dallas County, Texas, GO,
              Series 1996,
              5.250% 08/15/16........  Aaa       AAA       1,792
   1,510    Dallas, Texas,
              Independent School
              District GO, Series
              1995, (PSF-GTD),
              Prerefunded 08/15/05 @
              100,
              5.700% 08/15/12........  Aaa       AAA       1,637
   6,000    Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              Mandatory Put 11/01/07
              @ 100,
              6.150% 05/01/29........  Baa1      BBB-      6,213
   1,075    Denton, Texas, Utility
              Systems Revenue
              Refunding, Series
              1996A,
              (MBIA Insured),
              5.700% 12/01/10........  Aaa       AAA       1,150
   1,000    Harris County, Texas, GO,
              Series 1984,
              7.800% 01/01/03........  Aaa       AAA       1,075

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,335    Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue,
              (Memorial Herman
              Hospital Systems
              Project) Series 1998,
              (FSA Insured),
              5.500% 06/01/11........  Aaa       AAA    $  3,568
   4,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue,
              (Memorial Hospital
              Systems Project) Series
              1997A,
              (MBIA Insured),
              4.875% 06/01/05........  Aaa       AAA       4,150
   5,000    Houston, Texas, Airport
              Systems Revenue, Series
              1998B,
              AMT, (FGIC Insured),
              5.000% 07/01/16........  Aaa       AAA       4,906
   5,000    Lubbock, Texas, Health
              Facilities Development
              Authority, Corporate
              Revenue, (St. Joseph
              Health Systems Project)
              Series 1998,
              (FSA Insured),
              5.000% 07/01/07........  Aaa       AAA       5,232
   1,500    Lubbock, Texas, Health
              Facilities Development
              Corporation, Revenue,
              (St. Joseph Health
              Systems Project)
              Series 1993,
              5.500% 07/01/14........  Aa3       AA-       1,514
   2,000    North Central Texas,
              Health Facilities
              Development
              Corporation, Hospital
              Revenue, (Presbyterian
              Healthcare Project)
              Series 1991A,
              6.625% 06/01/11........  Aaa       NR        2,328
   4,500    Port of Bay City
              Authority, Texas,
              Matagorda County
              Revenue, (Hoechst
              Celanese Corporation
              Project), Series 1996,
              AMT,
              6.500% 05/01/26........  Baa2      A+        4,530
   4,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991,
              (AMBAC Insured),
              5.200% 07/01/11........  Aaa       NR        4,159

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,000    San Antonio, Texas,
              Electric and Gas
              Revenue, Series 1995,
              (MBIA Insured),
              5.375% 02/01/18........  Aaa       AAA    $  3,054
   2,000    San Antonio, Texas, GO,
              Series 1996,
              5.250% 08/01/15........  Aa2       AA+       2,034
   1,720    San Antonio, Texas, Water
              Revenue, Series 1992,
              Prerefunded
              05/15/02 @ 102,
              6.500% 05/15/10........  Aaa       AAA       1,816
   2,855    Spring Branch, Texas,
              Independent School
              District GO, Series
              1995,
              (PSF-GTD),
              6.000% 02/01/17........  Aaa       AAA       2,974
   2,000    Texas City, Texas, IDR
              Refunding, (Atlantic
              Richfield Company
              Project) Series 1990,
              7.375% 10/01/20........  Aa2       AA+       2,522
   3,000    Texas State, GO
              Refunding,
              Series 1996B,
              Prerefunded
              10/01/06 @ 100,
              5.750% 10/01/15........  Aa1       AAA       3,302
   1,000    Texas State, GO, Series
              1996,
              5.500% 08/01/15........  Aa1       AA        1,037
   2,000    Texas, Guadalupe Blanco
              River Authority,
              Revenue Refunding,
              (Standard Oil Company
              Project) Series 1983,
              6.550% 05/01/13........  P1        NR        2,111
                                                        --------
                                                          91,713
                                                        --------
            UTAH -- 2.7%
   2,000    Emery County, Utah, PCR
              Refunding, (Pacificorp
              Project) Series 1993A,
              (AMBAC Insured),
              5.650% 11/01/23........  Aaa       AAA       2,040
  15,300    Murray City, Utah,
              Hospital Revenue
              Refunding, (IHC Health
              Services, Inc. Project)
              Series 1996,
              (MBIA Insured),
              5.000% 05/15/22........  Aaa       AAA      14,626
   1,945    Provo, Utah, Electric
              Revenue, Series 1980,
              10.125% 04/01/15.......  Aaa       AAA       2,726

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            UTAH -- (CONTINUED)
 $ 3,000    Salt Lake City, Utah,
              Water and Sewer
              Revenue, Series 1994,
              (AMBAC Insured),
              Prerefunded
              02/01/04 @ 100,
              6.100% 02/01/14........  Aaa       AAA    $  3,208
   2,500    Utah, County Hospital
              Revenue, Series 1997,
              (MBIA Insured),
              5.250% 08/15/26........  Aaa       AAA       2,469
                                                        --------
                                                          25,069
                                                        --------
            VERMONT -- 0.2%
   1,985    Vermont, Municipal Bond
              Bank, Revenue,
              Series 1996-1,
              (AMBAC Insured),
              5.750% 12/01/15........  Aaa       AAA       2,125
                                                        --------
            VIRGINIA -- 2.1%
   2,000    Covington-Allegheny
              County, Virginia, IDR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              6.650% 09/01/18........  Baa1      BBB+      2,089
   9,600    Fairfax County, Virginia,
              Water Authority, Water
              Revenue Refunding,
              Series 1997,
              5.000% 04/01/29........  Aa1       AAA       9,401
   2,830    Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22........  Aa1       AAA       3,062
   1,000    Norfolk, Virginia,
              Capital Improvement GO,
              Series 1997,
              (FGIC Insured),
              5.375% 06/01/15........  Aaa       AAA       1,047
   1,600    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series 1995,
              (MBIA Insured),
              5.700% 01/01/14........  Aaa       AAA       1,669
   2,000    Virginia State, Resource
              Authority, Systems
              Revenue Refunding,
              Series 1998,
              5.000% 05/01/22........  NR        AA        1,975
                                                        --------
                                                          19,243
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 132

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            WASHINGTON -- 11.3%
 $10,000    Chelan County,
              Washington, Development
              Corporation, PCR
              Refunding, (Alcoa, Inc.
              Project) Series 1995,
              5.850% 12/01/31........  A1        A+     $ 10,311
   2,310    Chelan County,
              Washington, Public
              Utilities District
              Division III, Revenue,
              Series 1997A,
              AMT, Mandatory Put
              07/01/09 @ 100,
              5.600% 07/01/32........  Aa2       AA        2,302
   2,480    Clark County, Washington,
              Sewer Revenue, Series
              1996,
              (MBIA Insured),
              5.800% 12/01/11........  Aaa       AAA       2,736
   1,035    King County, Washington,
              Library Systems GO,
              Series 1992,
              6.150% 12/01/10........  Aa        NR        1,130
   2,000    King County, Washington,
              School District Number
              415, GO, Series 1996,
              (FSA Insured),
              5.800% 06/01/13........  Aaa       AAA       2,120
   3,000    King County, Washington,
              Sewer GO Refunding,
              Series 1996C,
              5.250% 01/01/17........  Aa1       AA+       3,047
   7,150    Pierce County,
              Washington, Economic
              Development Revenue,
              (Occidental Petroleum
              Corporation Project)
              Series 1993, AMT,
              5.800% 09/01/29........  Baa3      BBB-      6,505
   2,405    Port Seattle, Washington,
              GO, Series 2000, AMT,
              6.000% 12/01/11........  Aa1       AA+       2,661
   1,600    Seattle, Washington, GO
              Refunding, Series 1993,
              5.650% 01/01/20........  Aa3       AA        1,637
   4,365    Seattle, Washington, GO,
              Series 1996A,
              5.625% 01/15/10........  Aa1       AA+       4,620
   1,795    Seattle, Washington, GO,
              Series 1997,
              5.300% 08/01/17........  Aa1       AA+       1,826
   2,530    Seattle, Washington,
              Municipal Light and
              Power Revenue, Series
              1994,
              Prerefunded
              07/01/04 @ 102,
              6.625% 07/01/16........  Aa3       AA-       2,814

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 6,100    Seattle, Washington,
              Water Systems Revenue
              Refunding, Series 1993,
              5.500% 06/01/18........  Aa2       AA     $  6,218
   1,525    Skagit County,
              Washington, School
              District Number 320, GO
              Refunding, Series 1996,
              (FGIC Insured),
              5.500% 12/01/12........  Aaa       AAA       1,602
   2,000    Tacoma, Washington,
              Conservation Systems
              Project Revenue,
              Series 1994,
              6.600% 01/01/15........  Aa1       AA-       2,171
   2,000    Tacoma, Washington,
              Electric System
              Revenue,
              Series 1997,
              (AMBAC Insured),
              5.250% 01/01/15........  Aaa       AAA       2,043
  12,700    Washington State, GO,
              Series 1990A,
              6.750% 02/01/15........  Aa1       AA+      15,412
      45    Washington State, GO,
              Series 1992-93A,
              Prerefunded
              10/01/08 @ 100,
              5.750% 10/01/12........  Aa1       AA+          51
   1,155    Washington State, GO,
              Series 1992A,
              6.250% 02/01/11........  Aa1       AA+       1,314
  17,845    Washington State, GO,
              Series 2000A,
              5.625% 07/01/21........  Aa1       AA+      18,669
   2,955    Washington State, GO,
              Unrefunded Balance,
              Series 1992-93A,
              5.750% 10/01/12........                      3,326
   3,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1993B,
              (FSA Insured),
              5.400% 07/01/05++......  Aaa       AAA       3,189
   5,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1996A,
              (MBIA Insured),
              5.750% 07/01/11........  Aaa       AAA       5,402
   1,400    Washington State, Public
              Power Supply Systems
              Revenue, (Nuclear
              Project Number 1)
              Series 1990,
              7.250% 07/01/09........  Aa1       AA-       1,618

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 1,600    Washington State, Public
              Power Supply Systems
              Revenue, (Nuclear
              Project Number 2)
              Series 1990,
              7.250% 07/01/06........  Aa1       AA-    $  1,836
                                                        --------
                                                         104,560
                                                        --------
            WEST VIRGINIA -- 0.5%
   1,450    Jefferson County, West
              Virginia, Board of
              Education, GO,
              Series 1989,
              (FGIC Insured),
              6.850% 07/01/07........  Aaa       AAA       1,684
   1,560    Jefferson County, West
              Virginia, Board of
              Education, GO,
              Series 1989,
              (FGIC Insured),
              6.850% 07/01/08........  Aaa       AAA       1,833
   1,000    West Virginia University,
              State University
              Systems Revenue,
              (Marshall University
              Library Project)
              Series 1996,
              (AMBAC Insured),
              5.750% 04/01/16........  Aaa       AAA       1,053
                                                        --------
                                                           4,570
                                                        --------
            WISCONSIN -- 3.7%
   3,000    Menomonee Falls,
              Wisconsin, Sewer
              Systems Revenue, Series
              1996A,
              (AMBAC Insured),
              5.650% 05/01/16........  Aaa       AAA       3,132
   2,170    Nekoosa, Wisconsin, PCR,
              (Nekoosa Papers Inc.
              Project) Series 1999A,
              5.350% 07/01/15........  Baa3      NR        1,974
   5,750    Nekoosa, Wisconsin, PCR,
              (Nekoosa Papers Inc.
              Project) Series 1999B,
              5.500% 07/01/15........  Baa3      NR        5,273
   2,000    Plover, Wisconsin Water
              Systems Revenue BAN,
              Series 2000,
              4.700% 12/01/02........  MIG1      NR        2,011

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
 $ 2,850    Wisconsin State, Clean
              Water Revenue, Series
              1997-1,
              5.500% 06/01/15........  Aa        AA+    $  3,098
   1,000    Wisconsin State, GO
              Refunding, Series
              1993-1,
              5.800% 11/01/08........  Aa2       AA        1,111
  11,000    Wisconsin State, Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora Health
              Care Inc. Project)
              Series 1999A,
              5.600% 02/15/29........  NR        BBB+      9,436
   3,500    Wisconsin State, Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora Health
              Care Project) Series
              1999B,
              5.500% 02/15/15........  NR        BBB+      3,232
   5,500    Wisconsin State, Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora Health
              Care Project) Series
              1999B,
              5.625% 02/15/20........  NR        BBB+      4,922
                                                        --------
                                                          34,189
                                                        --------
            WYOMING -- 1.4%
   2,300    Campbell County, Wyoming,
              School District Number
              001-Gillette, GO,
              Series 1996,
              (SCH BD GTY),
              5.550% 06/01/06........  Aaa       AAA       2,468
  10,000    Wyoming, Student Loan
              Corporation, Revenue
              Refunding, Series
              1999A,
              6.250% 06/01/29........  NR        AA       10,545
                                                        --------
                                                          13,013
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $870,394)........................    921,992
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 134

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

 SHARES                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.5%
              (Cost $4,850)
    4,850   Nations Municipal Reserves#..........   $  4,850
                                                    --------
            TOTAL INVESTMENTS
              (Cost $875,244*)............   99.6%   926,842
                                                    --------
            OTHER ASSETS AND LIABILITIES
              (NET).......................    0.4%
            Cash.................................   $      1
            Receivable for Fund shares sold......      2,302
            Interest receivable..................     15,210
            Payable for Fund shares redeemed.....     (4,390)
            Investment advisory fee payable......       (258)
            Administration fee payable...........       (159)
            Shareholder servicing and
              distribution fees payable..........        (17)
            Distributions payable................     (3,749)
            Payable for investment securities
              purchased..........................     (5,125)
            Accrued Trustees' fees and
              expenses...........................        (30)
            Accrued expenses and other
              liabilities........................       (177)
                                                    --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..............................      3,608
                                                    --------
            NET ASSETS....................  100.0%  $930,450
                                                    ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income.............................   $  1,128
            Accumulated net realized loss on
              investments sold...................     (2,143)
            Net unrealized appreciation of
              investments........................     51,598
            Paid-in capital......................    879,867
                                                    --------
            NET ASSETS...........................   $930,450
                                                    ========


                                                     VALUE
------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($881,611,227 / 79,160,719 shares
              outstanding).......................     $11.14
                                                      =====

            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($38,590,900 / 3,465,717
              shares outstanding)................     $11.14
                                                      =====

            Maximum sales charge.................      4.75%
            Maximum offering price per share.....     $11.69
            INVESTOR B SHARES:
            Net asset value and offering price
              per share** ($8,930,527 / 802,026
              shares outstanding)................     $11.13
                                                      =====

            INVESTOR C SHARES:
            Net asset value and offering price
              per share** ($1,317,593 / 118,308
              shares outstanding)................     $11.14
                                                      =====


---------------

 * Federal Income Tax Information: Net unrealized appreciation of $51,592 on investment securities was comprised of gross appreciation of $59,652 and gross depreciation of $8,060 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $875,250.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 ++ All or a portion of security segregated as collateral for "when issued" securities.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when issued" basis.

Nations Municipal Income Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   MBIA                                                                   13.80%

Nations Municipal Income Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   Industrial Development Revenue/
     Pollution Control Revenue                                            18.98%
   Hospital Revenue                                                       11.57%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.8%
            CALIFORNIA -- 93.1%
 $2,000     ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000A, AMT, (GTY-AGMT),
              Mandatory Put
              8/15/08 @ 100,
              6.400% 08/15/30........  Baa2      BBB    $  2,082
    660     ABAG Finance Corporation,
              California,
              Certificates of
              Participation, (ABAG
              XXVI Project) Series
              1992A,
              6.250% 06/01/11........  NR        A           669
  3,000     Alameda County,
              California,
              Certificates of
              Participation,
              Refunding, (Santa Rita
              Jail Project) Series
              1993, (MBIA Insured),
              5.700% 12/01/14........  Aaa       AAA       3,214
  5,000     Beverly Hills,
              California, Public
              Financing Authority,
              Lease Revenue, (Capital
              Imports Project) Series
              1998A,
              5.000% 06/01/23........  Aa3       AA-       4,940
  1,185     Bodega Bay, California,
              Fire Protection
              District, Certificates
              of Participation, (Fire
              Station Project) Series
              1996,
              6.450% 10/01/31........  NR        BBB-      1,274
  1,000     California Health
              Facilities Financing
              Authority, Revenue
              Refunding, (Adventist
              Health Project) Series
              1991A, (MBIA Insured),
              7.000% 03/01/13........  Aaa       AAA       1,023
  1,000     California Health
              Facilities Financing
              Authority, Revenue,
              (Adventist Health
              Systems/Sunbelt West
              Project) Series 1991B,
              (MBIA Insured),
              6.500% 03/01/07........  Aaa       AAA       1,023
  1,500     California Health
              Facilities Financing
              Authority, Revenue,
              (Cedars-Sinai Medical
              Center) Series 1999A,
              6.125% 12/01/19........  A3        NR        1,602

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,000     California Health
              Facilities Financing
              Authority, Revenue,
              (Kaiser Permanente
              Project) Series 1998A,
              (FSA Insured),
              5.000% 06/01/24........  Aaa       AAA    $  2,943
  2,000     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1994F-3, AMT,
              (MBIA/FHA/VA Insured),
              6.100% 08/01/15........  Aaa       AAA       2,056
  2,750     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1997I, AMT,
              (MBIA Insured),
              5.650% 08/01/17........  Aaa       AAA       2,864
  3,000     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1997I, AMT,
              (MBIA Insured),
              5.750% 02/01/29........  Aaa       AAA       3,085
  2,050     California Housing
              Finance Agency,
              Single-Family Mortgage
              Revenue, Series
              1997B-3, Class I, AMT,
              (FHA Insured),
              5.400% 08/01/28........  Aaa       AAA       2,078
  1,000     California Pollution
              Control Financing
              Authority, PCR,
              (Pacific Gas and
              Electric Company
              Project) Series 1992A,
              AMT,
              6.625% 06/01/09........  B3        CCC         910
  1,000     California Pollution
              Control Financing
              Authority, PCR,
              (Southern California
              Edison Company Project)
              Series 1992B, AMT,
              6.400% 12/01/24........  B3        CC          890
  3,000     California State,
              Department of Water
              Resources, Water
              Systems Revenue,
              (Center Valley Project)
              Series 1993L,
              5.700% 12/01/16........  Aa2       AA        3,109
  2,000     California State,
              Department of Water
              Resources, Water
              Systems Revenue,
              (Center Valley Project)
              Series 1997S,
              5.000% 12/01/17........  Aa2       AA        2,023

                       SEE NOTES TO FINANCIAL STATEMENTS.
 136

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     California State, GO,
              (For Previous Veterans
              Project) Series 2000BJ,
              AMT,
              5.650% 12/01/24........  Aa2       AA     $  2,033
  2,000     California State, GO,
              Series 2000,
              5.250% 09/01/24........  Aa2       AA        2,028
  3,000     California State, GO,
              Series 2000,
              5.625% 05/01/26........  Aa2       AA        3,162
  4,000     California State, Public
              Works Board, Lease
              Revenue, (Department of
              Corrections State
              Prison Project) Series
              1993E,
              5.500% 06/01/19........  Aa3       AA-       4,106
  3,000     California, Statewide
              Communities Development
              Authority, Apartment
              Development Revenue
              Refunding, (Irvine
              Apartment Communities
              Project) Series
              1998A-4, Mandatory Put
              05/15/13 @ 100,
              5.250% 05/15/25........  Baa2      BBB       3,011
  3,000     California, Statewide
              Communities Development
              Authority, Revenue
              Certificates of
              Participation, (John
              Muir/ Mount Diablo
              Health Systems Project)
              Series 1997, (MBIA
              Insured),
              5.125% 08/15/17........  Aaa       AAA       3,060
  1,500     Caochella Valley,
              California, Park and
              Recreation District
              Improvement Board
              Revenue Refunding,
              (Reassessment District
              94-1-INDIO Project)
              Series 1994, (MBIA
              Insured),
              6.200% 09/02/16........  Aaa       AAA       1,634
  1,615     Central Valley Financing
              Authority, California,
              Cogeneration Project
              Revenue Refunding,
              (Carson Ice-General
              Project) Series 1998,
              (MBIA Insured),
              5.250% 07/01/12........  Aaa       AAA       1,720
  3,000     Central Valley,
              California, Financing
              Authority, Revenue,
              (Carson Ice Project)
              Series 1993,
              6.000% 07/01/09........  NR        BBB       3,126

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $  495     Chino, California,
              Unified School
              District, Certificates
              of Participation, (Land
              Acquisition Project)
              Series 1994A, (FSA
              Insured),
              6.600% 09/01/14........  Aaa       AAA    $    516
  1,250     Del Mar, California, Race
              Track Authority,
              Revenue Refunding,
              Series 1996,
              6.000% 08/15/06........  NR        NR        1,289
  1,200     Del Mar, California, Race
              Track Authority,
              Revenue Refunding,
              Series 1996,
              6.000% 08/15/08........  NR        NR        1,240
  1,000     Del Mar, California, Race
              Track Authority,
              Revenue Refunding,
              Series 1996,
              6.200% 08/15/11........  NR        NR        1,034
  2,000     East Bay Municipal
              Utilities District,
              California, Water
              Systems Revenue
              Refunding, Series 1996,
              (FGIC Insured),
              5.000% 06/01/16........  Aaa       AAA       2,037
  1,000     Eastern Municipal Water
              District, California,
              Water and Sewer
              Certificates of
              Participation, Series
              1991, (FGIC Insured),
              6.750% 07/01/12........  Aaa       AAA       1,225
  1,500     Elsinore Valley Municipal
              Water District,
              California,
              Certificates of
              Participation
              Refunding, Series
              1992A, (FGIC Insured),
              6.000% 07/01/12........  Aaa       AAA       1,739
    925     Emeryville, California,
              Public Financing
              Authority, Revenue,
              Unrefunded Balance,
              (Redevelopment Project)
              Series 1993A,
              6.500% 05/01/21........  NR        A-          955
  1,500     Escondido JT Powers
              Financing Authority,
              California, Lease
              Revenue, (California
              Center for the Arts
              Project) Series 1995,
              (AMBAC Insured),
              6.000% 09/01/18........  Aaa       AAA       1,637
  1,000     Foothill/Eastern Corridor
              Agency, California,
              Toll Road Revenue
              Refunding, Series 1999,
              5.750% 01/15/40........  Baa3      BBB-      1,007

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     Foothill/Eastern Corridor
              Agency, California,
              Toll Road Revenue
              Refunding, Series 1999,
              (MBIA Insured),
              5.125% 01/15/15........  Aaa       AAA    $  2,090
  1,965     Fremont, California,
              Public Financing
              Authority, Revenue,
              (Local Improvement
              District 39R Project)
              Series 1996,
              6.000% 09/01/11........  NR        NR        2,011
  5,000     Fresno, California, Sewer
              Revenue, Series
              1993A-1, (AMBAC
              Insured),
              6.250% 09/01/14........  Aaa       AAA       5,952
  1,000     Industry California Urban
              Development Agency, Tax
              Allocation Refunding,
              (Transportation
              Distribution Project)
              Series 1992-3,
              6.900% 11/01/16........  NR        A-        1,059
  2,000     Inland Empire,
              California, Solid Waste
              Authority, Revenue,
              (Landfill Improvement
              Financing Project)
              Series 1996B, AMT, (FSA
              Insured),
              6.250% 08/01/11........  Aaa       AAA       2,285
  3,050     Larkspur, California,
              School District GO,
              Series 2000A,
              5.250% 08/01/25........  Aa3       AA        3,099
  3,000     Long Beach, California
              Harbor Revenue, Series
              2000A, AMT,
              5.375% 05/15/24........  Aa3       AA-       3,024
  3,500     Los Angeles County,
              California,
              Metropolitan
              Transportation
              Authority, Sales Tax
              Revenue, Series 2000A,
              (FGIC Insured),
              5.250% 07/01/30........  Aaa       AAA       3,550
  2,500     Los Angeles County,
              California,
              Transportation
              Commission, Sales Tax
              Revenue, Refunding,
              Series 1991B,
              Prerefunded 07/01/01 @
              102,
              6.500% 07/01/13........  A1        AA        2,573
  3,000     Los Angeles, California,
              Convention and
              Exhibition Center
              Authority, Lease
              Revenue Refunding,
              Series 1993A, (MBIA-IBC
              Insured),
              6.000% 08/15/10........  Aaa       AAA       3,445

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,000     Los Angeles, California,
              Department of Water and
              Power, Waterworks
              Revenue, Series 2001A,
              5.125% 07/01/41........  Aa3       AA     $  2,926
  2,000     Los Angeles, California,
              GO, Series 1999B,
              5.250% 09/01/14........  Aa2       AA        2,116
  2,000     Los Angeles, California,
              Harbor Development
              Revenue, Series 1995B,
              AMT,
              6.625% 08/01/25........  Aa3       AA..      2,102
  3,750     Los Angeles, California,
              Parking Revenue, Series
              1999A, (AMBAC Insured),
              5.250% 05/01/29........  Aaa       AAA       3,798
  2,000     Manhattan Beach,
              California, Unified
              School District,
              Certificates of
              Participation, Series
              1995B, (MBIA Insured),
              6.500% 08/01/20##......  Aaa       AAA       2,224
  3,000     Metropolitan Water
              District of Southern
              California, Waterworks
              Revenue Refunding,
              Series 1993A,
              5.750% 07/01/21........  Aa2       AA        3,334
  1,000     Natomas, California,
              Unified School
              District, GO, Series
              1993A, (MBIA Insured),
              5.750% 09/01/17........  Aaa       AAA       1,038
  2,500     Northridge Water
              District, California,
              Revenue Certificates of
              Participation, Series
              1996, (AMBAC Insured),
              5.250% 02/01/18........  Aaa       AAA       2,557
  1,000     Oakland, California,
              State Building
              Authority, Lease
              Revenue, (Elihu M.
              Harris Project) Series
              1998A, (AMBAC Insured),
              5.000% 04/01/17........  Aaa       AAA       1,014
  1,500     Orange County,
              California, Airport
              Revenue Refunding,
              Series 1997, AMT, (MBIA
              Insured),
              5.500% 07/01/10........  Aaa       AAA       1,621

                       SEE NOTES TO FINANCIAL STATEMENTS.
 138

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,500     Pasadena, California,
              Community Development
              Commission,
              Multi-Family Housing
              Revenue, (Civic Center
              Project) Series 1991A,
              AMT, (FSA Insured),
              6.400% 12/01/12........  Aaa       AAA    $  2,612
  5,000     Port Oakland, California,
              Port Revenue Refunding,
              Series 1997H, AMT,
              (MBIA Insured),
              5.500% 11/01/15........  Aaa       AAA       5,225
  2,500     Poway, California,
              Certificates of
              Participation
              Refunding, (Poinsettia
              Mobilehome Park
              Project) Series 1992,
              (FSA Insured),
              6.375% 06/01/18........  Aaa       AAA       2,618
  2,000     Rancho, California, Water
              District, Financing
              Authority, Revenue
              Refunding, Series 1995,
              5.900% 11/01/15........  Aaa       AAA       2,150
  2,000     Sacramento County,
              California, Sanitation
              District Financing
              Authority, Revenue,
              Series 1993,
              Prerefunded 12/01/18 @
              100,
              4.750% 12/01/23........  Aaa       AA        1,986
  2,900     Sacramento, California,
              Power Authority
              Revenue, (Cogeneration
              Project) Series 1995,
              5.875% 07/01/15........  NR        BBB-      3,015
  2,000     San Diego, California,
              Special Tax, Community
              Facilities District No.
              1, Series 1995B,
              Prerefunded 09/01/05 @
              102,
              7.000% 09/01/15........  NR        NR        2,323
  1,135     San Francisco Bay Area,
              California, Rapid
              Transit District, Sales
              Tax Revenue, Series
              1998, (AMBAC Insured),
              5.000% 07/01/28........  Aaa       AAA       1,117
  3,000     San Francisco,
              California, City and
              County Airport
              Commission,
              International Airport
              Revenue, Series
              1996-2-10A, AMT, (MBIA
              Insured),
              5.700% 05/01/26........  Aaa       AAA       3,100

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,750     San Joaquin County,
              California,
              Certificates of
              Participation, (Capital
              Facilities Project)
              Series 1993, (MBIA
              Insured),
              5.500% 11/15/13........  Aaa       AAA    $  1,955
  3,000     San Joaquin Hills,
              California,
              Transportation Corridor
              Agency, Toll Road
              Revenue Refunding,
              Capital Appreciation,
              Series 1997A,
              6.260%+ 01/15/16.......  Baa3      BBB-      2,005
  3,670     San Jose Redevelopment
              Agency, California, Tax
              Allocation, (Merged
              Area Redevelopment
              Project) Series 1993,
              (MBIA Insured),
              6.000% 08/01/15........  Aaa       AAA       4,280
  3,000     San Jose, California,
              Financing Authority
              Revenue, (Convention
              Center Refunding
              Project) Series 1993C,
              6.400% 09/01/17........  Aa3       AA-       3,080
  2,000     San Mateo County,
              California, JT Powers
              Authority, Lease
              Revenue, (Capital
              Project) Series 1997A,
              (FSA Insured),
              5.125% 07/15/32........  Aaa       AAA       1,993
  1,000     Southern California Rapid
              Transit District,
              Certificates of
              Participation, (Workers
              Compensation Fund
              Project) Series 1990,
              (MBIA Insured),
              6.000% 07/01/10........  Aaa       AAA       1,032
  2,000     Southern California,
              Metropolitan Water
              District, Waterworks
              Revenue, Series 1997A,
              5.000% 07/01/26........  Aa2       AA        1,960
  1,000     Southern California,
              Public Power Authority,
              Power Revenue, Series
              1989,
              6.750% 07/01/13........  A2        A         1,204
  2,400     Tahoe Truckee,
              California, Unified
              School District, GO,
              District No. 2, Series
              1999A, (FGIC Insured),
              5.390%+ 08/01/24.......  Aaa       AAA         694

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,780     Tahoe Truckee,
              California, Unified
              School District, GO,
              Series 1999A, (FGIC
              Insured),
              5.370%+ 08/01/23.......  Aaa       AAA    $    545
  1,235     Union City, California,
              Community Redevelopment
              Agency, Tax Allocation,
              (Community
              Redevelopment Project)
              Series 1993, (AMBAC
              Insured),
              5.850% 10/01/23........  Aaa       AAA       1,289
  4,000     University of California,
              Hospital Revenue,
              (University of
              California Medical
              Center Project) Series
              1996, (AMBAC Insured),
              5.750% 07/01/24........  Aaa       AAA       4,198
  3,000     University of California,
              Hospital Revenue,
              (University of
              California Medical
              Center Project) Series
              1996, (AMBAC Insured),
              6.000% 07/01/26 .......  Aaa       AAA       3,191
  3,000     West Covina, California,
              Redevelopment Agency,
              Community Facilities
              District Special Tax,
              Refunding, (Fashion
              Plaza Project) Series
              1996,
              6.000% 09/01/17........  NR        A         3,351
  1,025     Westwood, California,
              Unified School
              District, GO, Series
              1996,
              6.500% 08/01/21........  NR        NR        1,083
                                                        --------
                                                         180,168
                                                        --------
            PUERTO RICO -- 5.7%
  1,500     Puerto Rico Commonwealth
              Infrastructure
              Financing Authority,
              Special Obligation,
              Series 2000A,
              5.500% 10/01/32........  Aaa       AAA       1,578

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            PUERTO RICO -- (CONTINUED)
 $4,000     Puerto Rico, Electric
              Power Authority, Power
              Revenue, Series 2000HH,
              (FSA Insured),
              5.250% 07/01/29........  Aaa       AAA    $  4,069
  5,000     Puerto Rico, Electric
              Power Authority,
              Revenue,
              6.000% 07/01/14........  Baa1      A-        5,348
                                                        --------
                                                          10,995
                                                        --------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $179,711)........................    191,163
                                                        --------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 0.8%
           (Cost $1,569)
 1,569   Nations Municipal Reserves#............      1,569
                                                   --------
         TOTAL INVESTMENTS
           (Cost $181,280*)..............   99.6%   192,732
                                                   --------
         OTHER ASSETS AND LIABILITIES
           (NET).........................    0.4%
         Cash...................................   $      1
         Receivable for Fund shares sold........        234
         Interest receivable....................      2,567
         Payable for Fund shares redeemed.......     (1,467)
         Investment advisory fee payable........        (53)
         Administration fee payable.............        (33)
         Shareholder servicing and distribution
           fees payable.........................        (38)
         Distributions payable..................       (405)
         Accrued Trustees' fees and expenses....        (19)
         Accrued expenses and other
           liabilities..........................        (32)
                                                   --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET)................................        755
                                                   --------
         NET ASSETS......................  100.0%  $193,487
                                                   ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income....   $    457
         Accumulated net realized gain on
           investments sold.....................        627
         Net unrealized appreciation of
           investments..........................     11,452
         Paid-in capital........................    180,951
                                                   --------
         NET ASSETS.............................   $193,487
                                                   ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 140

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001


                                                    VALUE
-----------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and
           redemption price per share
           ($37,284,553 / 5,001,443 shares
           outstanding).........................      $7.45
                                                      =====

         INVESTOR A SHARES:
         Net asset value and redemption price
           per share ($149,281,587 / 19,995,487
           shares outstanding)..................      $7.47
                                                      =====

         Maximum sales charge...................      4.75%
         Maximum offering price per share.......      $7.84
         INVESTOR B SHARES:
         Net asset value and offering price per
           share** ($5,729,381 / 767,143 shares
           outstanding).........................      $7.47
                                                      =====

         INVESTOR C SHARES:
         Net asset value and offering price per
           share** ($1,191,042 / 160,028 shares
           outstanding).........................      $7.44
                                                      =====


---------------

 * Federal Income Tax Information: Net unrealized appreciation of $11,452 on investment securities was comprised of gross appreciation of $11,811 and gross depreciation of $359 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $181,280.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

## Step Bond

Nations California Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   MBIA                                                                   22.55%
   AMBAC                                                                  12.79%

Nations California Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Lease Revenue                                                          18.47%
   Water Revenue                                                          14.99%
   Transportation Revenue                                                 10.43%
   Special Tax Revenue                                                    10.24%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.4%
            FLORIDA -- 93.7%
 $ 2,000    Alachua County, Florida,
              Health Facilities
              Authority, Revenue,
              (Shands Hospital at the
              University of Florida
              Project) Series 1992,
              (MBIA Insured),
              6.100% 12/01/05........  Aaa       AAA    $  2,084
   1,000    Bay County, Florida, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1998A,
              5.100% 09/01/12........  Baa1      BBB+      1,016
   1,000    Bay Medical Center,
              Florida, Hospital
              Revenue Refunding, (Bay
              Medical Center Project)
              Series 1996, (AMBAC
              Insured),
              5.000% 10/01/05........  Aaa       AAA       1,053
   2,000    Bay Medical Center,
              Florida, Hospital
              Revenue Refunding, (Bay
              Medical Center Project)
              Series 1996, (AMBAC
              Insured),
              5.450% 10/01/12........  Aaa       AAA       2,132
   1,470    Boca Raton, Florida, GO,
              Series 2000,
              5.000% 07/01/13........  Aaa       AAA       1,534
   2,000    Boca Raton, Florida,
              Water and Sewer Revenue
              Refunding, Series 1992,
              5.600% 10/01/04........  Aa2       AA-       2,078
   1,000    Brevard County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Wuesthoff
              Memorial Hospital
              Project) Series 1996,
              (MBIA Insured),
              6.250% 04/01/06........  Aaa       AAA       1,108
   1,000    Broward County, Florida,
              Gas Tax Revenue, Series
              1991, Prerefunded
              09/01/01 @ 101,
              6.400% 09/01/03........  A1        AA-       1,024
   3,000    Broward County, Florida,
              GO Refunding, Series
              1992C,
              6.200% 01/01/07........  Aa2       AA+       3,122
   2,000    Broward County, Florida,
              School District, GO
              Refunding, Series 1992,
              6.000% 02/15/07........  A1        AA-       2,074

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 2,000    Broward County, Florida,
              Solid Waste Systems
              Revenue, Series 1993A,
              (MBIA Insured),
              5.500% 07/01/04........  Aaa       AAA    $  2,117
   2,275    Clearwater, Florida,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1998,
              (FGIC Insured),
              4.740%+ 12/01/11.......  Aaa       AAA       1,380
   1,000    Clearwater, Florida,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1998,
              (FGIC Insured),
              4.990%+ 12/01/13.......  Aaa       AAA         535
   3,000    Clearwater, Florida,
              Water and Sewer
              Authority, Revenue,
              Series 1993, (AMBAC
              Insured),
              5.000% 12/01/02........  Aaa       AAA       3,085
   1,000    Collier County, Florida,
              Water and Sewer
              District, Revenue,
              Series 1992, (FGIC
              Insured),
              6.375% 07/01/10........  Aaa       AAA       1,059
   1,000    Dade County, Florida,
              Aviation Facility
              Revenue Refunding,
              Series 1994B, AMT,
              (AMBAC Insured),
              6.300% 10/01/05........  Aaa       AAA       1,102
   3,650    Dade County, Florida,
              Aviation Revenue,
              (Miami International
              Airport Project) Series
              1997B, AMT, (FSA
              Insured),
              5.000% 10/01/06........  Aaa       AAA       3,827
   2,300    Dade County, Florida,
              School District, GO
              Refunding, Series 1993,
              (AMBAC Insured),
              5.000% 07/15/01........  Aaa       AAA       2,312
   2,000    Delray Beach, Florida,
              Water and Sewer Revenue
              Refunding, Series
              1993A, (AMBAC Insured),
              5.000% 10/01/02........  Aaa       AAA       2,052
   1,000    Delray Beach, Florida,
              Water and Sewer Revenue
              Refunding, Series
              1993A, (AMBAC Insured),
              5.000% 10/01/03........  Aaa       AAA       1,038

                       SEE NOTES TO FINANCIAL STATEMENTS.
 142

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,565    Dunes, Florida, Community
              Development District,
              Revenue Refunding,
              (Intracoastal Waterway
              Bridge Project) Series
              1993,
              5.300% 10/01/03........  NR        BBB    $  1,613
   1,900    Dunes, Florida, Community
              Development District,
              Revenue Refunding,
              (Intracoastal Waterway
              Bridge Project) Series
              1993,
              5.400% 10/01/04........  NR        BBB       1,978
   1,830    Duval County, Florida,
              Housing Finance
              Authority, Multi-Family
              Mortgage Revenue
              Refunding, (The Cove
              Project) Series 1992,
              6.100% 10/01/02........  NR        AAA       1,862
   2,000    Escambia County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage
              Revenue, (Multi-County
              Program) Series 2000A,
              AMT, (MBIA/FHA/VA
              Insured), 6.300%
              10/01/20...............  Aaa       NR        2,141
   3,600    Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1996, AMT,
              6.400% 09/01/30........  Baa1      NR        3,647
   1,700    Escambia County, Florida,
              Utilities Authority,
              Systems Revenue, Series
              1996, (FGIC Insured),
              5.625% 01/01/21........  Aaa       AAA       1,758
   1,000    Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1993A,
              5.000% 06/01/08........  Aa2       AA+       1,061
   3,000    Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1995A,
              5.500% 06/01/14........  Aa2       AA+       3,131
   1,000    Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series 1987,
              (MBIA-IBC Insured),
              5.000% 06/01/06........  Aa2       AA+       1,057

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,000    Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1992C, Prerefunded
              06/01/02 @ 101,
              6.500% 06/01/11........  Aaa       AAA    $  1,049
   4,000    Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1993D,
              5.200% 06/01/11........  Aa2       AA+       4,108
   1,000    Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.000% 06/01/18........  Aa2       AA+       1,000
   1,500    Florida State, Department
              of Transportation, GO,
              (Right of Way Bridge
              Project) Series 1996,
              5.375% 07/01/26........  Aa2       AA+       1,521
   5,495    Florida State, Division
              of Bond Financing,
              Department of General
              Services Revenue,
              (Department of Natural
             Resources - Preservation
              2000 Project) Series
              1993A, (FSA Insured),
              5.300% 07/01/06........  Aaa       AAA       5,725
   3,000    Florida State, Division
              of Bond Financing,
              Department of General
              Services, Revenue,
              (Department of Natural
             Resources - Preservation
              2000 Project) Series
              1991A, (AMBAC Insured),
              6.250% 07/01/01........  Aaa       AAA       3,023
   1,000    Florida State, Division
              of Bond Financing,
              Department of General
              Services, Revenue,
              (Department of Natural
             Resources - Preservation
              2000 Project) Series
              1992A, (AMBAC Insured),
              Prerefunded
              07/01/02 @ 101,
              6.250% 07/01/06........  Aaa       AAA       1,048

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 3,300    Florida, Capital Trust
              Agency Multi-Family
              Housing Revenue,
              (Shadow Run Project)
              Series 2000A, (FNMA
              COLL), Mandatory Put
              11/01/10 @ 100,
              5.150% 11/01/30........  Aaa       NR     $  3,362
   2,000    Florida, Greater Orlando
              Aviation Authority,
              Revenue Refunding,
              Series 1992B, (FGIC
              Insured),
              6.200% 10/01/03........  Aaa       AAA       2,118
   4,000    Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (Altamonte
              Project) Series 1994C,
              Mandatory Put
              12/01/03 @ 100,
              7.000% 12/01/24........  NR        BBB+      4,191
   1,000    Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty Trust -
              Andover Project) Series
              1996E, AMT, Mandatory
              Put 05/01/08 @ 100,
              6.350% 05/01/26........  NR        BBB+      1,040
     875    Florida, Housing Finance
              Agency, Revenue
              Refunding, (The
              Vineyards Project)
              Series 1995H,
              5.875% 11/01/05........  NR        BBB+        894
   1,000    Florida, Housing Finance
              Agency, Revenue
              Refunding, (The
              Vineyards Project)
              Series 1995H,
              6.400% 11/01/15........  NR        BBB+      1,030
   2,225    Florida, Housing Finance
              Corporation, Revenue,
              (Homeowner Mortgage
              Project) Series 1998-1,
              (MBIA Insured),
              4.950% 07/01/11........  Aaa       AAA       2,313
   3,000    Florida, Orlando and
              Orange County
              Expressway Authority,
              Revenue Refunding,
              Senior Lien, Series
              1993, (AMBAC Insured),
              5.000% 07/01/03........  Aaa       AAA       3,104

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,000    Florida, Ports Financing
              Commission, Revenue,
              (State Transportation
              Trust Fund Project)
              Series 1996, AMT, (MBIA
              Insured),
              5.375% 06/01/16........  Aaa       AAA    $  1,023
   1,000    Gainesville, Florida,
              Utility Systems
              Revenue, Series 1996A,
              5.750% 10/01/07........  Aa3       AA        1,104
   3,200    Greater Orlando, Aviation
              Authority, Revenue
              Refunding, Series
              1992D, (AMBAC Insured),
              5.450% 10/01/01........  Aaa       AAA       3,237
   2,000    Greater Orlando, Aviation
              Authority, Revenue
              Refunding, Series
              1992D, (AMBAC Insured),
              5.600% 10/01/02........  Aaa       AAA       2,068
   1,375    Hialeah, Florida, Capital
              Improvement Revenue,
              Series 1993,
              5.500% 10/01/18........  Baa1      NR        1,373
   3,170    Hillsborough County,
              Florida, Aviation
              Authority, Revenue
              Refunding, (Tampa
              International Airport
              Project) Series 1997A,
              AMT, (AMBAC Insured),
              5.750% 10/01/07........  Aaa       AAA       3,444
   1,000    Hillsborough County,
              Florida, Capital
              Improvement Revenue
              Refunding, (County
              Center Project) Series
              1996B, (MBIA Insured),
              5.000% 07/01/11........  Aaa       AAA       1,042
   2,640    Hillsborough County,
              Florida,
              Environmentally
              Sensitive Lands,
              Special Tax, Series
              1992, (AMBAC Insured),
              6.250% 07/01/06........  Aaa       AAA       2,792
   3,500    Hillsborough County,
              Florida, IDR Refunding,
              (Tampa Electric Company
              Project) Series 1992,
              8.000% 05/01/22........  A1        A         3,724
   1,500    Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.000% 04/01/03........  Aaa       AAA       1,546

                       SEE NOTES TO FINANCIAL STATEMENTS.
 144

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,800    Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.000% 04/01/04........  Aaa       AAA    $  1,874
   1,750    Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.100% 04/01/05........  Aaa       AAA       1,831
   1,000    Indian River County,
              Florida, Water and
              Sewer Revenue
              Refunding, Series
              1993A, (FGIC Insured),
              5.200% 09/01/05........  Aaa       AAA       1,061
   1,000    Jacksonville Beach,
              Florida, Utilities
              Revenue, Series 1991,
              (MBIA Insured),
              Prerefunded
              10/01/01 @ 102,
              6.500% 10/01/12........  Aaa       AAA       1,037
   2,000    Jacksonville, Florida,
              Electric Systems
              Authority, Revenue
              Refunding, Series
              1995-11,
              5.375% 10/01/15........  Aa2       AA        2,054
   1,000    Jacksonville, Florida,
              Electric Systems
              Authority, Revenue,
              Series 1993A,
              5.200% 10/01/02........  Aa2       AA        1,030
   1,000    Jacksonville, Florida,
              Excise Tax Revenue
              Refunding, Series
              1995A, (FGIC Insured),
              5.000% 10/01/09........  Aaa       AAA       1,065
   1,375    Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding, (St.
              Lukes Hospital
              Association Project)
              Series 1991,
              6.750% 11/15/02........  NR        AA+       1,429
   4,200    Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, Series 1997B,
              5.400% 08/15/18........  Aaa       NR        4,351
   1,000    Lakeland, Florida,
              Electricity and Water
              Revenue Refunding,
              Series 1990, (AMBAC
              Insured),
              4.280%+ 10/01/09.......  Aaa       AAA         698

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 2,000    Lakeland, Florida,
              Electricity and Water
              Revenue Refunding,
              Series 1992,
              5.625% 10/01/04........  A1        AA-    $  2,136
   2,025    Marion County, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1999,
              5.250% 10/01/11........  A2        NR        2,078
   1,500    Miami Beach, Florida, GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.300% 09/01/03........  Aaa       AAA       1,566
   2,000    Miami, Florida, GO
              Refunding, Series 1992,
              (FGIC Insured),
              5.600% 12/01/03........  Aaa       AAA       2,112
   3,000    Miami-Dade County,
              Florida, Aviation
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              5.000% 10/01/23........  Aaa       AAA       2,866
   2,000    Miami-Dade County,
              Florida, Aviation
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              5.000% 10/01/28........  Aaa       AAA       1,885
   5,365    Miami-Dade County,
              Florida, Special
              Obligation Revenue
              Refunding, Series
              1997A, (MBIA Insured),
              5.450%+ 10/01/19.......  Aaa       AAA       1,977
   1,000    Naples, Florida, Water
              and Sewer Revenue
              Refunding, Series 1992,
              (FGIC Insured),
              6.400% 09/01/07........  Aaa       AAA       1,053
   1,000    Nassau County, Florida,
              PCR Refunding, (ITT
              Rayonier Inc. Project)
              Series 1992,
              6.250% 06/01/10........  Baa2      BBB-      1,001
   3,000    North Broward, Florida,
              Hospital District
              Revenue Refunding,
              Series 1992, (MBIA
              Insured), Prerefunded
              01/01/02 @ 102,
              6.250% 01/01/06........  Aaa       AAA       3,128
   1,375    Orange County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Lakeside
              Alternatives, Inc.
              Project) Series 1995,
              6.250% 07/01/05........  NR        BBB       1,410

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 4,640    Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              (Orlando Regional
              Healthcare Project)
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/08........  Aaa       AAA    $  5,324
   1,405    Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1993A, (MBIA
              Insured),
              5.400% 11/01/02........  Aaa       AAA       1,454
   2,800    Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1993B, (MBIA
              Insured),
              4.400% 10/01/02........  Aaa       AAA       2,846
     555    Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA         644
   1,445    Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA       1,686
   2,455    Orange County, Florida,
              Housing Finance
              Authority, Multi-Family
              Mortgage Revenue,
              Series 1999L, AMT,
              5.650% 12/01/17........  A3        NR        2,427
   1,720    Orange County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage
              Revenue, Series 1997A,
              AMT, (GNMA/FNMA COLL),
              5.900% 09/01/19........  NR        AAA       1,791
  10,000    Orange County, Florida,
              Tourist Development Tax
              Revenue Refunding,
              Series 1998A, (AMBAC
              Insured),
              4.750% 10/01/24........  Aaa       AAA       9,342
   2,000    Orlando and Orange
              County, Florida,
              Expressway Authority,
              Revenue, Junior Lien,
              Series 1990, (FGIC
              Insured),
              6.500% 07/01/10........  Aaa       AAA       2,351

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,000    Orlando, Florida, Greater
              Orlando Aviation
              Authority, Airport
              Facilities Revenue
              Refunding, Series 1997,
              AMT, (FGIC Insured),
              5.125% 10/01/12........  Aaa       AAA    $  1,037
   3,000    Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1992,
              5.600% 10/01/03........  Aa1       AA        3,158
   2,000    Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1993B,
              5.400% 10/01/08........  Aa2       AA-       2,101
   2,000    Palm Beach County,
              Florida, GO Refunding,
              Series 1998,
              5.500% 12/01/11........  Aa1       AAA       2,218
   1,250    Palm Beach County,
              Florida, GO, Series
              1991, Prerefunded
              10/01/01 @ 102,
              6.600% 10/01/11........  NR        NR        1,296
   1,750    Palm Beach County,
              Florida, GO, Series
              1994,
              6.875% 12/01/03........  Aa1       AAA       1,902
   1,300    Palm Beach County,
              Florida, GO, Series
              1994,
              7.000% 12/01/04........  Aa1       AAA       1,452
   1,000    Palm Beach County,
              Florida, Health
              Facilities Authority,
              Hospital Revenue, (Good
              Samaritans Health
              System Project) Series
              1993,
              6.100% 10/01/05........  Aaa       NR        1,077
   4,350    Palm Beach County,
              Florida, Housing
              Finance Authority,
              Single-Family Mortgage
              Revenue Refunding,
              Series 1999A, AMT,
              (GNMA/FNMA COLL),
              4.850% 04/01/32........  Aaa       NR        4,456
   2,000    Palm Beach County,
              Florida, School
              District, GO Refunding,
              Series 1992, (AMBAC
              Insured),
              6.000% 08/01/06........  Aaa       AAA       2,086
   2,000    Palm Beach County,
              Florida, Stadium
              Facilities Revenue,
              Series 1996, (MBIA
              Insured),
              5.250% 12/01/16........  Aaa       AAA       2,057

                       SEE NOTES TO FINANCIAL STATEMENTS.
 146

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,250    Pembroke Pines, Florida,
              Consolidated Utilities
              Systems Revenue, Series
              1992, (FGIC Insured),
              6.250% 09/01/07........  Aaa       AAA    $  1,391
   1,400    Pinellas County, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, (Morton Plant
              Hospital Association
              Project) Series 1993,
              (MBIA Insured),
              4.900% 11/15/02........  Aaa       AAA       1,435
   1,000    Pinellas County, Florida,
              PCR Refunding, (Anclote
              and Barton Power
              Plants - Florida Power
              Corporation Project)
              Series 1991,
              7.200% 12/01/14........  A1        BBB+      1,025
   2,500    Pinellas County, Florida,
              Resource Recovery
              Revenue Refunding,
              Series 1990A, (MBIA
              Insured),
              6.800% 10/01/02........  Aaa       AAA       2,557
   2,000    Reedy Creek, Florida, GO,
              Series 1995A, (MBIA
              Insured),
              5.750% 06/01/15........  Aaa       AAA       2,086
   1,690    Reedy Creek, Florida,
              Improvement District,
              Revenue, Unrefunded
              Balance, Series 1991A,
              6.400% 06/01/07........  A1        A+        1,715
      10    Reedy Creek, Florida,
              Improvement District,
              Series 1991A,
              Prerefunded 06/01/01 @
              101,
              6.400% 06/01/07........  A1        A+           10
   1,200    Sarasota County, Florida,
              GO Refunding, Series
              1992, (FGIC Insured),
              6.100% 10/01/02........  Aaa       AAA       1,240
   1,650    Sarasota County, Florida,
              Public Hospital Board,
              Revenue Refunding,
              (Sarasota Memorial
              Hospital Project)
              Series 1997B, (MBIA
              Insured),
              5.000% 10/01/07........  Aaa       NR        1,748

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,750    Sarasota County, Florida,
              Public Hospital Board,
              Revenue Refunding,
              (Sarasota Memorial
              Hospital Project)
              Series 1998B, (MBIA
              Insured),
              5.250% 07/01/11........  Aaa       AAA    $  1,869
   1,000    Sarasota, Florida, Water
              and Sewer Utility
              Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              6.000% 10/01/02........  Aaa       AAA       1,040
   2,100    Seminole County, Florida,
              School District, GO
              Refunding, Series 1992,
              (MBIA Insured),
              5.900% 08/01/02........  Aaa       AAA       2,173
   2,000    St. Lucie County,
              Florida, School
              District, GO Refunding,
              Series 1992, (AMBAC
              Insured),
              6.000% 07/01/03........  Aaa       AAA       2,101
   1,000    St. Lucie County,
              Florida, School
              District, GO, Series
              1997, (FGIC Insured),
              5.875% 02/01/07........  Aaa       AAA       1,102
   1,000    Tallahassee, Florida,
              Health Facilities
              Revenue Refunding,
              (Tallahassee Memorial
              Regional Medical Center
              Project) Series 1992A,
              (MBIA Insured),
              5.750% 12/01/04........  Aaa       AAA       1,053
   1,000    Tallahassee, Florida,
              Health Facilities
              Revenue Refunding,
              (Tallahassee Memorial
              Regional Medical Center
              Project) Series 1992B,
              (MBIA Insured),
              5.750% 12/01/04........  Aaa       AAA       1,053
   1,000    Tampa, Florida, Capital
              Improvement Authority,
              Hospital Revenue, (H.
              Lee Moffitt Project)
              Series 1999A,
              4.875% 07/01/13........  A3        A           969
   2,000    Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health
              Project) Series
              1998A-1, (MBIA
              Insured),
              4.875% 11/15/15........  Aaa       AAA       1,970

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 3,170    Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              6.000% 01/01/07........  Aaa       AAA    $  3,510
   3,000    Tampa, Florida, Tax
              Allocation,
              (Cigarette - H Lee
              Moffitt Cancer Project)
              Series 1999, (AMBAC
              Insured),
              5.000% 03/01/07........  Aaa       AAA       3,174
   1,000    Tampa, Florida, Water and
              Sewer Revenue, Series
              1993A, (FGIC Insured),
              5.000% 10/01/02........  Aaa       AAA       1,026
   1,025    Venice, Florida, Health
              Facilities Revenue,
              (Venice Hospital Inc.
              Project) Series 1994,
              5.300% 12/01/02........  Aaa       NR        1,060
                                                        --------
                                                         234,513
                                                        --------
            ILLINOIS -- 0.4%
   1,620    Champaign County,
              Illinois, Community
              Unit School District
              No. 116 Urbana, GO,
              Series 1999C, (FGIC
              Insured),
              4.630%+ 01/01/10.......  Aaa       AAA       1,085
                                                        --------
            LOUISIANA -- 0.8%
   2,000    Calcasieu Parish,
              Louisiana, Industrial
              Development Board, PCR
              Refunding, (Occidental
              Petroleum Project)
              Series 2001,
              4.800% 12/01/06........  Baa3      BBB-      2,001
                                                        --------
            SOUTH CAROLINA -- 0.9%
   2,700    South Carolina State,
              Capital Improvement,
              GO, Series 2001A,
              3.500% 01/01/16........  Aaa       AAA       2,304
                                                        --------
            TEXAS -- 1.8%
   2,000    Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              Mandatory Put
              11/01/07 @ 100,
              6.150% 05/01/29........  Baa1      BBB-      2,071

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,000    Texas State, Turnpike
              Authority, Dallas North
              Tollway Revenue,
              (President George Bush
              Turnpike Project)
              Series 1996, (AMBAC
              Insured),
              4.670%+ 01/01/11.......  Aaa       AAA    $  2,550
                                                        --------
                                                           4,621
                                                        --------
            VIRGINIA -- 0.8%
   2,000    Louisa, Virginia,
              Industrial Development
              Authority, Solid Waste
              and Sewage Disposal
              Revenue, (Virginia
              Electric and Power
              Company Project) Series
              2001A, AMT, Mandatory
              Put
              03/01/02 @ 100,
              4.000% 03/01/31........  P1        A-1       2,001
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $236,996)........................    246,525
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.5%
            (Cost $1,128)
  1,128     Nations Municipal Reserves#...........      1,128
                                                     --------
            TOTAL INVESTMENTS
              (Cost $238,124*).............   98.9%   247,653
                                                     --------
            OTHER ASSETS
              AND LIABILITIES (NET)........    1.1%
            Cash..................................   $      1
            Receivable for Fund shares sold.......         35
            Interest receivable...................      4,591
            Payable for Fund shares redeemed......       (782)
            Investment advisory fee payable.......        (58)
            Administration fee payable............        (43)
            Shareholder servicing and distribution
              fees payable........................         (5)
            Distributions payable.................       (964)
            Accrued Trustees' fees and expenses...        (28)
            Accrued expenses and other
              liabilities.........................        (39)
                                                     --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...................      2,708
                                                     --------
            NET ASSETS.....................  100.0%  $250,361
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $     22
            Accumulated net realized loss on
              investments sold....................     (1,399)
            Net unrealized appreciation of
              investments.........................      9,529
            Paid-in capital.......................    242,209
                                                     --------
            NET ASSETS............................   $250,361
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 148

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($240,440,899 / 22,476,820 shares
              outstanding)........................     $10.70
                                                       =====

            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($5,318,820 / 497,676
              shares outstanding).................     $10.69
                                                       =====

            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $11.05
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($4,429,092 / 413,995 shares
              outstanding)........................     $10.70
                                                       =====

            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($172,603 / 16,105 shares
              outstanding)........................     $10.72
                                                       =====


---------------

 * Federal Income Tax Information: Net unrealized appreciation of $9,529 on investment securities was comprised of gross appreciation of $9,910 and gross depreciation of $381 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $238,124.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Florida Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   MBIA                                                                   22.08%
   AMBAC                                                                  17.03%

Nations Florida Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Transportation Revenue                                                 12.83%
   Hospital Revenue                                                       12.07%
   Housing Revenue                                                        10.19%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.0%
            FLORIDA -- 85.9%
 $  805     Alachua County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Santa Fe
              Healthcare Facilities,
              Inc. Project) Series
              1993,
              6.000% 11/15/09........  Baa1      AAA    $    873
  1,000     Alachua County, Florida,
              Health Facilities
              Authority, Revenue,
              (Shands Teaching
              Hospital/Clinic
              Project) Series 1996A,
              (MBIA Insured),
              5.000% 12/01/04........  Aaa       AAA       1,048
  3,375     Bay County, Florida, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1998A, 5.100%
              09/01/12...............  Baa1      BBB+      3,427
  2,550     Brevard County, Florida,
              Health Facilities
              Authority, Revenue,
              (Holmes Regional
              Medical Center, Inc.
              Project) Series 1996,
              (MBIA Insured), 5.625%
              10/01/14...............  Aaa       AAA       2,699
  1,000     Canaveral, Florida, Port
              Authority, Port
              Improvement Revenue
              Refunding, Series
              1996B, (FGIC Insured),
              5.700% 06/01/13........  Aaa       AAA       1,072
  2,250     Charlotte County,
              Florida, Utility
              Revenue Refunding,
              Series 1996A, (FGIC
              Insured), 5.625%
              10/01/16...............  Aaa       AAA       2,383
  5,175     Collier County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Moorings,
              Inc. Project) Series
              1994, 7.000%
              12/01/19...............  NR        A-        5,353
  2,500     Dade County, Florida,
              Aviation Revenue,
              Series 1996A, AMT,
              (MBIA Insured), 5.750%
              10/01/12...............  Aaa       AAA       2,686
  1,000     Dade County, Florida,
              School District, GO,
              Series 1994A, (MBIA
              Insured), 6.125%
              06/01/14...............  Aaa       AAA       1,097

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Escambia County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage
              Revenue, (Multi-County
              Program) Series 2000A,
              AMT, (MBIA/FHA/VA
              Insured), 6.300%
              10/01/20...............  Aaa       NR     $  2,141
  1,000     Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1994, AMT,
              6.900% 08/01/22........  Baa1      BBB+      1,043
  1,000     Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1996, AMT,
              6.400% 09/01/30........  Baa1      NR        1,013
  3,000     Florida State, Board of
              Education, Capital
              Outlay GO, Series
              1997A, 5.000%
              01/01/17...............  Aa2       AA+       3,008
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1993A, 5.000%
              06/01/08...............  Aa2       AA+       1,061
  2,500     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A, 5.250%
              06/01/16...............  Aa2       AA+       2,555
  2,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A, 5.000%
              06/01/18...............  Aa2       AA+       2,000
  1,000     Florida State, Department
              of Transportation, GO,
              (Right of Way Bridge
              Project) Series 1996,
              5.375% 07/01/26++......  Aa2       AA+       1,014
  1,000     Florida, Capital Trust
              Agency Multi-Family
              Housing Revenue,
              (Shadow Run Project)
              Series 2000A, (FNMA
              COLL), Mandatory Put
              11/01/10 @ 100, 5.150%
              11/01/30...............  Aaa       NR        1,019
  1,000     Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (Altamonte
              Project) Series 1994C,
              Mandatory Put 12/01/03
              @ 100, 7.000%
              12/01/24...............  NR        BBB+      1,048

                       SEE NOTES TO FINANCIAL STATEMENTS.
 150

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,970     Florida, Housing Finance
              Agency, Revenue,
              (Homeowner Mortgage
              Project) Series 1997-2,
              AMT, (MBIA Insured),
              5.750% 07/01/14........  Aaa       AAA    $  3,121
  1,615     Florida, Housing Finance
              Agency, Revenue,
              (Homeowner Mortgage
              Project) Series 1998-1,
              (MBIA Insured),
              4.950% 01/01/11........  Aaa       AAA       1,679
  3,000     Gainesville, Florida,
              Utility Systems
              Revenue, Series 1992B,
              6.500% 10/01/11++......  Aa3       AA        3,556
  1,000     Hillsborough County,
              Florida, IDR Refunding,
              (Tampa Electric Company
              Project) Series 1992,
              8.000% 05/01/22........  A1        A         1,064
  1,000     Hillsborough County,
              Florida, Utilities
              Revenue Refunding,
              Series 1993, (MBIA
              Insured),
              5.500% 08/01/12........  Aaa       AAA       1,033
  5,000     Jacksonville, Florida,
              Sales Tax Revenue,
              (River City Renaissance
              Project) Series 1995,
              (FGIC Insured),
              5.650% 10/01/14........  Aaa       AAA       5,274
  5,000     Jacksonville, Florida,
              Sales Tax Revenue,
              (River City Renaissance
              Project) Series 1995,
              (FGIC Insured),
              5.375% 10/01/18........  Aaa       AAA       5,092
  2,430     Leon County, Florida,
              Capital Improvement
              Revenue, Series 1997,
              (AMBAC Insured), 5.250%
              10/01/17...............  Aaa       AAA       2,480
  2,300     Martin County, Florida,
              Industrial Development
              Authority, Revenue,
              (Indiantown
              Cogeneration Project)
              Series 1995B, AMT,
              8.050% 12/15/25........  Baa3      BBB-      2,416
  2,620     Miami Beach, Florida,
              Water and Sewer
              Revenue, Series 1995,
              (FSA Insured),
              5.375% 09/01/15........  Aaa       AAA       2,717

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,500     Miami-Dade County,
              Florida, Aviation
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              5.250% 10/01/15........  Aaa       AAA    $  3,581
  2,000     North Broward, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1997, (MBIA
              Insured),
              5.250% 01/15/17........  Aaa       AAA       2,040
  5,000     Okaloosa County, Florida,
              Gas Distribution
              Revenue Refunding,
              Series 1994, (MBIA
              Insured), Prerefunded
              10/01/04 @ 102,
              6.875% 10/01/19........  Aaa       AAA       5,645
    935     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              (Orlando Regional
              Healthcare Project)
              Series 1993B, (MBIA
              Insured),
              5.000% 10/01/10........  Aaa       AAA         963
  1,260     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA       1,463
  3,260     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA       3,804
  3,000     Orange County, Florida,
              Tourist Development Tax
              Revenue Refunding,
              Series 1998A, (AMBAC
              Insured), 4.750%
              10/01/24...............  Aaa       AAA       2,802
  1,000     Orange County, Florida,
              Tourist Development Tax
              Revenue, Series 1994B,
              (MBIA Insured),
              Prerefunded 10/01/04 @
              102,
              6.000% 10/01/14........  Aaa       AAA       1,101
  2,950     Orlando, Florida, Greater
              Orlando Aviation
              Authority, Airport
              Facilities Revenue,
              Series 1999A, AMT,
              (FGIC Insured),
              5.250% 10/01/10........  Aaa       AAA       3,140
  1,800     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Utilities Revenue
              Refunding, Series
              1989D, 6.750%
              10/01/17...............  Aa2       AA-       2,169

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,500     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Utilities Revenue
              Refunding, Series
              1994A, 5.000%
              10/01/20...............  Aa2       AA-    $  1,480
  1,000     Osceola County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Evangelical
              Lutheran Good Samaritan
              Society Project) Series
              1994, (AMBAC Insured),
              6.000% 05/01/10........  Aaa       AAA       1,068
  1,500     Palm Beach County,
              Florida, Health
              Facilities Authority,
              Hospital Revenue, (Good
              Samaritans Health
              System Project) Series
              1993, Prerefunded
              10/01/05 @ 100,
              6.200% 10/01/11........  Aaa       NR        1,620
    985     Palm Beach County,
              Florida, Housing
              Finance Authority,
              Single-Family Mortgage
              Revenue Refunding,
              Series 1999A, AMT,
              (GNMA/FNMA COLL),
              4.850% 04/01/32........  Aaa       NR        1,009
  5,065     Palm Beach County,
              Florida, Solid Waste
              Authority, Revenue,
              Unrefunded Balance,
              Series 1997A, (AMBAC
              Insured), 6.000%
              10/01/10...............  Aaa       AAA       5,752
  2,000     Pensacola, Florida,
              Airport Revenue, Series
              1997B, AMT, (MBIA
              Insured), 5.625%
              10/01/14...............  Aaa       AAA       2,120
  4,000     Pinellas County, Florida,
              Capital Improvement
              Revenue, Series 2000,
              4.500% 01/01/06........  Aa3       AA-       4,131
  1,000     Polk County, Florida,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Tampa
              Electric Company
              Project) Series 1996,
              AMT, 5.850% 12/01/30...  Aa3       A-1       1,031
  4,000     South Miami, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding,
              (Baptist Health Systems
              Obligation Group
              Project) Series 1995,
              (MBIA Insured),
              5.375% 10/01/16........  Aaa       AAA       4,120

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,500     Sunrise Lakes, Florida,
              Phase 4 Recreational
              District, GO, Series
              1995A, Prerefunded
              08/01/05 @ 102,
              6.750% 08/01/24........  NR        BBB-   $  2,844
  1,000     Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.125% 01/01/12........  Aaa       AAA       1,046
  2,000     Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.250% 01/01/17........  Aaa       AAA       2,048
  2,500     Tampa, Florida, Sports
              Authority, Sales Tax
              Revenue, (Tampa Bay
              Arena Project) Series
              1995, (MBIA Insured),
              5.750% 10/01/15........  Aaa       AAA       2,807
  1,000     Tampa, Florida, Tax
              Allocation, (H-Lee
              Moffitt Cancer Project)
              Series 1999, (AMBAC
              Insured), 4.875%
              03/01/06...............  Aaa       AAA       1,050
  1,000     Volusia County, Florida,
              Educational Facilities
              Authority, Educational
              Facilities Revenue,
              (Embry-Riddle
              Aeronautical University
              Project) Series 1996A,
              6.125% 10/15/26........  Baa2      NR        1,039
  2,380     Volusia County, Florida,
              Educational Facilities
              Authority, Educational
              Facilities Revenue,
              (Embry-Riddle
              Aeronautical University
              Project) Series 1999A,
              5.750% 10/15/29........  Baa2      NR        2,404
                                                        --------
                                                         127,249
                                                        --------
            GUAM -- 5.0%
  3,820     Guam, Airport Authority,
              Revenue, Series 1993A,
              6.375% 10/01/10........  NR        BBB       4,034

                       SEE NOTES TO FINANCIAL STATEMENTS.
 152

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GUAM -- (CONTINUED)
 $3,000     Guam, Power Authority,
              Revenue, Series 1994A,
              Prerefunded 10/01/04 @
              102,
              6.750% 10/01/24........  NR        AAA    $  3,385
                                                        --------
                                                           7,419
                                                        --------
            LOUISIANA -- 0.7%
  1,000     Calcasieu Parish,
              Louisiana, Industrial
              Development Board, PCR
              Refunding, (Occidental
              Petroleum Project)
              Series 2001, 4.800%
              12/01/06...............  Baa3      BBB-      1,001
                                                        --------
            PUERTO RICO -- 4.1%
  4,190     Puerto Rico Commonwealth,
              GO, Series 1997, (MBIA
              Insured), 6.500%
              07/01/15...............  Aaa       AAA       5,075
  1,000     Puerto Rico, Industrial
              Tourist Educational
              Medical and
              Environmental
              Authority, Control
              Facilities Hospital
              Revenue, (Hospital
              Auxilio Mutuo
              Obligation Group
              Project) Series 1995A,
              (MBIA Insured),
              6.250% 07/01/16........  Aaa       AAA       1,072
                                                        --------
                                                           6,147
                                                        --------
            TEXAS -- 1.3%
  2,000     Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric Company
              Project) Series 2001A,
              AMT, Mandatory Put
              04/01/04 @ 100,
              4.950% 10/01/30(a).....  NR        NR        2,000
                                                        --------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $133,459)........................    143,816
                                                        --------

SHARES                                               VALUE
(000)                                                (000)
------------------------------------------------------------
         INVESTMENT COMPANIES -- 3.0%
           (Cost $4.446)
4,446    Nations Municipal Reserves#.............   $  4,446
                                                    --------
         TOTAL INVESTMENTS
           (Cost $137,905*)...............  100.0%   148,262
                                                    --------
         OTHER ASSETS AND LIABILITIES
           (NET)..........................    0.0%
         Cash....................................   $      1
         Interest receivable.....................      3,047
         Payable for Fund shares redeemed........       (512)
         Investment advisory fee payable.........        (44)
         Administration fee payable..............        (25)
         Shareholder servicing and distribution
           fees payable..........................        (19)
         Distributions payable...................       (414)
         Payable for investment securities
           purchased.............................     (2,000)
         Accrued Trustees' fees and expenses.....        (27)
         Accrued expenses and other
           liabilities...........................        (33)
                                                    --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET).................................        (26)
                                                    --------
         NET ASSETS.......................  100.0%  $148,236
                                                    ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income.....   $    224
         Accumulated net realized gain on
           investments sold......................        195
         Net unrealized appreciation of
           investments...........................     10,357
         Paid-in capital.........................    137,460
                                                    --------
         NET ASSETS..............................   $148,236
                                                    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001


                                                     VALUE
------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share
           ($92,326,648 / 9,248,707 shares
           outstanding)..........................      $9.98
                                                       =====

         INVESTOR A SHARES:
         Net asset value and redemption price per
           share ($45,033,736 / 4,511,212 shares
           outstanding)..........................      $9.98
                                                       =====

         Maximum sales charge....................      4.75%
         Maximum offering price per share........     $10.48
         INVESTOR B SHARES:
         Net asset value and offering price per
           share**
         ($10,811,329 / 1,083,267 shares
           outstanding)..........................      $9.98
                                                       =====

         INVESTOR C SHARES:
         Net asset value and offering price per
           share**
         ($64,153 / 6,432 shares outstanding)....      $9.97
                                                       =====


---------------

 * Federal Income Tax Information: Net unrealized appreciation of $10,357 on investment securities was comprised of gross appreciation of $10,419 and gross depreciation of $62 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $137,905.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 ++ All or a portion of security segregated as collateral for "when issued" securities.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

 (a) Security purchased on a "when issued" basis.

Nations Florida Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   MBIA                                                                   33.90%
   FGIC                                                                   11.44%
   AMBAC                                                                   8.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 154

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.0%
            GEORGIA -- 94.4%
 $1,000     Alpharetta, Georgia, GO,
              Series 1992,
              6.000% 05/01/03........  Aa2       AA     $  1,052
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 1996,
              (AMBAC Insured),
              5.000% 01/01/03........  Aaa       AAA       1,027
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 1996,
              (AMBAC Insured),
              6.000% 01/01/03++......  Aaa       AAA       1,043
  4,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series
              2000A, (FGIC Insured),
              5.600% 01/01/30........  Aaa       AAA       4,184
  2,000     Atlanta, Georgia, Urban
              Residential Finance
              Authority, Multi-Family
              Revenue Refunding,
              (Housing City Plaza
              Project) Series 1998,
              AMT, (FNMA COLL),
              Mandatory Put 12/01/08
              @ 100,
              4.550% 12/01/28........  NR        AAA       1,926
  2,750     Bibb County, Georgia, GO,
              Series 1993,
              5.500% 01/01/08........  Aa3       AA        2,869
  1,000     Brunswick and Glynn
              County, Georgia,
              Development Authority,
              Revenue Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, AMT,
              5.550% 03/01/26........  Baa3      NR          876
  1,500     Burke County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1994B,
              4.700% 01/01/04........  A3        A         1,530
  2,500     Cartersville, Georgia,
              Development Authority,
              Sewer Facilities
              Revenue Refunding,
              (Anheuser-Busch
              Companies, Inc.
              Project) Series 1997,
              AMT,
              5.625% 05/01/09........  A1        A+        2,673
  1,000     Cherokee County, Georgia,
              School System GO
              Refunding, Series 1992,
              5.900% 06/01/02........  A2        NR        1,031

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Cherokee County, Georgia,
              School System GO,
              Series 1993, (AMBAC
              Insured),
              5.875% 02/01/09........  Aaa       AAA    $  1,098
    705     Cherokee County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.300% 08/01/09........  Aaa       AAA         745
  1,000     Clarke County, Georgia,
              Hospital Authority,
              Revenue, (Athens
              Regional Medical Center
              Project) Series 1993,
              (MBIA Insured),
              Prerefunded 01/01/03 @
              102,
              5.750% 01/01/08........  Aaa       AAA       1,059
  1,000     Clarke County, Georgia,
              School District, GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.100% 07/01/04........  Aaa       AAA       1,048
  3,190     Clayton County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates, (Southern
              Regional Medical Center
              Project) Series 1998A,
              (MBIA Insured),
              5.250% 08/01/09........  Aaa       AAA       3,417
  1,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.400% 05/01/07........  Aaa       AAA       1,048
  2,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue,
              Series 2000,
              6.250% 05/01/17........  Aa3       AA        2,245
  2,000     Cobb County and Marietta,
              Georgia, Water
              Authority, Revenue
              Refunding, Series 1993,
              5.000% 11/01/03........  Aa1       AA        2,079
  1,000     Cobb County, Georgia,
              Detention Buildings and
              Facilities GO, Series
              1993,
              5.300% 01/01/08........  Aaa       AAA       1,040
  1,200     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A,
              5.600% 04/01/05........  Aa2       AA-       1,242

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A,
              5.700% 04/01/06........  Aa2       AA-    $  1,035
  2,000     Cobb County, Georgia,
              School District, GO,
              Series 1991B,
              6.150% 02/01/03........  Aa1       AA        2,097
  2,000     Cobb County, Georgia,
              School District, GO,
              Series 1995,
              4.800% 02/01/04........  Aa1       AA        2,068
  1,000     Cobb County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series
              1993A,
              5.400% 07/01/08........  Aaa       AA        1,046
  2,250     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              6.000% 05/01/03........  Aaa       AAA       2,367
  1,000     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1993,
              5.100% 05/01/03........  A1        A+        1,031
  1,000     Dalton, Georgia, Building
              Authority Revenue,
              Series 1993,
              5.000% 07/01/02........  A1        NR        1,021
  1,500     Dalton, Georgia, Multiple
              Utilities Revenue
              Refunding, Series 1997,
              (MBIA Insured),
              4.450% 01/01/03........  Aaa       AAA       1,527
  4,000     DeKalb County, Georgia,
              Development Authority,
              Revenue, (Emory
              University Project)
              Series 1994A,
              6.000% 10/01/14........  Aa1       AA        4,271
  1,000     DeKalb County, Georgia,
              School District, GO
              Refunding, Series 1993,
              5.000% 07/01/03........  Aa2       AA        1,035
  1,000     Downtown Savannah
              Authority, Georgia,
              Revenue Refunding,
              (Chatham County
              Project) Series 1993A,
              5.000% 01/01/11........  A1        AA        1,021
  3,490     East Point, Georgia,
              Building Authority,
              Revenue, Series 2000,
              (FSA Insured),
              5.270%+ 02/01/18.......  Aaa       AAA       1,391

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $6,440     Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue, (Fort
              James Corporation
              Project) Series 1998,
              AMT,
              5.625% 07/01/18........  Baa3      BBB-   $  6,011
  1,000     Fayette County, Georgia,
              School District, GO
              Refunding, Series 1992,
              (FGIC Insured),
              6.100% 03/01/03........  Aaa       AAA       1,044
  1,000     Forsyth County, Georgia,
              School District, GO,
              Series 1999,
              6.000% 02/01/15........  Aa2       AA-       1,120
  1,500     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (Georgia
              Baptist Health Care
              Project) Series 1992A,
              5.800% 09/01/01........  Baa1      NR        1,516
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (Georgia
              Baptist Health Care
              Project) Series 1992A,
              Prerefunded 09/01/02 @
              102,
              6.000% 09/01/03........  Baa1      NR        1,055
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital
              Project) Series 1994,
              4.900% 10/01/03........  Aaa       NR        2,074
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital
              Project) Series 1994,
              5.500% 10/01/14........  Aaa       NR        1,071
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series 1998A,
              (MBIA Insured),
              4.600% 11/15/09........  Aaa       AAA       2,046
  1,000     Fulton and DeKalb
              Counties, Georgia,
              Hospital Authority, GO
              Refunding Certificates,
              (Grady Memorial
              Hospital Project)
              Series 1993, (MBIA
              Insured),
              5.250% 01/01/04........  Aaa       AAA       1,042

                       SEE NOTES TO FINANCIAL STATEMENTS.
 156

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,025     Fulton County, Georgia,
              Building Authority,
              Revenue, (County
              Government and Health
              Facilities Project)
              Series 1992A,
              5.700% 01/01/04........  Aa3       AA     $  1,082
  1,735     Fulton County, Georgia,
              Development Authority,
              Revenue, (Georgia Tech
              Foundation Facilities
              Project) Series 1997A,
              5.000% 09/01/17........  Aa1       AA+       1,744
  1,000     Fulton County, Georgia,
              Hospital Authority,
              Revenue Refunding
              Anticipation
              Certificates,
              (Northside Project)
              Series 1992A, (MBIA
              Insured),
              6.000% 10/01/01........  Aaa       AAA       1,014
  2,900     Fulton County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Concorde
              Place Apartments
              Project) Series 1996A,
              AMT, Prerefunded
              07/01/08 @100,
              6.375% 01/01/27........  NR        AAA       3,290
  1,500     Fulton County, Georgia,
              School District, GO
              Refunding, Series 1991,
              6.250% 05/01/04........  Aa2       AA        1,617
  1,500     Georgia State, GO
              Refunding, Series
              1992A,
              6.250% 03/01/06........  Aaa       AAA       1,666
  1,200     Georgia State, GO, Series
              1992B,
              6.000% 03/01/04........  Aaa       AAA       1,283
  2,750     Georgia State, GO, Series
              1993C,
              6.500% 07/01/05........  Aaa       AAA       3,055
  2,000     Georgia State, GO, Series
              1999D,
              5.800% 11/01/13++......  Aaa       AAA       2,241
    875     Georgia State, Housing
              and Finance Authority,
              Revenue, (Home
              Ownership Program)
              Series 1992B, AMT,
              6.600% 06/01/25........  NR        AA+         905
  1,000     Georgia State, Tollway
              Authority, Revenue
              Refunding, (Georgia 400
              Project) Series 1998,
              5.000% 07/01/07........  Aaa       AAA       1,063

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $3,880     Georgia, George L. Smith
              II World Congress
              Center Authority,
              Revenue Refunding,
              (Domed Stadium Project)
              Series 2000, AMT, (MBIA
              Insured),
              6.000% 07/01/05........  Aaa       AAA    $  4,184
  1,500     Georgia, Municipal Gas
              Authority, Gas Tax
              Revenue, (Southern
              Storage Gas Project)
              Series 1994,
              6.000% 07/01/04........  NR        A-        1,601
  1,000     Griffin-Spalding County,
              Georgia, School System,
              GO, Series 1996, (State
              Aid Withholding, FSA
              Insured),
              5.250% 02/01/10........  Aaa       AAA       1,018
  1,000     Hall County, Georgia,
              School District, GO
              Refunding, Series
              1992B,
              6.300% 12/01/05........  A1        NR        1,109
  2,000     Hall County, Georgia,
              School District, GO,
              Series 1994, (AMBAC
              Insured), Prerefunded
              12/01/04 @ 102,
              6.700% 12/01/14........  Aaa       AAA       2,254
  1,000     Henry City and County,
              Georgia, Water and
              Sewer Authority,
              Improvement Revenue
              Refunding, Series
              1993A,
              5.000% 02/01/07........  A2        NR        1,041
  1,550     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, (AMBAC Insured),
              Prerefunded 07/01/07 @
              102,
              5.250% 07/01/09........  Aaa       AAA       1,688
  2,000     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, (AMBAC Insured),
              6.000% 07/01/29........  Aaa       AAA       2,189
  1,000     Henry County, Georgia,
              School District, GO,
              Series 1992A,
              5.700% 08/01/02........  Aa3       AA-       1,032

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,000     Houston County, Georgia,
              School District, GO,
              Series 1996, (State Aid
              Withholding, MBIA
              Insured),
              5.500% 03/01/16........  Aaa       AAA    $  2,028
  1,000     Macon, Georgia, Water
              Authority, Water and
              Sewer Revenue
              Refunding, Series
              1994A,
              4.700% 10/01/04........  A1        AA-       1,037
  1,000     Macon-Bibb County,
              Georgia, Industrial
              Authority, Industrial
              Revenue, (Weyerhaeuser
              Company Project) Series
              1982,
              9.000% 10/01/07........  A3        A         1,285
  1,000     Meriwether County,
              Georgia, School
              District, GO, Series
              1996, (State Aid
              Withholding, FSA
              Insured),
              5.500% 02/01/16........  Aaa       AAA       1,050
  3,000     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue Refunding,
              Series 1992P, (AMBAC
              Insured),
              5.900% 07/01/03........  Aaa       AAA       3,161
    540     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1983D,
              7.000% 07/01/11........  Aaa       AAA         660
  2,500     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/13++......  Aaa       AAA       2,607
  2,000     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/15........  Aaa       AAA       2,055
  1,000     Monroe County, Georgia
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1992A,
              6.800% 01/01/12........  A3        A         1,162
  1,100     Paulding County, Georgia,
              School District, GO,
              Series 1992A,
              6.400% 02/01/04........  A2        A         1,183

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Agnes Scott
              College Project) Series
              1999, (MBIA Insured),
              4.800% 06/01/16........  Aaa       AAA    $    998
  1,400     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Emory
              University Project)
              Series 1992C,
              5.750% 10/01/02........  Aa1       AA        1,451
  1,000     Richmond County, Georgia,
              Board of Education, GO
              Refunding, Series 1993,
              (FGIC Insured),
              4.700% 11/01/06........  Aaa       AAA       1,039
  2,000     Roswell, Georgia, GO,
              Series 1995,
              5.600% 02/01/10++......  Aaa       AAA       2,132
  2,000     Roswell, Georgia, GO,
              Series 2000,
              5.500% 02/01/12........  Aaa       AAA       2,174
  1,000     Savannah, Georgia,
              Economic Development
              Authority, Revenue
              Refunding, (Union Camp
              Corporation Project)
              Series 1993,
              5.150% 05/01/02........  Baa1      NR        1,015
  1,250     Savannah, Georgia,
              Hospital Authority,
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/11++......  Ba1       BB        1,350
  1,225     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs-Candler Health
              Systems Project) Series
              1998A, (FSA Insured),
              5.250% 07/01/11........  Aaa       NR        1,295
  1,310     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs-Candler Health
              Systems Project) Series
              1998A, (FSA Insured),
              5.250% 07/01/12........  Aaa       NR        1,374

                       SEE NOTES TO FINANCIAL STATEMENTS.
 158

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,500     Savannah, Georgia,
              Resource Recovery
              Development Authority,
              Revenue Refunding,
              (Savannah Energy
              Systems Company
              Project) Series 1992,
              5.850% 12/01/01........  A1        A+     $  1,526
  1,000     Savannah, Georgia, Water
              and Sewer Improvement
              Revenue Refunding,
              Series 1993,
              5.100% 12/01/09........  Aa3       AA-       1,033
  2,570     White County, Georgia,
              Industrial Development
              Authority, Revenue
              Refunding, (Springs
              Industries, Inc.
              Project) Series 1992,
              6.850% 06/01/10........  NR        BBB+      2,609
                                                        --------
                                                         139,421
                                                        --------
            LOUISIANA -- 1.4%
  2,000     Calcasieu Parish,
              Louisiana, Industrial
              Development Board, PCR
              Refunding, (Occidental
              Petroleum Project)
              Series 2001,
              4.800% 12/01/06........  Baa3      BBB-      2,001
                                                        --------
            MINNESOTA -- 1.1%
  1,785     Minneapolis, Minnesota,
              GO, Series 1998,
              4.750% 12/01/26........  Aaa       AAA       1,686
                                                        --------
            TEXAS -- 0.7%
  1,000     Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric Company
              Project) Series 2001A,
              AMT, Mandatory Put
              04/01/04 @ 100,
              4.950% 10/01/30(a).....  NR        NR        1,000
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- 1.4%
 $2,000     Louisa, Virginia,
              Industrial Development
              Authority, Solid Waste
              and Sewage Disposal
              Revenue, (Virginia
              Electric and Power
              Company Project) Series
              2001A, AMT, Mandatory
              Put 03/01/02 @ 100,
              4.000% 03/01/31........  P1        A-1    $  2,001
                                                        --------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost: $139,739).......................    146,109
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 1.1%
              (Cost: $1,676)
  1,676     Nations Municipal Reserves#...........      1,676
                                                     --------
            TOTAL INVESTMENTS
              (Cost $141,415*).............  100.1%   147,785
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................   (0.1)%
            Interest receivable...................   $  2,146
            Payable for Fund shares redeemed......       (701)
            Investment advisory fee payable.......        (34)
            Administration fee payable............        (25)
            Shareholder servicing and distribution
              fees payable........................         (9)
            Distributions payable.................       (533)
            Payable for investment securities
              purchased...........................     (1,000)
            Accrued Trustees' fees and expenses...        (28)
            Accrued expenses and other
              liabilities.........................        (28)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................       (212)
                                                     --------
            NET ASSETS.....................  100.0%  $147,573
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    162
            Accumulated net realized loss on
              investments sold....................     (1,138)
            Net unrealized appreciation of
              investments.........................      6,370
            Paid-in capital.......................    142,179
                                                     --------
            NET ASSETS............................   $147,573
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($128,157,908 / 11,840,947 shares
              outstanding)........................     $10.82
                                                       ======

            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($11,872,223 / 1,096,823
              shares outstanding).................     $10.82
                                                       ======

            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $11.18
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($6,772,570 / 625,722 shares
              outstanding)........................     $10.82
                                                       ======

            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($770,155 / 71,157 shares
              outstanding)........................     $10.82
                                                       ======


---------------

 * Federal Income Tax Information: Net unrealized appreciation of $6,370 on investment securities was comprised of gross appreciation of $6,693 and gross depreciation of $323 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $141,415.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 ++ All or a portion of security segregated as collateral for "when issued" securities.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when issued" basis.

Nations Georgia Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   MBIA                                                                   16.11%

Nations Georgia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            15.18%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 160

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 92.8%
            GEORGIA -- 92.8%
 $  500     Atlanta and Fulton County,
              Georgia, Recreation
              Authority, Public
              Improvement Revenue,
              (Downtown Area Project)
              Series 1996A, (MBIA
              Insured),
              5.375% 12/01/26.........  Aaa       AAA    $   510
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 2000A,
              (FGIC Insured),
              5.600% 01/01/30.........  Aaa       AAA      1,046
  1,000     Cartersville, Georgia,
              Development Authority,
              Sewer Facilities Revenue
              Refunding, (Anheuser-
              Busch Companies, Inc.
              Project) Series 1997,
              AMT,
              6.125% 05/01/27.........  A1        A+       1,043
  1,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue,
              Series 2000, 5.600%
              05/01/18................  Aa3       AA       1,061
    500     Columbia County, Georgia,
              School District, GO,
              Series 1994A, (MBIA
              Insured),
              6.250% 04/01/13.........  Aaa       AAA        548
  1,000     DeKalb County, Georgia,
              Development Authority,
              Revenue, (Emory
              University Project)
              Series 1994A, 6.000%
              10/01/14................  Aa1       AA       1,068
  2,490     East Point, Georgia,
              Building Authority,
              Revenue, Series 2000,
              (FSA Insured),
              5.320%+ 02/01/19........  Aaa       AAA        926
  1,000     Effingham County, Georgia,
              Development Authority,
              Solid Waste Disposal
              Revenue, (Fort James
              Corporation Project)
              Series 1998, AMT,
              5.625% 07/01/18.........  Baa3      BBB-       933
    500     Fayette County, Georgia,
              School District, GO,
              Series 1994, 6.125%
              03/01/15................  Aa3       NR         545
  1,000     Forsyth County, Georgia,
              School District, GO,
              Series 1999, 6.000%
              02/01/15................  Aa2       AA-      1,121

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital Project)
              Series 1994,
              5.500% 10/01/14.........  Aaa       NR     $ 1,072
    500     Fulton County, Georgia,
              Development Authority,
              Revenue, (Clark Atlanta
              University Project)
              Series 1995, (CONNIE LEE
              Insured),
              5.125% 01/01/10.........  Baa3      AAA        526
  1,300     Fulton County, Georgia,
              Water and Sewer Revenue,
              Series 1998,
              4.750% 01/01/20.........  A1        AA-      1,238
  1,000     Georgia State, GO, Series
              1999D,
              5.800% 11/01/13.........  Aaa       AAA      1,120
  1,060     Georgia State, Housing and
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series 1998B-3,
              4.400% 06/01/17.........  Aa2       AAA      1,059
  1,075     Georgia State, Housing and
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series 1999B-2,
              AMT, 6.100% 06/01/31....  Aa2       AAA      1,121
  1,000     Georgia, George L. Smith
              II World Congress Center
              Authority, Revenue
              Refunding, (Domed
              Stadium Project) Series
              2000, AMT, (MBIA
              Insured),
              6.000% 07/01/05.........  Aaa       AAA      1,078
    500     Hall County, Georgia,
              School District, GO
              Refunding, Series 1997,
              (State Aid Withholding),
              4.500% 11/01/14.........  Aa2       NR         491
  1,000     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, (AMBAC Insured),
              6.000% 07/01/29.........  Aaa       AAA      1,094
    500     Lawrenceville, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Knollwood
              Park, LP Project) Series
              1997, AMT, (FNMA COLL),
              Mandatory Put 06/01/15 @
              100, 6.250% 12/01/29....  NR        AAA        526

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Metropolitan Atlanta Rapid
              Transit Authority,
              Georgia, Revenue, Series
              1998B, (MBIA Insured),
              5.100% 07/01/15.........  Aaa       AAA    $ 1,027
    500     Peach County, Georgia,
              School District, GO,
              Series 1994, (State Aid
              Withholding, MBIA
              Insured),
              6.500% 02/01/08.........  Aaa       AAA        572
  1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue Refunding,
              (Mercer University
              Project) Series 1999A,
              5.250% 10/01/20.........  A3        NR         984
  1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue Refunding,
              (Mercer University
              Project) Series 1999A,
              5.375% 10/01/29.........  A3        NR         984
  1,000     Roswell, Georgia, GO,
              Series 1995,
              5.600% 02/01/10.........  Aaa       AAA      1,066
    500     Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/23.........  Ba1       BB         540
    450     Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue, (St. Joseph's
              Hospital Project) Series
              1993, Prerefunded
              07/01/03 @ 102,
              6.125% 07/01/12.........  A2        NR         485
  1,000     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs-Candler Health
              Systems Project) Series
              1998B, (FSA Insured),
              5.250% 07/01/10.........  Aaa       NR       1,064

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  500     Union County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Hidden Lake Apartments
              Ltd. Project) Series
              1994A, (FHA/FNMA COLL),
              7.125% 12/01/25.........  Aaa       NR     $   528
  1,000     White County, Georgia,
              Industrial Development
              Authority, Revenue
              Refunding, (Springs
              Industries, Inc.
              Project) Series 1992,
              6.850% 06/01/10.........  NR        BBB+     1,015
                                                         -------
                                                          26,391
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost: $24,636).........................    26,391
                                                         -------

 SHARES
 ------
            INVESTMENT COMPANIES -- 6.0%
              (Cost: $1,713)
  1,713     Nations Municipal Reserves#............     1,713
                                                      -------
            TOTAL INVESTMENTS (Cost
              $26,349*).....................   98.8%   28,104
                                                      -------
            OTHER ASSETS AND LIABILITIES
              (NET).........................    1.2%
            Cash...................................   $     1
            Receivable for Fund shares sold........        16
            Interest receivable....................       452
            Investment advisory fee payable........        (7)
            Administration fee payable.............        (5)
            Shareholder servicing and distribution
              fees payable.........................        (8)
            Distributions payable..................       (80)
            Accrued Trustees' fees and expenses....       (26)
            Accrued expenses and other
              liabilities..........................       (14)
                                                      -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................       329
                                                      -------
            NET ASSETS......................  100.0%  $28,433
                                                      =======

                       SEE NOTES TO FINANCIAL STATEMENTS.
 162

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

                                                       VALUE
                                                       (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income....   $    74
            Accumulated net realized loss on
              investments sold.....................      (981)
            Net unrealized appreciation of
              investments..........................     1,755
            Paid-in capital........................    27,585
                                                      -------
            NET ASSETS.............................   $28,433
                                                      =======
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($17,408,251 / 1,738,042 shares
              outstanding).........................    $10.02
                                                       ======

            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($1,789,274 / 178,648
              shares outstanding)..................    $10.02
                                                       ======

            Maximum sales charge...................     4.75%
            Maximum offering price per share.......    $10.52
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($9,177,572 / 916,083 shares
              outstanding).........................    $10.02
                                                       ======

            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($57,629 / 5,750 shares
              outstanding).........................    $10.02
                                                       ======


---------------

 * Federal Income Tax Information: Net unrealized appreciation of $1,755 on investment securities was comprised of gross appreciation of $1,756 and gross depreciation of $1 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $26,349.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Georgia Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   MBIA                                                                   13.14%

Nations Georgia Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Education Revenue                                                      12.53%
   Housing Revenue                                                        11.38%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.4%
            KANSAS -- 85.2%
 $1,000     Butler County, Kansas,
              Unified School District
              Number 402, GO
              Refunding, Series 1994,
              (FSA Insured), 5.000%
              10/01/07...............  Aaa       AAA    $  1,029
  1,000     Douglas County, Kansas,
              Unified School District
              Number 497, GO, Series
              1995A, Crossover
              Refunded 09/01/03 @
              100, 5.700% 09/01/05...  Aa3       NR        1,049
  1,375     Fairway, Kansas,
              Industrial Revenue
              Refunding, (JC Nichols
              Company Project) Series
              1998, (GTY-AGMT),
              4.400% 03/01/03........  NR        AA        1,381
    490     Holton, Kansas,
              Industrial Revenue
              Refunding, (Wal-Mart
              Stores Inc. Project)
              Series 1991, 6.750%
              01/01/06...............  NR        AA          492
  1,185     Johnson County, Kansas,
              Unified School District
              Number 223, GO
              Refunding, Series 1994,
              (AMBAC Insured), 5.500%
              09/01/04...............  Aaa       AAA       1,258
  1,705     Johnson County, Kansas,
              Unified School District
              Number 229, GO
              Refunding, Series
              1993A, (FGIC Insured),
              5.400% 10/01/04........  Aaa       AAA       1,779
  1,500     Johnson County, Kansas,
              Unified School District
              Number 229, GO
              Refunding, Series
              1993A, (FGIC Insured),
              5.800% 10/01/08........  Aaa       AAA       1,561
    500     Johnson County, Kansas,
              Unified School District
              Number 229, GO, Series
              1991A, Crossover
              Refunded 10/01/01 @
              100, 6.100% 10/01/02...  Aa1       AA          507
  1,180     Johnson County, Kansas,
              Unified School District
              Number 229, GO, Series
              1994A, 6.250%
              10/01/03...............  Aa1       AA        1,259
  1,130     Johnson County, Kansas,
              Unified School District
              Number 231, GO
              Refunding, Series
              1998A, (FGIC Insured),
              4.600% 10/01/09........  Aaa       AAA       1,162

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $1,260     Johnson County, Kansas,
              Unified School District
              Number 231, GO
              Refunding, Series
              1998A, (FGIC Insured),
              4.700% 10/01/10........  Aaa       AAA    $  1,298
  1,250     Johnson County, Kansas,
              Unified School District
              Number 233, GO
              Refunding, Series 1992,
              (AMBAC Insured), 6.000%
              09/01/06...............  Aaa       AAA       1,291
    750     Johnson County, Kansas,
              Unified School District
              Number 233, GO
              Refunding, Series 1994,
              (AMBAC Insured),
              Prerefunded 09/01/04 @
              100, 5.500% 09/01/05...  Aaa       AAA         798
    750     Johnson County, Kansas,
              Unified School District
              Number 233, GO
              Refunding, Series 1994,
              (AMBAC Insured),
              Prerefunded 09/01/04 @
              100, 5.625% 09/01/07...  Aaa       AAA         801
  2,760     Johnson County, Kansas,
              Unified School District
              Number 233, GO, Series
              1999A, (FGIC Insured),
              5.375% 09/01/14 .......  Aaa       NR        2,895
  1,250     Johnson County, Kansas,
              Unified School District
              Number 512, Shawnee
              Mission, GO Refunding,
              Series 1996B, 4.850%
              10/01/08...............  Aa1       AA        1,298
  1,510     Johnson County, Kansas,
              Unified School District
              Number 512, Shawnee
              Mission, GO, Series
              1995, 5.200%
              10/01/07...............  Aa1       AA        1,590
  1,380     Johnson County, Kansas,
              Unified School District
              Number 512, Shawnee
              Mission, GO, Series
              1995, 5.200%
              10/01/08...............  Aa1       AA        1,443
    750     Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1993,
              4.750% 06/01/04........  Aa1       AAA         772

                       SEE NOTES TO FINANCIAL STATEMENTS.
 164

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $  720     Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1993,
              4.750% 12/01/04........  Aa1       AAA    $    741
    750     Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1993,
              4.800% 06/01/05........  Aa1       AAA         771
    595     Junction City, Kansas,
              Water and Sewer
              Revenue, Series 1996A,
              (MBIA Insured), 4.900%
              09/01/07 ..............  Aaa       AAA         630
    500     Kansas City, Kansas,
              Hospital Revenue
              Refunding, (Sisters
              Charity Health Services
              Project) Series 1992,
              5.600% 08/01/02........  Aa        NR          514
    500     Kansas City, Kansas,
              Hospital Revenue
              Refunding, (Sisters
              Charity Health Services
              Project) Series 1992,
              5.800% 08/01/04........  Aa        NR          522
  2,230     Kansas City, Kansas,
              Utilities System
              Revenue, Series 1994,
              (FGIC Insured),
              Prerefunded 09/01/04 @
              102, 6.375%
              09/01/23++.............  Aaa       AAA       2,474
  1,200     Kansas State, Department
              of Transportation,
              Highway Revenue, Series
              1992, 6.000%
              03/01/02...............  Aa2       AA+       1,231
    895     Kansas State, Department
              of Transportation,
              Highway Revenue, Series
              1992A, Prerefunded
              09/01/02 @ 102, 5.800%
              09/01/05...............  Aa2       AA+         943
  1,055     Kansas State, Department
              of Transportation,
              Highway Revenue, Series
              1994, 4.800%
              09/01/08...............  Aa2       AA+       1,104
    735     Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Hays Medical
              Center Inc. Project)
              Series 1997B, (MBIA
              Insured), 4.800%
              11/15/04...............  Aaa       NR          765

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $  670     Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Hays Medical
              Center Inc. Project)
              Series 1997B, (MBIA
              Insured), 4.900%
              11/15/05...............  Aaa       NR     $    703
    510     Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Hays Medical
              Center Inc. Project)
              Series 1997B, (MBIA
              Insured), 5.000%
              11/15/06...............  Aaa       NR          539
  4,190     Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Sisters of
              Charity Project) Series
              2000J, 6.250%
              12/01/28...............  Aa3       AA        4,500
    620     Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996N,
              (MBIA Insured), 4.700%
              11/15/05 ..............  Aaa       AAA         644
    675     Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996N,
              (MBIA Insured), 4.750%
              11/15/06...............  Aaa       AAA         703
    605     Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996P,
              (MBIA Insured), 4.700%
              11/15/05 ..............  Aaa       AAA         628
    630     Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996P,
              (MBIA Insured), 4.750%
              11/15/06 ..............  Aaa       AAA         656
    740     Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project) Series 1996F,
              (MBIA Insured), 5.600%
              11/15/07...............  Aaa       AAA         797

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $  500     Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project) Series 1996F,
              (MBIA Insured), 5.750%
              11/15/09...............  Aaa       AAA    $    537
    730     Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project) Series 1996G,
              (MBIA Insured), 5.750%
              11/15/09...............  Aaa       AAA         783
    890     Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project), Series 1996G,
              (MBIA Insured), 5.700%
              11/15/08 ..............  Aaa       AAA         958
 10,000     Kansas State, Development
              Financing Authority,
              Revenue, (Board of
              Regents Rehab Project)
              Series 1997G-2, 5.000%
              10/01/10...............  Aaa       AAA      10,423
  2,785     Kansas State, Development
              Financing Authority,
              Revenue, (Public Water
              Supply Revolving
              Project) Series 1997,
              (AMBAC Insured), 5.000%
              04/01/17 ..............  Aaa       NR        2,794
  3,700     Kansas State, Development
              Financing Authority,
              Revenue, (Public Water
              Supply Revolving
              Project) Series 1997,
              (AMBAC Insured), 5.000%
              04/01/20 ..............  Aaa       NR        3,661
  1,000     Kansas State, Development
              Financing Authority,
              Revenue, (Public Water
              Supply Revolving
              Project) Series 1998,
              4.750% 04/01/18........  A2        NR          952
    955     Kansas State, Development
              Financing Authority,
              Revenue, (Sisters of
              Charity Leavenworth
              Project) Series 1998,
              5.000% 12/01/14........  Aaa       AAA         968

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $1,000     Kansas State, Development
              Financing Authority,
              Revenue, (Water
              Pollution Control
              Project) Series
              1993-II, 5.400%
              11/01/03...............  Aa1       AA+    $  1,049
    845     Kansas State, Development
              Financing Authority,
              Revenue, Unrefunded
              Balance, Series 1992L,
              (MBIA Insured), 5.625%
              08/01/03...............  Aaa       AAA         855
  1,150     Kansas, University
              Hospital Authority,
              Revenue, (Kansas
              University Health
              System Project) Series
              1999A, (AMBAC Insured),
              5.250% 09/01/11 .......  Aaa       AAA       1,220
  1,265     Kansas, University
              Hospital Authority,
              Revenue, (Kansas
              University Health
              System Project) Series
              1999A, (AMBAC Insured),
              5.350% 09/01/12........  Aaa       AAA       1,343
  1,525     Kansas, University
              Hospital Authority,
              Revenue, (Kansas
              University Health
              System Project) Series
              1999A, (AMBAC Insured),
              5.400% 09/01/13 .......  Aaa       AAA       1,614
  2,000     Leavenworth County,
              Kansas, GO, Series
              1997A, (AMBAC Insured),
              4.900% 12/01/06 .......  Aaa       AAA       2,110
  1,000     Lenexa, Kansas, GO,
              Series 1991B, 6.200%
              09/01/01...............  Aa2       AA        1,013
    575     Pottawatomie County,
              Kansas, Unified School
              District Number 320, GO
              Refunding, Series 1990,
              (AMBAC Insured), 6.500%
              10/01/01...............  Aaa       AAA         584
    950     Reno County, Kansas,
              Unified School District
              Number 308 Hutchinson,
              GO, Series 1995, (FSA
              Insured), 5.500%
              09/01/07 ..............  Aaa       AAA       1,009
    860     Reno County, Kansas,
              Unified School District
              Number 313, GO, Series
              1996B, (FSA Insured),
              5.900% 09/01/08........  Aaa       AAA         960

                       SEE NOTES TO FINANCIAL STATEMENTS.
 166

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $  925     Reno County, Kansas,
              Unified School District
              Number 313, GO, Series
              1996B, (FSA Insured),
              5.900% 09/01/09........  Aaa       AAA    $  1,038
    995     Reno County, Kansas,
              Unified School District
              Number 313, GO, Series
              1996B, (FSA Insured),
              5.900% 09/01/10........  Aaa       AAA       1,125
    500     Salina, Kansas, Hospital
              Revenue Refunding,
              (Asbury-Salina Regional
              Medical Center Project)
              Series 1993, (AMBAC
              Insured), 5.100%
              10/01/06 ..............  Aaa       AAA         515
  1,010     Saline County, Kansas,
              Unified School District
              Number 305 Salina, GO
              Refunding, Series 1999,
              (FSA Insured), 5.250%
              09/01/13...............  Aaa       NR        1,052
    755     Sedgwick County, Kansas,
              GO Refunding, Series
              1993B, 4.700%
              08/01/05...............  Aa1       AA+         756
  1,000     Sedgwick County, Kansas,
              Public Building
              Commission, Revenue,
              (Exploration Place
              Project) Series 1997A,
              5.125% 08/01/22........  Aa1       AA        1,000
     10     Sedgwick County, Kansas,
              Single-Family Mortgage,
              Revenue Refunding,
              Series 1994B-II, (GNMA
              COLL), 5.500%
              11/01/04...............  Aaa       NR           10
  1,000     Sedgwick County, Kansas,
              Unified School District
              Number 265 Goddard, GO,
              Series 1994, (FSA
              Insured), 5.350%
              10/01/04 ..............  Aaa       AAA       1,058
  1,000     Sedgwick County, Kansas,
              Unified School District
              Number 265 Goddard, GO,
              Series 1994, (FSA
              Insured), 5.400%
              10/01/05 ..............  Aaa       AAA       1,062
  1,250     Sedgwick County, Kansas,
              Unified School District
              Number 265 Goddard, GO,
              Series 1994, (FSA
              Insured), 5.500%
              10/01/06 ..............  Aaa       AAA       1,331

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $1,245     Sedgwick County, Kansas,
              Unified School District
              Number 266 Maize, GO,
              Series 1994B, 6.500%
              09/01/02...............  Aaa       AAA    $  1,300
    785     Sedgwick County, Kansas,
              Unified School District
              Number 266 Maize, GO,
              Series 1994B, (FSA
              Insured), 5.700%
              09/01/07 ..............  Aaa       AAA         827
    845     Sedgwick County, Kansas,
              Unified School District
              Number 266 Maize, GO,
              Series 1994B, (FSA
              Insured), 5.800%
              09/01/08 ..............  Aaa       AAA         892
    500     Sedgwick County, Kansas,
              Unified School District
              Number 267, GO
              Refunding, Series 1995,
              (AMBAC Insured), 6.100%
              11/01/08...............  Aaa       AAA         552
    500     Shawnee County, Kansas,
              GO Refunding, Series
              1992C, 5.500%
              09/01/03...............  Aa3       NR          514
    500     Shawnee County, Kansas,
              Health Care Facilities
              Revenue Refunding,
              (Menninger Foundation
              Project) Series 1995,
              (FSA Insured), 5.000%
              08/15/07 ..............  Aaa       AAA         520
    500     Shawnee County, Kansas,
              Health Care Facilities
              Revenue Refunding,
              (Menninger Foundation
              Project) Series 1995,
              (FSA Insured), 5.100%
              08/15/09 ..............  Aaa       AAA         518
    530     Shawnee County, Kansas,
              Revenue, (Sisters
              Charity Leavenworth
              Project) Series 1994,
              4.800% 12/01/05........  Aa3       AA          550
    555     Shawnee County, Kansas,
              Revenue, (Sisters
              Charity Leavenworth
              Project) Series 1994,
              4.900% 12/01/06........  Aa3       AA          575
    895     Shawnee County, Kansas,
              Unified School District
              Number 345 Seaman, GO,
              Series 1994, (MBIA
              Insured), Prerefunded
              09/01/04 @ 100, 5.400%
              09/01/06...............  Aaa       AAA         949

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $  950     Shawnee County, Kansas,
              Unified School District
              Number 345 Seaman, GO,
              Series 1994, (MBIA
              Insured), Prerefunded
              09/01/04 @ 100, 5.500%
              09/01/07...............  Aaa       AAA    $  1,010
    500     Shawnee County, Kansas,
              Unified School District
              Number 437 Auburn -
              Washburn, GO Refunding,
              Series 1992, (FGIC
              Insured), 6.100%
              09/01/02 ..............  Aaa       AAA         513
    795     Shawnee County, Kansas,
              Unified School District
              Number 437 Auburn -
              Washburn, GO Refunding,
              Series 1992, (FGIC
              Insured), 6.400%
              03/01/05 ..............  Aaa       AAA         817
  1,050     Shawnee County, Kansas,
              Unified School District
              Number 501, GO, Series
              1995, (FGIC Insured),
              Prerefunded 02/01/03 @
              100, 5.300% 02/01/04...  Aaa       AAA       1,086
    500     Witchita, Kansas, Public
              Building Community,
              Revenue Refunding,
              (Witchita State
              University Project)
              Series 1992G-1, (AMBAC
              Insured), 5.200%
              02/01/03...............  Aaa       AAA         507
                                                        --------
                                                          95,438
                                                        --------
            ALASKA -- 1.2%
  2,000     North Slope Borough,
              Alaska, Capital
              Appreciation GO, Series
              2000B, (MBIA Insured),
              4.540%+ 06/30/09++.....  Aaa       AAA       1,381
                                                        --------
            ILLINOIS -- 2.1%
  3,675     Chicago, Illinois, Water
              Revenue, Capital
              Appreciation, Series
              1997, (FGIC Insured),
              4.610%+ 11/01/10.......  Aaa       AAA       2,374
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            OHIO -- 2.7%
 $1,000     Dayton, Ohio, Special
              Facilities Revenue
              Refunding, (Air Freight
              Corporation Project)
              Series 1993F, 6.050%
              10/01/09...............  NR        BBB    $  1,006
  2,000     Dayton, Ohio, Special
              Facilities Revenue,
              (Air Freight
              Corporation Project)
              Series 1988D, AMT,
              6.200% 10/01/09........  NR        BBB       2,024
                                                        --------
                                                           3,030
                                                        --------
            OKLAHOMA -- 1.8%
  2,000     Oklahoma, Housing
              Development Authority,
              Revenue, Series 2000A,
              (FHLMC COLL), 5.100%
              11/01/05...............  Aa3       NR        2,070
                                                        --------
            TEXAS -- 6.4%
  1,000     Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric Company
              Project) Series 2001A,
              AMT, Mandatory Put
              04/01/04 @ 100, 4.950%
              10/01/30(a)............  NR        NR        1,000
  2,000     Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              Mandatory Put 11/01/07
              @ 100, 6.150%
              05/01/29...............  Baa1      BBB-      2,071
  3,000     Houston, Texas, Airport
              Systems Revenue, Sub
              Lien, Series 2000A,
              AMT, (FSA Insured),
              5.625% 07/01/30........  Aaa       AAA       3,066
  1,000     Socorro, Texas,
              Independent School
              District, GO, Series
              1998, (PSF-GTD), 5.250%
              08/15/28...............  Aaa       AAA         996
                                                        --------
                                                           7,133
                                                        --------
            TOTAL MUNICIPAL BONDS AND
              NOTES (Cost
              $107,036)..............                    111,426
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 168

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

SHARES                                              VALUE
(000)                                               (000)
-----------------------------------------------------------
         INVESTMENT COMPANIES -- 0.4%
           (Cost $494)
   494   Nations Municipal Reserves#............   $    494
                                                   --------
         TOTAL INVESTMENTS
           (Cost $107,530*)..............   99.8%   111,920
                                                   --------
         OTHER ASSETS AND LIABILITIES
           (NET).........................    0.2%
         Interest receivable....................   $  1,715
         Investment advisory fee payable........        (20)
         Administration fee payable.............        (19)
         Distributions payable..................       (408)
         Payable for investment securities
           purchased............................     (1,000)
         Accrued Trustees' fees and expenses....         (6)
         Accrued expenses and other
           liabilities..........................        (48)
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET)................................        214
                                                   --------
         NET ASSETS......................  100.0%  $112,134
                                                   ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income....   $     79
         Accumulated net realized gain on
           investments sold.....................         81
         Net unrealized appreciation of
           investments..........................      4,390
         Paid-in capital........................    107,584
                                                   --------
         NET ASSETS.............................   $112,134
                                                   ========


                                                      VALUE
------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($111,225,975 / 10,767,817 shares
              outstanding).........................   $10.33
                                                      ======

            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($646,310 / 62,593 shares
              outstanding).........................   $10.33
                                                      ======

            Maximum sales charge...................    3.25%
            Maximum offering price per share.......   $10.68
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($261,564 / 25,333 shares
              outstanding).........................   $10.32
                                                      ======


---------------

 * Federal Income Tax Information: Net unrealized appreciation of $4,390 on investment securities was comprised of gross appreciation of $4,409 and gross depreciation of $19 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $107,530.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 ++ All or a portion of security segregated as collateral for "when issued" securities.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when issued" basis.

Nations Kansas Municipal Income Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   AMBAC                                                                  16.99%
   FGIC                                                                   14.23%
   FSA                                                                    13.81%
   MBIA                                                                   11.18%

Nations Kansas Municipal Income Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   Hospital Revenue                                                       18.79%
   Water Revenue                                                          11.41%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.6%
            MARYLAND -- 89.7%
 $1,000     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1991B,
              6.200% 04/15/03........  Aa1       AA+    $  1,021
  1,000     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1993, 5.125%
              07/15/08...............  Aa2       AA+       1,044
  2,855     Anne Arundel County,
              Maryland, GO, Series
              1995, 5.200%
              04/01/08...............  Aa1       AA+       3,010
  1,000     Baltimore County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1991, 6.100%
              07/01/01...............  Aaa       AAA       1,008
  1,375     Baltimore County,
              Maryland, Metropolitan
              District, Special
              Assignment GO
              Refunding, Series 1992,
              5.750% 05/01/02........  Aaa       AAA       1,414
  1,000     Baltimore County,
              Maryland, Metropolitan
              District, Special
              Assignment GO
              Refunding, Series 1992,
              5.800% 05/01/03........  Aaa       AAA       1,045
  1,720     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991C, (FGIC Insured),
              6.200% 10/15/02........  Aaa       AAA       1,796
  1,075     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991C, (FGIC Insured),
              6.375% 10/15/07........  Aaa       AAA       1,230
  1,000     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1993A, (AMBAC Insured),
              5.300% 10/15/06........  Aaa       AAA       1,039
  1,740     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.300% 10/15/16........  Aaa       AAA       1,814
  1,000     Baltimore, Maryland,
              Convention Center
              Revenue Refunding,
              Series 1998, (MBIA
              Insured), 5.000%
              09/01/06...............  Aaa       AAA       1,062

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,725     Baltimore, Maryland,
              Exchanged Revenue,
              Series 1996A, (FGIC
              Insured), 5.900%
              07/01/10 ..............  Aaa       AAA    $  1,955
  1,000     Baltimore, Maryland, GO,
              Series 1989B, (MBIA
              Insured),
              7.000% 10/15/04........  Aaa       AAA       1,115
  1,000     Baltimore, Maryland, GO,
              Series 1989B, (MBIA
              Insured), 7.050%
              10/15/07 ..............  Aaa       AAA       1,182
  1,750     Baltimore, Maryland, Port
              Facilities Revenue,
              (E.I. duPont de Nemours
              Project) Series 1985,
              6.500% 12/01/10........  Aa3       AA-       1,857
  1,000     Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1993A, (MBIA
              Insured), 5.100%
              07/01/04 ..............  Aaa       AAA       1,049
  1,000     Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1994A, (FGIC
              Insured), 5.00%
              07/01/22...............  Aaa       AAA       1,003
  1,000     Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1994A, (FGIC
              Insured), 5.000%
              07/01/24 ..............  Aaa       AAA         999
  1,810     Charles County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1992,
              (AMBAC Insured), 5.900%
              01/15/03...............  Aaa       AAA       1,880
    750     Charles County, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991, Prerefunded
              06/01/01 @ 102, 6.450%
              06/01/04...............  Aaa       AA          769
  2,135     Frederick County,
              Maryland, GO Refunding,
              Series 1993, 5.350%
              07/01/05...............  Aa2       AA        2,222
  1,000     Frederick County,
              Maryland, GO, Series
              1991B, 6.300%
              07/01/06...............  Aa2       AA        1,054

                       SEE NOTES TO FINANCIAL STATEMENTS.
 170

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,000     Frederick, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1992,
              (FGIC Insured), 5.750%
              12/01/01...............  Aaa       AAA    $  2,035
  2,240     Frederick, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1992,
              (FGIC Insured), 6.000%
              12/01/05...............  Aaa       AAA       2,367
  1,455     Harford County, Maryland,
              Public Improvement GO,
              Series 1992, 5.300%
              09/01/03...............  Aa2       AA        1,521
  1,545     Howard County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series
              1993A, 5.000%
              08/15/03...............  Aaa       AAA       1,603
     20     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              1993A, Prerefunded
              08/15/05 @ 100, 5.250%
              08/15/06...............  Aaa       AAA          21
  1,500     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A, 5.250%
              02/15/16...............  Aaa       AAA       1,560
  2,000     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A, 5.250%
              02/15/18...............  Aaa       AAA       2,061
  1,000     Howard County, Maryland,
              Metropolitan District,
              GO Refunding, Series
              1991B, 6.000%
              08/15/03...............  Aaa       AAA       1,060
  1,980     Howard County, Maryland,
              Public Improvement GO,
              Unrefunded Balance,
              Series 1993A, 5.250%
              08/15/06...............  Aaa       AAA       2,086
  1,530     Laurel, Maryland, Public
              Improvement GO
              Refunding, 1996A, (FGIC
              Insured), 5.000%
              10/01/11 ..............  Aaa       AAA       1,597
  1,200     Maryland State,
              Certificates of
              Participation
              Refunding, (State
              Highway and Motor
              Vehicle Administration
              Project) Series 1992,
              5.700% 06/01/01........  Aa3       AA-       1,205

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,200     Maryland State,
              Certificates of
              Participation
              Refunding, (State
              Highway and Motor
              Vehicle Administration
              Project) Series 1992,
              5.800% 06/01/02........  Aa3       AA-    $  1,226
  1,410     Maryland State,
              Certificates of
              Participation Revenue,
              (Aviation
              Administration
              Facilities Project)
              Series 1999, AMT,
              4.750% 05/01/07........  Aa3       AA        1,450
  1,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1997-1, (FHA
              COLL), 4.950%
              04/01/07...............  Aa2       NR        1,046
  2,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1998-1, AMT,
              5.150% 04/01/18........  Aa2       NR        1,983
  4,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1998-3, AMT,
              4.500% 04/01/08........  Aa2       NR        4,045
  1,685     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1998-3, AMT,
              4.700% 04/01/10........  Aa2       NR        1,709
  3,250     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999A, AMT,
              5.350% 07/01/41........  Aa2       NR        3,166

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,410     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999D, AMT,
              5.375% 09/01/24........  Aa2       NR     $  2,394
  2,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999H, AMT,
              6.000% 09/01/17........  Aa2       NR        2,108
  3,900     Maryland State, Community
              Development
              Administration,
              Development Revenue,
              (Lexington Terrace
              Senior Housing, LP
              Project) Series 1998B,
              AMT, 3.900% 10/01/02...  Aaa       NR        3,908
  3,000     Maryland State, Community
              Development
              Administration,
              Development Revenue,
              (Lexington Terrace
              Townhomes, LP Project)
              Series 1998A, AMT,
              3.900% 10/01/02........  Aaa       NR        3,005
  2,000     Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.750% 06/01/29........  Baa3      NR        1,871
    500     Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A, 6.000%
              06/01/30...............  Baa3      NR          482
    950     Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue, Series
              1999A, 5.600%
              06/01/10...............  Baa3      NR          959
  1,000     Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue, Series
              1999A, 5.700%
              06/01/12...............  Baa3      NR        1,006

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  815     Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue, Series
              1999A, 6.000%
              06/01/19...............  Baa3      NR     $    804
  1,000     Maryland State, GO,
              Series 1998, 5.000%
              07/15/11...............  Aaa       AAA       1,058
  2,700     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.250% 07/01/04........  Aa3       AA-       2,841
  1,500     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.400% 07/01/06........  Aa3       AA-       1,579
  3,050     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.500% 07/01/07........  Aa3       AA-       3,208
  1,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (University of Maryland
              Medical Systems
              Project) Series 1993,
              (FGIC Insured), 5.200%
              07/01/04...............  Aaa       AAA       1,052
    510     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (College of
              Notre Dame Project)
              Series 1998, (MBIA
              Insured), 4.600%
              10/01/14...............  Aaa       AAA         515
    620     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.125% 07/01/03........  Aaa       NR          633
  1,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.500% 07/01/13........  Aaa       NR        1,058

                       SEE NOTES TO FINANCIAL STATEMENTS.
 172

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.500% 07/01/21........  Aaa       NR     $  1,046
  2,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (John Hopkins
              Hospital Redevelopment
              Project) Series 1979,
              5.750% 07/01/09........  Aaa       AAA       2,230
  1,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              Medical Project) Series
              1998, 5.000%
              07/01/29...............  Aaa       AAA         978
  2,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              University Project)
              Series 1999, 6.000%
              07/01/39...............  Aa2       AA        2,183
  1,500     Maryland State, State and
              Local Facilities Loan
              GO, Series 1995-2,
              5.000% 10/15/04........  Aaa       AAA       1,577
  1,550     Maryland State, State and
              Local Facilities Loan
              GO, Series 1996-2,
              5.250% 06/15/11........  Aaa       AAA       1,655
  1,970     Maryland State, State and
              Local Facilities Loan
              GO, Series 2000, 5.750%
              08/01/11...............  Aaa       AAA       2,237
    930     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1978, 6.625%
              07/01/03...............  Aaa       AAA         967
  2,300     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1991, 6.500%
              07/01/04...............  A1        A+        2,363
  4,000     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1992, 5.700%
              07/01/05...............  A1        A+        4,325
  2,800     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1992, 5.800%
              07/01/06...............  A1        A+        3,074

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1992A, 5.600%
              07/01/04...............  Aaa       AAA    $  2,131
  1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1992A, 5.750%
              07/01/06...............  Aaa       AAA       1,097
    500     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1991A,
              Prerefunded 04/01/01 @
              102, 6.700% 04/01/06...  Aaa       AAA         510
  3,500     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1993A, 4.900%
              10/01/07...............  Aaa       AAA       3,654
  1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1997A, 5.375%
              05/01/08...............  Aaa       AAA       1,089
  1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1997A, 5.375%
              01/01/13...............  Aaa       AAA       1,072
  3,000     Montgomery County,
              Maryland, GO, Series
              1991B, Prerefunded
              10/01/01 @ 102, 6.100%
              10/01/05...............  Aaa       AAA       3,104
  1,000     Montgomery County,
              Maryland, GO, Series
              1991B, Prerefunded
              10/01/01 @ 102, 6.125%
              10/01/07...............  Aaa       AAA       1,035
  1,500     Montgomery County,
              Maryland, Housing
              Opportunities
              Commission,
              Multi-Family Mortgage
              Revenue, Series 2000A,
              6.100% 07/01/30........  Aaa       NR        1,581
    850     Montgomery County,
              Maryland, Housing
              Opportunities
              Commission,
              Single-Family Mortgage
              Revenue, Series 1997A,
              5.400% 07/01/08........  Aa2       NR          911

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,500     Northeast Maryland, Solid
              Waste Disposal
              Authority Revenue,
              (Montgomery County
              Resource Recreation
              Project) Series 1993A,
              AMT, 6.000% 07/01/07...  A2        NR     $  1,633
    630     Ocean City, Maryland, GO
              Refunding, Series 1991,
              (MBIA Insured),
              Prerefunded
              11/01/01 @ 102, 6.100%
              11/01/04...............  Aaa       AAA         653
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1991,
              6.500% 07/01/02........  Aa3       AA        1,028
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.400% 03/01/02........  Aaa       AAA       1,021
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992, 5.600%
              01/15/03...............  Aa3       AA        1,037
  1,800     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992, 5.900%
              01/15/06...............  Aa3       AA        1,865
  2,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1999, 5.000%
              10/01/12...............  Aaa       AAA       2,116
  2,300     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1999, (FSA
              Insured), 5.125%
              10/01/16 ..............  Aaa       AAA       2,387
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000, 5.125%
              10/01/08...............  Aa3       AA        1,075
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000, 5.125%
              10/01/10...............  Aa3       AA        1,077

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000, 5.250%
              10/01/18...............  Aa3       AA     $  2,070
  2,500     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000, 5.250%
              10/01/19...............  Aa3       AA        2,576
    565     Prince Georges County,
              Maryland, Housing
              Authority,
              Single-Family Mortgage
              Revenue, Series 2000A,
              AMT, 6.150% 08/01/19...  NR        AAA         594
  1,000     Prince Georges County,
              Maryland, PCR
              Refunding, (Potomac
              Electric Power Project)
              Series 1995, 5.750%
              03/15/10...............  A1        A         1,113
  2,000     Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FSA Insured), 5.100%
              06/15/05...............  Aaa       AAA       2,099
  1,200     Queen Annes County,
              Maryland, School and
              Public Facilities GO,
              Series 2000, 5.250%
              01/15/14...............  Aaa       AAA       1,280
  1,000     Rockville, Maryland, GO
              Refunding, Series 1993,
              4.750% 04/15/05........  Aa1       AA+       1,023
  1,000     St. Mary's County,
              Maryland, GO, Series
              1995, (MBIA Insured),
              5.700% 03/01/08 .......  Aaa       AAA       1,081
  2,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue Refunding,
              Series 1993C, 4.900%
              10/01/08...............  Aa3       AA+       2,062
    745     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1992A,
              6.000% 02/01/04........  Aa3       AA+         762
  1,020     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/13........  Aa3       AA+       1,087

                       SEE NOTES TO FINANCIAL STATEMENTS.
 174

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $3,115     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/14........  Aa3       AA+    $  3,309
  1,975     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 2000A,
              5.000% 10/01/08........  Aa3       AA+       2,106
  1,575     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 2000A,
              5.250% 10/01/11........  Aa3       AA+       1,699
  1,000     Washington County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1993,
              (FGIC Insured), 5.250%
              01/01/06...............  Aaa       AAA       1,044
  1,000     Washington County,
              Maryland, Sanitation
              District, GO Refunding,
              Series 1993F, (FGIC
              Insured), 5.250%
              01/01/06 ..............  Aaa       AAA       1,044
  1,260     Washington Suburban
              Sanitation District
              Authority, Maryland,
              General Construction
              GO, Series 1991-1,
              Prerefunded 06/01/01 @
              102, 6.750% 06/01/05...  Aaa       AAA       1,293
  1,000     Washington Suburban
              Sanitation District
              Authority, Maryland,
              General Construction
              GO, Series 2000, 5.250%
              06/01/22...............  Aaa       AAA       1,023
  3,440     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO
              Refunding, Series 1993,
              5.100% 12/01/07........  Aaa       AAA       3,613
  2,010     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO, Series
              1992, Prerefunded
              06/01/02 @ 102, 5.800%
              06/01/03...............  Aaa       AAA       2,109
  1,000     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO, Series
              1993, 5.000%
              06/01/03...............  Aaa       AAA       1,034

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,355     Wicomico County,
              Maryland, Public
              Improvement GO, Series
              1997, (MBIA Insured),
              4.900% 12/01/11 .......  Aaa       AAA    $  1,415
  1,425     Wicomico County,
              Maryland, Public
              Improvement GO, Series
              1997, (MBIA Insured),
              5.000% 12/01/12 .......  Aaa       AAA       1,488
                                                        --------
                                                         180,425
                                                        --------
            ALABAMA -- 1.5%
  3,000     Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1992, AMT,
              7.000% 06/01/22........  Baa1      BBB+      3,101
                                                        --------
            COLORADO -- 0.8%
  3,800     Colorado, E-470 Public
              Highway Authority,
              Revenue, Capital
              Appreciation, Series
              1997B, (MBIA Insured),
              5.270%+ 09/01/18.......  Aaa       AAA       1,536
                                                        --------
            DISTRICT OF COLUMBIA -- 1.0%
  2,000     Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured), 5.000%
              07/01/06...............  Aaa       AAA       2,094
                                                        --------
            MICHIGAN -- 1.0%
  2,000     Southfield, Michigan,
              Library Building
              Authority, GO, Series
              2000, (MBIA Insured),
              5.500% 05/01/24 .......  Aaa       AAA       2,058
                                                        --------
            MISSISSIPPI -- 2.1%
  1,000     Mississippi State,
              Hospital Facilities and
              Equipment Authority,
              Revenue, (Forrest
              County General Hospital
              Project) Series 2000,
              (FSA Insured), 5.625%
              01/01/20 ..............  Aaa       NR        1,036

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MISSISSIPPI -- (CONTINUED)
 $3,100     Mississippi State,
              Hospital Facilities and
              Equipment Authority,
              Revenue, (Forrest
              County General Hospital
              Project) Series 2000,
              (FSA Insured), 5.500%
              01/01/24 ..............  Aaa       NR     $  3,159
                                                        --------
                                                           4,195
                                                        --------
            OKLAHOMA -- 1.0%
  2,000     Tulsa, Oklahoma Municipal
              Airport Transportation
              Revenue Refunding,
              Series 2000B, AMT,
              Mandatory Put 12/01/08
              @ 100, 6.000%
              06/01/35...............  Baa1      BBB-      2,021
                                                        --------
            TEXAS -- 1.0%
  2,000     Texas State, Water
              Development Board,
              Revenue, Series 1997,
              5.000% 07/15/12........  Aaa       AAA       2,063
                                                        --------
            VIRGINIA -- 1.5%
  3,000     Virginia State,
              Transportation Board
              Authority,
              Transportation Contract
              Revenue, (Northern
              Virginia Transportation
              District Project)
              Series 1996A, 5.125%
              05/15/21...............  Aa1       AA        3,003
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $191,620)........                    200,496
                                                        --------

SHARES                                              VALUE
(000)                                               (000)
-----------------------------------------------------------
         INVESTMENT COMPANIES -- 0.6%
           (Cost $1,148)
 1,148   Nations Municipal Reserves#............   $  1,148
                                                   --------
         TOTAL INVESTMENTS
           (Cost $192,768*)..............  100.2%   201,644
                                                   --------
         OTHER ASSETS AND LIABILITIES
           (NET).........................   (0.2)%
         Cash...................................   $      1
         Interest receivable....................      3,493
         Payable for Fund shares redeemed.......     (3,056)
         Investment advisory fee payable........        (44)
         Administration fee payable.............        (35)
         Shareholder servicing and distribution
           fees payable.........................         (8)
         Distributions payable..................       (722)
         Accrued Trustees' fees and expenses....        (30)
         Accrued expenses and other
           liabilities..........................        (40)
                                                   --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET)................................       (441)
                                                   --------
         NET ASSETS......................  100.0%  $201,203
                                                   ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income....   $     48
         Accumulated net realized loss on
           investments sold.....................     (1,388)
         Net unrealized appreciation of
           investments..........................      8,876
         Paid-in capital........................    193,667
                                                   --------
         NET ASSETS.............................   $201,203
                                                   ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 176

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001


                                                      VALUE
------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($178,304,430 / 16,197,525 shares
              outstanding).........................   $11.01
                                                      ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($17,478,525 / 1,587,873
              shares outstanding)..................   $11.01
                                                      ======
            Maximum sales charge...................    3.25%
            Maximum offering price per share.......   $11.38
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($5,119,759 / 465,115 shares
              outstanding).........................   $11.01
                                                      ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($300,647 / 27,311 shares
              outstanding).........................   $11.01
                                                      ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $8,876 on investment securities was comprised of gross appreciation of $8,955 and gross depreciation of $79 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $192,768.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Maryland Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   Housing Revenue                                                        15.69%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 95.7%
            MARYLAND -- 81.0%
 $  500     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO
              Refunding, Series 1995,
              5.300% 04/01/10.........  Aa1       AA+    $   526
    500     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1993, 5.250%
              07/15/11................  Aa2       AA+        521
  1,000     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1998B, (FGIC Insured),
              6.500% 10/15/08.........  Aaa       AAA      1,044
    800     Calvert County, Maryland,
              PCR Refunding,
              (Baltimore Gas and
              Electric Company
              Project) Series 1993,
              5.550% 07/15/14.........  A2        A          832
    250     Cumberland, Maryland, GO
              Refunding, Series 1994A,
              (FGIC Insured), 5.250%
              05/01/21................  Aaa       AAA        253
  1,000     Harford County, Maryland,
              GO, Series 1997, 5.500%
              12/01/07................  Aa2       AA       1,098
  1,900     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A,
              5.250% 02/15/17.........  Aaa       AAA      1,966
    500     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Residential Project)
              Series 1998B, AMT,
              4.950% 09/01/11.........  Aa2       NR         512
    810     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Residential Project)
              Series 2000A, 5.500%
              09/01/12................  Aa2       NR         858
  1,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999H, AMT,
              6.000% 09/01/17.........  Aa2       NR       1,054

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  495     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.300% 06/01/08.........  Baa3      NR     $   496
    575     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.600% 06/01/11.........  Baa3      NR         578
  2,000     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.750% 06/01/29.........  Baa3      NR       1,871
  1,000     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A, 6.000%
              06/01/30................  Baa3      NR         964
    300     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.600% 07/01/09.........  Aa3       AA-        315
  2,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              University Project)
              Series 1999,
              6.000% 07/01/39.........  Aa2       AA       2,182
    330     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Loyola College
              Project) Series 1999,
              5.000% 10/01/39.........  A2        A          319
    425     Maryland State, Industrial
              Development Finance
              Authority, Revenue,
              (American Center for
              Physics Project) Series
              1992, (GTY-AGMT), 6.375%
              01/01/12................  NR        A          436
    500     Maryland State, Stadium
              Authority, Lease
              Revenue, (Ocean City
              Convention Center
              Project) Series 1995,
              5.375% 12/15/13.........  Aa2       AA         523

                       SEE NOTES TO FINANCIAL STATEMENTS.
 178

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Maryland State, State and
              Local Facilities Loan
              GO, Series 1999-2,
              5.000% 07/15/07.........  Aaa       AAA    $ 1,066
  1,000     Maryland State, State and
              Local Facilities Loan
              GO, Series 2000, 5.750%
              08/01/11................  Aaa       AAA      1,135
    760     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1978, 6.800%
              07/01/16................  Aaa       AAA        905
    300     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1992, 5.750%
              07/01/15................  A1        A+         307
  1,500     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992A, 5.800%
              07/01/07................  Aaa       AAA      1,665
    935     Northeast Maryland, Solid
              Waste Disposal
              Authority, Revenue,
              (Ogden Martin
              Systems - Montgomery
              County Residential
              Receivables Project)
              Series 1993A, AMT,
              6.300% 07/01/16.........  A2        NR         975
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1999, (FSA
              Insured), 5.125%
              10/01/16................  Aaa       AAA      1,038
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000, 5.250%
              10/01/18................  Aa3       AA       1,035
    500     Prince Georges County,
              Maryland, PCR Refunding,
              (Potomac Electric Power
              Project) Series 1995,
              5.750% 03/15/10.........  A1        A          557
    500     Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FSA Insured), 5.200%
              06/15/06................  Aaa       AAA        524

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  500     Prince Georges County,
              Maryland, Stormwater
              Management, GO, Series
              1993,
              5.500% 03/15/13.........  Aa3       AA     $   519
  2,500     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/13.........  Aa3       AA+      2,666
  1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1997A,
              5.125% 04/01/13.........  Aa3       AA+      1,044
  1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 2000A,
              5.250% 10/01/11.........  Aa3       AA+      1,079
  1,290     Wicomico County, Maryland,
              Public Improvement GO,
              Series 1997, (MBIA
              Insured),
              4.800% 12/01/10.........  Aaa       AAA      1,347
                                                         -------
                                                          32,210
                                                         -------
            DISTRICT OF COLUMBIA -- 1.0%
    350     Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured), 6.000%
              07/01/10................  Aaa       AAA        395
                                                         -------
            GUAM -- 1.5%
    600     Guam, Government GO,
              Series 1993A, 5.200%
              11/15/08................  NR        BBB-       614
                                                         -------
            MISSISSIPPI -- 1.3%
    500     Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A, AMT, 6.700%
              08/01/18................  Baa1      BBB+       525
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            PUERTO RICO -- 2.3%
 $  500     Puerto Rico, Electric
              Power Authority, Power
              Revenue Refunding,
              Series 1995Y, (MBIA
              Insured), 6.500%
              07/01/06................  Aaa       AAA    $   568
    320     Puerto Rico, Housing Bank
              and Finance Agency,
              Single-Family Mortgage
              Revenue, (Affordable
              Housing Mortgage-
              Portfolio I) Series
              1995, AMT, (GNMA/FNMA/
              FHLMC COLL),
              6.100% 10/01/15.........  Aaa       AAA        338
                                                         -------
                                                             906
                                                         -------
            TENNESSEE -- 3.7%
  1,355     Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors
              Corporation-Saturn
              Corporation Project)
              Series 1994, 6.500%
              09/01/24................  A2        A        1,447
                                                         -------
            TEXAS -- 2.4%
  1,000     Houston, Texas,
              Independent School
              District, GO Refunding,
              Series 1999A, (PSF-GTD),
              5.000% 02/15/24.........  Aaa       AAA        967
                                                         -------
            WASHINGTON -- 2.5%
  1,000     Washington State, Motor
              Vehicle Fuel Tax, GO,
              Series 1997D, (FGIC
              Insured),
              5.375% 01/01/22.........  Aaa       AAA      1,013
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $35,830)..........................    38,077
                                                         -------

 SHARES                                                VALUE
  (000)                                                (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 2.4%
              (Cost $962)
    962     Nations Municipal Reserves#............   $   962
                                                      -------
            TOTAL INVESTMENTS
              (Cost $36,792*)...............   98.1%   39,039
                                                      -------
            OTHER ASSETS AND LIABILITIES
              (NET).........................    1.9%
            Receivable for Fund shares sold........   $   354
            Interest receivable....................       596
            Payable for Fund shares redeemed.......       (12)
            Investment advisory fee payable........       (13)
            Administration fee payable.............        (7)
            Shareholder servicing and distribution
              fees payable.........................       (15)
            Distributions payable..................       (91)
            Accrued Trustees' fees and expenses....       (26)
            Accrued expenses and other
              liabilities..........................       (13)
                                                      -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................       773
                                                      -------
            NET ASSETS......................  100.0%  $39,812
                                                      =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income....   $    52
            Accumulated net realized loss on
              investments sold.....................      (763)
            Net unrealized appreciation of
              investments..........................     2,247
            Paid-in capital........................    38,276
                                                      -------
            NET ASSETS.............................   $39,812
                                                      =======

                       SEE NOTES TO FINANCIAL STATEMENTS.
 180

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

                                                       VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($20,028,789 / 1,987,461 shares
              outstanding).........................    $10.08
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($2,678,815 / 265,852
              shares outstanding)..................    $10.08
                                                       ======
            Maximum sales charge...................     4.75%
            Maximum offering price per share.......    $10.58
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($16,829,999 / 1,670,018
              shares outstanding)..................    $10.08
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($274,448 / 27,244 shares
              outstanding).........................    $10.07
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $2,247 on investment securities was comprised of gross appreciation of $2,247 and gross depreciation of $0 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $36,792.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Maryland Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   Education Revenue                                                      22.10%
   Housing Revenue                                                        14.06%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.2%
            NORTH CAROLINA -- 96.9%
 $1,000     Brunswick County, North
              Carolina, Certificates
              of Participation,
              Series 2000,
              5.500% 06/01/20........  Aaa       AAA    $  1,040
  1,000     Buncombe County, North
              Carolina, GO Refunding,
              Series 1993,
              5.000% 03/01/03........  Aa2       AA        1,030
  1,250     Buncombe County, North
              Carolina, Metropolitan
              Sewer District, Sewer
              System Revenue
              Refunding, Series
              1991A, Prerefunded
              07/01/01 @ 102,
              6.750% 07/01/09........  Aaa       NR        1,286
      5     Buncombe County, North
              Carolina, Metropolitan
              Sewer District, Sewer
              System Revenue,
              Unrefunded Balance,
              Series 1992B,
              6.750% 07/01/16........  A1        NR            5
  2,000     Cabarrus County, North
              Carolina, Certificates
              of Participation,
              Installment Financing
              Contract, Series 2001,
              5.500% 04/01/13........  Aa3       A+        2,168
  1,200     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              4.750% 07/01/05........  Aaa       AAA       1,236
  1,275     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              4.850% 07/01/06........  Aaa       AAA       1,320
  1,260     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              5.000% 07/01/07........  Aaa       AAA       1,315
  1,000     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              6.000% 07/01/24........  Aaa       AAA       1,066
  1,000     Charlotte, North
              Carolina, GO Refunding,
              Series 1993,
              4.500% 02/01/03........  Aaa       AAA       1,020

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,240     Charlotte, North
              Carolina, Health Care
              Systems Revenue,
              Unrefunded Balance,
              (Mecklenburg Hospital
              Authority Project)
              Series 1992,
              6.375% 01/01/09........  Aa3       AA     $  1,289
    425     Charlotte, North
              Carolina, Health Care
              Systems Revenue,
              Unrefunded Balance,
              (Mecklenburg Hospital
              Authority Project)
              Series 1992,
              6.250% 01/01/20........  Aa3       AA          437
  1,000     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1994,
              Prerefunded 02/01/04 @
              102,
              5.800% 02/01/16........  Aaa       AAA       1,079
  1,670     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1996,
              5.500% 05/01/06........  Aaa       AAA       1,805
  1,855     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1998,
              4.750% 02/01/12........  Aaa       AAA       1,914
  2,545     Charlotte, North
              Carolina, Water and
              Sewer Systems Revenue,
              Series 1999,
              5.375% 06/01/19........  Aa1       AA+       2,628
  2,000     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              5.000% 01/15/17........  Aa3       AA        1,968
  4,500     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              5.125% 01/15/22........  Aa3       AA        4,400
    760     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, Series 1992,
              Prerefunded
              01/01/02 @ 102,
              6.375% 01/01/09........  Aa3       AA          793
    705     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, Series 1992,
              Prerefunded
              01/01/02 @ 102,
              6.250% 01/01/20........  Aa3       AA          735

                       SEE NOTES TO FINANCIAL STATEMENTS.
 182

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,500     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/01........  Aaa       AAA    $  2,508
  2,500     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/02........  Aaa       AAA       2,554
  1,000     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/05........  Aaa       AAA       1,039
  2,000     Coastal Regional Solid
              Waste Management
              Authority, North
              Carolina, Solid Waste
              Disposal System
              Revenue, Series 1992,
              6.300% 06/01/04........  A3        BBB+      2,108
    500     Concord, North Carolina,
              GO Refunding, Series
              1992,
              6.200% 06/01/05........  Aa2       AA-         524
  1,000     Concord, North Carolina,
              Utilities System
              Revenue, Series 1993,
              (MBIA Insured),
              5.200% 12/01/02........  Aaa       AAA       1,031
  1,720     Durham and Wake County,
              North Carolina, Special
              Apartment District, GO
              Refunding, Series 1992,
              5.750% 04/01/03........  Aaa       AAA       1,768
  2,300     Durham and Wake County,
              North Carolina, Special
              Apartment District, GO
              Refunding, Series 1993,
              5.000% 04/01/03........  Aaa       AAA       2,372
  1,500     Durham County, North
              Carolina, GO Refunding,
              Series 1992,
              5.200% 03/01/07........  Aaa       AAA       1,547
  2,000     Durham County, North
              Carolina, GO, Series
              1992, 5.750%
              02/01/06...............  Aaa       AAA       2,082
  1,150     Fayetteville, North
              Carolina, Public Works
              Commission, Revenue
              Refunding, Series 1997,
              (FSA Insured),
              5.250% 03/01/07........  Aaa       AAA       1,229
  2,000     Forsyth County, North
              Carolina, GO Refunding,
              Series 1993A,
              4.750% 03/01/06........  Aaa       AAA       2,073

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Greensboro, North
              Carolina, Combined
              Enterprise Systems
              Revenue, Series 1998A,
              5.000% 06/01/18........  A1        AA-    $  1,001
  2,000     Greenville, North
              Carolina, Combined
              Enterprise Systems
              Revenue, Series 1994,
              6.000% 09/01/10........  A2        A+        2,170
  3,000     Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue Refunding,
              (Champion International
              Corporation Project)
              Series 1999, AMT,
              6.400% 11/01/24........  Baa1      NR        3,095
  1,000     Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1993, AMT,
              5.500% 10/01/18........  Baa1      BBB+        956
  1,000     Henderson County, North
              Carolina, School and
              Community College GO,
              Series 1991,
              6.500% 06/01/05........  Aa3       A+        1,025
    500     Henderson County, North
              Carolina, School and
              Community College GO,
              Series 1991,
              6.500% 06/01/08........  Aa3       A+          513
  1,095     Iredell County, North
              Carolina, GO, Series
              1997, 4.750%
              02/01/16...............  Aa3       A+        1,085
  1,955     Iredell County, North
              Carolina, Public
              Facilities Corporate
              Installment Payment
              Revenue, (School
              Projects) Series 2000,
              (AMBAC Insured),
              5.500% 06/01/09........  Aaa       NR        2,136
  2,180     Iredell County, North
              Carolina, Public
              Facilities Corporate
              Installment Payment
              Revenue, (School
              Projects) Series 2000,
              (AMBAC Insured),
              5.125% 06/01/18........  Aaa       NR        2,205

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,305     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/12........  Aaa       AAA    $  1,427
  2,700     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/16........  Aaa       AAA       2,889
  1,160     Lee County, North
              Carolina, GO, Series
              1992,
              6.000% 02/01/06........  A1        A+        1,203
    575     Lower Cape Fear, North
              Carolina, Water and
              Sewer Authority,
              Revenue, Series 1993,
              AMT,
              5.200% 03/01/04........  A2        BBB         594
  1,000     Mecklenburg County, North
              Carolina, GO, Series
              1991, Prerefunded
              04/01/01 @ 102,
              6.200% 04/01/06........  Aaa       AAA       1,020
  1,000     Mecklenburg County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue Refunding,
              (Fluor Corporation
              Project) Series 1993,
              5.250% 12/01/09........  NR        A         1,023
  1,195     Morganton, North
              Carolina, Water and
              Sewer GO, Series 1995,
              (FGIC Insured),
              5.700% 06/01/11........  Aaa       AAA       1,282
  2,220     New Hanover County, North
              Carolina, GO, Series
              1995, 5.500%
              03/01/10...............  Aa2       AA-       2,361
  1,725     New Hanover County, North
              Carolina, GO, Series
              2000, 5.300%
              11/01/02...............  Aa2       AA-       1,778
  4,000     North Carolina State, GO,
              Series 1997A,
              5.100% 03/01/06........  Aaa       AAA       4,239
  2,550     North Carolina State, GO,
              Series 1999,
              4.500% 04/01/02........  Aaa       AAA       2,586
  5,000     North Carolina State, GO,
              Series 2001A,
              4.750% 03/01/14........  Aaa       AAA       5,063
  2,165     North Carolina, Eastern
              Municipal Power
              Authority, Revenue,
              Series 1986A,
              5.000% 01/01/17........  Aaa       BBB       2,206

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     North Carolina,
              Educational Facilities
              Finance Agency,
              Revenue, (Duke
              University Project)
              Series 1991C,
              6.625% 10/01/08........  Aa1       AA+    $  1,036
  1,750     North Carolina, Housing
              Finance Agency, (Home
              Ownership Project)
              Series 2000A-8, AMT,
              5.950% 07/01/10........  Aa2       AA        1,907
  1,210     North Carolina, Housing
              Finance Agency, (Home
              Ownership Project)
              Series 2000A-8, AMT,
              6.050% 07/01/12........  Aa2       AA        1,308
  1,950     North Carolina, Housing
              Finance Agency, Multi-
              Family Housing Revenue
              Refunding, Series
              1992B, (FHA COLL),
              6.900% 07/01/24........  Aa2       NR        2,026
    990     North Carolina, Housing
              Finance Agency,
              Revenue, (Home
              Ownership Project)
              Series 1999A-6, AMT,
              6.000% 01/01/16........  Aa2       AA        1,045
  1,500     North Carolina, Housing
              Finance Agency,
              Revenue, Series
              1999A-3, AMT,
              5.150% 01/01/19........  Aa2       AA        1,473
  4,020     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              (Home Ownership
              Project) Series
              1998A-1, AMT,
              5.350% 01/01/17........  Aa2       AA        4,087
    600     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1991R, (FHA
              COLL),
              6.350% 03/01/03........  Aa2       AA          614
    605     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1991R, (FHA
              COLL),
              6.350% 09/01/03........  Aa2       AA          622
    835     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1994Y,
              6.300% 09/01/15........  Aa        AA          865

                       SEE NOTES TO FINANCIAL STATEMENTS.
 184

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,500     North Carolina, Housing
              Finance Agency, Student
              Housing Revenue,
              (Appalachian Student
              Housing Project) Series
              2000A, (First Union
              National Bank LOC),
              Mandatory Put
              07/01/03 @ 100,
              4.750% 07/01/31........  Aa3       NR     $  2,546
  2,985     North Carolina, Housing
              Financing Agency,
              Series 1999A-5, AMT,
              5.550% 01/01/19........  Aa2       AA        3,032
  2,605     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (Novant
              Health, Inc. Project)
              Series 1998A, (MBIA
              Insured),
              5.000% 10/01/08........  Aaa       AAA       2,746
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.250% 10/01/04........  A1        AA-       2,092
  1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.300% 10/01/05........  A1        AA-       1,050
  3,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.500% 10/01/14........  A1        AA-       3,070
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp Inc. Project)
              Series 1996,
              5.100% 05/01/07........  A1        AA-       2,095
  1,715     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp Project)
              Series 1996,
              5.125% 05/01/08........  A1        AA-       1,787

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Duke
              University Hospital
              Project) Series 1996C,
              5.250% 06/01/17........  Aa3       AA     $  2,008
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Gaston
              Memorial Hospital
              Project) Series 1995,
              (AMBAC-TCRS Insured),
              5.000% 02/15/05........  Aaa       AAA       2,092
  1,795     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.600% 08/15/07........  Baa1      NR        1,706
  1,500     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Moore Regal
              Hospital Project)
              Series 1993,
              5.200% 10/01/13........  Aa3       AA-       1,521
  1,930     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993,
              5.400% 06/01/02........  A1        A+        1,972
  1,620     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993, Prerefunded
              06/01/03 @ 102,
              5.600% 06/01/04........  Aaa       A+        1,724
  3,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993, Prerefunded
              06/01/03 @ 102,
              6.250% 06/01/17........  Aaa       A+        3,233
  1,000     North Carolina, Medical
              Care Commission,
              Hospital Revenue
              Refunding, (Stanley
              Memorial Hospital
              Project) Series 1996,
              (AMBAC Insured),
              5.250% 10/01/06........  Aaa       AAA       1,066

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue, Series 1992,
              (MBIA-IBC Insured),
              7.250% 01/01/07........  Aaa       AAA    $  2,326
  1,000     North Carolina, State
              Education Assistance
              Authority, Revenue,
              Series 1995A, AMT, (GTD
              STD LNS),
              5.300% 07/01/03........  A         NR        1,028
  1,625     Orange County, North
              Carolina, GO, Series
              1994, 5.500%
              02/01/12...............  Aa1       AA+       1,706
  4,645     Orange County, North
              Carolina, GO, Series
              2000, 5.300%
              04/01/18...............  Aa1       AA+       4,846
  1,390     Pitt County, North
              Carolina, Certificates
              of Participation,
              (School Facilities
              Project) Series 2000B,
              5.750% 04/01/16........  Aaa       AAA       1,507
  1,240     Pitt County, North
              Carolina, Revenue
              Refunding, (Pitt County
              Memorial Hospital
              Project) Series 1995,
              5.375% 12/01/10........  Aaa       NR        1,321
  2,800     Pitt County, North
              Carolina, Revenue,
              (Pitt County Memorial
              Hospital Project)
              Series 1991B, (MBIA
              Insured), Prerefunded
              12/01/01 @ 102,
              6.750% 12/01/14........  Aaa       AAA       2,921
  1,000     Raleigh, North Carolina,
              Combined Enterprise
              System Revenue, Series
              1996,
              5.250% 03/01/07........  Aa1       AAA       1,070
  1,910     Raleigh, North Carolina,
              GO, Series 1996,
              5.300% 06/01/16........  Aaa       AAA       1,991
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.200% 06/01/12........  Aaa       AAA       1,057
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.300% 06/01/13........  Aaa       AAA       1,056
  1,595     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.500% 06/01/14........  Aaa       AAA       1,708

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,000     Randolph County, North
              Carolina, GO, Series
              1992, Prerefunded
              05/01/02 @ 102,
              6.250% 05/01/08........  Aa3       AA-    $  2,105
  1,000     Robeson County, North
              Carolina, Industrial
              Facilities, PCR
              Refunding, (Campbell
              Soup Company Project)
              Series 1991,
              6.400% 12/01/06........  NR        A         1,122
    750     Rutherford County, North
              Carolina, GO, Series
              1991, (MBIA Insured),
              6.400% 06/01/01........  Aaa       AAA         754
  1,050     Stanly County, North
              Carolina, GO, Series
              2001, (AMBAC Insured),
              4.800% 02/01/19........  Aaa       AAA       1,028
  1,000     Union County, North
              Carolina, School
              District, GO, Series
              1991, Prerefunded
              04/01/01 @ 101,
              6.500% 04/01/03........  Aa3       AA-       1,010
    500     Union County, North
              Carolina, School
              District, GO, Series
              1992,
              5.800% 03/01/05........  Aa3       AA-         519
  1,690     University of North
              Carolina, Chapel Hill,
              Hospital Revenue
              Refunding, Series 1999,
              (AMBAC Insured),
              5.250% 02/15/12........  Aaa       AAA       1,789
  1,000     University of North
              Carolina, Chapel Hill,
              University Revenue
              Refunding, Series 1992,
              5.500% 02/15/02........  A1        AA        1,020
  1,000     University of North
              Carolina, Charlotte,
              Revenue Refunding,
              (Housing and Dining
              Systems Project) Series
              1993M, (MBIA Insured),
              4.800% 01/01/04........  Aaa       AAA       1,032
  3,500     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.200% 08/01/06........  Aa1       AA        3,632
  1,000     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.000% 08/01/09........  Aa1       AA        1,027

                       SEE NOTES TO FINANCIAL STATEMENTS.
 186

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,600     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.000% 08/01/11........  Aa1       AA     $  1,635
  1,000     Wake County, North
              Carolina, GO Refunding,
              Series 1993,
              4.700% 04/01/05........  Aaa       AAA       1,030
  2,000     Wake County, North
              Carolina, GO, Series
              2001B,
              4.500% 02/01/14........  Aaa       AAA       1,977
  2,065     Wake County, North
              Carolina, Hospital
              Revenue, Series 1993,
              (MBIA Insured),
              5.125% 10/01/26........  Aaa       AAA       2,077
  1,000     Wake County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue Refunding,
              (Carolina Power and
              Light Project) Series
              1994A,
              3.500% 05/01/24........  Aaa       AAA       1,000
  1,000     Wake County, North
              Carolina, Public
              Improvement GO, Series
              1994,
              4.600% 02/01/06........  Aaa       AAA       1,032
  1,200     Wayne County, North
              Carolina, GO Refunding,
              Series 1993, (MBIA
              Insured),
              4.900% 04/01/05........  Aaa       AAA       1,254
  1,000     Wilmington, North
              Carolina, Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.000% 04/01/11........  Aaa       AAA       1,053

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Wilmington, North
              Carolina, Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.000% 04/01/13........  Aaa       AAA    $  1,039
                                                        --------
                                                         189,621
                                                        --------
            NEW JERSEY -- 1.1%
  2,040     New Jersey, Financing
              Authority, Health Care
              Facilities Revenue,
              (Riverwood Center Inc.
              Project) Series 1991A,
              (FSA Insured),
              Prerefunded
              07/01/01 @ 102,
              9.900% 07/01/21........  Aaa       AAA       2,115
                                                        --------
            PUERTO RICO -- 0.6%
  1,000     Puerto Rico, Electric
              Power Authority, Power
              Revenue Refunding,
              Series 1995Y, (MBIA
              Insured),
              7.000% 07/01/07........  Aaa       AAA       1,178
                                                        --------
            WASHINGTON -- 0.6%
  1,150     Washington State, Public
              Power Supply Systems,
              Revenue Refunding,
              Series 1993A, (MBIA-IBC
              Insured),
              5.800% 07/01/07........  Aaa       AAA       1,260
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost 184,868).........                    194,174
                                                        --------

 SHARES
 ------
            INVESTMENT COMPANIES -- 0.2%
              (Cost $378)
      378   Nations Municipal Reserves#..........        378
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2001


                                                     VALUE
                                                     (000)
------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $185,246*)............   99.4%  $194,552
                                                    --------
            OTHER ASSETS AND LIABILITIES
              (NET).......................    0.6%
            Cash.................................   $      1
            Receivable for Fund shares sold......        271
            Interest receivable..................      2,912
            Payable for Fund shares redeemed.....     (1,082)
            Investment advisory fee payable......        (44)
            Administration fee payable...........        (34)
            Shareholder servicing and
              distribution fees payable..........         (7)
            Distributions payable................       (709)
            Accrued Trustees' fees and
              expenses...........................        (27)
            Accrued expenses and other
              liabilities........................        (35)
                                                    --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..............................      1,246
                                                    --------
            NET ASSETS....................  100.0%  $195,798
                                                    ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income.............................   $    323
            Accumulated net realized loss on
              investments sold...................     (1,877)
            Net unrealized appreciation of
              investments........................      9,306
            Paid-in capital......................    188,046
                                                    --------
            NET ASSETS...........................   $195,798
                                                    ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($180,125,971 / 17,019,646 shares
              outstanding).......................     $10.58
                                                      ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($10,331,733 / 976,176
              shares outstanding)................     $10.58
                                                      ======
            Maximum sales charge.................      3.25%
            Maximum offering price per share.....     $10.94
            INVESTOR B SHARES:
            Net asset value and offering price
              per share** ($5,261,229 / 497,135
              shares outstanding)................     $10.58
                                                      ======
            INVESTOR C SHARES:
            Net asset value and offering price
              per share** ($79,234 / 7,486 shares
              outstanding).......................     $10.58
                                                      ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $9,306 on investment securities was comprised of gross appreciation of $9,418 and gross depreciation of $112 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $185,246.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations North Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   MBIA                                                                   10.99%

Nations North Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Hospital Revenue                                                       17.57%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 188

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.7%
            NORTH CAROLINA -- 97.7%
 $1,600     Charlotte, North Carolina,
              GO, Series 2000, 5.500%
              06/01/12................  Aaa       AAA    $ 1,759
    525     Charlotte, North Carolina,
              Health Care Systems
              Revenue, Unrefunded
              Balance, (Mecklenburg
              Hospital Authority
              Project) Series 1992,
              6.250% 01/01/20.........  Aa3       AA         540
    975     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, Series 1992,
              Prerefunded
              01/01/02 @ 102,
              6.250% 01/01/20.........  Aa3       AA       1,016
  1,000     Craven County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, PCR
              Refunding, (Weyerhaeuser
              Company Project) Series
              1992,
              6.350% 01/01/10.........  NR        A        1,038
  1,000     Cumberland County, North
              Carolina, GO, Series
              1998, (FGIC Insured),
              5.000% 03/01/17.........  Aaa       AAA      1,012
  1,305     Greensboro, North
              Carolina, Enterprise
              Systems Revenue, Series
              1998A,
              5.500% 06/01/08.........  A1        AA-      1,422
  1,000     Greensboro, North
              Carolina, Public
              Improvement GO, Series
              1998,
              4.700% 04/01/10.........  Aa1       AAA      1,040
  1,000     Greenville, North
              Carolina, Utilities
              Commission Revenue,
              Series 2000A, (MBIA
              Insured),
              5.500% 09/01/19.........  Aaa       AAA      1,042
  1,000     Haywood County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue
              Refunding, (Champion
              International
              Corporation Project)
              Series 1999, AMT,
              6.400% 11/01/24.........  Baa1      NR       1,032

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Haywood County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1993, AMT,
              5.500% 10/01/18.........  Baa1      BBB+   $   956
  1,925     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/15.........  Aaa       AAA      2,075
  2,000     Martin County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Weyerhaeuser Company
              Project) Series 1993,
              AMT,
              5.650% 12/01/23.........  A3        A        1,902
  1,000     Mecklenburg County, North
              Carolina, GO Refunding,
              Series 1993,
              6.000% 04/01/11.........  Aaa       AAA      1,141
  2,000     Mecklenburg County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Revenue
              Refunding, (Fluor
              Corporation Project)
              Series 1993,
              5.250% 12/01/09.........  NR        A        2,046
  1,000     Monroe, North Carolina,
              Combined Enterprise
              Systems, Revenue, Series
              1994, Prerefunded
              03/01/04 @ 102,
              6.000% 03/01/14.........  A3        A        1,085
  1,000     Morganton, North Carolina,
              Water and Sewer GO,
              Series 1995, (FGIC
              Insured),
              5.600% 06/01/10.........  Aaa       AAA      1,070
  1,000     New Hanover County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Occidental Petroleum
              Corporation Project)
              Series 1994, AMT,
              6.500% 08/01/14.........  Baa3      BBB-     1,009

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     North Carolina,
              Appalachian State
              University, Revenue
              Refunding, Series 1998,
              (MBIA Insured),
              5.000% 05/15/18.........  Aaa       AAA    $ 1,002
  1,210     North Carolina, Housing
              Finance Agency, Revenue,
              (Home Ownership Project)
              Series 1998A-2, AMT,
              5.200% 01/01/20.........  Aa2       AA       1,206
  1,130     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Gaston Memorial
              Hospital Project) Series
              1995, (AMBAC-TCRS
              Insured),
              5.250% 02/15/07.........  Aaa       AAA      1,205
    860     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Halifax Regional
              Medical Center, Inc.
              Project) Series 1998,
              4.600% 08/15/06.........  Baa1      NR         828
  1,500     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Pitt County Memorial
              Hospital Project) Series
              1998B,
              4.750% 12/01/28.........  Aa3       AA-      1,337
  1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Rex Hospital, Inc.
              Project) Series 1993,
              Prerefunded
              06/01/03 @ 102,
              6.250% 06/01/17.........  Aaa       A+       1,078
  1,000     North Carolina, Medical
              Care Commission,
              Hospital Revenue, (Pitt
              County Memorial Hospital
              Project) Series 1998B,
              5.000% 12/01/18.........  Aa3       AA-        966
  1,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue Refunding,
              (Catawba Electric
              Project) Series 1992,
              (FSA Insured),
              6.200% 01/01/18.........  Aaa       AAA      1,042

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,500     Onslow County, North
              Carolina, Combined
              Enterprise Systems,
              Revenue, Series 1994,
              (MBIA Insured),
              5.875% 06/01/09.........  Aaa       AAA    $ 1,617
  1,000     Orange County, North
              Carolina, GO, Series
              1994,
              5.500% 02/01/14.........  Aa1       AA+      1,045
  1,000     Orange County, North
              Carolina, GO, Series
              2000,
              5.300% 04/01/17.........  Aa1       AA+      1,048
  1,000     Pitt County, North
              Carolina, Certificates
              of Participation,
              (School Facilities
              Project) Series 2000B,
              5.500% 04/01/25.........  Aaa       AAA      1,035
  1,000     Pitt County, North
              Carolina, Hospital
              Revenue, (Pitt County
              Memorial Hospital
              Project) Series 1995,
              5.250% 12/01/21.........  Aaa       NR       1,014
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation, Series
              2000, (FSA Insured),
              5.500% 06/01/15.........  Aaa       AAA      1,064
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation, Series
              2000, (FSA Insured),
              5.750% 06/01/22.........  Aaa       AAA      1,065
  1,000     Wake County, North
              Carolina, GO, Series
              2001B,
              4.500% 02/01/14.........  Aaa       AAA        988
  1,000     Wilmington, North
              Carolina, Water
              Authority, GO, Series
              1994,
              5.700% 06/01/15.........  Aa3       AA-      1,051
  1,000     Wilson, North Carolina,
              GO, Series 2000, (AMBAC
              Insured),
              5.100% 06/01/14.........  Aaa       AAA      1,051
                                                         -------
                                                          40,827
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $38,461)..........................    40,827
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 190

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

 SHARES                                                 VALUE
  (000)                                                 (000)
--------------------------------------------------------------
            INVESTMENT COMPANIES -- 1.2%
              (Cost $511)
    511     Nations Municipal Reserves#.............   $   511
                                                       -------
            TOTAL INVESTMENTS
              (Cost $38,972*)................   98.9%   41,338
                                                       -------
            OTHER ASSETS AND
              LIABILITIES (NET)..............    1.1%
            Receivable for Fund shares sold.........   $    12
            Interest receivable.....................       636
            Investment advisory fee payable.........       (12)
            Administration fee payable..............        (7)
            Shareholder servicing and distribution
              fees payable..........................       (15)
            Distributions payable...................      (106)
            Accrued Trustees' fees and expenses.....       (27)
            Accrued expenses and other
              liabilities...........................       (14)
                                                       -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................       467
                                                       -------
            NET ASSETS.......................  100.0%  $41,805
                                                       =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    28
            Accumulated net realized loss on
              investments sold......................    (1,608)
            Net unrealized appreciation of
              investments...........................     2,366
            Paid-in capital.........................    41,019
                                                       -------
            NET ASSETS..............................   $41,805
                                                       =======


                                                        VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share
              ($21,965,512 / 2,198,731 shares
              outstanding)..........................     $9.99
                                                         =====
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($2,780,007 / 278,342 shares
              outstanding)..........................     $9.99
                                                         =====
            Maximum sales charge....................     4.75%
            Maximum offering price per share........    $10.49
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($16,971,644 / 1,698,885
              shares outstanding)...................     $9.99
                                                         =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($87,401 / 8,751 shares
              outstanding)..........................     $9.99
                                                         =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $2,366 on investment securities was comprised of gross appreciation of $2,412 and gross depreciation of $46 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $38,972.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations North Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   FGIC                                                                   12.42%

Nations North Carolina Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            19.09%
   Hospital Revenue                                                       11.66%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.6%
            SOUTH CAROLINA -- 98.3%
 $1,100     Anderson County, South
              Carolina, GO Revenue
              Refunding, Series 1992,
              6.400% 04/01/03........  Aa3       AA-    $  1,152
  1,300     Anderson County, South
              Carolina, GO Revenue
              Refunding, Series 1992,
              6.500% 04/01/04........  Aa3       AA-       1,363
  1,240     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.200% 07/01/03........  Aaa       AAA       1,287
  1,000     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.500% 07/01/06........  Aaa       AAA       1,053
  1,500     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.600% 07/01/07........  Aaa       AAA       1,578
  1,000     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.600% 07/01/08........  Aaa       AAA       1,049
  1,725     Beaufort County, South
              Carolina, School
              District, GO, Series
              2000B, (SCSDE),
              5.500% 03/01/16........  Aa1       AA+       1,812
  1,200     Beaufort County, South
              Carolina, School
              District, GO, Series
              2000C, (SCSDE),
              5.125% 03/01/12........  Aa1       AA+       1,254
  1,000     Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.300% 05/01/04........  Aaa       AAA       1,051
  1,000     Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.400% 05/01/05........  Aaa       AAA       1,053

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.500% 05/01/06........  Aaa       AAA    $  1,052
  2,500     Berkeley County, South
              Carolina, School
              District, GO, Series
              2000, (SCSDE Insured),
              5.000% 04/01/21........  Aa1       AA+       2,475
  1,000     Camden, South Carolina,
              Combined Public
              Utilities Revenue
              Refunding and
              Improvement, Series
              1997, (MBIA Insured),
              5.500% 03/01/17........  Aaa       AAA       1,042
  2,370     Charleston County, South
              Carolina, Hospital
              Facilities Revenue,
              (Care Alliance Health
              Services Project)
              Series 1999A, (FSA
              Insured),
              5.125% 08/15/15........  Aaa       AAA       2,449
  3,000     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Bon
              Secours Health Systems
              Project) Series 1993,
              (FSA Insured),
              5.500% 08/15/10........  Aaa       AAA       3,169
  1,000     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Medical
              Society Health Project)
              Series 1992, (MBIA
              Insured),
              6.000% 10/01/09........  Aaa       AAA       1,059
  1,000     Charleston County, South
              Carolina, Public
              Improvement Authority,
              GO, Series 1994, (State
              Aid Withholding),
              5.500% 06/01/14........  Aa3       AA        1,081
  1,000     Charleston County, South
              Carolina, Revenue,
              (Alliance Health
              Services Project)
              Series 1999A, (FSA
              Insured),
              5.000% 08/15/12........  Aaa       AAA       1,036
  1,040     Charleston County, South
              Carolina, Solid Waste
              User Fee Revenue,
              Series 1994, (MBIA
              Insured),
              5.800% 01/01/06........  Aaa       AAA       1,126

                       SEE NOTES TO FINANCIAL STATEMENTS.
 192

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $5,105     Charleston, South
              Carolina, Waterworks
              and Sewer Capital
              Improvement Revenue
              Refunding, Series 1998,
              5.250% 01/01/08........  A1        AA-    $  5,461
  9,500     Charleston, South
              Carolina, Waterworks
              and Sewer Capital
              Improvement Revenue
              Refunding, Series 1998,
              (FGIC Insured),
              4.500% 01/01/24........  Aaa       AAA       8,531
  1,000     Charleston, South
              Carolina, Waterworks
              and Sewer Revenue
              Refunding, Series 1991,
              5.750% 01/01/04........  A1        AA-       1,035
  1,645     Cherokee County, South
              Carolina, School
              District Number 1, GO,
              Series 1997, (SCSDE),
              5.000% 03/01/02........  Aa1       NR        1,673
  1,000     Columbia, South Carolina,
              Parking Facilities
              Revenue Refunding,
              Series 1994, (AMBAC
              Insured),
              5.750% 12/01/09........  Aaa       AAA       1,068
  5,500     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue
              Refunding, Series 1993,
              5.500% 02/01/09........  Aa2       AA        5,989
  2,000     Darlington County, South
              Carolina, PCR,
              (Carolina Power and
              Light-Annual Tender
              Project) Series 1983,
              6.600% 11/01/10........  A2        BBB+      2,144
  1,000     Darlington County, South
              Carolina, PCR,
              (Carolina Power and
              Light-Annual Tender
              Project) Series 1983,
              (MBIA-IBC Insured),
              6.600% 11/01/10........  Aaa       AAA       1,073
  1,250     Florence, South Carolina,
              Water and Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.150% 03/01/06........  Aaa       AAA       1,302
  1,225     Georgetown County, South
              Carolina, Environmental
              Revenue, (International
              Paper Company Project)
              Series 1997A, AMT,
              5.700% 10/01/21........  Baa1      BBB+      1,169

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $4,000     Georgetown County, South
              Carolina, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1999A,
              5.125% 02/01/12........  Baa1      BBB+   $  3,885
  2,480     Georgetown County, South
              Carolina, School
              District, GO, Series
              2000, (SCSDE),
              5.500% 03/01/09........  Aa1       AA+       2,711
  1,000     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.000% 06/01/02........  Aaa       AAA       1,031
  1,950     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.300% 06/01/05++......  Aaa       AAA       2,051
  1,000     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.400% 06/01/07........  Aaa       AAA       1,053
  1,000     Greenville County, South
              Carolina, Industrial
              Revenue Refunding,
              (Monsanto Company
              Project) Series 1990,
              7.500% 10/01/07........  A1        NR        1,000
  1,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.300% 05/01/04........  Aa3       AA        1,041
  4,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.400% 05/01/05........  Aa3       AA        4,184
  2,400     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.500% 05/01/11........  Aa3       AA        2,473
  1,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1996A, (GTY-AGMT),
              5.400% 05/01/07........  Aa3       AA        1,061
  4,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1996B, (GTY-AGMT),
              5.250% 05/01/17........  Aa3       AA        3,995

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,385     Greenville, South
              Carolina, Hospital
              Facilities Revenue,
              Series 2001,
              5.500% 05/01/26(a).....  Aaa       AAA    $  1,414
  2,000     Greenville, South
              Carolina, Water Utility
              Improvement Waterworks
              Revenue, Series 1997,
              6.000% 02/01/06++......  Aa1       AA        2,192
  1,000     Greenville, South
              Carolina, Water Utility
              Improvement Waterworks
              Revenue, Series 1997,
              6.000% 02/01/08........  Aa1       AA        1,114
  1,885     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/06........  Aaa       AAA       1,996
  2,000     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/07........  Aaa       AAA       2,111
  1,060     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/08........  Aaa       AAA       1,115
  1,000     Hilton Head Island, South
              Carolina, GO, Series
              2001,
              5.000% 03/01/13........  Aa3       AA        1,030
  1,200     Horry County, South
              Carolina, Hospital
              Facilities Revenue,
              (Conway Hospital, Inc.
              Project) Series 1998,
              (AMBAC Insured),
              4.875% 07/01/11........  Aaa       AAA       1,239
  1,275     Horry County, South
              Carolina, School
              District, GO, Series
              1995B, (MBIA Insured,
              SCSDE),
              5.700% 03/01/16........  Aaa       AAA       1,309
  1,725     Lancaster County, South
              Carolina, School
              District, GO, Series
              1991, (MBIA Insured),
              Prerefunded 07/01/02 @
              102,
              6.500% 07/01/07........  Aaa       AAA       1,827

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,180     Lexington County, South
              Carolina, Health
              Service District,
              Revenue Refunding,
              (Health Service
              District and Lexmed,
              Inc. Project) Series
              1997, (FSA Insured),
              5.500% 11/01/06........  Aaa       AAA    $  1,275
  5,000     Lexington County, South
              Carolina, Health
              Services District,
              Revenue Refunding,
              Series 1997, (FSA
              Insured),
              5.125% 11/01/21........  Aaa       AAA       4,922
  2,000     Lexington, South
              Carolina, Water and
              Sewer Authority,
              Revenue, Series 1997,
              5.450% 04/01/19........  NR        AA        2,025
  2,000     Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A,
              7.000% 07/01/01........  Baa2      BBB+      2,016
  4,500     Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A,
              7.000% 07/01/02........  Baa2      BBB+      4,602
  3,725     Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A,
              7.200% 07/01/05........  Baa2      BBB+      3,809
  2,500     Myrtle Beach, South
              Carolina, Water and
              Sewer Improvement
              Revenue Refunding,
              Series 1993, (MBIA
              Insured),
              5.000% 03/01/03........  Aaa       AAA       2,572
  1,750     North Charleston, South
              Carolina, GO Refunding,
              Series 1993,
              5.600% 08/01/07........  A2        AA-       1,843
  1,725     North Charleston, South
              Carolina, GO Refunding,
              Series 1993,
              5.750% 08/01/08........  A2        AA-       1,818
  1,000     North Charleston, South
              Carolina, Sewer
              District, Revenue
              Refunding, Series
              1992A, (MBIA Insured),
              6.000% 07/01/02........  Aaa       AAA       1,033

                       SEE NOTES TO FINANCIAL STATEMENTS.
 194

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,850     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1991,
              (FGIC Insured),
              6.850% 01/01/07........  Aaa       AAA    $  1,892
  1,600     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.000% 01/01/05........  Aaa       AAA       1,731
  4,000     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series
              1996B, (MBIA Insured),
              5.250% 01/01/09........  Aaa       AAA       4,252
  2,040     Richland County, South
              Carolina, GO Refunding,
              Series 1991,
              5.900% 12/01/01........  Aa2       AA        2,077
  2,020     Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.750% 03/01/03........  Aa2       AA        2,070
  2,120     Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.850% 03/01/04++......  Aa2       AA        2,196
  2,250     Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.950% 03/01/05........  Aa2       AA        2,347
  4,000     Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992C,
              5.875% 11/01/02........  Baa1      BBB+      4,113
  6,000     Richland County, South
              Carolina, School
              District Number 1, GO,
              Series 1996, (SCSDE),
              4.625% 03/01/22........  Aa1       AA+       5,570
  1,330     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              4.800% 03/01/03........  Aaa       AAA       1,364
  1,590     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              4.900% 03/01/04........  Aaa       AAA       1,648

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,655     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              5.000% 03/01/05........  Aaa       AAA    $  1,730
  1,000     Rock Hill, South
              Carolina, Combined
              Public Utility Systems
              Revenue, Series 1991,
              (FGIC Insured),
              6.200% 01/01/03........  Aaa       AAA       1,022
  2,000     Rock Hill, South
              Carolina, School
              District Number 3, GO
              Refunding, Series
              1992B, (FGIC Insured,
              SCSDE),
              5.900% 02/01/02........  Aaa       AAA       2,045
  6,135     South Carolina State,
              Capital Improvement GO,
              Series 1996A,
              3.500% 07/01/06++......  Aaa       AAA       6,047
  3,350     South Carolina State,
              Capital Improvement GO,
              Series 2001A,
              3.500% 01/01/15........  Aaa       AAA       2,903
  1,245     South Carolina State, GO,
              Series 2000A,
              4.800% 03/01/09........  Aaa       AAA       1,306
  5,000     South Carolina State,
              Housing Finance and
              Development Authority,
              Multi-Family Housing
              Revenue, (United
              Dominion Realty Trust
              Project) Series 1994,
              AMT, Mandatory Put
              05/01/04 @ 100,
              6.500% 05/01/24........  NR        BBB-      5,080
  2,260     South Carolina State,
              Housing Finance and
              Development Authority,
              Rental Housing Revenue,
              (Windsor Shores
              Project) Series 1993B,
              (FHA Insured),
              5.600% 07/01/16........  NR        AA        2,265
  4,595     South Carolina State,
              Housing Finance and
              Development Authority,
              Revenue Refunding,
              Series 1992A, (FNMA/
              FHA COLL),
              6.800% 11/15/11........  Aaa       NR        4,746
  4,565     South Carolina State,
              Port Authority,
              Revenue, Series 1998,
              AMT, (FSA Insured),
              5.250% 07/01/13........  Aaa       AAA       4,717

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $3,495     South Carolina State,
              Ports Authority, Ports
              Revenue, Series 1991,
              AMT, (AMBAC Insured),
              6.750% 07/01/21........  Aaa       AAA    $  3,595
  1,000     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1991B,
              6.600% 07/01/01........  Aaa       AAA       1,009
  3,000     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1992A,
              6.200% 07/01/05++......  Aa2       AA-       3,144
  1,000     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A,
              5.200% 07/01/03........  Aa2       AA-       1,037
  1,500     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A, (MBIA Insured),
              5.300% 07/01/05........  Aaa       AAA       1,568
  2,000     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1993C, (AMBAC Insured),
              5.100% 01/01/11........  Aaa       AAA       2,047
  1,000     South Carolina State,
              Public Service
              Authority, Revenue,
              Series 1991B,
              6.700% 07/01/02........  Aa2       AA-       1,028
  4,000     South Carolina,
              Educational Facilities
              for Non-Profit
              Institutions, Revenue,
              (Furman University
              Project) Series 1996A,
              (MBIA Insured),
              5.500% 10/01/26........  Aaa       AAA       4,086
  1,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Oconee Memorial
              Hospital, Inc. Project)
              Series 1995, (CONNIE
              LEE Insured),
              6.150% 03/01/15........  NR        AAA       1,602
  4,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              7.125% 12/15/15........  Baa2      BBB       4,526

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $6,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (South Carolina Baptist
              Hospital Project)
              Series 1993, (AMBAC
              Insured),
              5.450% 08/01/15........  Aaa       AAA    $  6,589
  2,375     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              Series 1999, (FSA
              Insured),
              5.300% 02/01/14........  Aaa       AAA       2,471
  1,000     South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1992A,
              6.375% 07/01/11........  Aa2       AA-       1,051
  1,000     South Carolina,
              Transportation
              Infrastructure Revenue,
              Series 1998A, (MBIA
              Insured),
              4.500% 10/01/17........  Aaa       AAA         936
  1,025     Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.800% 02/01/05........  Aa2       AA        1,083
  1,005     Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.700% 02/01/06........  Aa2       AA        1,058
  1,000     Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.700% 02/01/09........  Aa2       AA        1,046
  2,850     Spartanburg, South
              Carolina, Sewer
              District, Sewer Systems
              Revenue, Series 1997,
              (MBIA Insured),
              Prerefunded 06/01/07 @
              101,
              5.500% 06/01/27........  Aaa       AAA       3,124
  3,445     Spartanburg, South
              Carolina, Waterworks
              and Sewer Systems
              Authority, Revenue,
              Unrefunded Balance,
              Series 1992,
              6.200% 06/01/09........  A1        AA-       3,585
  1,000     West Columbia, South
              Carolina, Water and
              Sewer Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.300% 10/01/07........  Aaa       AAA       1,061

                       SEE NOTES TO FINANCIAL STATEMENTS.
 196

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              5.800% 03/01/03........  Aaa       AAA    $  1,031
  1,000     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              5.900% 03/01/04........  Aaa       AAA       1,030
  2,500     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.000% 03/01/02........  Aaa       AAA       2,542
  1,000     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.500% 03/01/10........  Aaa       AAA       1,040
  2,500     York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24........  Baa2      BBB       2,330
  4,000     York County, South
              Carolina, PCR
              Refunding, (Bowater
              Inc. Project) Series
              1991B,
              6.850% 04/01/01........  Baa3      BBB       4,000
                                                        --------
                                                         241,073
                                                        --------
            TEXAS -- 1.3%
  1,000     Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric Company
              Project) Series 2001A,
              AMT, Mandatory Put
              04/01/04 @ 100,
              4.950% 10/01/30(a).....  NR        NR        1,000
  2,000     Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              Mandatory Put 11/01/07
              @ 100,
              6.150% 05/01/29........  Baa1      BBB-      2,071
                                                        --------
                                                           3,071
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $231,947)........................    244,144
                                                        --------

 SHARES                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.4%
              (Cost $1,043)
  1,043     Nations Municipal Reserves#...........   $  1,043
                                                     --------
            TOTAL INVESTMENTS
              (Cost $232,990*).............  100.0%   245,187
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    0.0%
            Cash..................................   $      1
            Receivable for Fund shares sold.......      1,050
            Interest receivable...................      3,535
            Payable for Fund shares redeemed......     (1,034)
            Investment advisory fee payable.......        (55)
            Administration fee payable............        (42)
            Shareholder servicing and distribution
              fees payable........................        (12)
            Distributions payable.................       (947)
            Payable for investment securities
              purchased...........................     (2,420)
            Accrued Trustees' fees and expenses...        (29)
            Accrued expenses and other
              liabilities.........................        (43)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................          4
                                                     --------
            NET ASSETS.....................  100.0%  $245,191
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    218
            Accumulated net realized loss on
              investments sold....................       (553)
            Net unrealized appreciation of
              investments.........................     12,197
            Paid-in capital.......................    233,329
                                                     --------
            NET ASSETS............................   $245,191
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($217,512,617 / 20,448,183 shares
              outstanding)........................     $10.64
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($18,420,598 / 1,731,915
              shares outstanding).................     $10.64
                                                       ======
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $11.00
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($7,082,827 / 665,849 shares
              outstanding)........................     $10.64
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($2,175,077 / 204,419 shares
              outstanding)........................     $10.64
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $12,197 on investment securities was comprised of gross appreciation of $12,484 and gross depreciation of $287 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $232,990.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 ++ All or a portion of security segregated as collateral for "when issued" securities.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when issued" basis.

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   MBIA                                                                   14.96%
   FGIC                                                                   10.28%

Nations South Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Hospital Revenue                                                       22.40%
   Water Revenue                                                          20.66%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 198

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.3%
            SOUTH CAROLINA -- 99.3%
 $  500     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Bon
              Secours Health Systems
              Project) Series 1993,
              (FSA Insured),
              5.625% 08/15/25.........  Aaa       AAA    $   532
  1,000     Chester County, South
              Carolina, IDR Refunding,
              (Springs Industries Inc.
              Project) Series 1992,
              7.350% 02/01/14.........  NR        BBB+     1,029
  1,500     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue
              Refunding, Series 1993,
              5.500% 02/01/09.........  Aa2       AA       1,633
  2,700     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue, Series
              1991,
              3.740%+ 02/01/03........  Aa2       AA       2,522
  1,750     Darlington County, South
              Carolina, IDR, (Nucor
              Corporation Project)
              Series 1993A, AMT,
              5.750% 08/01/23.........  A1        AA-      1,773
  1,500     Darlington County, South
              Carolina, IDR, (Sonoco
              Products Company
              Project) Series 1995,
              AMT,
              6.125% 06/01/25.........  A2        A        1,536
  2,000     Georgetown County, South
              Carolina, PCR Refunding,
              (International Paper
              Company Project) Series
              1999A,
              5.125% 02/01/12.........  Baa1      BBB+     1,943
  2,040     Greenville, South
              Carolina, Hospital
              Facilities Revenue,
              Series 1996B, (GTY
              AGMT),
              5.250% 05/01/23.........  Aa3       AA       1,980
  1,500     Greenville, South
              Carolina, Water Utility
              Improvement, Waterworks
              Revenue, Series 1997,
              5.500% 02/01/22.........  Aa1       AA       1,547
    710     Greer, South Carolina,
              Combined Public
              Utilities, Revenue
              Refunding and
              Improvement, Series
              1997, (AMBAC Insured),
              5.000% 09/01/17.........  Aaa       AAA        711

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,100     Horry County, South
              Carolina, Hospital
              Facilities Revenue,
              (Conway Hospital, Inc.
              Project) Series 1998,
              (AMBAC Insured),
              4.750% 07/01/10.........  Aaa       AAA    $ 1,134
  1,575     Medical University, South
              Carolina, Hospital
              Facilities Revenue,
              Series 1999,
              5.500% 07/01/09.........  Baa2      BBB+     1,672
  1,000     Oconee County, South
              Carolina, School
              District, GO, Series
              1994, (MBIA Insured),
              5.100% 01/01/13.........  Aaa       AAA      1,019
  1,000     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1996B,
              (MBIA Insured),
              5.250% 01/01/09.........  Aaa       AAA      1,063
  2,000     South Carolina State,
              Capital Improvement, GO,
              Series 2001A,
              3.500% 01/01/16.........  Aaa       AAA      1,706
  2,000     South Carolina State,
              Public Service
              Authority, Revenue,
              Series 1999A, (MBIA
              Insured),
              5.625% 01/01/13.........  Aaa       AAA      2,178
  1,000     South Carolina,
              Educational Facilities
              for Non-Profit
              Institutions, Revenue,
              (Furman University
              Project) Series 1996A,
              (MBIA Insured),
              5.500% 10/01/26.........  Aaa       AAA      1,022
  1,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project) Series
              2000A,
              7.125% 12/15/15.........  Baa2      BBB      1,006
  2,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              Series 1999, (FSA
              Insured),
              5.300% 02/01/14.........  Aaa       AAA      2,081
  1,000     South Carolina,
              Transportation
              Infrastructure Revenue,
              Series 1998A, (MBIA
              Insured),
              5.000% 10/01/12.........  Aaa       AAA      1,038

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Spartanburg County, South
              Carolina, Health
              Services District,
              Hospital Revenue
              Refunding, Series 1997B,
              (MBIA Insured),
              5.125% 04/15/17.........  Aaa       AAA    $ 1,004
  2,250     Spartanburg, South
              Carolina, Sanitary Sewer
              District, Sewer System
              Revenue Refunding,
              Series 1999B, (MBIA
              Insured),
              5.000% 03/01/26.........  Aaa       AAA      2,194
  2,000     York County, South
              Carolina, Exempt
              Facilities IDR, (Hoechst
              Celanese Corporation
              Project) Series 1994,
              AMT,
              5.700% 01/01/24.........  Baa2      BBB      1,863
    900     York County, South
              Carolina, PCR Refunding,
              (Bowater Inc. Project)
              Series 1991B,
              6.850% 04/01/01.........  Baa3      BBB        900
                                                         -------
                                                          35,086
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $32,799)..........................    35,086
                                                         -------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.0%
              (Cost $17)
     17     Nations Municipal Reserves#.............        17
                                                       -------
            TOTAL INVESTMENTS
              (Cost $32,816*)................   99.3%   35,103
                                                       -------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................    0.7%
            Interest receivable.....................   $   443
            Payable for Fund shares redeemed........        (1)
            Investment advisory fee payable.........       (12)
            Administration fee payable..............        (6)
            Shareholder servicing and distribution
              fees payable..........................        (7)
            Distributions payable...................      (131)
            Accrued Trustees' fees and expenses.....       (26)
            Accrued expenses and other
              liabilities...........................       (15)
                                                       -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................       245
                                                       -------
            NET ASSETS.......................  100.0%  $35,348
                                                       =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    20
            Accumulated net realized loss on
              investments sold......................      (699)
            Net unrealized appreciation of
              investments...........................     2,287
            Paid-in capital.........................    33,740
                                                       -------
            NET ASSETS..............................   $35,348
                                                       =======


                                                        VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share
              ($25,907,686 / 2,515,378 shares
              outstanding)..........................    $10.30
                                                        ======
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($1,057,524 / 102,740 shares
              outstanding)..........................    $10.29
                                                        ======
            Maximum sales charge....................     4.75%
            Maximum offering price per share........    $10.80
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($8,337,561 / 809,661 shares
              outstanding)..........................    $10.30
                                                        ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($45,285 / 4,398 shares
              outstanding)..........................    $10.30
                                                        ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $2,287 on investment securities was comprised of gross appreciation of $2,287 and gross depreciation of $0 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $32,816.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations South Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   MBIA                                                                   26.92%

Nations South Carolina Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Hospital Revenue                                                       26.62%
   Industrial Development Revenue/
     Pollution Control Revenue                                            25.58%
   Water Revenue                                                          22.34%
   Electric Revenue                                                       11.18%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 200

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.4%
            TENNESSEE -- 95.9%
 $1,000     Anderson County,
              Tennessee, Health and
              Educational Facilities
              Board, Revenue
              Refunding, (Methodist
              Medical Center - Oak
              Ridge Project) Series
              1993,
              5.400% 07/01/04.........  A1        NR     $ 1,023
  1,700     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured),
              5.375% 10/01/04.........  Aaa       AAA      1,796
  1,000     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured),
              5.500% 10/01/07.........  Aaa       AAA      1,084
  1,145     Harpeth Valley, Tennessee,
              Utilities District,
              Revenue Refunding,
              Series 1993,
              5.000% 09/01/01.........  A1        A        1,154
  1,600     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Improvement
              Revenue Refunding,
              (Baptist Health System
              of East Tennessee, Inc.
              Project) Series 1996,
              (CONNIE LEE Insured),
              5.500% 04/15/11.........  Aaa       AAA      1,703
    500     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Revenue,
              (Sanders Alliance
              Project) Series 1993A,
              (MBIA Insured),
              4.900% 01/01/05.........  Aaa       AAA        520
  1,500     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19.........  Baa1      NR       1,464
  1,250     Knox County, Tennessee,
              Public Improvement GO,
              Series 1998,
              4.750% 04/01/19.........  Aa2       AA       1,198

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $2,500     Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors
              Corporation - Saturn
              Corporation Project)
              Series 1994,
              6.500% 09/01/24.........  A2        A      $ 2,670
  1,800     McMinn County, Tennessee,
              Industrial Development
              Board, PCR Refunding,
              (Bowater Inc. Project)
              Series 1991,
              6.850% 04/01/01.........  Baa3      BBB      1,800
  1,000     McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.400% 12/01/22.........  Baa3      BBB      1,034
  1,000     Memphis, Tennessee,
              Electric System Revenue
              Refunding, Series 1992,
              6.000% 01/01/05.........  Aa3       AA       1,079
  2,100     Memphis, Tennessee, GO,
              Series 2000,
              5.000% 04/01/17.........  Aa2       AA       2,110
  1,500     Memphis, Tennessee, Water
              Division, Revenue
              Refunding, Series 1992,
              5.900% 01/01/04.........  Aa1       AA       1,591
  1,000     Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1992,
              6.750% 09/01/12.........  Baa2      BBB      1,041
  1,600     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1998B,
              5.500% 05/15/13.........  Aa3       AA       1,750
    750     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, GO
              Refunding, Series 1993,
              5.250% 05/15/07.........  Aa2       AA         803
    295     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 12/01/09.........  Aaa       AAA        333

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  505     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 12/01/08.........  Aaa       AAA    $   567
    600     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Multi-Family Housing
              Revenue, (Enchantment,
              Inc. - Welch Bend
              Apartments Project)
              Series 1996A, (FNMA
              COLL), Mandatory Put
              01/01/07 @ 100,
              5.500% 01/01/27.........  NR        AAA        615
  1,645     Rutherford County,
              Tennessee, Public
              Improvement GO, Series
              1996,
              6.000% 04/01/06.........  Aa2       AA       1,807
  1,280     Shelby County, Tennessee,
              GO Refunding, Series
              1996B,
              5.200% 12/01/09.........  Aa3       AA+      1,356
  1,000     Shelby County, Tennessee,
              GO Refunding, Series
              1999B,
              5.250% 04/01/11.........  Aa3       AA+      1,073
    520     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (Lebonheur Childrens
              Medical Center Project)
              Series 1993D, (MBIA
              Insured),
              5.300% 08/15/04.........  Aaa       AAA        549
    500     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (Methodist Health
              Systems, Inc. Project)
              Series 1995, (MBIA
              Insured),
              6.250% 08/01/09.........  Aaa       AAA        569
  2,000     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue, (St.
              Jude's Childrens
              Research Project) Series
              1999,
              5.375% 07/01/24.........  NR        AA       1,989
    400     Shelby County, Tennessee,
              Public Improvement GO
              Refunding, Series 1999A,
              4.750% 05/01/21.........  Aa3       AA+        378

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  500     Shelby County, Tennessee,
              Public Improvement GO,
              Series 1996A,
              5.625% 06/01/06.........  Aa3       AA+    $   542
  1,000     Sumner County, Tennessee,
              Resource Authority,
              Revenue, Series 1993,
              (AMBAC Insured),
              5.125% 08/01/03.........  Aaa       AAA      1,037
  1,500     Tennergy Corporation,
              Tennessee, Gas Revenue,
              Series 1999, (MBIA
              Insured),
              5.000% 06/01/07.........  Aaa       AAA      1,508
  1,000     Tennessee State, GO,
              Series 1994A,
              5.200% 03/01/05.........  Aa1       AA+      1,059
  1,000     Tennessee State, GO,
              Series 1995A,
              7.000% 03/01/03.........  Aa1       AA+      1,066
    500     Tennessee State, School
              Board Authority, Higher
              Education Facilities
              Revenue, Series 1992A,
              6.000% 05/01/05.........  Aa2       AA         522
  2,500     Tennessee, Housing
              Development Agency,
              Homeownership Revenue,
              Series 1997-3A, AMT,
              4.750%+ 01/01/08........  Aa2       AA       1,822
    990     Tennessee, Housing
              Development Agency,
              Mortgage Finance
              Revenue, Series 1993A,
              5.100% 07/01/01.........  A1        AA         994
  1,120     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997,
              AMT, 4.200%+ 07/01/03...  Aa2       AA       1,020
  1,215     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997,
              AMT,
              4.300%+ 07/01/04........  Aa2       AA       1,058
    785     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.750% 07/01/08.........  Aa2       AA         803
  1,135     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.850% 07/01/09.........  Aa2       AA       1,166

                       SEE NOTES TO FINANCIAL STATEMENTS.
 202

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  700     Williamson County,
              Tennessee, GO, Series
              2000,
              5.350% 03/01/17.........  Aa1       NR     $   728
                                                         -------
                                                          46,381
                                                         -------
            MISSOURI -- 2.5%
  1,275     West Plains, Missouri,
              Industrial Development
              Authority, Hospital
              Revenue, (Ozarks Medical
              Center Project) Series
              1997, 5.250% 11/15/07...  NR        BB+      1,200
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $45,834)..........................    47,581
                                                         -------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 0.6%
           (Cost $270)
   270   Nations Municipal Reserves#.............       270
                                                    -------
         TOTAL INVESTMENTS
           (Cost $46,104*)................   99.0%   47,851
                                                    -------
         OTHER ASSETS AND LIABILITIES
           (NET)..........................    1.0%
         Cash....................................   $     1
         Interest receivable.....................       749
         Payable for Fund shares redeemed........       (64)
         Investment advisory fee payable.........       (11)
         Administration fee payable..............        (8)
         Shareholder servicing and distribution
           fees payable..........................        (3)
         Distributions payable...................      (148)
         Accrued Trustees' fees and expenses.....       (26)
         Accrued expenses and other
           liabilities...........................       (17)
                                                    -------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET).................................       473
                                                    -------
         NET ASSETS.......................  100.0%  $48,324
                                                    =======
         NET ASSETS CONSIST OF:
         Undistributed net investment income.....   $    11
         Accumulated net realized loss on
           investments sold......................      (359)
         Net unrealized appreciation of
           investments...........................     1,747
         Paid-in capital.........................    46,925
                                                    -------
         NET ASSETS.......................          $48,324
                                                    =======


                                                     VALUE
-----------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share
           ($38,928,057 / 3,759,766 shares
           outstanding)..........................    $10.35
                                                     ======
         INVESTOR A SHARES:
         Net asset value and redemption price per
           share ($7,944,317 / 767,320 shares
           outstanding)..........................    $10.35
                                                     ======
         Maximum sales charge....................     3.25%
         Maximum offering price per share........    $10.70
         INVESTOR B SHARES:
         Net asset value and offering price per
           share** ($1,448,291 / 139,864 shares
           outstanding)..........................    $10.35
                                                     ======
         INVESTOR C SHARES:
         Net asset value and offering price per
           share** ($2,835 / 275 shares
           outstanding)..........................    $10.31
                                                     ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $1,747 on investment securities was comprised of gross appreciation of $1,893 and gross depreciation of $146 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $46,104.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Tennessee Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Hospital Revenue                                                       23.48%
   Housing Revenue                                                        15.47%

   Industrial Development Revenue/
     Pollution Control Revenue                                            13.54%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.5%
            TENNESSEE -- 96.5%
  $500      Blount County, Tennessee,
              Public Building
              Authority, Public
              Facility Revenue, Series
              1998, (FGIC Insured),
              5.000% 04/01/19.........  Aaa       AAA    $   494
   250      Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured), 5.500%
              10/01/07................  Aaa       AAA        271
   740      Hamilton County,
              Tennessee, GO Refunding,
              Series 1998B, 5.100%
              08/01/24................  Aa1       NR         747
   575      Humphreys County,
              Tennessee, Industrial
              Development Board, Solid
              Waste Disposal, (E.I.
              duPont de Nemours and
              Company Project) Series
              1994, AMT,
              6.700% 05/01/24.........  Aa3       AA-        627
   400      Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Improvement
              Revenue Refunding,
              (Baptist Health System
              of East Tennessee, Inc.
              Project) Series 1996,
              (CONNIE LEE Insured),
              5.500% 04/15/11.........  Aaa       AAA        426
   300      Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue
              Refunding, (Fort Sanders
              Alliance Project) Series
              1993, (MBIA Insured),
              7.250% 01/01/09.........  Aaa       AAA        358
   500      Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999, 5.750%
              04/01/19................  Baa1      NR         488
   200      Loudon County, Tennessee,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Kimberly-Clark
              Corporation Project)
              Series 1993, AMT, 6.200%
              02/01/23................  Aa2       AA         206

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
  $500      Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors
              Corporation -- Saturn
              Corporation Project)
              Series 1994, 6.500%
              09/01/24................  A2        A      $   534
   250      McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT, 7.400%
              12/01/22................  Baa3      BBB        259
   300      Memphis, Tennessee,
              Electric System Revenue
              Refunding, Series 1993,
              4.900% 01/01/11.........  Aa3       AA         307
   400      Memphis, Tennessee, GO,
              Series 2000, 5.000%
              04/01/17................  Aa2       AA         402
   500      Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1997, 5.350%
              09/01/12................  Baa2      BBB        493
   350      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1996A, 5.625%
              05/15/14................  Aa3       AA         372
   400      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1998B, 5.500%
              05/15/13................  Aa3       AA         437
   250      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, GO
              Refunding, Series 1993,
              5.250% 05/15/07.........  Aa2       AA         268
   300      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured), 6.000%
              12/01/09................  Aaa       AAA        338

                       SEE NOTES TO FINANCIAL STATEMENTS.
 204

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
  $500      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured), 6.000%
              12/01/16................  Aaa       AAA    $   563
   400      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Multi-Family Housing
              Revenue, (Enchantment,
              Inc. -- Welch Bend
              Apartments Project)
              Series 1996A, (FNMA
              COLL), Mandatory Put
              01/01/07 @ 100, 5.500%
              01/01/27................  NR        AAA        410
   250      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Revenue, (Meharry
              Medical College Project)
              Series 1994, (AMBAC
              Insured), Prerefunded
              12/01/04 @ 102,
              7.000% 12/01/11.........  Aaa       AAA        284
   300      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Water
              and Sewer Systems
              Revenue Refunding,
              Series 1993, (FGIC
              Insured), 5.200%
              01/01/13................  Aaa       AAA        320
   250      Sumner County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue
              Refunding, (Sumner
              Regional Health Systems,
              Inc. Project) Series
              1994, 7.000% 11/01/03...  NR        A-         266
   250      Tennessee State, Local
              Development Authority,
              Revenue Refunding,
              (State Loan Program)
              Series 1993A, 5.750%
              03/01/11................  A2        AA-        261

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
  $300      Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.750% 07/01/08.........  Aa2       AA     $   307
   500      Williamson County,
              Tennessee, GO, Series
              2000, 5.350% 03/01/17...  Aa1       NR         521
                                                         -------
                                                           9,959
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
            (Cost $9,421).............................     9,959
                                                         -------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 2.5%
              (Cost $258)
   258      Nations Municipal Reserves#.............       258
                                                       -------
            TOTAL INVESTMENTS
              (Cost $9,679*).................   99.0%   10,217
                                                       -------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................    1.0%
            Cash....................................   $     1
            Receivable for Fund shares sold.........         3
            Interest receivable.....................       165
            Investment advisory fee payable.........        (2)
            Administration fee payable..............        (2)
            Shareholder servicing and distribution
              fees payable..........................        (4)
            Distributions payable...................       (27)
            Accrued Trustees' fees and expenses.....       (26)
            Accrued expenses and other
              liabilities...........................       (10)
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................        98
                                                       -------
            NET ASSETS.......................  100.0%  $10,315
                                                       =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    29
            Accumulated net realized loss on
              investments sold......................       (99)
            Net unrealized appreciation of
              investments...........................       538
            Paid-in capital.........................     9,847
                                                       -------
            NET ASSETS..............................   $10,315
                                                       =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001


                                                        VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share ($4,726,426 / 461,771
              shares outstanding)...................    $10.24
                                                        ======
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($1,706,092 / 166,653 shares
              outstanding)..........................    $10.24
                                                        ======
            Maximum sales charge....................     4.75%
            Maximum offering price per share........    $10.75
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($3,719,510 / 363,366 shares
              outstanding)..........................    $10.24
                                                        ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($163,394 / 15,962 shares
              outstanding)..........................    $10.24
                                                        ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $538 investment securities was comprised of gross appreciation of $558 and gross depreciation of $20 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $9,679.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Tennessee Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   AMBAC                                                                  11.51%

Nations Tennessee Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            20.53%
   Hospital Revenue                                                       17.54%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 206

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.2%
            TEXAS -- 87.5%
 $ 1,450    Alliance Airport
              Authority Inc., Texas,
              Special Facilities
              Revenue, (American
              Corporation - American
              Airlines Inc. Project)
              Series 1991, AMT,
              7.000% 12/01/11........  Baa1      BBB-   $  1,598
   1,500    Arlington, Texas,
              Independent School
              District, GO, Series
              1992, (PSF-GTD),
              Prerefunded 02/15/02 @
              100,
              6.100% 02/15/05........  Aaa       NR        1,538
   1,775    Arlington, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD),
              6.100% 02/15/05........  Aaa       NR        1,816
   1,000    Arlington, Texas,
              Waterworks and Sewer
              Improvement Revenue
              Refunding, Series 1992,
              (FGIC Insured),
              6.100% 06/01/02........  Aaa       AAA       1,033
   5,750    Austin, Texas, GO
              Refunding, Series 1993,
              5.500% 09/01/04........  Aa2       AA+       6,102
   2,000    Austin, Texas, Public
              Improvement GO, Series
              1992, (AMBAC Insured),
              Prerefunded 09/01/02 @
              100,
              5.900% 09/01/05........  Aaa       AAA       2,075
   4,275    Austin, Texas, Utility
              System Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.250% 11/15/03........  Aaa       AAA       4,538
   3,000    Austin, Texas, Utility
              System Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.250% 11/15/05........  Aaa       AAA       3,188
     965    Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior Lien,
              Series 1994A-2, AMT,
              (GTD STD LNS),
              6.050% 06/01/03........  Aaa       NR          990

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,365    Cass County, Texas,
              Industrial Development
              Corporation,
              Environmental Revenue,
              (International Paper
              Corporation Project)
              Series 1997A, AMT,
              (GTY-AGMT),
              6.250% 04/01/21........  Baa1      BBB+   $  4,388
   4,115    Cedar Hill, Texas,
              Independent School
              District, GO,
              Prerefunded, Series
              2000, (PSF-GTD),
              5.310%+ 08/15/16.......  NR        AAA       1,690
   3,840    Cedar Hill, Texas,
              Independent School
              District, GO,
              Prerefunded, Series
              2000, (PSF-GTD),
              5.380%+ 08/15/17.......  NR        AAA       1,464
   3,525    Clear Creek, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.375% 02/01/06........  Aaa       AAA       3,649
   1,575    Dallas, Texas,
              Independent School
              District, GO,
              Prerefunded Balance,
              Series 1993, (PSF-GTD),
              5.600% 08/15/05........  Aaa       AAA       1,656
   1,550    Dallas, Texas,
              Independent School
              District, GO,
              Prerefunded Balance,
              Series 1993, (PSF-GTD),
              5.700% 08/15/06........  Aaa       AAA       1,633
   2,860    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.600% 08/15/05........  Aaa       AAA       2,982
   2,940    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.700% 08/15/06........  Aaa       AAA       3,064
   1,565    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              Prerefunded 08/15/03 @
              100,
              5.600% 08/15/05........  NR        AAA       1,645
   1,510    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              Prerefunded 08/15/03 @
              100,
              5.700% 08/15/06........  NR        AAA       1,591

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,000    Dallas-Fort Worth, Texas,
              Regional Airport
              Revenue Refunding,
              (Dallas-Fort Worth
              Airport Project) Series
              1994A, (MBIA Insured),
              5.400% 11/01/03........  Aaa       AAA    $  5,241
   1,395    El Paso, Texas, GO
              Refunding, Series
              1992C, (FGIC Insured),
              5.700% 08/15/03........  Aaa       AAA       1,436
   2,000    Garland, Texas, Utility
              Systems Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              5.900% 03/01/02........  Aaa       AAA       2,049
   1,000    Grapevine, Texas, GO,
              Series 2000, (FGIC
              Insured),
              5.800% 08/15/19........  Aaa       AAA       1,067
   3,000    Harris County, Texas,
              Flood Control District
              GO Refunding, Series
              1991,
              6.250% 10/01/04........  Aa1       AA+       3,044
   1,115    Harris County, Texas,
              Flood Control District,
              GO, Series 1992A,
              5.800% 10/01/03........  Aa1       AA+       1,153
   3,155    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, (Memorial
              Hospital Systems
              Project) Series 1997A,
              (MBIA Insured),
              6.000% 06/01/10........  Aaa       AAA       3,522
   2,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, Series 1999A,
              5.500% 07/01/09........  Aaa       AAA       2,117
   2,000    Harris County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Christus Health
              Project) Series 1999A,
              (MBIA Insured),
              5.500% 07/01/10........  Aaa       AAA       2,116
   4,000    Harris County, Texas,
              Toll Road Revenue
              Refunding, Senior Lien,
              Series 1994, (FGIC
              Insured),
              5.000% 08/15/16........  Aaa       AAA       4,004
   3,380    Harris County, Texas,
              Toll Road Revenue
              Refunding, Senior Lien,
              Series 1994, (FGIC
              Insured),
              5.375% 08/15/20........  Aaa       AAA       3,417

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,305    Houston, Texas, GO
              Refunding, Series
              1992C, Prerefunded
              03/01/02 @ 100,
              6.000% 03/01/05........  Aa3       AA-    $  1,338
   3,085    Houston, Texas, GO,
              Unrefunded Balance,
              Series 1992C,
              6.000% 03/01/05........  Aa3       AA-       3,157
   5,000    Houston, Texas,
              Independent School
              District, GO Refunding,
              Series 1993, (PSF-GTD),
              5.400% 08/15/07........  Aaa       AAA       5,160
   8,000    Houston, Texas, Water and
              Sewer Systems Revenue
              Refunding, Junior Lien,
              Series 1997A, (FGIC
              Insured),
              5.375% 12/01/27........  Aaa       AAA       8,094
  10,000    Houston, Texas, Water and
              Sewer Systems Revenue,
              Junior Lien, Series
              1996A, (FGIC Insured),
              5.250% 12/01/25........  Aaa       AAA      10,011
   6,145    Houston, Texas, Water and
              Sewer Systems Revenue,
              Unrefunded Balance,
              Prior Lien, Series
              1992B,
              5.900% 12/01/03........  A2        A+        6,487
   1,500    Klein, Texas, Independent
              School District, GO,
              Series 1999A,
              (PSF-GTD),
              5.125% 08/01/15........  Aaa       AAA       1,537
   1,000    Lewisville, Texas,
              Independent School
              District, GO Refunding,
              Series 1992, (PSF-GTD),
              6.100% 08/15/02........  Aaa       NR        1,037
   1,085    Lewisville, Texas,
              Independent School
              District, GO Refunding,
              Series 1992, (PSF-GTD),
              Prerefunded 08/15/02 @
              100,
              6.250% 08/15/05........  Aaa       NR        1,129
   3,815    Lewisville, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD),
              6.250% 08/15/05........  Aaa       NR        3,959
   5,000    Mesquite, Texas,
              Independent School
              District 1, GO
              Refunding, Series 1993,
              (PSF-GTD),
              5.300% 08/15/06........  Aaa       AAA       5,219

                       SEE NOTES TO FINANCIAL STATEMENTS.
 208

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,380    Mesquite, Texas,
              Independent School
              District 1, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD),
              5.750% 08/15/03........  Aaa       AAA    $  1,407
   5,000    North Central Texas,
              Health Facilities
              Development
              Corporation, Health
              Facilities Revenue,
              (Presbyterian
              Healthcare Residential
              Project) Series 1996B,
              (MBIA Insured),
              5.500% 06/01/16........  Aaa       AAA       5,407
   7,000    North Central, Texas,
              Health Facilities
              Development
              Corporation, Revenue
              Refunding, (Baylor
              Health Care Systems
              Project) Series 1995,
              5.500% 05/15/13........  Aa3       AA-       7,284
   1,500    Pearland, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.500% 02/15/20........  Aaa       AAA       1,545
   1,835    Plano, Texas, Independent
              School District, GO,
              Series 1995, (PSF-GTD),
              7.000% 02/15/05........  Aaa       AAA       2,056
   1,000    Port of Houston Authority
              of Harris County,
              Texas, Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.300% 05/01/04........  Aaa       AAA       1,029
   4,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11........  Aaa       NR        4,159
   6,500    Red River Authority,
              Texas, PCR, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.875% 04/01/17........  Baa2      BBB       6,664
   5,000    Round Rock, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.000% 08/01/18........  Aaa       AAA       4,960
   4,185    San Antonio, Texas,
              Unrefunded GO, Series
              1992,
              5.500% 08/01/05........  Aa2       AA+       4,281

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,300    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue, (Texas
              Health Resources
              Systems Project) Series
              1997A, (MBIA Insured),
              5.750% 02/15/08........  Aaa       AAA    $  3,523
     500    Texas State, College
              Student Loan Authority,
              GO, Series 1994, AMT,
              5.750% 08/01/11........  Aa1       AA          518
   1,000    Texas State, College
              Student Loan Authority,
              GO, Series 1996, AMT,
              5.000% 08/01/12........  Aa1       AA        1,013
   6,835    Texas State, College
              Student Loan Authority,
              GO, Series 1997, (GTD
              STD LNS), AMT,
              5.250% 08/01/07........  Aa1       AA        7,230
   1,425    Texas State, College
              Student Loan Authority,
              GO, Series 1997, AMT,
              (GTD STD LNS),
              5.000% 08/01/05........  Aa1       AA        1,483
   3,565    Texas State, College
              Student Loan Authority,
              GO, Series 1999, AMT,
              5.000% 08/01/07........  Aa1       AA        3,710
   5,000    Texas State, GO
              Refunding, Series
              1992A,
              5.800% 10/01/04........  Aa1       AA        5,362
   2,955    Texas State, Port of
              Corpus Christi Revenue
              Authority, Refunding,
              (Hoechst Celanese
              Corporation Project)
              Series 1992, AMT,
              6.875% 04/01/17........  Baa2      BBB       3,032
   5,000    Texas State, Public
              Finance Authority,
              Building Revenue
              Refunding, Series
              1992B, (AMBAC Insured),
              6.100% 02/01/04........  Aaa       AAA       5,332
   1,200    Texas State, Public
              Finance Authority, GO
              Refunding, Series
              1996C,
              6.000% 10/01/06........  NR        AA        1,326
   3,500    Texas State, Texas A&M
              University, Revenue,
              Series 1999,
              5.500% 05/15/20........  Aa1       AA+       3,608

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,250    Texas State, Turnpike
              Authority of Dallas,
              North Tollway Revenue,
              (President George Bush
              Turnpike Project)
              Series 1996, (AMBAC
              Insured),
              4.500%+ 01/01/09.......  Aaa       AAA    $  2,302
   3,000    Texas State, Water
              Development Board,
              Revenue, Series 1997,
              5.000% 07/15/12........  Aaa       AAA       3,094
   1,100    Texas State, Water
              Development Board,
              Revenue, Series 1999B,
              5.625% 07/15/21........  Aaa       AAA       1,150
   1,850    Texas State, Water
              Development GO, Series
              1997,
              5.500% 08/01/07........  Aa1       AA        2,007
   5,000    Texas State, Water
              Development GO, Series
              1997,
              5.250% 08/01/28........  Aa1       AA        5,004
   2,000    Texas State, Water
              Financial Assistance,
              GO, Series 1999, (MBIA
              Insured),
              5.500% 08/01/29........  Aaa       AAA       2,051
   6,000    Texas, Municipal Power
              Agency, Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              Prerefunded 09/01/02 @
              102,
              5.900% 09/01/04........  Aaa       AAA       6,339
  15,000    Texas, Municipal Power
              Agency, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.250% 09/01/05........  Aaa       AAA      15,648
   4,085    Travis County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Ascension Health
              Credit Project) Series
              1999A, (MBIA Insured),
              5.750% 11/15/09........  Aaa       AAA       4,505
   3,250    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.500% 03/01/03........  Aaa       AAA       3,373
   3,500    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.600% 03/01/04........  Aaa       AAA       3,629

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,500    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.750% 03/01/06........  Aaa       AAA    $  1,552
     500    Trinity River Authority,
              Texas, PCR, (Texas
              Instruments Inc.
              Project) Series 1996,
              AMT,
              6.200% 03/01/20........  NR        A           524
   3,885    Trinity River Authority,
              Texas, Ten Mile
              Revenue, Series 1992,
              (AMBAC Insured),
              5.700% 08/01/03........  Aaa       AAA       3,998
   4,610    Waxahachie, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.380%+ 08/15/17.......  Aaa       NR        1,779
   4,755    Waxahachie, Texas,
              Independent School
              District, Prerefunded,
              GO, Series 2000,
              (PSF-GTD),
              5.240%+ 08/15/15.......  Aaa       NR        2,132
                                                        --------
                                                         256,950
                                                        --------
            ALABAMA -- 1.7%
   3,000    Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1992, AMT,
              7.000% 06/01/22........  Baa1      BBB+      3,101
   1,750    Mobile, Alabama,
              Industrial Development
              Board, Environmental
              Improvement Revenue,
              (International Paper
              Company Project) Series
              2000A, AMT,
              6.700% 03/01/24........  Baa1      BBB+      1,835
                                                        --------
                                                           4,936
                                                        --------
            CONNECTICUT -- 1.7%
   5,000    Connecticut State, GO,
              Series 1995A,
              5.625% 03/15/09........  Aa2       AA        5,244
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 210

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- 0.4%
 $ 1,000    Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty
              Trust -- Andover
              Project) Series 1996E,
              AMT, Mandatory Put
              05/01/08 @ 100,
              6.350% 05/01/26........  NR        BBB+   $  1,040
                                                        --------
            ILLINOIS -- 0.4%
   1,100    Rosemont, Illinois, GO,
              Series 1991B, (FGIC
              Insured),
              6.400% 02/01/03........  Aaa       AAA       1,132
                                                        --------
            MAINE -- 0.4%
   1,000    Bucksport, Maine, Solid
              Waste Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1985,
              6.250% 05/01/10........  NR        BBB+      1,027
                                                        --------
            MICHIGAN -- 1.6%
   4,600    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.500% 04/01/02........  Baa1      A-        4,730
                                                        --------
            MISSISSIPPI -- 1.9%
   3,000    Jackson, Mississippi,
              Redevelopment
              Authority, Urban
              Renewal Revenue,
              (Jackson Medical Mall
              Foundation Project)
              Series 1997A, (Bank One
              Louisiana LOC),
              Mandatory Put 05/01/01
              @ 100,
              4.600% 11/01/12........  NR        A-1       3,001
   2,600    Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A, AMT,
              6.700% 08/01/18........  Baa1      BBB+      2,731
                                                        --------
                                                           5,732
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            OKLAHOMA -- 0.5%
 $ 1,400    Oklahoma, Housing
              Development Authority,
              Revenue, Series 2000A,
              (FHLMC COLL),
              5.100% 11/01/05........  Aa3       NR     $  1,449
                                                        --------
            TENNESSEE -- 1.2%
   3,135    Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical
              Center Project) Series
              1993, (FSA Insured),
              5.500% 10/01/07........  Aaa       AAA       3,398
                                                        --------
            WASHINGTON -- 0.9%
   2,425    Washington State, GO,
              Series 1995C,
              5.450% 07/01/07........  Aa1       AA+       2,562
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost: $273,731).......................    288,200
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 1.5%
              (Cost: $4,403)
   4,403    Nations Municipal Reserves#...........      4,403
                                                     --------
            TOTAL INVESTMENTS
              (Cost $278,134*).............   99.7%   292,603
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    0.3%
            Receivable for Fund shares sold.......   $    246
            Interest receivable...................      3,703
            Payable for Fund shares redeemed......     (1,717)
            Investment advisory fee payable.......        (69)
            Administration fee payable............        (50)
            Shareholder servicing and distribution
              fees payable........................         (3)
            Distributions payable.................     (1,196)
            Accrued Trustees' fees and expenses...        (27)
            Accrued expenses and other
              liabilities.........................        (47)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................        840
                                                     --------
            NET ASSETS.....................  100.0%  $293,443
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    299
            Accumulated net realized loss on
              investments sold....................     (4,496)
            Net unrealized appreciation of
              investments.........................     14,469
            Paid-in capital.......................    283,171
                                                     --------
            NET ASSETS............................   $293,443
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($286,949,381 / 27,722,276 shares
              outstanding)........................     $10.35
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($4,346,378 / 419,923
              shares outstanding).................     $10.35
                                                       ======
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $10.70
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($2,144,585 / 207,199 shares
              outstanding)........................     $10.35
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($2,806 / 271 shares
              outstanding)........................     $10.35
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $14,469 on investment securities was comprised of gross appreciation of $14,660 and gross depreciation of $191 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $278,134.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

+  Zero coupon security. The rate shown reflects the yield to maturity.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Texas Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   MBIA                                                                   19.74%
   FGIC                                                                   10.29%
Nations Texas Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Water Revenue                                                          11.54%
   Electric Revenue                                                       10.08%
   Hospital Revenue                                                       10.04%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 212

NATIONS FUNDS
Nations Texas Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 92.9%
            TEXAS -- 85.0%
 $  500     Austin, Texas, Public
              Improvement, GO, Series
              1999,
              5.375% 09/01/18.........  Aa2       AA+    $   513
    500     Dallas County, Texas, GO,
              Series 1995,
              5.250% 08/15/14.........  Aaa       AAA        511
    500     Dallas-Fort Worth, Texas,
              Regional Airport Revenue
              Refunding, Series 1994A,
              (MBIA Insured),
              6.000% 11/01/09.........  Aaa       AAA        538
    400     Fort Worth, Texas, Higher
              Education Financial
              Corporation, Higher
              Education Revenue,
              (Texas Christian
              University Project)
              Series 1997,
              5.000% 03/15/17.........  Aa3       AA-        397
    500     Grand Prairie, Texas,
              Independent School
              District, GO Refunding,
              Series 1996, (PSF-GTD),
              5.200% 02/15/24.........  Aaa       AAA        499
    500     Harris County, Texas,
              Health Facilities
              Development Corporation,
              Hospital Revenue, (Texas
              Childrens Hospital
              Project) Series 1995,
              5.500% 10/01/19.........  Aa2       AA         516
    750     Harris County, Texas, Port
              Houston Authority,
              Revenue Refunding,
              Series 2000B, AMT,
              5.500% 10/01/07.........  Aa1       AA+        803
    500     Klein, Texas, Independent
              School District, GO,
              Series 1999A, (PSF-GTD),
              5.125% 08/01/15.........  Aaa       AAA        512
    500     Northside, Texas,
              Independent School
              District, GO, Series
              1999,
              4.750% 08/15/18.........  Aaa       AAA        477
    500     Red River Authority,
              Texas, PCR, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.875% 04/01/17.........  Baa2      BBB        513
    600     Round Rock, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.000% 08/01/18.........  Aaa       AAA        594

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $  500     Socorro, Texas,
              Independent School
              District, GO, Series
              1998, (PSF-GTD),
              5.250% 08/15/28.........  Aaa       AAA    $   498
  1,000     Tarrant County, Texas,
              Health Facilities
              Development Corporation,
              Health Systems Revenue,
              (Harris Methodist Health
              Systems Project) Series
              1994, (MBIA-IBC
              Insured),
              6.000% 09/01/10.........  Aaa       AAA      1,130
    500     Texas State, College
              Student Loan Authority,
              GO, Series 1994, AMT,
              5.750% 08/01/11.........  Aa1       AA         518
    455     Texas State, GO, Series
              1999,
              5.250% 08/01/21.........  Aa1       AA         459
    375     Texas State, Veterans
              Housing Assistance, GO
              Refunding, Series 1994C,
              6.400% 12/01/09.........  Aa1       AA         389
    400     Texas State, Water
              Development Board,
              Revenue, Series 1999B,
              5.625% 07/15/21.........  Aaa       AAA        418
    500     Texas State, Water
              Financial Assistance,
              GO, Series 1999, (MBIA
              Insured),
              5.500% 08/01/29.........  Aaa       AAA        513
    500     Travis County, Texas,
              Health Facilities
              Development Corporation,
              Revenue, (Ascension
              Health Credit Project)
              Series 1999A, (AMBAC
              Insured),
              5.875% 11/15/24.........  Aaa       AAA        526
    500     Trinity River Authority,
              Texas, PCR, (Texas
              Instruments Inc.
              Project) Series 1996,
              AMT,
              6.200% 03/01/20.........  NR        A          523
    500     University of Texas,
              University Finance
              Systems Revenue, Series
              1995A,
              5.200% 08/15/17.........  Aaa       AAA        506
  1,000     Waxahachie, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.380%+ 08/15/17........  Aaa       NR         386
                                                         -------
                                                          11,739
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            OHIO -- 7.9%
 $1,000     Lucas County, Ohio,
              Hospital Revenue,
              (Flower Hospital
              Project) Series 1993,
              Prerefunded 12/01/04 @
              101,
              6.125% 12/01/13.........  NR        NR     $ 1,093
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $11,798)..........................    12,832
                                                         -------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 6.6%
              (Cost $909)
    909     Nations Municipal Reserves#.............       909
                                                       -------
            TOTAL INVESTMENTS
              (Cost $12,707*)................   99.5%   13,741
                                                       -------
            OTHER ASSETS AND
              LIABILITIES (NET)                  0.5%
            Interest receivable.....................   $   157
            Investment advisory fee payable.........        (4)
            Administration fee payable..............        (2)
            Shareholder servicing and distribution
              fees payable..........................        (5)
            Distributions payable...................       (41)
            Accrued Trustees' fees and expenses.....       (26)
            Accrued expenses and other
              liabilities...........................       (10)
                                                       -------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).....................        69
                                                       -------
            NET ASSETS.......................  100.0%  $13,810
                                                       =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    39
            Accumulated net realized loss on
              investments sold......................      (386)
            Net unrealized appreciation of
              investments...........................     1,034
            Paid-in capital.........................    13,123
                                                       -------
            NET ASSETS..............................   $13,810
                                                       =======


                                                        VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share ($8,236,680 / 818,784
              shares outstanding)...................    $10.06
                                                        ======
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($340,131 / 33,808 shares
              outstanding)..........................    $10.06
                                                        ======
            Maximum sales charge....................     4.75%
            Maximum offering price per share........    $10.56
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($5,142,473 / 511,166 shares
              outstanding)..........................    $10.06
                                                        ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($90,588 / 9,006 shares
              outstanding)..........................    $10.06
                                                        ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $1,034 on investment securities was comprised of gross appreciation of $1,041 and gross depreciation of $7 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $12,707.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Texas Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):
   MBIA                                                                   15.79%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 214

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.1%
            VIRGINIA -- 94.2%
 $ 2,000    Alexandria, Virginia,
              Redevelopment and
              Housing Authority,
              Multi-Family Housing
              Mortgage Revenue,
              (Buckingham Village
              Apartments Project)
              Series 1996A, AMT,
              6.050% 07/01/16........  NR        A+     $  2,057
   1,000    Amherst, Virginia,
              Industrial Development
              Authority, Revenue
              Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, AMT,
              5.250% 02/01/11........  Baa3      NR        1,026
   3,285    Arlington County,
              Virginia, GO Refunding,
              Series 1993, 6.000%
              06/01/12...............  Aaa       AAA       3,782
   2,900    Arlington County,
              Virginia, GO, Series
              1991, Prerefunded
              12/01/01 @ 102, 5.900%
              12/01/03...............  Aaa       AAA       3,010
   3,000    Arlington County,
              Virginia, GO, Series
              1993, 5.000%
              07/15/03...............  Aaa       AAA       3,111
   2,345    Arlington County,
              Virginia, GO, Series
              1994, 5.400%
              08/01/02...............  Aaa       AAA       2,411
   2,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue
              Refunding, (Lee Gardens
              Housing
              Corporation-Housing
              Mortgage - Woodbury
              Park Apartments
              Project) Series 1998A,
              5.450% 01/01/29........  NR        A         1,902
   1,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue,
              (The Nature Conservancy
              Project) Series 1997A,
              5.450% 07/01/27........  Aa1       NR        1,027
   1,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facilities
              Revenue, (Arlington
              Hospital Project)
              Series 1991A,
              Prerefunded 09/01/01 @
              102, 6.650% 09/01/05...  Aaa       NR        1,034

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              IDR Refunding, (Ogden
              Martin Systems Project)
              Series 1998A, (FSA
              Insured), 5.250%
              01/01/05...............  Aaa       AAA    $  2,113
   3,515    Arlington County,
              Virginia, Industrial
              Development Authority,
              Revenue, (Ogden Martin
              Systems of
              Union-Alexandria/
              Arlington Project)
              Series 1998B, AMT, (FSA
              Insured), 5.250%
              01/01/09...............  Aaa       AAA       3,709
   2,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Revenue, (Ogden Martin
              Systems of
              Union-Alexandria/
              Arlington Project)
              Series 1998B, AMT, (FSA
              Insured), 5.250%
              01/01/10...............  Aaa       AAA       2,106
   3,865    Arlington, Virginia, GO,
              Series 1999, (State Aid
              Withholding), 5.250%
              06/01/16...............  Aaa       AAA       4,013
   3,455    Augusta County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Augusta
              Hospital Corporation
              Project) Series 1991,
              Prerefunded 09/01/01 @
              102, 7.000% 09/01/21...  A         AAA       3,579
   2,000    Brunswick County,
              Virginia, Industrial
              Development Authority,
              Correctional Facility
              Lease Revenue, Series
              1996, (MBIA Insured),
              5.250% 07/01/04........  Aaa       AAA       2,106
   1,000    Charlottesville-Albemarle,
              Virginia, Airport
              Authority, Revenue
              Refunding, Series 1995,
              AMT, 6.125% 12/01/09...  NR        BBB       1,056
   6,195    Chesapeake, Virginia, GO
              Refunding, Series 1993,
              5.125% 12/01/05........  Aa3       AA        6,598
   1,000    Chesapeake, Virginia, GO,
              Series 1992, 5.700%
              08/01/01...............  Aa3       AA        1,009

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Chesapeake, Virginia, GO,
              Series 1998, (State Aid
              Withholding), 4.650%
              08/01/11...............  Aa3       AA     $  1,031
   1,525    Chesapeake, Virginia,
              Public Improvement GO,
              Series 1996, (State Aid
              Withholding), 5.000%
              05/01/03...............  Aa3       AA        1,576
   2,000    Chesapeake, Virginia,
              Water and Sewer GO,
              Series 1995A, (State
              Aid Withholding),
              7.000% 12/01/09........  Aa3       AA        2,300
   2,000    Chesterfield County,
              Virginia, GO Refunding,
              Series 1991, 5.900%
              07/15/02...............  Aaa       AAA       2,055
   1,000    Chesterfield County,
              Virginia, GO, Series
              1990B, 6.500%
              01/01/02...............  Aaa       AAA       1,023
   1,000    Chesterfield County,
              Virginia, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, 6.200%
              11/01/05...............  Aa2       AA        1,061
   2,020    Chesterfield County,
              Virginia, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992A, 5.625%
              11/01/01...............  Aa2       AA        2,049
   1,320    Covington-Allegheny
              County, Virginia,
              Industrial Development
              Authority, PCR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994, 5.900%
              03/01/05...............  Baa1      BBB+      1,372
   3,000    Fairfax County, Virginia
              Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured), 5.500%
              11/15/09...............  Aaa       AAA       3,157
  15,585    Fairfax County, Virginia,
              Economic Development
              Authority, Resource
              Recovery, Revenue
              Refunding, Series
              1998A, AMT, (AMBAC
              Insured), 5.950%
              02/01/07...............  Aaa       AAA      17,019
   3,385    Fairfax County, Virginia,
              Economic Development
              Authority, Resource
              Recovery, Revenue
              Refunding, Series
              1998A, AMT, (AMBAC
              Insured), 6.050%
              02/01/09...............  Aaa       AAA       3,761

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Fairfax County, Virginia,
              GO, Series 1998, (State
              Aid Withholding),
              4.800% 04/01/10........  Aa1       AA+    $  1,050
   2,000    Fairfax County, Virginia,
              Public Improvement GO,
              Series 1997A, 6.000%
              06/01/04...............  Aaa       AAA       2,151
   3,135    Fairfax County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (AMBAC Insured), 5.100%
              11/15/04...............  Aaa       AAA       3,304
   2,000    Fairfax County, Virginia,
              Water Authority, Water
              Revenue Refunding,
              Series 1997, 5.000%
              04/01/29...............  Aa1       AAA       1,959
   2,000    Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Series 2000,
              5.625% 04/01/25........  Aa1       AAA       2,116
   2,000    Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22........  Aa1       AAA       2,164
   2,000    Giles County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT, 6.625% 12/01/22...  Baa2      BBB       2,050
   5,000    Goochland County,
              Virginia, Industrial
              Development Authority,
              (Old Dominion Electric
              Cooperative Project)
              Series 1998, AMT,
              4.250% 12/01/02........  NR        NR        4,947
   1,200    Halifax County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue Refunding,
              (Halifax Regional
              Hospital, Inc. Project)
              Series 1998, 4.900%
              09/01/10...............  NR        A         1,183
   2,500    Hampton Roads, Virginia,
              Sanitation District,
              Capital Improvement
              Revenue Refunding,
              Series 1993, 4.500%
              10/01/02...............  Aa3       AA        2,545

                       SEE NOTES TO FINANCIAL STATEMENTS.
 216

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Hanover County, Virginia,
              Industrial Development
              Authority, Revenue,
              (Memorial Regional
              Medical Center Project)
              Series 1995, (MBIA
              Insured), 5.500%
              08/15/25...............  Aaa       AAA    $  1,019
   2,105    Henrico County, Virginia,
              Industrial Development
              Authority, Revenue,
              Series 1994, 7.500%
              08/01/02...............  Aa2       AA        2,220
   3,500    Henrico County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Revenue,
              (Browning-Ferris
              Project) Series 1995,
              AMT, (GTY-AGMT),
              Mandatory Put 12/01/05
              @ 100, 5.300%
              12/01/11...............  B1        BB-       3,313
   1,500    Henrico County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1992,
              6.200% 05/01/04........  Aa2       AAA       1,544
   2,420    Henrico County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1992,
              6.300% 05/01/05........  Aa2       AAA       2,494
   1,915    James City and County,
              Virginia, GO, Series
              1995, (FGIC Insured,
              State Aid Withholding),
              5.000% 12/15/08........  Aaa       AAA       2,032
   1,000    Leesburg, Virginia, GO
              Refunding, Series 1993,
              5.500% 08/01/06........  A1        A+        1,056
   2,000    Loudoun County, Virginia,
              Improvement GO
              Refunding, Series
              1993A, (State Aid
              Withholding), 5.000%
              10/01/02...............  Aa1       AA        2,051
   1,500    Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center
              Project) Series 1995,
              (FSA Insured), 5.500%
              06/01/08...............  Aaa       AAA       1,602

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
$   1,000    Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center
              Project) Series 1995,
              (FSA Insured), 5.600%
              06/01/09...............  Aaa       AAA       1,067

   5,000    Loudoun County, Virginia,
              Industrial Development
              Authority, Revenue,
              (Air Force Retired
              Officers - Falcons
              Landing Project) Series
              1994A, Prerefunded
              11/01/04 @ 103, 8.750%
              11/01/24...............  Aaa       AAA    $  5,981
   1,750    Loudoun County, Virginia,
              Sanitation Authority,
              Water and Sewer
              Revenue, Series 1998,
              (MBIA Insured), 4.750%
              01/01/30...............  Aaa       AAA       1,627
   1,140    Lynchburg, Virginia,
              Public Improvement GO,
              Series 1997, 5.400%
              05/01/17...............  Aa3       AA        1,184
   1,000    Medical College of
              Virginia, Hospital
              Authority, General
              Revenue, Series 1998,
              (MBIA Insured), 4.800%
              07/01/11...............  Aaa       AAA       1,039
   1,000    Newport News, Virginia,
              GO, Series 1998, 5.000%
              03/01/18...............  Aa2       AA        1,006
   5,000    Newport News, Virginia,
              Public Improvement GO
              Refunding, Series
              1993B, (State Aid
              Withholding), 5.200%
              11/01/04...............  Aa2       AA        5,289
   1,000    Newport News, Virginia,
              Water and Sewer
              Authority, GO
              Refunding, Series
              1993B, (State Aid
              Withholding), 5.100%
              11/01/03...............  Aa2       AA        1,043
   1,020    Newport News, Virginia,
              Water and Sewer
              Authority, GO, Series
              1992A, 5.500%
              06/01/01...............  Aa2       AA        1,024
   1,095    Newport News, Virginia,
              Water and Sewer
              Authority, GO, Series
              1992A, 5.600%
              06/01/02...............  Aa2       AA        1,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,250    Norfolk, Virginia,
              Redevelopment and
              Housing Authority,
              Educational Facilities
              Revenue, (Tidewater
              Community College
              Campus Project) Series
              1995, 5.875%
              11/01/15...............  Aa1       AA+    $  2,408
   2,000    Norfolk, Virginia, Water
              Revenue, Series 1995,
              (MBIA Insured), 5.700%
              11/01/10...............  Aaa       AAA       2,159
   1,000    Portsmouth, Virginia, GO
              Refunding, Series 1993,
              5.000% 08/01/02........  A3        AA-       1,022
   1,000    Portsmouth, Virginia, GO
              Refunding, Series 1993,
              5.250% 08/01/04........  A3        AA-       1,053
   1,525    Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Potomac
              Hospital Corporation
              Project) Series 1995,
              6.550% 10/01/05........  Aaa       NR        1,627
   1,300    Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Prince
              William Hospital
              Project) Series 1993,
              5.625% 04/01/12........  A2        NR        1,316
   1,000    Prince William County,
              Virginia, Park
              Authority, Water and
              Sewer Systems, Revenue
              Refunding, Series 1994,
              Prerefunded 10/15/04 @
              102, 6.300% 10/15/07...  NR        NR        1,107
   3,000    Prince William County,
              Virginia, Service
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured), 5.000%
              07/01/21...............  Aaa       AAA       2,981
   1,000    Richmond, Virginia, GO
              Refunding, Series
              1995B, (FGIC Insured,
              State Aid Withholding),
              5.000% 01/15/21........  Aaa       AAA         991
     110    Richmond, Virginia,
              Metropolitan Authority
              Expressway Revenue,
              Series 1992B, (FGIC
              Insured), 6.250%
              07/15/22...............  Aaa       AAA         116

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $   690    Richmond, Virginia,
              Metropolitian Authority
              Expressway Revenue,
              Unrefunded Balance,
              Series 1992B, (FGIC
              Insured), 6.250%
              07/15/22...............  Aaa       AAA    $    721
   2,300    Richmond, Virginia,
              Public Improvement GO
              Refunding, Series
              1993A, (State Aid
              Withholding), 6.500%
              01/15/02...............  A1...     AA        2,360
   1,430    Richmond, Virginia,
              Public Improvement GO,
              Series 1993B, (State
              Aid Withholding),
              5.500% 07/15/09........  A1        AA        1,568
   2,855    Richmond, Virginia,
              Public Improvement,
              Refunding GO, Series
              1999A, (FSA Insured),
              5.000% 01/15/19........  Aaa       AAA       2,861
   1,115    Roanoke County, Virginia,
              IDR, (Hollins College
              Project) Series 1998,
              5.200% 03/15/17........  NR        A         1,123
   3,295    Roanoke, Virginia, Public
              Improvement GO
              Refunding, Series
              1992B, Prerefunded
              08/01/01 @ 100.5,
              6.000% 08/01/03........  Aa3       AA        3,342
   1,100    Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998, (FSA
              Insured), 4.375%
              07/15/05...............  Aaa       AAA       1,134
   1,900    Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998, (FSA
              Insured), 4.400%
              07/15/06...............  Aaa       AAA       1,961
   2,000    Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998, (FSA
              Insured), 4.400%
              07/15/07...............  Aaa       AAA       2,062
   1,580    Spotsylvania County,
              Virginia, Public
              Improvement GO, Series
              1992, 5.200%
              07/15/01...............  A1        A+        1,589
   2,320    Spotsylvania County,
              Virginia, Public
              Improvement GO, Series
              1992, Prerefunded
              07/15/02 @ 102, 5.875%
              07/15/09...............  A1        A+        2,441

                       SEE NOTES TO FINANCIAL STATEMENTS.
 218

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,535    Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project) Series 1996,
              6.600% 11/01/14........  NR        NR     $  2,660
   1,110    Suffolk, Virginia, GO
              Refunding, Series 1993,
              5.400% 08/01/04........  Aa3       A+        1,174
   1,500    Suffolk, Virginia, GO
              Refunding, Series 1993,
              5.750% 08/01/08........  Aa3       A+        1,584
   2,000    Upper Occoquan, Virginia,
              Sewer Authority,
              Regional Sewer Revenue,
              Series 1991, (MBIA
              Insured), Prerefunded
              07/01/01 @ 102, 6.250%
              07/01/05...............  Aaa       AAA       2,055
   2,300    Virginia Beach, Virginia,
              GO Refunding, Series
              1993, 5.400% 07/15/08     Aa1      AA        2,509
   1,000    Virginia Beach, Virginia,
              GO, Series 1990A,
              6.850% 06/01/01........  Aa1       AA        1,006
   3,060    Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000, 5.500%
              03/01/17...............  Aa1       AA        3,251
   2,805    Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000, 5.500%
              03/01/18...............  Aa1       AA        2,966
   1,790    Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/17........  Aa3       AA        1,843
   1,935    Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/18........  Aa3       AA        1,984
   2,035    Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/19........  Aa3       AA        2,079
   2,145    Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/20........  Aa3       AA        2,184
   1,000    Virginia Commonwealth,
              Transportation Board,
              Transportation Program
              Revenue, (Oak Grove
              Connector Project)
              Series 1997A, 5.250%
              05/15/22...............  Aa1       AA        1,013

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,245    Virginia Commonwealth,
              Transportation Board,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Program
              Project) Series 1997C,
              5.125% 05/15/19........  Aa1       AA     $  1,257
   2,465    Virginia Port Authority,
              Virginia, Commonwealth
              Port Fund Revenue,
              Series 1996, AMT,
              5.550% 07/01/12........  Aa1       AA+       2,583
   1,000    Virginia Port Authority,
              Virginia, Commonwealth
              Port Fund Revenue,
              Series 1997, AMT, (MBIA
              Insured), 5.650%
              07/01/17...............  Aaa       AAA       1,037
   1,210    Virginia Port Authority,
              Virginia, Port
              Facilities Revenue,
              Series 1997, AMT, (MBIA
              Insured), 6.000%
              07/01/07...............  Aaa       AAA       1,329
   2,655    Virginia State Housing,
              Housing Development
              Authority, Revenue,
              (Rental Housing
              Project) Series 2000B,
              AMT, 5.875% 08/01/15...  Aa1       AA+       2,755
   1,175    Virginia State, Higher
              Educational
              Institutions GO, Series
              1991A, 6.000%
              06/01/01...............  Aaa       AAA       1,181
   1,430    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3, 6.000%
              01/01/12...............  Aa1       AA+       1,519
   1,470    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3, 6.000%
              07/01/12...............  Aa1       AA+       1,562
   1,695    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3, 6.100%
              01/01/15...............  Aa1       AA+       1,789
   3,595    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              2000B-3, 5.950%
              07/01/14...............  Aa1       AA+       3,873
   2,455    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              2000B-4, 5.500%
              01/01/15...............  Aa1       AA+       2,543

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
  $2,000    Virginia State, Public
              Building Authority,
              Building Revenue
              Refunding,
              (Correctional
              Facilities Project)
              Series 1992A, 5.800%
              08/01/02...............  Aa1       NR     $  2,036
   1,480    Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State
              Aid Withholding),
              5.100% 01/01/05........  Aa1       AA        1,556
   1,000    Virginia State, Public
              School Authority,
              Revenue, Series 1991A,
              Prerefunded 08/01/01 @
              102, 6.500% 08/01/08...  Aa1       AA        1,031
   2,195    Virginia State, Public
              School Authority,
              Revenue, Series 1993A,
              (State Aid
              Withholding), 5.400%
              01/01/08...............  Aa1       AA        2,287
   1,120    Virginia State, Resource
              Authority,
              Infrastructure Revenue,
              Series 2000A, (MBIA
              Insured), 5.500%
              05/01/22...............  Aaa       AAA       1,173
     820    Virginia State, Resource
              AuthoFrity, Sewer
              Systems Revenue
              Refunding,
              (Harrisonburg-
              Rockingham Project)
              Series 1998, 4.700%
              05/01/11...............  NR        AA          845
   2,970    Virginia State, Resource
              Authority, Sewer
              Systems Revenue
              Refunding,
              (Harrisonburg-
              Rockingham Project)
              Series 1998, 5.000%
              05/01/18...............  NR        AA        2,978
   1,000    Virginia State, Resource
              Authority, Sewer
              Systems Revenue,
              (Hopewell Regional
              Wastewater Facilities
              Project) Series 1995A,
              AMT, 6.000% 10/01/15...  NR        AA        1,063
   2,470    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue
              Refunding, (Washington
              County Service Project)
              Series 1993, 5.150%
              10/01/07...............  NR        AA        2,586

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,020    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Suffolk Project)
              Series 1996A, 5.500%
              04/01/17...............  NR        AA     $  1,066
   1,000    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Sussex Service
              Authority Project)
              Series 1998, 4.625%
              10/01/18...............  NR        AA          948
   2,000    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Sussex Service
              Authority Project)
              Series 1998, 4.750%
              10/01/25...............  NR        AA        1,864
   5,345    Virginia State,
              Transportation Board
              Authority,
              Transportation Contract
              Revenue, (Northern
              Virginia Transportation
              District Project)
              Series 1996A, 5.125%
              05/15/21...............  Aa1       AA        5,350
   3,150    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (U.S. Route
              28 Project) Series
              1992, 6.000%
              04/01/02...............  Aa1       AA        3,239
   3,000    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Development
              Program) Series 1993A,
              4.900% 05/15/03........  Aa1       AA        3,092
   5,390    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Development
              Program) Series 1993A,
              5.500% 05/15/09........  Aa1       AA        5,635
   2,105    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue,
              (U.S. Route 58 Corridor
              Development Program)
              Series 1993B, 5.100%
              05/15/05...............  Aa1       AA        2,205

                       SEE NOTES TO FINANCIAL STATEMENTS.
 220

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,700    Virginia State, Virginia
              Commonwealth
              University, Revenue
              Refunding, Series
              1994D, 4.350%
              07/01/02...............  A1        AA-    $  1,715
   2,350    Virginia, Biotechnology
              Research Park
              Authority, Lease
              Revenue, (Biotechnology
              Two Project) Series
              1996, 5.750%
              09/01/05...............  Aa1       AA+       2,552
   2,475    Virginia, Chesapeake Bay
              Bridge and Tunnel
              Commission District,
              Revenue, Series 1995,
              (FGIC Insured), 5.875%
              07/01/10...............  Aaa       AAA       2,677
   2,000    Virginia, College
              Building Authority,
              Educational Facilities
              Revenue Refunding,
              (University of Richmond
              Project) Series 1992,
              5.625% 11/01/02........  Aa2       AA        2,024
   2,000    Virginia, College
              Building Authority,
              Facilities Revenue,
              (Equipment Leasing
              Program) Series 1997,
              5.000% 02/01/02........  Aa2       AA+       2,031
   2,300    Virginia, College
              Building Authority,
              Virginia Educational
              Facilities Revenue,
              (Public Higher
              Education Financing
              Program) Series 1999A,
              5.375% 09/01/12........  Aa1       AA        2,461
   5,000    Virginia, Southeastern
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A, (MBIA Insured),
              5.100% 07/01/08........  Aaa       AAA       5,339
     530    Washington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facility
              Revenue Refunding,
              (Johnson Memorial
              Hospital Project)
              Series 1995, 5.625%
              07/01/02...............  A2        NR          538

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
$  1,000    Washington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facility
              Revenue Refunding,
              (Johnston Memorial
              Hospital Project)
              Series 1995,
              Prerefunded 07/01/05 @
              102, 6.000% 07/01/14...  A2        NR     $  1,103

   2,250    West Point, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Revenue,
              (Chesapeake Corporation
              Project) Series 1994A,
              AMT, 6.375% 03/01/19...  Ba2       BB        2,036
                                                        --------
                                                         288,346
                                                        --------
            DISTRICT OF COLUMBIA -- 0.7%
   1,000    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue
              Refunding, Series
              1998B, AMT, (MBIA
              Insured), 5.250%
              10/01/10...............  Aaa..     AAA       1,055
   1,000    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue, Series
              1992A, AMT, (MBIA
              Insured), 6.500%
              10/01/05...............  Aaa       AAA       1,056
                                                        --------
                                                           2,111
                                                        --------
            MAINE -- 0.8%
   2,500    Baileyville, Maine, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, 4.750%
              06/01/05...............  Baa3      NR        2,540
                                                        --------
            MICHIGAN -- 0.7%
   2,000    Southfield, Michigan,
              Library Building
              Authority, GO, Series
              2000, (MBIA Insured),
              5.500% 05/01/24........  Aaa       AAA       2,058
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NEW YORK -- 0.7%
 $ 2,005    New York City, New York,
              Industrial Development
              Agency, Civic Facility
              Revenue, (Polytechnic
              University Project)
              Series 2000, 5.750%
              11/01/10...............  Baa3      BBB-   $  2,150
                                                        --------
            TEXAS -- 0.3%
   1,000    Socorro, Texas,
              Independent School
              District, GO, Series
              1998, (PSF-GTD), 5.250%
              08/15/28...............  Aaa       AAA         996
                                                        --------
            WASHINGTON -- 1.7%
   5,035    Washington State, Motor
              Vehicle Fuel Tax, GO,
              Series 1997F, 5.375%
              07/01/22...............  Aa1       AA+       5,094
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $289,387)........................    303,295
                                                        --------

 SHARES                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.7%
              (Cost: $2,033)
   2,033    Nations Municipal Reserves#...........   $  2,033
                                                     --------
            TOTAL INVESTMENTS
              (Cost $291,420*).............   99.8%   305,328
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    0.2%
            Receivable for Fund shares sold.......   $    219
            Interest receivable...................      4,626
            Payable for Fund shares redeemed......     (2,844)
            Investment advisory fee payable.......        (68)
            Administration fee payable............        (52)
            Shareholder servicing and distribution
              fees payable........................        (17)
            Distributions payable.................     (1,032)
            Accrued Trustees' fees and expenses...        (36)
            Accrued expenses and other
              liabilities.........................        (52)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................        744
                                                     --------
            NET ASSETS.....................  100.0%  $306,072
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    138
            Accumulated net realized loss on
              investments sold....................     (2,186)
            Net unrealized appreciation of
              investments.........................     13,908
            Paid-in capital.......................    294,212
                                                     --------
            NET ASSETS............................   $306,072
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 222

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($252,740,916 / 23,146,691 shares
              outstanding)........................     $10.92
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($43,654,974 / 3,997,956
              shares outstanding).................     $10.92
                                                       ======
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $11.29
                                                       ======
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($8,859,161 / 811,394 shares
              outstanding)........................     $10.92
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($817,289 / 74,852 shares
              outstanding)........................     $10.92
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $13,908 on investment securities was comprised of gross appreciation of $14,404 and gross depreciation of $496 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $291,420.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Virginia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Water Revenue                                                          17.01%
   Transportation Revenue                                                 10.92%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 94.4%
            VIRGINIA -- 88.5%
 $1,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue
              Refunding, (Lee Gardens
              Housing
              Corporation-Housing
              Mortgage-Woodbury Park
              Apartments Project)
              Series 1998A,
              5.450% 01/01/29.........  NR        A      $   951
  1,000     Chesapeake, Virginia,
              Water and Sewer GO,
              Series 1995A,
              5.375% 12/01/20.........  Aa3       AA       1,026
    500     Covington-Allegheny
              County, Virginia, IDR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              6.650% 09/01/18.........  Baa1      BBB+       522
    500     Fairfax County, Virginia,
              Industrial Development
              Authority, Health Care
              Revenue Refunding,
              (Inova Health Systems
              Project) Series 1996,
              5.500% 08/15/10.........  Aa2       AA         534
  1,000     Fairfax County, Virginia,
              Public Improvement GO,
              Series 1999B,
              5.500% 12/01/16.........  Aaa       AAA      1,061
  1,000     Fairfax County, Virginia,
              Water and Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.500% 11/15/13.........  Aaa       AAA      1,043
  1,000     Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Series 2000,
              5.625% 04/01/25.........  Aa1       AAA      1,058
  1,000     Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22.........  Aa1       AAA      1,082
    800     Giles County, Virginia,
              Industrial Development
              Authority, Exempt
              Facilities Revenue,
              (Hoechst Celanese
              Corporation Project)
              Series 1995, AMT,
              5.950% 12/01/25.........  Baa2      BBB        751

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,000     Giles County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.625% 12/01/22.........  Baa2      BBB    $ 1,025
    400     Halifax County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue Refunding,
              (Halifax Regional
              Hospital, Inc. Project)
              Series 1998,
              5.250% 09/01/17.........  NR        A          382
    500     Hanover County, Virginia,
              Industrial Development
              Authority, Revenue, (Bon
              Secours Health Systems
              Project) Series 1995,
              (MBIA Insured),
              5.500% 08/15/25.........  Aaa       AAA        508
    500     Henrico County, Virginia,
              Industrial Development
              Authority, Public
              Facilities Lease
              Revenue, Series 1994,
              7.000% 08/01/13.........  Aa2       AA         575
    500     Henry County, Virginia,
              GO, Series 1994,
              5.750% 07/15/07.........  A2        A          537
    700     James City and County,
              Virginia, GO, Series
              1995, (FGIC Insured,
              State Aid Withholding),
              5.250% 12/15/14.........  Aaa       AAA        728
    765     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center Project)
              Series 1995, (FSA
              Insured),
              5.600% 06/01/09.........  Aaa       AAA        817
    500     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center Project)
              Series 1995, (FSA
              Insured),
              5.800% 06/01/20.........  Aaa       AAA        520
  2,000     Montgomery County,
              Virginia, Industrial
              Development Lease
              Authority, Revenue,
              Series 2000B, (AMBAC
              Insured),
              5.500% 01/15/22.........  Aaa       AAA      2,093

                       SEE NOTES TO FINANCIAL STATEMENTS.
 224

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $  500     Peninsula Ports Authority,
              Virginia, Health Care
              Facilities Revenue
              Refunding, (Riverside
              Health System Project)
              Series 1992A,
              Prerefunded 07/01/02 @
              102,
              6.625% 07/01/18.........  Aaa       AA     $   530
    500     Pittsylvania County,
              Virginia, Public
              Improvement GO, Series
              1994,
              5.850% 07/01/08.........  A3        AAA        545
  1,000     Prince William County,
              Virginia, Industrial
              Development Authority,
              Lease Revenue, (ATCC
              Project) Series 1996,
              6.000% 02/01/14.........  Aa3       NR       1,035
    500     Prince William County,
              Virginia, Park
              Authority, Revenue,
              Series 1994, Prerefunded
              10/15/04 @ 102,
              6.875% 10/15/16.........  NR        NR         563
    500     Richmond, Virginia, GO
              Refunding, Series 1995B,
              (FGIC Insured, State Aid
              Withholding),
              5.000% 01/15/21.........  Aaa       AAA        496
  1,390     Rivanna, Virginia, Water
              and Sewer Authority,
              Regional Water and Sewer
              Systems, Revenue
              Refunding, Series 1991,
              6.450% 10/01/12.........  Aa3       A+       1,436
  1,000     Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project) Series 1996,
              6.600% 11/01/14.........  NR        NR       1,049
    500     Upper Occoquan, Virginia,
              Sewer Authority,
              Regional Sewer Revenue,
              Series 1995A, (MBIA
              Insured),
              5.000% 07/01/25.........  Aaa       AAA        493
    500     Virginia Beach, Virginia,
              Public Improvement GO
              Refunding, Series 1994,
              (State Aid Withholding),
              5.750% 11/01/08.........  Aa1       AA         538
  1,000     Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000,
              5.500% 03/01/18.........  Aa1       AA       1,058

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $  640     Virginia State, Public
              School Authority,
              Revenue, Series 1994A,
              (State Aid Withholding),
              6.125% 08/01/11.........  Aa1       AA     $   689
  1,070     Virginia State,
              Residential Authority,
              Infrastructure Revenue,
              Series 2000A, (MBIA
              Insured),
              5.500% 05/01/21.........  Aaa       AAA      1,122
    750     Virginia State, Resource
              Authority, Sewer Systems
              Revenue, (Hopewell
              Regional Wastewater
              Facilities Project)
              Series 1995A, AMT,
              6.000% 10/01/15.........  NR        AA         797
    500     Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Fauquier County Water
              and Sanitation Project)
              Series 1994C,
              6.125% 05/01/14.........  NR        AA         532
  1,800     West Point, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Revenue,
              (Chesapeake Corporation
              Project) Series 1994A,
              AMT,
              6.375% 03/01/19.........  Ba2       BB       1,628
                                                         -------
                                                          27,724
                                                         -------
            MISSISSIPPI -- 5.9%
  1,285     Mississippi State,
              Hospital Facilities and
              Equipment Authority,
              Revenue, (Forrest County
              General Hospital
              Project) Series 2000,
              (FSA Insured),
              5.625% 01/01/20.........  Aaa       NR       1,332
    500     Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A, AMT,
              6.700% 08/01/18.........  Baa1      BBB+       525
                                                         -------
                                                           1,857
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $28,043)..........................    29,581
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

 SHARES                                                VALUE
  (000)                                                (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 4.6%
            (Cost $1,448)
  1,448     Nations Municipal Reserves#............   $ 1,448
                                                      -------
            TOTAL INVESTMENTS
              (Cost $29,491*)..............   99.0%    31,029
                                                      -------
            OTHER ASSETS AND
              LIABILITIES (NET)............    1.0%
            Cash...................................   $     1
            Interest receivable....................       497
            Payable for Fund shares redeemed.......       (20)
            Investment advisory fee payable........        (7)
            Administration fee payable.............        (5)
            Shareholder servicing and distribution
              fees payable.........................        (9)
            Distributions payable..................       (95)
            Accrued Trustees' fees and expenses....       (26)
            Accrued expenses and other
              liabilities..........................       (16)
                                                      -------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)....................       320
                                                      -------
            NET ASSETS.....................  100.0%   $31,349
                                                      =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income....   $    71
            Accumulated net realized loss on
              investments sold.....................      (912)
            Net unrealized appreciation of
              investments..........................     1,538
            Paid-in capital........................    30,652
                                                      -------
            NET ASSETS.............................   $31,349
                                                      =======


                                                       VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($19,709,491 / 2,004,145 shares
              outstanding).........................     $9.83
                                                        =====
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($1,015,577 / 103,379
              shares outstanding)..................     $9.82
                                                        =====
            Maximum sales charge...................     4.75%
            Maximum offering price per share.......    $10.31
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($10,570,226 / 1,074,879
              shares outstanding)..................     $9.83
                                                        =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($53,821 / 5,474 shares
              outstanding).........................     $9.83
                                                        =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $1,538 on investment securities was comprised of gross appreciation of $1,690 and gross depreciation of $152 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $29,491.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Virginia Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   AMBAC                                                                  10.01%

Nations Virginia Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2001 (as a percentage of net assets):

   Water Revenue                                                          24.13%
   Industrial Development Revenue/
     Pollution Control Revenue                                            14.20%
   Hospital Revenue                                                       13.05%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 226

NATIONS FUNDS

  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

ABBREVIATIONS:

AMBAC            American Municipal Bond Assurance
                   Corporation
AMBAC-TCRS       American Municipal Bond Assurance
                   Corporation-Transferable Custodial
                   Receipts
AMT              Alternative Minimum Tax
CONNIE LEE       College Construction Loan Insurance
                   Association
FGIC             Financial Guaranty Insurance Company
FHLMC COLL       Federal Home Loan Mortgage Corporation
                   collateral
FHA              Federal Housing Authority
FHA COLL         Federal Housing Authority collateral
FNMA COLL        Federal National Mortgage Association
                   collateral
FSA              Financial Security Assurance
GO               General Obligation
GNMA COLL        Government National Mortgage Association
                   collateral
GTY-AGMT         Guarantee Agreement
GTD STD LNS      Guaranteed Student Loans
IDR              Industrial Development Revenue
LOC              Letter of Credit
MBIA             Municipal Bond Insurance Association
MBIA-IBC         Municipal Bond Insurance
                   Association -- Insured Bond Certificate
NR               Not Rated
PCR              Pollution Control Revenue
PSF-GTD          Permanent School Fund Guarantee
SCSDE            South Carolina School District Enhancement
SCH BD GTY       School Bond Guarantee
VA COLL          Veterans Administration collateral
VA               Veterans Administration

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS
For the period ended March 31, 2001

                                                                  SHORT-TERM        INTERMEDIATE
                                                                  MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                    INCOME              BOND              INCOME
                                                                ------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $        6,015     $       57,699     $       47,417
                                                                --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................               373              4,401              4,131
Administration fee..........................................               274              2,421              1,817
Transfer agent fees.........................................                35                320                242
Custodian fees..............................................                10                 67                 53
Legal and audit fees........................................                37                 74                 74
Trustees' fees and expenses.................................                17                 17                 17
Interest expense............................................                 1                  2                  1
Registration and filing fees................................                30                106                 93
Printing expense............................................                37                 57                 58
Other.......................................................                 8                 30                 32
                                                                --------------     --------------     --------------
    Subtotal................................................               822              7,495              6,518
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                52                 46                 91
  Investor B Shares.........................................                54                 26                 87
  Investor C Shares.........................................                13                  5                 13
                                                                --------------     --------------     --------------
    Total expenses..........................................               941              7,572              6,709
Fees waived and/or expenses reimbursed by investment
  advisor, administrator, and/or distributor................              (322)            (1,981)            (1,567)
                                                                --------------     --------------     --------------
    Net expenses............................................               619              5,591              5,142
                                                                --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................             5,396             52,108             42,275
                                                                --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................              (149)              (857)             4,250
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             2,564             45,131             43,979
                                                                --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......             2,415             44,274             48,229
                                                                --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $        7,811     $       96,382     $       90,504
                                                                ==============     ==============     ==============

---------------

 * Amount represents less than $500.

(a) Kansas Municipal Income commenced operations on July 17, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 228

NATIONS FUNDS

                        FLORIDA                           GEORGIA                                            MARYLAND
      CALIFORNIA      INTERMEDIATE       FLORIDA        INTERMEDIATE       GEORGIA           KANSAS        INTERMEDIATE
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
         BOND             BOND             BOND             BOND             BOND          INCOME(a)           BOND
------------------------------------------------------------------------------------------------------------------------
    $       10,467   $       12,047   $        7,824   $        7,508   $        1,469   $        4,285   $       10,334
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               927              903              706              566              134              424              790
               408              497              310              311               59              186              435
                54               65               41               41                8               26               58
                13               15               10               10                2                6               14
                67               58               54               54               49               54               56
                17               17               17               17               17               12               17
                 1                1               --*              --*              --*               3               --
                 4                3                2                2                1               52                3
                14               21               21               18               14               15               22
                17               17               10               12                5               11               18
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,522            1,597            1,171            1,031              289              789            1,413
               378               19              116               30                5                2               42
                48               42              115               67               98                2               54
                 6                1               --*               8                1               --                3
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,954            1,659            1,402            1,136              393              793            1,512
              (437)            (464)            (324)            (324)            (129)            (277)            (425)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,517            1,195            1,078              812              264              516            1,087
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             8,950           10,852            6,746            6,696            1,205            3,769            9,247
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,117              172              405              108               (7)             182              356
             7,388            7,500            6,378            5,250            1,404            4,390            7,548
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             8,505            7,672            6,783            5,358            1,397            4,572            7,904
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $       17,455   $       18,524   $       13,529   $       12,054   $        2,602   $        8,341   $       17,151
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

        MARYLAND
       MUNICIPAL
          BOND
-------------------
     $        1,962
     --------------
                183
                 81
                 11
                  4
                 49
                 17
                 --*
                  1
                 17
                  5
     --------------
                368
                  5
                161
                  2
     --------------
                536
               (147)
     --------------
                389
     --------------
              1,573
     --------------
                (14)
              2,065
     --------------
              2,051
     --------------
     $        3,624
     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS (CONTINUED)
For the period ended March 31, 2001

                                                                NORTH CAROLINA                       SOUTH CAROLINA
                                                                 INTERMEDIATE      NORTH CAROLINA     INTERMEDIATE
                                                                  MUNICIPAL          MUNICIPAL         MUNICIPAL
                                                                     BOND               BOND              BOND
                                                                  -----------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $       10,078     $        2,166    $       12,858
                                                                --------------     --------------    --------------
EXPENSES:
Investment advisory fee.....................................               773                198               941
Administration fee..........................................               425                 87               518
Transfer agent fees.........................................                56                 11                68
Custodian fees..............................................                13                  4                15
Legal and audit fees........................................                56                 50                58
Trustees' fees and expenses.................................                17                 17                17
Interest expense............................................                --*                --*                2
Registration and filing fees................................                 2                  1                 4
Printing expense............................................                21                 15                22
Other.......................................................                16                  5                16
                                                                --------------     --------------    --------------
    Subtotal................................................             1,379                388             1,661
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                26                  5                40
  Investor B Shares.........................................                52                180                71
  Investor C Shares.........................................                 1                  1                21
                                                                --------------     --------------    --------------
    Total expenses..........................................             1,458                574             1,793
Fees waived and/or expenses reimbursed by investment
  advisor, administrator, and/or distributor................              (414)              (150)             (482)
                                                                --------------     --------------    --------------
    Net expenses............................................             1,044                424             1,311
                                                                --------------     --------------    --------------
NET INVESTMENT INCOME/(LOSS)................................             9,034              1,742            11,547
                                                                --------------     --------------    --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................              (693)               (11)             (465)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             7,641              1,916             8,838
                                                                --------------     --------------    --------------
Net realized and unrealized gain/(loss) on investments......             6,948              1,905             8,373
                                                                --------------     --------------    --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $       15,982     $        3,647    $       19,920
                                                                ==============     ==============    ==============

---------------

 * Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 230

NATIONS FUNDS

                       TENNESSEE                           TEXAS                            VIRGINIA
    SOUTH CAROLINA    INTERMEDIATE      TENNESSEE       INTERMEDIATE        TEXAS         INTERMEDIATE       VIRGINIA
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
         BOND             BOND             BOND             BOND             BOND             BOND             BOND
------------------------------------------------------------------------------------------------------------------------
    $        1,988   $        2,520   $          567   $       16,641   $          763   $       15,589   $        1,650
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               181              191               51            1,208               68            1,190              144
                80              105               23              665               30              655               63
                10               14                3               88                4               87                9
                 3                4                1               20                2               19                3
                49               49               48               61               48               61               49
                17               17               17               17               17               17               17
                 1               --*              --*               5               --*              --               --
                 1                1               --*               7               --*               6                1
                15               15               14               22               13               23               17
                 3                6                3               16                3               20                6
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               360              402              160            2,109              185            2,078              309
                 3               20                4               10                1              111                2
                86               16               38               20               53               88              105
                --*              --*               2               --*               1                7               --*
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               449              438              204            2,139              240            2,284              416
              (143)            (164)             (99)            (593)            (104)            (590)            (136)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               306              274              105            1,546              136            1,694              280
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,682            2,246              462           15,095              627           13,895            1,370
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
              (107)              16               (3)            (912)              92              (33)            (201)
             2,101            2,065              555           10,896              600           11,747            1,357
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,994            2,081              552            9,984              692           11,714            1,156
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $        3,676   $        4,327   $        1,014   $       25,079   $        1,319   $       25,609   $        2,526
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SHORT-TERM                          INTERMEDIATE
                                                                 MUNICIPAL INCOME                      MUNICIPAL BOND
                                                          -------------------------------      ------------------------------
                                                           YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            3/31/01            3/31/00           3/31/01           3/31/00
                                                           ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $        5,396     $        4,772    $       52,108    $       42,143
Net realized gain/(loss) on investments..............              (149)               (95)             (857)           (2,370)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................             2,564             (1,712)           45,131           (43,336)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................             7,811              2,965            96,382            (3,563)
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (4,292)            (3,188)          (51,156)          (41,086)
  Investor A Shares..................................              (871)            (1,171)             (835)             (888)
  Investor B Shares..................................              (186)              (343)              (96)             (111)
  Investor C Shares..................................               (47)               (71)              (20)              (59)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                 --                --            (1,405)
  Investor A Shares..................................                --                 --                --               (27)
  Investor B Shares..................................                --                 --                --                (5)
  Investor C Shares..................................                --                 --                --                (3)
Net increase/(decrease) in net assets from Fund share
  transactions.......................................             5,629             (4,060)          302,645           (18,416)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................             8,044             (5,868)          346,920           (65,563)
NET ASSETS:
Beginning of period..................................           125,453            131,321           873,020           938,583
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      133,497     $      125,453    $    1,219,940    $      873,020
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $           50     $           39    $        1,190    $          792
                                                         ==============     ==============    ==============    ==============

---------------

(a) Represents financial information from March 1, 1999 for the Pacific Horizon California Municipal Bond Fund, which was reorganized into California Municipal Bond on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 232

NATIONS FUNDS

                                                         CALIFORNIA                           FLORIDA INTERMEDIATE
           MUNICIPAL INCOME                            MUNICIPAL BOND                            MUNICIPAL BOND
                                      ------------------------------------------------   -------------------------------
 ---------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED     PERIOD ENDED      YEAR ENDED       YEAR ENDED
       3/31/01          3/31/00          3/31/01          3/31/00         5/14/99(a)       3/31/01          3/31/00
------------------------------------------------------------------------------------------------------------------------
    $       42,275   $       31,612   $        8,950   $        8,104   $        1,950   $       10,852   $       11,245
             4,250           (5,891)           1,117             (597)           1,093              172           (1,029)
            43,979          (40,480)           7,388           (8,917)          (3,924)           7,500           (9,513)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
            90,504          (14,759)          17,455           (1,410)            (881)          18,524              703
           (40,064)         (29,366)          (1,448)            (928)              --          (10,331)         (10,463)
            (1,795)          (1,715)          (7,146)          (7,051)          (1,930)            (354)            (553)
              (363)            (460)            (191)            (119)             (20)            (162)            (186)
               (53)             (75)             (21)              (6)              --               (5)             (42)
                --             (710)             (78)             (47)              --               --               --
                --              (29)            (359)            (486)              --               --               --
                --              (15)             (11)             (10)              --               --               --
                --               (2)              (1)              (1)              --               --               --
           283,421          (34,283)           1,497          (14,809)          (9,699)          20,534          (21,123)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           331,650          (81,414)           9,697          (24,867)         (12,530)          28,206          (31,664)
           598,800          680,214          183,790          208,657          221,187          222,155          253,819
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $      930,450   $      598,800   $      193,487   $      183,790   $      208,657   $      250,361   $      222,155
    ==============   ==============   ==============   ==============   ==============   ==============   ==============
    $        1,128   $          931   $          457   $          313   $          292   $           22   $           13
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      FLORIDA                       GEORGIA INTERMEDIATE
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                          -------------------------------      ------------------------------
                                                           YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            3/31/01            3/31/00           3/31/01           3/31/00
                                                           ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $        6,746     $        7,103    $        6,696    $        6,917
Net realized gain/(loss) on investments..............               405                376               108            (1,090)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................             6,378             (7,575)            5,250            (6,288)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................            13,529                (96)           12,054              (461)
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (4,107)            (3,838)           (5,867)           (5,865)
  Investor A Shares..................................            (2,183)            (2,706)             (546)             (736)
  Investor B Shares..................................              (455)              (557)             (255)             (286)
  Investor C Shares..................................                (1)                (1)              (28)              (31)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................               (96)                --                --              (166)
  Investor A Shares..................................               (54)                --                --               (20)
  Investor B Shares..................................               (13)                --                --               (10)
  Investor C Shares..................................                --*                --                --                (1)
Net increase/(decrease) in net assets from Fund share
  transactions.......................................                17             (9,231)             (553)          (10,542)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................             6,637            (16,429)            4,805           (18,118)
NET ASSETS:
Beginning of period..................................           141,599            158,028           142,768           160,886
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      148,236     $      141,599    $      147,573    $      142,768
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $          224     $          139    $          162    $           96
                                                         ==============     ==============    ==============    ==============

---------------

 * Amount represents less than $500.

(a) Kansas Municipal Income commenced operations on July 17, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 234

NATIONS FUNDS

                                          KANSAS
                GEORGIA                 MUNICIPAL           MARYLAND INTERMEDIATE                   MARYLAND
            MUNICIPAL BOND                INCOME               MUNICIPAL BOND                    MUNICIPAL BOND
                                      -------------    -------------------------------   -------------------------------
 ---------------------------------
      YEAR ENDED       YEAR ENDED      PERIOD ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/01          3/31/00        3/31/01 (a)        3/31/01          3/31/00          3/31/01          3/31/00
------------------------------------------------------------------------------------------------------------------------
    $        1,205   $        1,016   $        3,769   $        9,247   $        9,187   $        1,573   $        1,416
                (7)            (740)             182              356           (1,697)             (14)            (706)
             1,404             (648)           4,390            7,548           (7,384)           2,065             (963)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             2,602             (372)           8,341           17,151              106            3,624             (253)
              (736)            (503)          (3,725)          (8,276)          (8,207)            (866)            (774)
               (84)             (97)             (39)            (757)            (738)             (93)             (74)
              (383)            (414)              (5)            (202)            (224)            (606)            (562)
                (2)              --*              --              (11)             (17)              (8)              (6)
                --               --              (16)              --              (83)              --               (9)
                --               --               --*              --               (8)              --               (1)
                --               --               --*              --               (3)              --               (8)
                --               --               --               --               (1)              --               --*
             1,774            2,967          107,578            1,629           (6,228)           2,145            2,392
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             3,171            1,581          112,134            9,534          (15,403)           4,196              705
            25,262           23,681               --          191,669          207,072           35,616           34,911
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $       28,433   $       25,262   $      112,134   $      201,203   $      191,669   $       39,812   $       35,616
    ==============   ==============   ==============   ==============   ==============   ==============   ==============
    $           74   $           49   $           79   $           48   $           --   $           52   $           13
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                            NORTH CAROLINA INTERMEDIATE                NORTH CAROLINA
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                         ---------------------------------    --------------------------------
                                                           YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            3/31/01            3/31/00           3/31/01           3/31/00
                                                         ---------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $        9,034     $        9,220    $        1,742    $        1,750
Net realized gain/(loss) on investments..............              (693)              (948)              (11)             (723)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................             7,641             (8,403)            1,916            (1,801)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................            15,982               (131)            3,647              (774)
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (8,383)            (8,560)             (942)             (829)
  Investor A Shares..................................              (457)              (434)              (96)              (52)
  Investor B Shares..................................              (191)              (222)             (702)             (868)
  Investor C Shares..................................                (3)                (3)               (2)               (1)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --               (288)               --                --
  Investor A Shares..................................                --                (15)               --                --
  Investor B Shares..................................                --                (10)               --                --
  Investor C Shares..................................                --                 --*               --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................            (1,784)            (9,980)              324               120
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................             5,164            (19,643)            2,229            (2,404)
NET ASSETS:
Beginning of period..................................           190,634            210,277            39,576            41,980
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      195,798     $      190,634    $       41,805    $       39,576
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $          323     $          291    $           28    $           21
                                                         ==============     ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 236

NATIONS FUNDS

      SOUTH CAROLINA INTERMEDIATE             SOUTH CAROLINA                TENNESSEE INTERMEDIATE
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/01          3/31/00          3/31/01          3/31/00          3/31/01          3/31/00
-------------------------------------------------------------------------------------------------------
    $       11,547   $       12,258   $        1,682   $        1,386   $        2,246   $        2,355
              (465)             101             (107)            (567)              16             (368)
             8,838          (12,805)           2,101             (927)           2,065           (2,446)
    --------------   --------------   --------------   --------------   --------------   --------------
            19,920             (446)           3,676             (108)           4,327             (459)
           (10,425)         (10,924)          (1,300)            (957)          (1,828)          (1,877)
              (757)            (886)             (47)             (50)            (358)            (375)
              (281)            (329)            (333)            (377)             (59)            (102)
               (84)            (118)              (2)              (3)              --*              (1)
                --             (331)              --               --               --              (40)
                --              (27)              --               --               --               (8)
                --              (12)              --               --               --               (3)
                --               (4)              --               --               --               --*
             4,503          (24,176)          (5,351)          15,365           (1,090)          (4,911)
    --------------   --------------   --------------   --------------   --------------   --------------
            12,876          (37,253)          (3,357)          13,870              992           (7,776)
           232,315          269,568           38,705           24,835           47,332           55,108
    --------------   --------------   --------------   --------------   --------------   --------------
    $      245,191   $      232,315   $       35,348   $       38,705   $       48,324   $       47,332
    ==============   ==============   ==============   ==============   ==============   ==============
    $          218   $          213   $           20   $           14   $           11   $            3
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     TENNESSEE                       TEXAS INTERMEDIATE
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                         ---------------------------------    --------------------------------
                                                           YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            3/31/01            3/31/00           3/31/01           3/31/00
                                                         ---------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $          462     $          470    $       15,095    $       17,833
Net realized gain/(loss) on investments..............                (3)               (63)             (912)           (3,353)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................               555               (607)           10,896           (14,956)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................             1,014               (200)           25,079              (476)
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................              (232)              (262)          (14,818)          (17,447)
  Investor A Shares..................................               (75)               (37)             (195)             (304)
  Investor B Shares..................................              (149)              (168)              (82)              (82)
  Investor C Shares..................................                (6)                (4)               --*               --*
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                 --                --               (71)
  Investor A Shares..................................                --                 --                --                (1)
  Investor B Shares..................................                --                 --                --                (1)
  Investor C Shares..................................                --                 --                --                --*
Net increase/(decrease) in net assets from Fund share
  transactions.......................................              (852)               254           (50,947)          (47,692)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................              (300)              (417)          (40,963)          (66,074)
NET ASSETS:
Beginning of period..................................            10,615             11,032           334,406           400,480
                                                         --------------     --------------    --------------    --------------
End of period........................................    $       10,315     $       10,615    $      293,443    $      334,406
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $           29     $           22    $          299    $          238
                                                         ==============     ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 238

NATIONS FUNDS

                 TEXAS                     VIRGINIA INTERMEDIATE                   VIRGINIA
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/01          3/31/00          3/31/01          3/31/00          3/31/01          3/31/00
-------------------------------------------------------------------------------------------------------
    $          627   $          681   $       13,895   $       13,102   $        1,370   $        1,221
                92             (244)             (33)          (2,152)            (201)            (171)
               600             (636)          11,747          (10,427)           1,357           (1,345)
    --------------   --------------   --------------   --------------   --------------   --------------
             1,319             (199)          25,609              523            2,526             (295)
              (393)            (411)         (11,539)         (10,494)            (907)            (710)
               (16)             (17)          (1,999)          (2,216)             (31)             (36)
              (215)            (251)            (330)            (357)            (432)            (475)
                (3)              (3)             (27)             (31)              --*              --*
                --               --               --              (22)              --               --
                --               --               --               (5)              --               --
                --               --               --               (1)              --               --
                --               --               --               --*              --               --
              (736)          (1,971)           9,165            2,368            2,614            1,636
    --------------   --------------   --------------   --------------   --------------   --------------
               (44)          (2,852)          20,879          (10,235)           3,770              120
            13,854           16,706          285,193          295,428           27,579           27,459
    --------------   --------------   --------------   --------------   --------------   --------------
    $       13,810   $       13,854   $      306,072   $      285,193   $       31,349   $       27,579
    ==============   ==============   ==============   ==============   ==============   ==============
    $           39   $           47   $          138   $          139   $           71   $           69
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                     SHORT-TERM MUNICIPAL INCOME
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2001          MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,691    $ 47,007       6,609    $ 65,869
  Issued as reinvestment of dividends.......................       4          39           2          27
  Redeemed..................................................  (3,834)    (38,338)     (4,936)    (49,439)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     861    $  8,708       1,675    $ 16,457
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     646    $  6,508       2,439    $ 24,297
  Issued as reinvestment of dividends.......................      61         607          70         804
  Redeemed..................................................    (633)     (6,315)     (3,799)    (37,957)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      74    $    800      (1,290)   $(12,856)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      --    $     --           2    $     --
  Issued as reinvestment of dividends.......................      17         171          27         284
  Redeemed..................................................    (383)     (3,826)       (701)     (7,019)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (366)   $ (3,655)       (672)   $ (6,735)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     128    $  1,275          55    $    541
  Issued as reinvestment of dividends.......................       4          42           6          68
  Redeemed..................................................    (155)     (1,541)       (154)     (1,535)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (23)   $   (224)        (93)   $   (926)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     546    $  5,629        (380)   $ (4,060)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 240

NATIONS FUNDS

                                                                       INTERMEDIATE MUNICIPAL BOND
                                                                   YEAR ENDED                YEAR ENDED
                                                                 MARCH 31, 2001            MARCH 31, 2000
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   20,448    $ 202,560       23,175    $ 228,548
  Issued in exchange for:
    Assets of Boatmen's Trust Company Intermediate
      Tax-Exempt Bond Fund (Note 8).........................   20,653      204,013           --           --
    Assets of Bank IV Kansas U.S. Tax Exempt Bond Fund (Note
      8)....................................................    2,481       24,319           --           --
    Assets of BCA High Grade Tax Exempt Bond Fund (Note
      8)....................................................   12,824      124,078           --           --
  Issued as reinvestment of dividends.......................       86          853           91          973
  Redeemed..................................................  (25,614)    (253,151)     (25,494)    (252,077)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   30,878    $ 302,672       (2,228)   $ (22,556)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      872    $   8,704        2,325    $  23,295
  Issued as reinvestment of dividends.......................       32          318           37          400
  Redeemed..................................................     (885)      (8,755)      (1,907)     (19,018)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       19    $     267          455    $   4,677
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................        3    $      30           82    $     820
  Issued as reinvestment of dividends.......................        4           44            6           68
  Redeemed..................................................      (34)        (336)         (57)        (558)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (27)   $    (262)          31    $     330
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................        2    $      21           65    $     664
  Issued as reinvestment of dividends.......................        2           17            5           59
  Redeemed..................................................       (7)         (70)        (162)      (1,590)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       (3)   $     (32)         (92)   $    (867)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   30,867    $ 302,645       (1,834)   $ (18,416)
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             MUNICIPAL INCOME
                                                                   YEAR ENDED                YEAR ENDED
                                                                 MARCH 31, 2001            MARCH 31, 2000
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   14,464    $ 157,002       10,052    $ 109,003
  Issued in exchange for assets of Boatmen's Trust Company
    Tax Exempt Bond Fund (Note 8)...........................   30,910      319,789           --           --
  Issued as reinvestment of dividends.......................       34          368           35          410
  Redeemed..................................................  (17,964)    (194,301)     (13,758)    (148,807)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   27,444    $ 282,858       (3,671)   $ (39,394)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    5,113    $  55,544        5,826    $  63,453
  Issued in exchange for A Shares of Pacific Horizon
    National Bond Fund (Note 8).............................       --           --        1,684       19,123
  Issued as reinvestment of dividends.......................      108        1,169           98        1,136
  Redeemed..................................................   (5,119)     (55,775)      (6,738)     (73,931)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      102    $     938          870    $   9,781
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       59    $     645           75    $     820
  Issued as reinvestment of dividends.......................       17          186           24          278
  Redeemed..................................................      (97)      (1,058)        (479)      (5,194)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (21)   $    (227)        (380)   $  (4,096)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................        9    $      95           41    $     453
  Issued as reinvestment of dividends.......................        4           43            6           70
  Redeemed..................................................      (27)        (286)        (101)      (1,097)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (14)   $    (148)         (54)   $    (574)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   27,511    $ 283,421       (3,235)   $ (34,283)
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 242

NATIONS FUNDS

                                                                    CALIFORNIA MUNICIPAL BOND
                                                    YEAR ENDED             PERIOD ENDED            PERIOD ENDED
                                                  MARCH 31, 2001          MARCH 31, 2000         MAY 14, 1999(a)
                                                ------------------      ------------------      ------------------
                                                SHARES    DOLLARS       SHARES    DOLLARS       SHARES    DOLLARS
                                                ------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold........................................   3,382    $ 24,631       3,709    $ 27,884          --    $     --
  Issued as reinvestment of dividends.........      17         125          24         161          --          --
  Redeemed....................................  (1,434)    (10,511)       (697)     (6,294)         --          --
                                                ------    --------      ------    --------      ------    --------
  Net increase/(decrease).....................   1,965    $ 14,245       3,036    $ 21,751          --    $     --
                                                ======    ========      ======    ========      ======    ========
INVESTOR A SHARES:
  Sold........................................   3,156    $ 23,416       1,406    $ 11,864         904    $  6,861
  Issued as reinvestment of dividends.........     590       4,331         629       4,499         130         989
  Redeemed....................................  (5,829)    (42,720)     (7,400)    (54,760)     (2,361)    (17,923)
                                                ------    --------      ------    --------      ------    --------
  Net increase/(decrease).....................  (2,083)   $(14,973)     (5,365)   $(38,397)     (1,327)   $(10,073)
                                                ======    ========      ======    ========      ======    ========
INVESTOR B SHARES:
  Sold........................................     244    $  1,793         402    $  2,873          98    $    744
  Issued as reinvestment of dividends.........      19         141          12          82           2          12
  Redeemed....................................     (84)       (620)       (194)     (1,382)        (50)       (382)
                                                ------    --------      ------    --------      ------    --------
  Net increase/(decrease).....................     179    $  1,314         220    $  1,573          50    $    374
                                                ======    ========      ======    ========      ======    ========
INVESTOR C SHARES:+
  Sold........................................     123    $    901          36    $    260          --    $     --
  Issued as reinvestment of dividends.........       2          14           1           6          --          --
  Redeemed....................................      (1)         (4)         --*         (2)         --          --
                                                ------    --------      ------    --------      ------    --------
  Net increase/(decrease).....................     124    $    911          37    $    264          --    $     --
                                                ======    ========      ======    ========      ======    ========
  Total net increase/(decrease)...............     185    $  1,497      (2,072)   $(14,809)     (1,277)   $ (9,699)
                                                ======    ========      ======    ========      ======    ========

---------------

 * Amount represents less than 500 shares and/or $500, as applicable.

 + California Municipal Bond Primary A and Investor C Shares commenced operations on May 21, 1999.

(a) Represents financial information from March 1, 1999 for the Pacific Horizon California Municipal Bond Fund, which was reorganized into California Municipal Bond on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 FLORIDA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 21, 2001          MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   6,568    $ 69,039       4,567    $ 47,567
  Issued as reinvestment of dividends.......................       5          45           5          62
  Redeemed..................................................  (4,187)    (43,648)     (6,217)    (64,778)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   2,386    $ 25,436      (1,645)   $(17,149)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     302    $  3,169         564    $  5,837
  Issued as reinvestment of dividends.......................      24         251          37         418
  Redeemed..................................................    (767)     (8,021)       (847)     (8,755)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (441)   $ (4,601)       (246)   $ (2,500)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      45    $    481          43    $    450
  Issued as reinvestment of dividends.......................      11         108          11         124
  Redeemed..................................................     (90)       (941)        (77)       (812)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (34)   $   (352)        (23)   $   (238)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       5    $     52          24    $    250
  Issued as reinvestment of dividends.......................      --*          5           2          22
  Redeemed..................................................      (1)         (6)       (146)     (1,508)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       4    $     51        (120)   $ (1,236)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   1,915    $ 20,534      (2,034)   $(21,123)
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 244

NATIONS FUNDS

                                                                        FLORIDA MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2001          MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,650    $ 25,710       3,531    $ 33,504
  Issued as reinvestment of dividends.......................      11         110          13         136
  Redeemed..................................................  (1,739)    (16,785)     (2,949)    (28,008)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     922    $  9,035         595    $  5,632
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     162    $  1,571         424    $  3,903
  Issued as reinvestment of dividends.......................     185       1,800         212       2,187
  Redeemed..................................................  (1,024)     (9,917)     (1,994)    (19,023)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (677)   $ (6,546)     (1,358)   $(12,933)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      85    $    826         192    $  1,831
  Issued as reinvestment of dividends.......................      22         212          26         268
  Redeemed..................................................    (367)     (3,549)       (420)     (4,030)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (260)   $ (2,511)       (202)   $ (1,931)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       5    $     48          --*   $     --*
  Issued as reinvestment of dividends.......................      --*          1          --*          1
  Redeemed..................................................      (1)        (10)         --          --
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       4    $     39          --    $      1
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     (11)   $     17        (965)   $ (9,231)
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                   GEORGIA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED                YEAR ENDED
                                                                MARCH 31, 2001            MARCH 31, 2000
                                                              -------------------       -------------------
                                                              SHARES     DOLLARS        SHARES     DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,378     $ 25,106        3,074     $ 32,266
  Issued as reinvestment of dividends.......................       1           12            2           20
  Redeemed..................................................  (2,246)     (23,542)      (3,437)     (36,098)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................     133     $  1,576         (361)    $ (3,812)
                                                              ======     ========       ======     ========
INVESTOR A SHARES:
  Sold......................................................     156     $  1,665          153     $  1,558
  Issued as reinvestment of dividends.......................      42          441           57          644
  Redeemed..................................................    (372)      (3,917)        (737)      (7,745)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................    (174)    $ (1,811)        (527)    $ (5,543)
                                                              ======     ========       ======     ========
INVESTOR B SHARES:
  Sold......................................................      14     $    153           40     $    420
  Issued as reinvestment of dividends.......................       9           87           10          117
  Redeemed..................................................     (51)        (536)        (156)      (1,645)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................     (28)    $   (296)        (106)    $ (1,108)
                                                              ======     ========       ======     ========
INVESTOR C SHARES:
  Sold......................................................      --*    $     --*           2     $     19
  Issued as reinvestment of dividends.......................       3           28            2           29
  Redeemed..................................................      (5)         (50)         (12)        (127)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................      (2)    $    (22)          (8)    $    (79)
                                                              ======     ========       ======     ========
  Total net increase/(decrease).............................     (71)    $   (553)      (1,002)    $(10,542)
                                                              ======     ========       ======     ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 246

NATIONS FUNDS

                                                                        GEORGIA MUNICIPAL BOND
                                                                  YEAR ENDED               YEAR ENDED
                                                                MARCH 31, 2001           MARCH 31, 2000
                                                              ------------------       ------------------
                                                              SHARES     DOLLARS       SHARES     DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    638      $ 6,134       1,360      $12,830
  Issued as reinvestment of dividends.......................     --*          --*         --*          --*
  Redeemed..................................................   (270)      (2,608)       (950)      (8,918)
                                                               ----      -------       -----      -------
  Net increase/(decrease)...................................    368      $ 3,526         410      $ 3,912
                                                               ====      =======       =====      =======
INVESTOR A SHARES:
  Sold......................................................     67      $   662           7      $    57
  Issued as reinvestment of dividends.......................      8           81           9           95
  Redeemed..................................................    (91)        (896)        (80)        (773)
                                                               ----      -------       -----      -------
  Net increase/(decrease)...................................    (16)     $  (153)        (64)     $  (621)
                                                               ====      =======       =====      =======
INVESTOR B SHARES:
  Sold......................................................     24      $   227         158      $ 1,533
  Issued as reinvestment of dividends.......................     21          207          23          240
  Redeemed..................................................   (208)      (2,028)       (224)      (2,153)
                                                               ----      -------       -----      -------
  Net increase/(decrease)...................................   (163)     $(1,594)        (43)     $  (380)
                                                               ====      =======       =====      =======
INVESTOR C SHARES:
  Sold......................................................     --*     $    --*          6      $    58
  Issued as reinvestment of dividends.......................     --*           1          --*          --*
  Redeemed..................................................     (1)          (6)         --*          (2)
                                                               ----      -------       -----      -------
  Net increase/(decrease)...................................     (1)     $    (5)          6      $    56
                                                               ====      =======       =====      =======
  Total net increase/(decrease).............................    188      $ 1,774         309      $ 2,967
                                                               ====      =======       =====      =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                               KANSAS MUNICIPAL
                                                                    INCOME
                                                                 PERIOD ENDED
                                                                MARCH 31, 2001
                                                              -------------------
                                                              SHARES     DOLLARS
                                                              -------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................  12,800     $ 10,035
  Issued in exchange for assets of Bank of America
    Common Trust Kansas Tax Exempt Fund (Note 8)............     121      118,623
  Issued as reinvestment of dividends.......................      13          130
  Redeemed..................................................  (2,166)     (22,067)
                                                              ------     --------
  Net increase/(decrease)...................................  10,768     $106,721
                                                              ======     ========
INVESTOR A SHARES:+
  Sold......................................................     220     $  2,210
  Issued as reinvestment of dividends.......................       2           22
  Redeemed..................................................    (160)      (1,630)
                                                              ------     --------
  Net increase/(decrease)...................................      62     $    602
                                                              ======     ========
INVESTOR B SHARES:+
  Sold......................................................      25     $    250
  Issued as reinvestment of dividends.......................       1            5
  Redeemed..................................................      --           --*
                                                              ------     --------
  Net increase/(decrease)...................................      26     $    255
                                                              ======     ========
  Total net increase/(decrease).............................  10,856     $107,578
                                                              ======     ========

---------------

+ Kansas Municipal Income Primary A, Investor A and Investor B Shares commenced operations on July 17, 2000, August 14, 2000 and August 29, 2000, respectively.

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 248

NATIONS FUNDS

                                                                 MARYLAND INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2001          MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,696    $ 28,779       3,481    $ 37,328
  Issued as reinvestment of dividends.......................       9          96          10         117
  Redeemed..................................................  (2,495)    (26,799)     (4,062)    (43,475)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     210    $  2,076        (571)   $ (6,030)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     252    $  2,681         268    $  2,813
  Issued as reinvestment of dividends.......................      52         559          46         538
  Redeemed..................................................    (271)     (2,892)       (309)     (3,297)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      33    $    348           5    $     54
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      14    $    152          70    $    745
  Issued as reinvestment of dividends.......................      15         162          16         184
  Redeemed..................................................     (99)     (1,063)        (92)       (978)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (70)   $   (749)         (6)   $    (49)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      10    $    113          --*   $      3
  Issued as reinvestment of dividends.......................       1           9           1          14
  Redeemed..................................................     (15)       (168)        (20)       (220)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      (4)   $    (46)        (19)   $   (203)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     169    $  1,629        (591)   $ (6,228)
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      MARYLAND MUNICIPAL BOND
                                                                 YEAR ENDED             YEAR ENDED
                                                               MARCH 31, 2001         MARCH 31, 2000
                                                              -----------------      -----------------
                                                              SHARES    DOLLARS      SHARES    DOLLARS
                                                              ----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    508     $ 4,964        660     $ 6,376
  Issued as reinvestment of dividends.......................     --*          2         --*          3
  Redeemed..................................................   (365)     (3,531)      (520)     (4,995)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    143     $ 1,435        140     $ 1,384
                                                               ====     =======       ====     =======
INVESTOR A SHARES:
  Sold......................................................     90     $   884         24     $   225
  Issued as reinvestment of dividends.......................      8          75          6          59
  Redeemed..................................................    (19)       (184)       (18)       (171)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     79     $   775         12     $   113
                                                               ====     =======       ====     =======
INVESTOR B SHARES:
  Sold......................................................    200     $ 1,957        318     $ 3,045
  Issued as reinvestment of dividends.......................     45         443         41         424
  Redeemed..................................................   (257)     (2,513)      (291)     (2,790)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    (12)    $  (113)        68     $   679
                                                               ====     =======       ====     =======
INVESTOR C SHARES:
  Sold......................................................      4     $    40         22     $   210
  Issued as reinvestment of dividends.......................      1           8         --*          6
  Redeemed..................................................     --          --*        --          --
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................      5     $    48         22     $   216
                                                               ====     =======       ====     =======
  Total net increase/(decrease).............................    215     $ 2,145        242     $ 2,392
                                                               ====     =======       ====     =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 250

NATIONS FUNDS

                                                              NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2001          MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,754    $ 28,334       4,170    $ 42,798
  Issued as reinvestment of dividends.......................      17         173          27         295
  Redeemed..................................................  (2,951)    (30,411)     (5,060)    (51,949)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (180)   $ (1,904)       (863)   $ (8,856)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     239    $  2,454         102    $  1,032
  Issued as reinvestment of dividends.......................      30         308          32         359
  Redeemed..................................................    (241)     (2,499)       (129)     (1,337)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      28    $    263           5    $     54
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      14    $    151          10    $     88
  Issued as reinvestment of dividends.......................      14         144          15         172
  Redeemed..................................................     (41)       (427)       (138)     (1,421)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (13)   $   (132)       (113)   $ (1,161)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       2    $     15          --*   $     --*
  Issued as reinvestment of dividends.......................      --*          3          --*          3
  Redeemed..................................................      (3)        (29)         (2)        (20)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      (1)   $    (11)         (2)   $    (17)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (166)   $ (1,784)       (973)   $ (9,980)
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     NORTH CAROLINA MUNICIPAL BOND
                                                                  YEAR ENDED               YEAR ENDED
                                                                MARCH 31, 2001           MARCH 31, 2000
                                                              ------------------       -------------------
                                                              SHARES     DOLLARS       SHARES     DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    685      $ 6,614        1,951     $ 18,576
  Issued as reinvestment of dividends.......................     --*          --*          --*          --*
  Redeemed..................................................   (355)      (3,397)      (1,699)     (16,015)
                                                               ----      -------       ------     --------
  Net increase/(decrease)...................................    330      $ 3,217          252     $  2,561
                                                               ====      =======       ======     ========
INVESTOR A SHARES:
  Sold......................................................    131      $ 1,274           96     $    907
  Issued as reinvestment of dividends.......................      8           75            3           37
  Redeemed..................................................    (21)        (203)         (41)        (392)
                                                               ----      -------       ------     --------
  Net increase/(decrease)...................................    118      $ 1,146           58     $    552
                                                               ====      =======       ======     ========
INVESTOR B SHARES:
  Sold......................................................     89      $   874          209     $  1,979
  Issued as reinvestment of dividends.......................     51          494           63          655
  Redeemed..................................................   (564)      (5,438)        (596)      (5,677)
                                                               ----      -------       ------     --------
  Net increase/(decrease)...................................   (424)     $(4,070)        (324)    $ (3,043)
                                                               ====      =======       ======     ========
INVESTOR C SHARES:
  Sold......................................................      3      $    29            5     $     50
  Issued as reinvestment of dividends.......................     --*           2           --*          --*
  Redeemed..................................................     --           --*          --*          --*
                                                               ----      -------       ------     --------
  Net increase/(decrease)...................................      3      $    31            5     $     50
                                                               ====      =======       ======     ========
  Total net increase/(decrease).............................     27      $   324           (9)    $    120
                                                               ====      =======       ======     ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 252

NATIONS FUNDS

                                                               SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED               YEAR ENDED
                                                                MARCH 31, 2001           MARCH 31, 2000
                                                              ------------------       -------------------
                                                              SHARES     DOLLARS       SHARES     DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,272     $33,974        5,584     $ 57,593
  Issued as reinvestment of dividends.......................       8          80           12          121
  Redeemed..................................................  (2,787)    (28,918)      (7,813)     (80,572)
                                                              ------     -------       ------     --------
  Net increase/(decrease)...................................     493     $ 5,136       (2,217)    $(22,858)
                                                              ======     =======       ======     ========
INVESTOR A SHARES:
  Sold......................................................     423     $ 4,461          380     $  4,012
  Issued as reinvestment of dividends.......................      26         270           36          394
  Redeemed..................................................    (412)     (4,234)        (457)      (4,743)
                                                              ------     -------       ------     --------
  Net increase/(decrease)...................................      37     $   497          (41)    $   (337)
                                                              ======     =======       ======     ========
INVESTOR B SHARES:
  Sold......................................................      15     $   160          101     $  1,047
  Issued as reinvestment of dividends.......................      16         161           19          209
  Redeemed..................................................     (77)       (798)        (200)      (2,051)
                                                              ------     -------       ------     --------
  Net increase/(decrease)...................................     (46)    $  (477)         (80)    $   (795)
                                                              ======     =======       ======     ========
INVESTOR C SHARES:
  Sold......................................................      71     $   753           88     $    910
  Issued as reinvestment of dividends.......................       6          61            8           94
  Redeemed..................................................    (141)     (1,467)        (115)      (1,190)
                                                              ------     -------       ------     --------
  Net increase/(decrease)...................................     (64)    $  (653)         (19)    $   (186)
                                                              ======     =======       ======     ========
  Total net increase/(decrease).............................     420     $ 4,503       (2,357)    $(24,176)
                                                              ======     =======       ======     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        SOUTH CAROLINA MUNICIPAL BOND
                                                                   YEAR ENDED                  YEAR ENDED
                                                                 MARCH 31, 2001              MARCH 31, 2000
                                                              ---------------------       ---------------------
                                                              SHARES       DOLLARS        SHARES       DOLLARS
                                                              -------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,356       $ 23,820        4,537       $ 43,900
  Issued as reinvestment of dividends.......................       1              8           --             --
  Redeemed..................................................  (2,794)       (28,185)      (2,827)       (27,069)
                                                              ------       --------       ------       --------
  Net increase/(decrease)...................................    (437)      $ (4,357)       1,710       $ 16,831
                                                              ======       ========       ======       ========
INVESTOR A SHARES:
  Sold......................................................      66       $    674           52       $    502
  Issued as reinvestment of dividends.......................       4             36            4             44
  Redeemed..................................................     (60)          (608)         (66)          (633)
                                                              ------       --------       ------       --------
  Net increase/(decrease)...................................      10       $    102          (10)      $    (87)
                                                              ======       ========       ======       ========
INVESTOR B SHARES:
  Sold......................................................      31       $    306           28       $    254
  Issued as reinvestment of dividends.......................      22            217           24            258
  Redeemed..................................................    (164)        (1,621)        (191)        (1,860)
                                                              ------       --------       ------       --------
  Net increase/(decrease)...................................    (111)      $ (1,098)        (139)      $ (1,348)
                                                              ======       ========       ======       ========
INVESTOR C SHARES:
  Sold......................................................      --       $     --           --*      $     --*
  Issued as reinvestment of dividends.......................      --*             2           --*             2
  Redeemed..................................................      --             --           (3)           (33)
                                                              ------       --------       ------       --------
  Net increase/(decrease)...................................      --       $      2           (3)      $    (31)
                                                              ======       ========       ======       ========
  Total net increase/(decrease).............................    (538)      $ (5,351)       1,558       $ 15,365
                                                              ======       ========       ======       ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 254

NATIONS FUNDS

                                                                 TENNESSEE INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED               YEAR ENDED
                                                                MARCH 31, 2001           MARCH 31, 2000
                                                              ------------------       ------------------
                                                              SHARES     DOLLARS       SHARES     DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    462      $ 4,633         654      $ 6,566
  Issued as reinvestment of dividends.......................     10          105           9          104
  Redeemed..................................................   (519)      (5,222)       (952)      (9,529)
                                                               ----      -------        ----      -------
  Net increase/(decrease)...................................    (47)     $  (484)       (289)     $(2,859)
                                                               ====      =======        ====      =======
INVESTOR A SHARES:
  Sold......................................................     49      $   486          50      $   485
  Issued as reinvestment of dividends.......................     30          307          28          306
  Redeemed..................................................    (99)      (1,000)       (174)      (1,746)
                                                               ----      -------        ----      -------
  Net increase/(decrease)...................................    (20)     $  (207)        (96)     $  (955)
                                                               ====      =======        ====      =======
INVESTOR B SHARES:
  Sold......................................................      1      $     5           9      $    87
  Issued as reinvestment of dividends.......................      4           42           7           81
  Redeemed..................................................    (45)        (446)       (124)      (1,235)
                                                               ----      -------        ----      -------
  Net increase/(decrease)...................................    (40)     $  (399)       (108)     $(1,067)
                                                               ====      =======        ====      =======
INVESTOR C SHARES:
  Sold......................................................     --      $    --          --*     $    --*
  Issued as reinvestment of dividends.......................     --*          --*         --*          --*
  Redeemed..................................................     --           --*         (3)         (30)
                                                               ----      -------        ----      -------
  Net increase/(decrease)...................................     --      $    --          (3)     $   (30)
                                                               ====      =======        ====      =======
  Total net increase/(decrease).............................   (107)     $(1,090)       (496)     $(4,911)
                                                               ====      =======        ====      =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                       TENNESSEE MUNICIPAL BOND
                                                                  YEAR ENDED               YEAR ENDED
                                                                MARCH 31, 2001           MARCH 31, 2000
                                                              ------------------       ------------------
                                                              SHARES     DOLLARS       SHARES     DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     91      $   896         289      $ 2,781
  Issued as reinvestment of dividends.......................     --*          --*         --*          --*
  Redeemed..................................................   (158)      (1,530)       (320)      (3,071)
                                                               ----      -------        ----      -------
  Net increase/(decrease)...................................    (67)     $  (634)        (31)     $  (290)
                                                               ====      =======        ====      =======
INVESTOR A SHARES:
  Sold......................................................     74      $   724          93      $   902
  Issued as reinvestment of dividends.......................      2           17           2           19
  Redeemed..................................................    (50)        (480)         (2)         (18)
                                                               ----      -------        ----      -------
  Net increase/(decrease)...................................     26      $   261          93      $   903
                                                               ====      =======        ====      =======
INVESTOR B SHARES:
  Sold......................................................     --*     $     2          13      $   121
  Issued as reinvestment of dividends.......................     12          116          13          134
  Redeemed..................................................    (62)        (609)        (71)        (693)
                                                               ----      -------        ----      -------
  Net increase/(decrease)...................................    (50)     $  (491)        (45)     $  (438)
                                                               ====      =======        ====      =======
INVESTOR C SHARES:
  Sold......................................................      1      $     6           8      $    75
  Issued as reinvestment of dividends.......................      1            6          --*           4
  Redeemed..................................................     --           --*         --           --*
                                                               ----      -------        ----      -------
  Net increase/(decrease)...................................      2      $    12           8      $    79
                                                               ====      =======        ====      =======
  Total net increase/(decrease).............................    (89)     $  (852)         25      $   254
                                                               ====      =======        ====      =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 256

NATIONS FUNDS

                                                                  TEXAS INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2001          MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,653    $ 26,811       4,248    $ 43,022
  Issued as reinvestment of dividends.......................       2          16           3          19
  Redeemed..................................................  (7,563)    (75,991)     (8,955)    (90,193)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (4,908)   $(49,164)     (4,704)   $(47,152)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     389    $  3,924         156    $  1,583
  Issued as reinvestment of dividends.......................       7          75           8          82
  Redeemed..................................................    (584)     (5,851)       (215)     (2,175)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (188)   $ (1,852)        (51)   $   (510)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      15    $    159           5    $     52
  Issued as reinvestment of dividends.......................       6          60           5          60
  Redeemed..................................................     (14)       (150)        (14)       (142)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       7    $     69          (4)   $    (30)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      --    $     --          --*   $     --*
  Issued as reinvestment of dividends.......................      --*         --*         --*         --*
  Redeemed..................................................      --          --*         --*         --*
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      --    $     --          --*   $     --*
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (5,089)   $(50,947)     (4,759)   $(47,692)
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        TEXAS MUNICIPAL BOND
                                                                 YEAR ENDED             YEAR ENDED
                                                               MARCH 31, 2001         MARCH 31, 2000
                                                              -----------------      -----------------
                                                              SHARES    DOLLARS      SHARES    DOLLARS
                                                              ----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    140     $ 1,364        157     $ 1,477
  Issued as reinvestment of dividends.......................     --*         --*        --*         --*
  Redeemed..................................................   (144)     (1,397)      (263)     (2,523)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     (4)    $   (33)      (106)    $(1,046)
                                                               ====     =======       ====     =======
INVESTOR A SHARES:
  Sold......................................................     --*    $    --*         9     $    84
  Issued as reinvestment of dividends.......................     --*          2         --*          4
  Redeemed..................................................     (1)        (12)       (14)       (135)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     (1)    $   (10)        (5)    $   (47)
                                                               ====     =======       ====     =======
INVESTOR B SHARES:
  Sold......................................................     14     $   133          7     $    60
  Issued as reinvestment of dividends.......................     12         115         15         152
  Redeemed..................................................    (97)       (944)      (115)     (1,094)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    (71)    $  (696)       (93)    $  (882)
                                                               ====     =======       ====     =======
INVESTOR C SHARES:
  Sold......................................................     --     $    --         --*    $     1
  Issued as reinvestment of dividends.......................     --*          4         --*          3
  Redeemed..................................................     --*         (1)        --          --*
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     --     $     3         --*    $     4
                                                               ====     =======       ====     =======
  Total net increase/(decrease).............................    (76)    $  (736)      (204)    $(1,971)
                                                               ====     =======       ====     =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 258

NATIONS FUNDS

                                                                 VIRGINIA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2001          MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   6,077    $ 64,610       6,760    $ 71,512
  Issued as reinvestment of dividends.......................       8          84           7          78
  Redeemed..................................................  (4,706)    (50,317)     (5,701)    (60,355)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,379    $ 14,377       1,066    $ 11,235
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     141    $  1,487          96    $    905
  Issued as reinvestment of dividends.......................     121       1,289         123       1,420
  Redeemed..................................................    (705)     (7,465)       (945)    (10,105)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (443)   $ (4,689)       (726)   $ (7,780)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      17    $    186          81    $    838
  Issued as reinvestment of dividends.......................      21         225          22         256
  Redeemed..................................................     (91)       (966)       (177)     (1,882)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (53)   $   (555)        (74)   $   (788)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      15    $    159          19    $    191
  Issued as reinvestment of dividends.......................       2          24           2          28
  Redeemed..................................................     (14)       (151)        (49)       (518)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       3    $     32         (28)   $   (299)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     886    $  9,165         238    $  2,368
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      VIRGINIA MUNICIPAL BOND
                                                                 YEAR ENDED             YEAR ENDED
                                                               MARCH 31, 2001         MARCH 31, 2000
                                                              -----------------      -----------------
                                                              SHARES    DOLLARS      SHARES    DOLLARS
                                                              ----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    581     $ 5,576      1,000     $ 9,458
  Issued as reinvestment of dividends.......................     --          --         --*          2
  Redeemed..................................................   (310)     (2,956)      (568)     (5,336)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    271     $ 2,620        432     $ 4,124
                                                               ====     =======       ====     =======
INVESTOR A SHARES:
  Sold......................................................     58     $   551         48     $   460
  Issued as reinvestment of dividends.......................      2          17          2          15
  Redeemed..................................................    (18)       (170)       (84)       (802)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     42     $   398        (34)    $  (327)
                                                               ====     =======       ====     =======
INVESTOR B SHARES:
  Sold......................................................     53     $   511         50     $   479
  Issued as reinvestment of dividends.......................     29         278         31         296
  Redeemed..................................................   (130)     (1,243)      (310)     (2,936)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    (48)    $  (454)      (229)    $(2,161)
                                                               ====     =======       ====     =======
INVESTOR C SHARES:
  Sold......................................................      5     $    50         --*    $    --*
  Issued as reinvestment of dividends.......................     --*         --*        --*         --*
  Redeemed..................................................     --          --*        --          --
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................      5     $    50         --*    $    --*
                                                               ====     =======       ====     =======
  Total net increase/(decrease).............................    270     $ 2,614        169     $ 1,636
                                                               ====     =======       ====     =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 260

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year.


                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                     OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INCOME
PRIMARY A SHARES
Year ended 3/31/2001#...........................     $ 9.94          $0.44            $ 0.20             $0.64           $(0.44)
Year ended 3/31/2000#...........................      10.10           0.41             (0.16)             0.25            (0.41)
Year ended 3/31/1999#...........................      10.05           0.41              0.05              0.46            (0.41)
Year ended 3/31/1998............................       9.95           0.42              0.10              0.52            (0.42)
Year ended 3/31/1997............................       9.98           0.44             (0.03)             0.41            (0.44)
INVESTOR A SHARES
Year ended 3/31/2001#...........................     $ 9.94          $0.41            $ 0.21             $0.62           $(0.42)
Year ended 3/31/2000#...........................      10.10           0.39             (0.16)             0.23            (0.39)
Year ended 3/31/1999#...........................      10.05           0.39              0.05              0.44            (0.39)
Year ended 3/31/1998............................       9.95           0.40              0.10              0.50            (0.40)
Year ended 3/31/1997............................       9.98           0.42             (0.03)             0.39            (0.42)
INVESTOR B SHARES
Year ended 3/31/2001#...........................     $ 9.94          $0.34            $ 0.20             $0.54           $(0.34)
Year ended 3/31/2000#...........................      10.10           0.36             (0.16)             0.20            (0.36)
Year ended 3/31/1999#...........................      10.05           0.38              0.05              0.43            (0.38)
Year ended 3/31/1998............................       9.95           0.39              0.10              0.49            (0.39)
Year ended 3/31/1997............................       9.98           0.40             (0.03)             0.37            (0.40)
INVESTOR C SHARES
Year ended 3/31/2001#...........................     $ 9.94          $0.34            $ 0.20             $0.54           $(0.34)
Year ended 3/31/2000#...........................      10.10           0.32             (0.16)             0.16            (0.32)
Year ended 3/31/1999#...........................      10.05           0.40              0.02              0.42            (0.37)
Year ended 3/31/1998............................       9.95           0.39              0.10              0.49            (0.39)
Year ended 3/31/1997............................       9.98           0.40             (0.03)             0.37            (0.40)

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 262

NATIONS FUNDS

                                                                                 WITHOUT WAIVERS
                                                                                 AND/OR EXPENSE
                                                                                 REIMBURSEMENTS
                                                                                 ---------------
                                       RATIO OF        RATIO OF                     RATIO OF
                         NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
 NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
   VALUE       TOTAL        YEAR      AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
END OF YEAR   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------
  $10.14        6.61%     $105,004       0.40%(a)        4.41%          38%           0.66%
    9.94        2.58        94,393       0.40(a)         4.16           90            0.77
   10.10        4.71        79,002       0.40(a)         4.11           53            0.80
   10.05        5.33        70,740       0.40(a)         4.17           94            0.77
    9.95        4.15        61,072       0.40(a)         4.36           80            0.84
  $10.14        6.34%     $ 23,613       0.65%(a)        4.16%          38%           0.91%
    9.94        2.35        22,415       0.63(a)         3.93           90            1.02
   10.10        4.50        35,805       0.60(a)         3.91           53            1.05
   10.05        5.12        23,580       0.60(a)         3.97           94            0.97
    9.95        3.96         8,417       0.60(a)         4.16           80            1.04
  $10.14        5.56%     $  3,463       1.40%(a)        3.41%          38%           1.66%
    9.94        1.99         7,030       0.94(a)         3.62           90            1.77
   10.10        4.34        13,931       0.75(a)         3.76           53            1.80
   10.05        4.96        13,753       0.75(a)         3.82           94            1.12
    9.95        3.78        10,655       0.75(a)         4.01           80            1.19
  $10.14        5.55%     $  1,417       1.40%(a)        3.41%          38%           1.66%
    9.94        1.57         1,616       1.40(a)         3.16           90            1.77
   10.10        4.29         2,583       0.83(a)         3.68           53            1.80
   10.05        4.99         1,388       0.75(a)         3.82           94            1.12
    9.95        3.79         1,080       0.75(a)         4.01           80            1.19

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS (CONTINUED)
For a share outstanding throughout each year.


                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                    OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001...........     $ 9.78          $0.47            $ 0.37            $ 0.84           $(0.47)        $   --
Year ended 3/31/2000#..........      10.30           0.47             (0.50)            (0.03)           (0.47)         (0.02)
Year ended 3/31/1999...........      10.30           0.47              0.07              0.54            (0.47)         (0.07)
Year ended 3/31/1998...........      10.01           0.48              0.33              0.81            (0.48)         (0.04)
Year ended 3/31/1997...........      10.03           0.48             (0.02)             0.46            (0.48)            --
INVESTOR A SHARES
Year ended 3/31/2001...........     $ 9.78          $0.46            $ 0.36            $ 0.82           $(0.45)        $   --
Year ended 3/31/2000#..........      10.30           0.45             (0.50)            (0.05)           (0.45)         (0.02)
Year ended 3/31/1999...........      10.30           0.45              0.07              0.52            (0.45)         (0.07)
Year ended 3/31/1998...........      10.01           0.46              0.33              0.79            (0.46)         (0.04)
Year ended 3/31/1997...........      10.03           0.46             (0.02)             0.44            (0.46)            --
INVESTOR B SHARES
Year ended 3/31/2001...........     $ 9.78          $0.37            $ 0.37            $ 0.74           $(0.37)        $   --
Year ended 3/31/2000#..........      10.30           0.38             (0.50)            (0.12)           (0.38)         (0.02)
Year ended 3/31/1999...........      10.30           0.39              0.07              0.46            (0.39)         (0.07)
Year ended 3/31/1998...........      10.01           0.41              0.33              0.74            (0.41)         (0.04)
Year ended 3/31/1997...........      10.03           0.43             (0.02)             0.41            (0.43)            --
INVESTOR C SHARES
Year ended 3/31/2001...........     $ 9.78          $0.37            $ 0.38            $ 0.75           $(0.37)        $   --
Year ended 3/31/2000#..........      10.30           0.38             (0.50)            (0.12)           (0.38)         (0.02)
Year ended 3/31/1999...........      10.30           0.40              0.09              0.49            (0.42)         (0.07)
Year ended 3/31/1998...........      10.01           0.42              0.33              0.75            (0.42)         (0.04)
Year ended 3/31/1997...........      10.03           0.43             (0.02)             0.41            (0.43)            --

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 264

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                       RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS      NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND           VALUE       TOTAL        YEAR      AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF YEAR   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------
   $(0.47)        $10.15        8.81%    $1,196,121      0.50%(a)        4.73%          17%           0.68%
    (0.49)          9.78       (0.27)       849,966      0.50(a)         4.75           30            0.70
    (0.54)         10.30        5.33        918,367      0.50(a)         4.55           40            0.68
    (0.52)         10.30        8.20        867,154      0.50(a)         4.65           47            0.74
    (0.48)         10.01        4.63        108,204      0.50(a)         4.74           21            0.81
   $(0.45)        $10.15        8.54%    $   20,728      0.75%(a)        4.48%          17%           0.93%
    (0.47)          9.78       (0.49)        19,782      0.73(a)         4.52           30            0.95
    (0.52)         10.30        5.12         16,149      0.70(a)         4.35           40            0.93
    (0.50)         10.30        7.99          6,487      0.70(a)         4.45           47            0.94
    (0.46)         10.01        4.42          2,067      0.70(a)         4.54           21            1.01
   $(0.37)        $10.15        7.74%    $    2,563      1.50%(a)        3.73%          17%           1.68%
    (0.40)          9.78       (1.18)         2,733      1.42(a)         3.83           30            1.70
    (0.46)         10.30        4.49          2,556      1.30(a)         3.75           40            1.68
    (0.45)         10.30        7.50          2,023      1.20(a)         3.95           47            1.44
    (0.43)         10.01        4.12          1,481      1.00(a)         4.24           21            1.31
   $(0.37)        $10.16        7.84%    $      528      1.50%(a)        3.73%          17%           1.68%
    (0.40)          9.78       (1.19)           539      1.50(a)         3.75           30            1.70
    (0.49)         10.30        4.80          1,511      1.21(a)         3.84           40            1.68
    (0.46)         10.30        7.62          1,590      1.20(a)         3.95           47            1.44
    (0.43)         10.01        4.11            756      1.00(a)         4.24           21            1.31

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                    OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
MUNICIPAL INCOME
PRIMARY A SHARES
Year ended 3/31/2001#..........     $10.69          $0.56            $ 0.45            $ 1.01           $(0.56)        $   --
Year ended 3/31/2000#..........      11.48           0.54             (0.78)            (0.24)           (0.54)         (0.01)
Year ended 3/31/1999...........      11.46           0.54              0.07              0.61            (0.54)         (0.05)
Year ended 3/31/1998...........      10.89           0.57              0.62              1.19            (0.57)         (0.05)
Year ended 3/31/1997...........      10.84           0.59              0.05              0.64            (0.59)            --
INVESTOR A SHARES
Year ended 3/31/2001#..........     $10.68          $0.53            $ 0.46            $ 0.99           $(0.53)        $   --
Year ended 3/31/2000#..........      11.48           0.52             (0.79)            (0.27)           (0.52)         (0.01)
Year ended 3/31/1999...........      11.46           0.52              0.07              0.59            (0.52)         (0.05)
Year ended 3/31/1998...........      10.89           0.54              0.62              1.16            (0.54)         (0.05)
Year ended 3/31/1997...........      10.84           0.57              0.05              0.62            (0.57)            --
INVESTOR B SHARES
Year ended 3/31/2001#..........     $10.69          $0.45            $ 0.44            $ 0.89           $(0.45)        $   --
Year ended 3/31/2000#..........      11.48           0.44             (0.78)            (0.34)           (0.44)         (0.01)
Year ended 3/31/1999...........      11.46           0.44              0.08              0.52            (0.45)         (0.05)
Year ended 3/31/1998...........      10.89           0.48              0.62              1.10            (0.48)         (0.05)
Year ended 3/31/1997...........      10.84           0.51              0.05              0.56            (0.51)            --
INVESTOR C SHARES
Year ended 3/31/2001#..........     $10.69          $0.45            $ 0.45            $ 0.90           $(0.45)        $   --
Year ended 3/31/2000#..........      11.48           0.44             (0.78)            (0.34)           (0.44)         (0.01)
Year ended 3/31/1999...........      11.46           0.46              0.07              0.53            (0.46)         (0.05)
Year ended 3/31/1998...........      10.89           0.49              0.62              1.11            (0.49)         (0.05)
Year ended 3/31/1997...........      10.84           0.53              0.05              0.58            (0.53)            --

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 266

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                       RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS      NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND           VALUE       TOTAL        YEAR      AVERAGE NET   TO AVERAGE NET   TURNOVER        AVERAGE
DISTRIBUTIONS   END OF YEAR   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------
   $(0.56)        $11.14        9.80%     $881,611       0.60%(a)        5.13%          18%           0.79%
    (0.55)         10.69       (2.08)      552,650       0.60(a)         4.99           36            0.82
    (0.59)         11.48        5.42       635,629       0.60(a)         4.71           11            0.80
    (0.62)         11.46       11.12       456,485       0.60(a)         4.97           38            0.84
    (0.59)         10.89        6.03        77,260       0.60(a)         5.41           25            0.91
   $(0.53)        $11.14        9.55%     $ 38,591       0.83%(a)        4.90%          18%           1.04%
    (0.53)         10.68       (2.28)       35,937       0.83(a)         4.76           36            1.07
    (0.57)         11.48        5.21        28,625       0.80(a)         4.51           11            1.05
    (0.59)         11.46       10.89        19,226       0.80(a)         4.77           38            1.04
    (0.57)         10.89        5.82        15,075       0.80(a)         5.21           25            1.11
   $(0.45)        $11.13        8.62%     $  8,930       1.60%(a)        4.13%          18%           1.79%
    (0.45)         10.69       (2.99)        8,795       1.53(a)         4.06           36            1.82
    (0.50)         11.48        4.53        13,810       1.45(a)         3.86           11            1.80
    (0.53)         11.46       10.23        15,383       1.42(a)         4.15           38            1.66
    (0.51)         10.89        5.24        14,615       1.35(a)         4.66           25            1.66
   $(0.45)        $11.14        8.71%     $  1,318       1.60%(a)        4.13%          18%           1.79%
    (0.45)         10.69       (3.03)        1,418       1.60(a)         3.99           36            1.82
    (0.51)         11.48        4.64         2,150       1.36(a)         3.95           11            1.80
    (0.54)         11.46       10.37         2,444       1.33(a)         4.24           38            1.57
    (0.53)         10.89        5.50         1,713       1.10(a)         4.91           25            1.41

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001#..........      $7.13          $0.37            $ 0.33            $ 0.70           $(0.36)        $(0.02)
Period ended 3/31/2000***......       7.51           0.30             (0.36)            (0.06)           (0.30)         (0.02)
INVESTOR A SHARES*
Year ended 3/31/2001#..........      $7.14          $0.35            $ 0.34            $ 0.69           $(0.34)        $(0.02)
Period ended 3/31/2000.........       7.50           0.31             (0.34)            (0.03)           (0.31)         (0.02)
Period ended 5/14/1999.........       7.60           0.07             (0.10)            (0.03)           (0.07)            --
Year ended 2/28/1999...........       7.64           0.34              0.10              0.44            (0.34)         (0.14)
Year ended 2/28/1998...........       7.35           0.35              0.29              0.64            (0.35)            --
Year ended 2/28/1997**.........       7.45           0.36             (0.05)             0.31            (0.36)         (0.05)
INVESTOR B SHARES*
Year ended 3/31/2001#..........      $7.14          $0.30            $ 0.34            $ 0.64           $(0.29)        $(0.02)
Period ended 3/31/2000.........       7.51           0.27             (0.35)            (0.08)           (0.27)         (0.02)
Period ended 5/14/1999.........       7.61           0.06             (0.10)            (0.04)           (0.06)            --
Period ended 2/28/1999***......       7.61           0.16              0.14              0.30            (0.16)         (0.14)
INVESTOR C SHARES
Year ended 3/31/2001#..........      $7.12          $0.30            $ 0.33            $ 0.63           $(0.29)        $(0.02)
Period ended 3/31/2000***......       7.31           0.19             (0.17)             0.02            (0.19)         (0.02)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Municipal Bond Fund A and B Shares, which were reorganized into the California Municipal Bond Investor A and Investor B Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, Inc. and its investment sub-adviser became Banc of America Capital Management, Inc.

 ** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

 *** California Municipal Bond Primary A, Investor B and Investor C Shares commenced operations on May 21, 1999, July 15, 1998 and July 29, 1999, respectively.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 268

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                         RATIO OF                  ---------------
                                                         RATIO OF          NET                        RATIO OF
    TOTAL                                  NET ASSETS    OPERATING      INVESTMENT                    OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET   TO AVERAGE NET   TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.38)          $7.45        10.05%     $ 37,285       0.60%(a)       5.04 %          20%          0.82 %
    (0.32)           7.13        (0.66)       21,654       0.60+(a)       4.70 +          34           0.79+

   $(0.36)          $7.47         9.93%     $149,282       0.83%(a)       4.81 %          20%          1.07 %
    (0.33)           7.14        (0.46)      157,672       0.80+(a)       4.50+           34           1.04+
    (0.07)           7.50        (0.42)      206,000       0.93+          4.40+            1           0.96+
    (0.48)           7.60         5.94       219,000       0.93           4.42            42           0.93
    (0.35)           7.64         9.18       214,000       0.90(b)        4.74            28           1.06(b)
    (0.41)           7.35         4.29       221,000       0.90(b)        4.88            34           1.10(b)

   $(0.31)          $7.47         9.15%     $  5,729       1.55%(a)       4.09 %          20%          1.82 %
    (0.29)           7.14        (1.16)        4,206       1.45+(a)       3.85+           34           1.79+
    (0.06)           7.51        (0.57)        3,000       1.66+          3.63+            1           1.69+
    (0.30)           7.61         4.09         2,000       1.70+(b)       3.67+           42           1.71+(b)

   $(0.31)          $7.44         8.97%     $  1,191       1.60%(a)       4.04 %          20%          1.82 %
    (0.21)           7.12         0.30           258       1.60+(a)       3.70+           34           1.79+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                     OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
FLORIDA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001............................     $10.34          $0.50            $ 0.37            $ 0.87           $(0.51)
Year ended 3/31/2000#...........................      10.79           0.50             (0.45)             0.05            (0.50)
Year ended 3/31/1999............................      10.77           0.50              0.02              0.52            (0.50)
Year ended 3/31/1998............................      10.40           0.50              0.37              0.87            (0.50)
Year ended 3/31/1997............................      10.46           0.49             (0.06)             0.43            (0.49)
INVESTOR A SHARES
Year ended 3/31/2001............................     $10.33          $0.48            $ 0.36            $ 0.84           $(0.48)
Year ended 3/31/2000#...........................      10.79           0.48             (0.46)             0.02            (0.48)
Year ended 3/31/1999............................      10.77           0.48              0.02              0.50            (0.48)
Year ended 3/31/1998............................      10.40           0.48              0.37              0.85            (0.48)
Year ended 3/31/1997............................      10.46           0.47             (0.06)             0.41            (0.47)
INVESTOR B SHARES
Year ended 3/31/2001............................     $10.34          $0.40            $ 0.36            $ 0.76           $(0.40)
Year ended 3/31/2000#...........................      10.79           0.41             (0.45)            (0.04)           (0.41)
Year ended 3/31/1999............................      10.77           0.42              0.02              0.44            (0.42)
Year ended 3/31/1998............................      10.40           0.43              0.37              0.80            (0.43)
Year ended 3/31/1997............................      10.46           0.44             (0.06)             0.38            (0.44)
INVESTOR C SHARES
Year ended 3/31/2001............................     $10.36          $0.40            $ 0.36            $ 0.76           $(0.40)
Year ended 3/31/2000#...........................      10.79           0.40             (0.43)            (0.03)           (0.40)
Year ended 3/31/1999............................      10.77           0.41              0.03              0.44            (0.42)
Year ended 3/31/1998#...........................      10.40           0.43              0.37              0.80            (0.43)
Year ended 3/31/1997............................      10.46           0.44             (0.06)             0.38            (0.44)

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 270

NATIONS FUNDS

                                                                               WITHOUT WAIVERS
                                                                               AND/OR EXPENSE
                                                                               REIMBURSEMENTS
                                                                               ---------------
                                     RATIO OF        RATIO OF                     RATIO OF
NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 END OF      TOTAL        YEAR      AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
  YEAR      RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------
 $10.70       8.59%     $240,441       0.50%(a)        4.82%            6%          0.71%
  10.34       0.54       207,704       0.50(a)         4.80            12           0.74
  10.79       4.95       234,530       0.50            4.65            14           0.72
  10.77       8.55       203,710       0.50(a)         4.74            13           0.76
  10.40       4.22        51,748       0.50(a)         4.72            16           0.81
 $10.69       8.33%     $  5,319       0.75%(a)        4.57%            6%          0.96%
  10.33       0.22         9,695       0.73(a)         4.57            12           0.99
  10.79       4.74        12,783       0.70            4.45            14           0.97
  10.77       8.34         7,205       0.70(a)         4.54            13           0.96
  10.40       4.01         2,142       0.70(a)         4.52            16           1.01
 $10.70       7.52%     $  4,429       1.50%(a)        3.82%            6%          1.71%
  10.34      (0.38)        4,639       1.41(a)         3.89            12           1.74
  10.79       4.11         5,090       1.30            3.85            14           1.72
  10.77       7.80         3,606       1.20(a)         4.04            13           1.46
  10.40       3.70         3,488       1.00(a)         4.22            16           1.31
 $10.72       7.49%     $    172       1.50%(a)        3.82%            6%          1.71%
  10.36      (0.26)          117       1.50(a)         3.80            12           1.74
  10.79       4.10         1,416       1.36            3.79            14           1.72
  10.77       7.80           188       1.20(a)         4.04            13           1.46
  10.40       3.71           272       1.00(a)         4.22            16           1.31

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                     OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001............................      $9.53          $0.48            $ 0.46            $ 0.94           $(0.48)
Year ended 3/31/2000............................       9.99           0.48             (0.46)             0.02            (0.48)
Year ended 3/31/1999............................       9.99           0.48              0.00              0.48            (0.48)
Year ended 3/31/1998............................       9.48           0.48              0.51              0.99            (0.48)
Year ended 3/31/1997............................       9.47           0.48              0.01              0.49            (0.48)
INVESTOR A SHARES
Year ended 3/31/2001............................      $9.53          $0.45            $ 0.46            $ 0.91           $(0.45)
Year ended 3/31/2000............................       9.99           0.46             (0.46)               --            (0.46)
Year ended 3/31/1999............................       9.99           0.46              0.00              0.46            (0.46)
Year ended 3/31/1998............................       9.48           0.46              0.51              0.97            (0.46)
Year ended 3/31/1997............................       9.47           0.46              0.01              0.47            (0.46)
INVESTOR B SHARES
Year ended 3/31/2001............................      $9.53          $0.38            $ 0.46            $ 0.84           $(0.38)
Year ended 3/31/2000............................       9.99           0.39             (0.46)            (0.07)           (0.39)
Year ended 3/31/1999............................       9.99           0.40              0.00              0.40            (0.40)
Year ended 3/31/1998............................       9.48           0.40              0.51              0.91            (0.40)
Year ended 3/31/1997............................       9.47           0.41              0.01              0.42            (0.41)
INVESTOR C SHARES
Year ended 3/31/2001............................      $9.53          $0.37            $ 0.46            $ 0.83           $(0.38)
Year ended 3/31/2000............................       9.99           0.38             (0.46)            (0.08)           (0.38)
Year ended 3/31/1999#...........................       9.99           0.37              0.03              0.40            (0.40)
Year ended 3/31/1998#...........................       9.48           0.41              0.51              0.92            (0.41)
Year ended 3/31/1997............................       9.47           0.44              0.01              0.45            (0.44)

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 272

NATIONS FUNDS

                                                                                                                  WITHOUT WAIVERS
                                                                                                                  AND/OR EXPENSE
                                                                                                                  REIMBURSEMENTS
                                                                                                                  ---------------
                                                                         RATIO OF     RATIO OF NET                   RATIO OF
    DISTRIBUTIONS       TOTAL       NET ASSET              NET ASSETS    OPERATING     INVESTMENT                    OPERATING
      FROM NET        DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
      REALIZED           AND         END OF      TOTAL        YEAR      AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
        GAINS       DISTRIBUTIONS     YEAR      RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
       $(0.01)         $(0.49)        $9.98      10.13%     $92,327        0.60%(a)       4.93%            7%          0.83%
           --           (0.48)         9.53       0.26       79,335        0.60(a)        4.98            18           0.86
           --           (0.48)         9.99       4.90       77,197        0.60(a)        4.80            16           0.85
           --           (0.48)         9.99      10.60       27,378        0.60(a)        4.85            19           0.90
           --           (0.48)         9.48       5.29       16,702        0.60(a)        5.07            23           0.93
       $(0.01)         $(0.46)        $9.98       9.86%     $45,034        0.85%(a)       4.68%            7%          1.08%
           --           (0.46)         9.53       0.04       49,439        0.83(a)        4.75            18           1.11
           --           (0.46)         9.99       4.69       65,373        0.80(a)        4.60            16           1.10
           --           (0.46)         9.99      10.38        2,027        0.80(a)        4.65            19           1.10
           --           (0.46)         9.48       5.09        1,781        0.80(a)        4.87            23           1.13
       $(0.01)         $(0.39)        $9.98       9.05%     $10,811        1.60%(a)       3.93%            7%          1.83%
           --           (0.39)         9.53      (0.67)      12,802        1.53(a)        4.05            18           1.86
           --           (0.40)         9.99       4.01       15,435        1.45(a)        3.95            16           1.85
           --           (0.40)         9.99       9.71       17,048        1.42(a)        4.03            19           1.72
           --           (0.41)         9.48       4.52       19,751        1.35(a)        4.32            23           1.68
       $(0.01)         $(0.39)        $9.97       8.92%     $    64        1.60%(a)       3.93%            7%          1.83%
           --           (0.38)         9.53      (0.73)          23        1.60(a)        3.98            18           1.86
           --           (0.40)         9.99       4.01           23        1.53(a)        3.87            16           1.85
           --           (0.41)         9.99       9.83            3        1.33(a)        4.12            19           1.63
           --           (0.44)         9.48       4.78           40        1.10(a)        4.57            23           1.43

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                     OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
GEORGIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001............................     $10.42          $0.51            $ 0.40            $ 0.91           $(0.51)
Year ended 3/31/2000............................      10.94           0.50             (0.51)            (0.01)           (0.50)
Year ended 3/31/1999............................      10.92           0.49              0.07              0.56            (0.50)
Year ended 3/31/1998............................      10.58           0.49              0.38              0.87            (0.49)
Year ended 3/31/1997............................      10.63           0.50             (0.05)             0.45            (0.50)
INVESTOR A SHARES
Year ended 3/31/2001............................     $10.42          $0.48            $ 0.40            $ 0.88           $(0.48)
Year ended 3/31/2000............................      10.94           0.48             (0.52)            (0.04)           (0.47)
Year ended 3/31/1999............................      10.92           0.47              0.06              0.53            (0.47)
Year ended 3/31/1998............................      10.58           0.47              0.38              0.85            (0.47)
Year ended 3/31/1997............................      10.63           0.48             (0.05)             0.43            (0.48)
INVESTOR B SHARES
Year ended 3/31/2001............................     $10.42          $0.40            $ 0.40            $ 0.80           $(0.40)
Year ended 3/31/2000............................      10.94           0.40             (0.51)            (0.11)           (0.40)
Year ended 3/31/1999............................      10.92           0.41              0.06              0.47            (0.41)
Year ended 3/31/1998............................      10.58           0.42              0.38              0.80            (0.42)
Year ended 3/31/1997............................      10.63           0.45             (0.05)             0.40            (0.45)
INVESTOR C SHARES
Year ended 3/31/2001............................     $10.42          $0.40            $ 0.40            $ 0.80           $(0.40)
Year ended 3/31/2000............................      10.94           0.39             (0.51)            (0.12)           (0.39)
Year ended 3/31/1999............................      10.92           0.41              0.05              0.46            (0.40)
Year ended 3/31/1998#...........................      10.58           0.42              0.38              0.80            (0.42)
Year ended 3/31/1997............................      10.63           0.45             (0.05)             0.40            (0.45)

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 274

NATIONS FUNDS

                                                                                                                     WITHOUT WAIVERS
                                                                                                                     AND/OR EXPENSE
                                                                                                                     REIMBURSEMENTS
                                                                                                                     ---------------
                                                                           RATIO OF        RATIO OF                     RATIO OF
    DISTRIBUTIONS       TOTAL                                NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
      FROM NET        DIVIDENDS      NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
      REALIZED           AND           VALUE       TOTAL        YEAR      AVERAGE NET     TO AVERAGE     TURNOVER      AVERAGE NET
        GAINS       DISTRIBUTIONS   END OF YEAR   RETURN++     (000)        ASSETS        NET ASSETS       RATE          ASSETS
    --------------------------------------------------------------------------------------------------------------------------------
       $   --          $(0.51)        $10.82        8.93%     $128,158       0.50%(a)        4.80%          10%           0.73%
        (0.01)          (0.51)         10.42       (0.02)      121,948       0.50(a)         4.69           28            0.78
        (0.04)          (0.54)         10.94        5.20       132,016       0.50            4.51           14            0.73
        (0.04)          (0.53)         10.92        8.45       125,654       0.50            4.54           25            0.75
           --           (0.50)         10.58        4.33        43,470       0.50            4.72            9            0.80
       $   --          $(0.48)        $10.82        8.66%     $ 11,872       0.75%(a)        4.55%          10%           0.98%
        (0.01)          (0.48)         10.42       (0.27)       13,244       0.73(a)         4.46           28            1.03
        (0.04)          (0.51)         10.94        4.99        19,674       0.70            4.31           14            0.98
        (0.04)          (0.51)         10.92        8.24         9,446       0.70            4.34           25            0.95
           --           (0.48)         10.58        4.12         8,810       0.70            4.52            9            1.00
       $   --          $(0.40)        $10.82        7.85%     $  6,773       1.50%(a)        3.80%          10%           1.73%
        (0.01)          (0.41)         10.42       (0.96)        6,812       1.41(a)         3.78           28            1.78
        (0.04)          (0.45)         10.94        4.37         8,310       1.30            3.71           14            1.73
        (0.04)          (0.46)         10.92        7.70         7,378       1.20            3.84           25            1.45
           --           (0.45)         10.58        3.81         7,601       1.00            4.22            9            1.30
       $   --          $(0.40)        $10.82        7.96%     $    770       1.50%(a)        3.80%          10%           1.73%
        (0.01)          (0.40)         10.42       (1.13)          764       1.50(a)         3.69           28            1.78
        (0.04)          (0.44)         10.94        4.35           886       1.31            3.70           14            1.73
        (0.04)          (0.46)         10.92        7.70         1,034       1.20            3.84           25            1.45
           --           (0.45)         10.58        3.81         1,983       1.00            4.22            9            1.30

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                     OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001#...........................     $ 9.53          $0.47            $ 0.49            $ 0.96           $(0.47)
Year ended 3/31/2000............................      10.12           0.46             (0.59)            (0.13)           (0.46)
Year ended 3/31/1999............................      10.00           0.46              0.12              0.58            (0.46)
Year ended 3/31/1998............................       9.50           0.47              0.50              0.97            (0.47)
Year ended 3/31/1997............................       9.48           0.47              0.02              0.49            (0.47)
INVESTOR A SHARES
Year ended 3/31/2001#...........................     $ 9.53          $0.44            $ 0.50            $ 0.94           $(0.45)
Year ended 3/31/2000............................      10.12           0.43             (0.59)            (0.16)           (0.43)
Year ended 3/31/1999............................      10.00           0.44              0.12              0.56            (0.44)
Year ended 3/31/1998............................       9.50           0.45              0.50              0.95            (0.45)
Year ended 3/31/1997............................       9.48           0.45              0.02              0.47            (0.45)
INVESTOR B SHARES
Year ended 3/31/2001#...........................     $ 9.53          $0.38            $ 0.49            $ 0.87           $(0.38)
Year ended 3/31/2000............................      10.12           0.37             (0.59)            (0.22)           (0.37)
Year ended 3/31/1999............................      10.00           0.37              0.12              0.49            (0.37)
Year ended 3/31/1998............................       9.50           0.39              0.50              0.89            (0.39)
Year ended 3/31/1997............................       9.48           0.40              0.02              0.42            (0.40)
INVESTOR C SHARES
Year ended 3/31/2001#...........................     $ 9.53          $0.38            $ 0.49            $ 0.87           $(0.38)
Year ended 3/31/2000............................      10.12           0.36             (0.59)            (0.23)           (0.36)
Year ended 3/31/1999............................      10.00           0.37              0.12              0.49            (0.37)
Year ended 3/31/1998#...........................       9.50           0.40              0.50              0.90            (0.40)
Year ended 3/31/1997............................       9.48           0.42              0.02              0.44            (0.42)

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 276

NATIONS FUNDS

                                                                                     WITHOUT WAIVERS
                                                                                     AND/OR EXPENSE
                                                                                     REIMBURSEMENTS
                                                                                     ---------------
                                           RATIO OF        RATIO OF                     RATIO OF
                             NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
     NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
       VALUE       TOTAL        YEAR      AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
    END OF YEAR   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------
      $10.02       10.38%     $17,408        0.60%(a)        4.87%          11%           1.08%
        9.53       (1.27)      13,064        0.60            4.74           50            1.38
       10.12        5.89        9,719        0.60            4.53           17            1.18
       10.00       10.43        8,138        0.60(a)         4.82           30            1.02
        9.50        5.29        5,550        0.60(a)         4.96           19            1.05
      $10.02       10.11%     $ 1,789        0.85%(a)        4.62%          11%           1.33%
        9.53       (1.50)       1,853        0.83            4.51           50            1.63
       10.12        5.68        2,611        0.80            4.33           17            1.43
       10.00       10.22          483        0.80(a)         4.62           30            1.22
        9.50        5.05          208        0.80(a)         4.76           19            1.25
      $10.02        9.29%     $ 9,178        1.60%(a)        3.87%          11%           2.08%
        9.53       (2.19)      10,285        1.54            3.80           50            2.38
       10.12        5.00       11,348        1.45            3.68           17            2.18
       10.00        9.54       10,052        1.42(a)         4.00           30            1.84
        9.50        4.50       10,182        1.35(a)         4.21           19            1.80
      $10.02        9.29%     $    58        1.60%(a)        3.87%          11%           2.08%
        9.53       (2.29)          60        1.60            3.74           50            2.38
       10.12        4.97            3        1.49            3.64           17            2.18
       10.00        9.64           27        1.33(a)         4.09           30            1.75
        9.50        4.77           72        1.10(a)         4.46           19            1.55

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
KANSAS MUNICIPAL INCOME
PRIMARY A SHARES
Period ended 3/31/2001*#.......     $10.00          $0.46            $0.18              $0.64           $(0.31)         $0.00
INVESTOR A SHARES
Period ended 3/31/2001*#.......     $10.00          $0.47            $0.13              $0.60           $(0.27)         $0.00
INVESTOR B SHARES
Period ended 3/31/2001*#.......     $10.00          $0.33            $0.19              $0.52           $(0.20)         $0.00

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Kansas Municipal Income Primary A, Investor A and Investor B Shares commenced operations on July 17, 2000, August 14, 2000 and August 29, 2000, respectively.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 278

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.31)         $10.33         6.60%     $111,226       0.60%+(a)       4.44%+(a)      17%           0.93%+
   $(0.27)         $10.33         5.66%     $    646       0.85%+(a)       4.19%+(a)      17%           1.18%+
   $(0.20)         $10.32         4.78%     $    262       1.60%+(a)       3.44%+(a)      17%           1.93%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                    OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
MARYLAND INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001#..........     $10.58          $0.51            $ 0.43            $ 0.94           $(0.51)        $   --
Year ended 3/31/2000...........      11.07           0.50             (0.48)             0.02            (0.50)         (0.01)
Year ended 3/31/1999...........      11.01           0.50              0.06              0.56            (0.50)            --
Year ended 3/31/1998...........      10.70           0.51              0.31              0.82            (0.51)            --
Year ended 3/31/1997...........      10.80           0.51             (0.10)             0.41            (0.51)            --
INVESTOR A SHARES
Year ended 3/31/2001#..........     $10.58          $0.48            $ 0.43            $ 0.91           $(0.48)        $   --
Year ended 3/31/2000...........      11.07           0.47             (0.48)            (0.01)           (0.47)         (0.01)
Year ended 3/31/1999...........      11.01           0.48              0.06              0.54            (0.48)            --
Year ended 3/31/1998...........      10.70           0.49              0.31              0.80            (0.49)            --
Year ended 3/31/1997...........      10.80           0.48             (0.10)             0.38            (0.48)            --
INVESTOR B SHARES
Year ended 3/31/2001#..........     $10.58          $0.40            $ 0.43            $ 0.83           $(0.40)        $   --
Year ended 3/31/2000...........      11.07           0.40             (0.48)            (0.08)           (0.40)         (0.01)
Year ended 3/31/1999...........      11.01           0.41              0.06              0.47            (0.41)            --
Year ended 3/31/1998...........      10.70           0.43              0.31              0.74            (0.43)            --
Year ended 3/31/1997...........      10.80           0.45             (0.10)             0.35            (0.45)            --
INVESTOR C SHARES
Year ended 3/31/2001#..........     $10.58          $0.40            $ 0.43            $ 0.83           $(0.40)        $   --
Year ended 3/31/2000...........      11.07           0.39             (0.48)            (0.09)           (0.39)         (0.01)
Year ended 3/31/1999...........      11.01           0.41              0.06              0.47            (0.41)            --
Year ended 3/31/1998...........      10.70           0.43              0.31              0.74            (0.43)            --
Year ended 3/31/1997...........      10.80           0.45             (0.10)             0.35            (0.45)            --

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 280

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                       RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS      NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND           VALUE       TOTAL        YEAR      AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF YEAR   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------
   $(0.51)        $11.01        9.08%     $178,304       0.50%           4.72%          13%           0.71%
    (0.51)         10.58        0.17       169,218       0.50            4.65           21            0.76
    (0.50)         11.07        5.17       183,356       0.50            4.51           22            0.74
    (0.51)         11.01        7.83        84,715       0.50            4.63           12            0.80
    (0.51)         10.70        3.83        63,549    0.50(a)            4.70           10            0.78
   $(0.48)        $11.01        8.81%     $ 17,478       0.75%           4.47%          13%           0.96%
    (0.48)         10.58       (0.06)       16,454       0.73            4.42           21            1.01
    (0.48)         11.07        4.96        17,166       0.70            4.31           22            0.99
    (0.49)         11.01        7.61        15,558       0.70            4.43           12            1.00
    (0.48)         10.70        3.62        14,988    0.70(a)            4.50           10            0.98
   $(0.40)        $11.01        8.01%     $  5,120       1.50%           3.72%          13%           1.71%
    (0.41)         10.58       (0.74)        5,662       1.42            3.73           21            1.76
    (0.41)         11.07        4.33         5,989       1.30            3.71           22            1.74
    (0.43)         11.01        7.07         4,804       1.20            3.93           12            1.50
    (0.45)         10.70        3.31         4,299    1.00(a)            4.20           10            1.28
   $(0.40)        $11.01        8.01%     $    301       1.50%           3.72%          13%           1.71%
    (0.40)         10.58       (0.82)          335       1.50            3.65           21            1.76
    (0.41)         11.07        4.31           561       1.32            3.69           22            1.74
    (0.43)         11.01        7.07           840       1.20            3.93           12            1.50
    (0.45)         10.70        3.31         2,017    1.00(a)            4.20           10            1.28

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                    OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001#..........      $9.53          $0.46            $ 0.55            $ 1.01           $(0.46)        $   --
Year ended 3/31/2000#..........       9.99           0.42             (0.45)            (0.03)           (0.42)         (0.01)
Year ended 3/31/1999...........       9.94           0.43              0.05              0.48            (0.43)         (0.00)##
Year ended 3/31/1998...........       9.41           0.45              0.53              0.98            (0.45)            --
Year ended 3/31/1997...........       9.39           0.46              0.02              0.48            (0.46)            --
INVESTOR A SHARES
Year ended 3/31/2001#..........      $9.53          $0.43            $ 0.56            $ 0.99           $(0.44)        $   --
Year ended 3/31/2000#..........       9.99           0.40             (0.45)            (0.05)           (0.40)         (0.01)
Year ended 3/31/1999...........       9.94           0.41              0.05              0.46            (0.41)         (0.00)##
Year ended 3/31/1998...........       9.41           0.43              0.53              0.96            (0.43)            --
Year ended 3/31/1997...........       9.39           0.44              0.02              0.46            (0.44)            --
INVESTOR B SHARES
Year ended 3/31/2001#..........      $9.53          $0.37            $ 0.54            $ 0.91           $(0.36)        $   --
Year ended 3/31/2000#..........       9.99           0.33             (0.45)            (0.12)           (0.33)         (0.01)
Year ended 3/31/1999...........       9.94           0.35              0.05              0.40            (0.35)         (0.00)##
Year ended 3/31/1998...........       9.41           0.37              0.53              0.90            (0.37)            --
Year ended 3/31/1997...........       9.39           0.39              0.02              0.41            (0.39)            --
INVESTOR C SHARES
Year ended 3/31/2001#..........      $9.53          $0.37            $ 0.53            $ 0.90           $(0.36)        $   --
Year ended 3/31/2000#..........       9.99           0.33             (0.45)            (0.12)           (0.33)         (0.01)
Year ended 3/31/1999...........       9.94           0.34              0.05              0.39            (0.34)         (0.00)##
Year ended 3/31/1998...........       9.41           0.39              0.53              0.92            (0.39)            --
Year ended 3/31/1997...........       9.39           0.42              0.02              0.44            (0.42)            --

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 282

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                       RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS      NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND           VALUE       TOTAL        YEAR      AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF YEAR   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------
   $(0.46)        $10.08       10.90%     $20,029        0.60%(a)        4.74%           25%          1.00%
    (0.43)          9.53       (0.25)      17,587        0.60            4.41            50           1.22
    (0.43)          9.99        4.92       17,033        0.60            4.29            22           1.07
    (0.45)          9.94       10.62        9,049        0.60            4.61            17           1.07
    (0.46)          9.41        5.20        4,596        0.60            4.88            18           1.12
   $(0.44)        $10.08       10.62%     $ 2,679        0.85%(a)        4.49%           25%          1.25%
    (0.41)          9.53       (0.49)       1,781        0.83            4.18            50           1.47
    (0.41)          9.99        4.71        1,751        0.80            4.09            22           1.32
    (0.43)          9.94       10.40        1,902        0.80            4.41            17           1.27
    (0.44)          9.41        4.99        1,409        0.80            4.68            18           1.32
   $(0.36)        $10.08        9.80%     $16,830        1.60%(a)        3.74%           25%          2.00%
    (0.34)          9.53       (1.19)      16,034        1.54            3.47            50           2.22
    (0.35)          9.99        4.03       16,124        1.45            3.44            22           2.07
    (0.37)          9.94        9.72       11,071        1.42            3.79            17           1.89
    (0.39)          9.41        4.42        8,099        1.35            4.13            18           1.87
   $(0.36)        $10.07        9.69%     $   274        1.60%(a)        3.74%           25%          2.00%
    (0.34)          9.53       (1.23)         214        1.60            3.41            50           2.22
    (0.34)          9.99        4.01            3        1.47            3.42            22           2.07
    (0.39)          9.94        9.88            3        1.33            3.88            17           1.80
    (0.42)          9.41        4.73            2        1.10            4.38            18           1.62

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                    OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001#..........     $10.21          $0.49            $ 0.37            $ 0.86           $(0.49)        $   --
Year ended 3/31/2000...........      10.71           0.48             (0.48)             0.00            (0.48)         (0.02)
Year ended 3/31/1999...........      10.70           0.49              0.04              0.53            (0.49)         (0.03)
Year ended 3/31/1998...........      10.34           0.49              0.36              0.85            (0.49)            --
Year ended 3/31/1997...........      10.36           0.47             (0.02)             0.45            (0.47)            --
INVESTOR A SHARES
Year ended 3/31/2001#..........     $10.21          $0.47            $ 0.36            $ 0.83           $(0.46)        $   --
Year ended 3/31/2000...........      10.71           0.46             (0.48)            (0.02)           (0.46)         (0.02)
Year ended 3/31/1999...........      10.70           0.47              0.04              0.51            (0.47)         (0.03)
Year ended 3/31/1998...........      10.34           0.47              0.36              0.83            (0.47)            --
Year ended 3/31/1997...........      10.36           0.45             (0.02)             0.43            (0.45)            --
INVESTOR B SHARES
Year ended 3/31/2001#..........     $10.21          $0.38            $ 0.37            $ 0.75           $(0.38)        $   --
Year ended 3/31/2000...........      10.71           0.39             (0.48)            (0.09)           (0.39)         (0.02)
Year ended 3/31/1999...........      10.70           0.40              0.04              0.44            (0.40)         (0.03)
Year ended 3/31/1998...........      10.34           0.42              0.36              0.78            (0.42)            --
Year ended 3/31/1997...........      10.36           0.42             (0.02)             0.40            (0.42)            --
INVESTOR C SHARES
Year ended 3/31/2001#..........     $10.21          $0.39            $ 0.36            $ 0.75           $(0.38)        $   --
Year ended 3/31/2000...........      10.71           0.38             (0.48)            (0.10)           (0.38)         (0.02)
Year ended 3/31/1999...........      10.70           0.42              0.02              0.44            (0.40)         (0.03)
Year ended 3/31/1998...........      10.34           0.42              0.36              0.78            (0.42)            --
Year ended 3/31/1997...........      10.36           0.42             (0.02)             0.40            (0.42)            --

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 284

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                       RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS      NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND           VALUE       TOTAL        YEAR      AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF YEAR   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------
   $(0.49)        $10.58        8.61%     $180,126       0.50%(a)        4.71%           19%          0.71%
    (0.50)         10.21        0.05       175,650       0.50(a)         4.67            19           0.76
    (0.52)         10.71        5.03       193,398       0.50            4.57            16           0.71
    (0.49)         10.70        8.39       179,729       0.50(a)         4.69            21           0.76
    (0.47)         10.34        4.45        25,855       0.50(a)         4.57            26           0.82
   $(0.46)        $10.58        8.34%     $ 10,332       0.75%(a)        4.46%           19%          0.96%
    (0.48)         10.21       (0.18)        9,684       0.73(a)         4.44            19           1.01
    (0.50)         10.71        4.82        10,099       0.70            4.37            16           0.96
    (0.47)         10.70        8.17         8,572       0.70(a)         4.49            21           0.96
    (0.45)         10.34        4.25         5,723       0.70(a)         4.37            26           1.02
   $(0.38)        $10.58        7.54%     $  5,261       1.50%(a)        3.71%           19%          1.71%
    (0.41)         10.21       (0.87)        5,212       1.41(a)         3.76            19           1.76
    (0.43)         10.71        4.20         6,671       1.30            3.77            16           1.71
    (0.42)         10.70        7.64         6,859       1.20(a)         3.99            21           1.46
    (0.42)         10.34        3.94         6,796       1.00(a)         4.07            26           1.32
   $(0.38)        $10.58        7.54%     $     79       1.50%(a)        3.71%           19%          1.71%
    (0.40)         10.21       (0.95)           88       1.50(a)         3.67            19           1.76
    (0.43)         10.71        4.18           109       1.31            3.76            16           1.71
    (0.42)         10.70        7.64           822       1.20(a)         3.99            21           1.46
    (0.42)         10.34        3.94         1,364       1.00(a)         4.07            26           1.32

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                                   NET REALIZED
                                                    NET ASSET                          AND           NET INCREASE/     DIVIDENDS
                                                      VALUE           NET           UNREALIZED       (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                     OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
NORTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001#...........................     $ 9.52          $0.47            $ 0.47            $ 0.94           $(0.47)
Year ended 3/31/2000#...........................      10.08           0.45             (0.56)            (0.11)           (0.45)
Year ended 3/31/1999............................      10.01           0.45              0.08              0.53            (0.46)
Year ended 3/31/1998............................       9.47           0.47              0.54              1.01            (0.47)
Year ended 3/31/1997............................       9.49           0.47             (0.02)             0.45            (0.47)
INVESTOR A SHARES
Year ended 3/31/2001#...........................     $ 9.52          $0.44            $ 0.48            $ 0.92           $(0.45)
Year ended 3/31/2000#...........................      10.08           0.43             (0.56)            (0.13)           (0.43)
Year ended 3/31/1999............................      10.01           0.43              0.08              0.51            (0.44)
Year ended 3/31/1998............................       9.47           0.45              0.54              0.99            (0.45)
Year ended 3/31/1997............................       9.49           0.45             (0.02)             0.43            (0.45)
INVESTOR B SHARES
Year ended 3/31/2001#...........................     $ 9.52          $0.37            $ 0.47            $ 0.84           $(0.37)
Year ended 3/31/2000#...........................      10.08           0.37             (0.56)            (0.19)           (0.37)
Year ended 3/31/1999............................      10.01           0.38              0.07              0.45            (0.38)
Year ended 3/31/1998............................       9.47           0.39              0.54              0.93            (0.39)
Year ended 3/31/1997............................       9.49           0.40             (0.02)             0.38            (0.40)
INVESTOR C SHARES
Year ended 3/31/2001#...........................     $ 9.51          $0.36            $ 0.49            $ 0.85           $(0.37)
Year ended 3/31/2000#...........................      10.08           0.37             (0.57)            (0.20)           (0.37)
Year ended 3/31/1999............................      10.01           0.37              0.07              0.44            (0.37)
Year ended 3/31/1998#...........................       9.47           0.40              0.54              0.94            (0.40)
Year ended 3/31/1997............................       9.49           0.42             (0.02)             0.40            (0.42)

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 286

NATIONS FUNDS

                                                                                    WITHOUT WAIVERS
                                                                                    AND/OR EXPENSE
                                                                                    REIMBURSEMENTS
                                                          RATIO OF                  ---------------
                                           RATIO OF          NET                       RATIO OF
                             NET ASSETS    OPERATING     INVESTMENT                    OPERATING
     NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
       VALUE       TOTAL        YEAR      AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
    END OF YEAR   RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------
      $ 9.99        10.15%    $ 21,966       0.60%(a)       4.86%          19%           0.98%
        9.52        (0.98)      17,787       0.60(a)        4.74           37            1.13
       10.08         5.39       16,293       0.60(a)        4.57           11            1.00
       10.01        10.86        6,452       0.60(a)        4.78           20            0.93
        9.47         4.84        3,095       0.60(a)        4.95           28            0.94
      $ 9.99         9.88%    $  2,780       0.85%(a)       4.61%          19%           1.23%
        9.52        (1.20)       1,528       0.83(a)        4.51           37            1.38
       10.08         5.20        1,028       0.80(a)        4.37           11            1.25
       10.01        10.64          609       0.80(a)        4.58           20            1.13
        9.47         4.62          594       0.80(a)        4.75           28            1.14
      $ 9.99         9.06%    $ 16,972       1.60%(a)       3.86%          19%           1.98%
        9.52        (1.90)      20,207       1.54(a)        3.80           37            2.13
       10.08         4.53       24,656       1.45(a)        3.72           11            2.00
       10.01         9.96       25,187       1.42(a)        3.96           20            1.75
        9.47         4.06       23,863       1.35(a)        4.20           28            1.69
      $ 9.99         9.18%    $     87       1.60%(a)       3.86%          19%           1.98%
        9.51        (1.99)          54       1.60(a)        3.74           37            2.13
       10.08         4.50            3       1.47(a)        3.70           11            2.00
       10.01        10.07            3       1.33(a)        4.05           20            1.66
        9.47         4.32           18       1.10(a)        4.45           28            1.44

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                  NET REALIZED
                                   NET ASSET                          AND           NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET           UNREALIZED       (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                    OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001#..........     $10.27          $0.52            $ 0.37            $ 0.89           $(0.52)        $   --
Year ended 3/31/2000#..........      10.79           0.51             (0.51)               --            (0.51)         (0.01)
Year ended 3/31/1999...........      10.79           0.51              0.04              0.55            (0.51)         (0.04)
Year ended 3/31/1998...........      10.50           0.52              0.29              0.81            (0.52)          0.00##
Year ended 3/31/1997...........      10.52           0.51             (0.02)             0.49            (0.51)            --
INVESTOR A SHARES
Year ended 3/31/2001#..........     $10.27          $0.49            $ 0.37            $ 0.86           $(0.49)        $   --
Year ended 3/31/2000#..........      10.79           0.49             (0.51)            (0.02)           (0.49)         (0.01)
Year ended 3/31/1999...........      10.79           0.49              0.04              0.53            (0.49)         (0.04)
Year ended 3/31/1998...........      10.50           0.50              0.29              0.79            (0.50)          0.00##
Year ended 3/31/1997...........      10.52           0.49             (0.02)             0.47            (0.49)            --
INVESTOR B SHARES
Year ended 3/31/2001#..........     $10.27          $0.41            $ 0.37            $ 0.78           $(0.41)        $   --
Year ended 3/31/2000#..........      10.79           0.41             (0.51)            (0.10)          (0..41)         (0.01)
Year ended 3/31/1999...........      10.79           0.43              0.04              0.47            (0.43)         (0.04)
Year ended 3/31/1998...........      10.50           0.44              0.29              0.73            (0.44)          0.00##
Year ended 3/31/1997...........      10.52           0.45             (0.02)             0.43            (0.45)            --
INVESTOR C SHARES
Year ended 3/31/2001#..........     $10.27          $0.41            $ 0.37            $ 0.78           $(0.41)        $   --
Year ended 3/31/2000#..........      10.79           0.40             (0.51)            (0.11)           (0.40)         (0.01)
Year ended 3/31/1999...........      10.79           0.42              0.04              0.46            (0.42)         (0.04)
Year ended 3/31/1998...........      10.50           0.44              0.29              0.73            (0.44)          0.00##
Year ended 3/31/1997...........      10.52           0.45             (0.02)             0.43            (0.45)            --

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 288

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                           RATIO OF        RATIO OF                     RATIO OF
        TOTAL                                NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
      DIVIDENDS      NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
         AND           VALUE       TOTAL        YEAR      AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
    DISTRIBUTIONS   END OF YEAR   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
       $(0.52)        $10.64         8.85%    $217,513       0.50%(a)        4.95%           9%           0.70%
        (0.52)         10.27         0.09      204,854       0.50(a)         4.88           14            0.74
        (0.55)         10.79         5.22      239,195       0.50(a)         4.75            9            0.69
        (0.52)         10.79         7.88      253,090       0.50(a)         4.86           16            0.75
        (0.51)         10.50         4.71       48,918       0.50(a)         4.80           13            0.79
       $(0.49)        $10.64         8.58%    $ 18,420       0.75%(a)        4.70%           9%           0.95%
        (0.50)         10.27        (0.14)      17,396       0.73(a)         4.65           14            0.99
        (0.53)         10.79         5.01       18,729       0.70(a)         4.55            9            0.94
        (0.50)         10.79         7.67       13,945       0.70(a)         4.66           16            0.95
        (0.49)         10.50         4.51       10,465       0.70(a)         4.60           13            0.99
       $(0.41)        $10.64         7.78%    $  7,083       1.50%(a)        3.95%           9%           1.70%
        (0.42)         10.27        (0.82)       7,310       1.41(a)         3.97           14            1.74
        (0.47)         10.79         4.39        8,542       1.30(a)         3.95            9            1.69
        (0.44)         10.79         7.13        6,819       1.20(a)         4.16           16            1.45
        (0.45)         10.50         4.19        5,738       1.00(a)         4.30           13            1.29
       $(0.41)        $10.64         7.78%    $  2,175       1.50%(a)        3.95%           9%           1.70%
        (0.41)         10.27        (0.91)       2,755       1.50(a)         3.88           14            1.74
        (0.46)         10.79         4.36        3,102       1.32(a)         3.93            9            1.69
        (0.44)         10.79         7.13        2,698       1.20(a)         4.16           16            1.45
        (0.45)         10.50         4.20        5,089       1.00(a)         4.30           13            1.29

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                    OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
SOUTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001#..........     $ 9.75          $0.48            $ 0.55            $ 1.03           $(0.48)       $      --
Year ended 3/31/2000#..........      10.30           0.46             (0.55)            (0.09)           (0.46)              --
Year ended 3/31/1999...........      10.26           0.49              0.03              0.52            (0.48)              --
Year ended 3/31/1998...........       9.79           0.49              0.47              0.96            (0.49)        (0.00)##
Year ended 3/31/1997...........       9.77           0.49              0.02              0.51            (0.49)              --
INVESTOR A SHARES
Year ended 3/31/2001#..........     $ 9.75          $0.46            $ 0.54            $ 1.00           $(0.46)       $      --
Year ended 3/31/2000#..........      10.30           0.45             (0.55)            (0.10)           (0.45)              --
Year ended 3/31/1999...........      10.26           0.44              0.06              0.50            (0.46)              --
Year ended 3/31/1998...........       9.79           0.47              0.47              0.94            (0.47)        (0.00)##
Year ended 3/31/1997...........       9.77           0.47              0.02              0.49            (0.47)              --
INVESTOR B SHARES
Year ended 3/31/2001#..........     $ 9.75          $0.39            $ 0.55            $ 0.94           $(0.39)       $      --
Year ended 3/31/2000#..........      10.30           0.38             (0.55)            (0.17)           (0.38)              --
Year ended 3/31/1999...........      10.26           0.39              0.04              0.43            (0.39)              --
Year ended 3/31/1998...........       9.79           0.40              0.47              0.87            (0.40)        (0.00)##
Year ended 3/31/1997...........       9.77           0.42              0.02              0.44            (0.42)              --
INVESTOR C SHARES
Year ended 3/31/2001#..........     $ 9.75          $0.39            $ 0.55            $ 0.94           $(0.39)       $      --
Year ended 3/31/2000#..........      10.30           0.38             (0.55)            (0.17)           (0.38)              --
Year ended 3/31/1999#..........      10.26           0.39              0.04              0.43            (0.39)              --
Year ended 3/31/1998...........       9.79           0.42              0.47              0.89            (0.42)        (0.00)##
Year ended 3/31/1997...........       9.77           0.44              0.02              0.46            (0.44)              --

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 290

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                       RATIO OF      RATIO OF NET                   RATIO OF
    TOTAL                                NET ASSETS    OPERATING      INVESTMENT                    OPERATING
  DIVIDENDS      NET ASSET                 END OF      EXPENSES     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND           VALUE       TOTAL        YEAR      TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF YEAR   RETURN++     (000)      NET ASSETS      NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------
   $(0.48)        $10.30       10.90%     $25,908        0.60%(a)        4.87%           8%           0.99%
    (0.46)          9.75       (0.72)      28,784        0.60(a)         4.79           71            1.28
    (0.48)         10.30        5.13       12,793        0.60            4.62            3            1.18
    (0.49)         10.26       10.04        9,455        0.60(a)         4.79            9            0.99
    (0.49)          9.79        5.32        5,113        0.60(a)         4.99           30            1.00
   $(0.46)        $10.29       10.52%     $ 1,057        0.85%(a)        4.62%           8%           1.24%
    (0.45)          9.75       (0.95)         906        0.83(a)         4.56           71            1.53
    (0.46)         10.30        4.92        1,060        0.80            4.42            3            1.43
    (0.47)         10.26        9.82        1,517        0.80(a)         4.59            9            1.19
    (0.47)          9.79        5.12          811        0.80(a)         4.79           30            1.20
   $(0.39)        $10.30        9.80%     $ 8,338        1.60%(a)        3.87%           8%           1.99%
    (0.38)          9.75       (1.65)       8,974        1.54(a)         3.85           71            2.28
    (0.39)         10.30        4.25       10,905        1.44            3.78            3            2.18
    (0.40)         10.26        9.15       10,394        1.42(a)         3.97            9            1.81
    (0.42)          9.79        4.54       12,104        1.35(a)         4.24           30            1.75
   $(0.39)        $10.30        9.80%     $    45        1.60%(a)        3.87%           8%           1.99%
    (0.38)          9.75       (1.71)          41        1.60(a)         3.79           71            2.28
    (0.39)         10.30        4.23           77        1.44            3.78            3            2.18
    (0.42)         10.26        9.29           28        1.33(a)         4.06            9            1.72
    (0.44)          9.79        4.80          247        1.10(a)         4.49           30            1.50

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                    OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
TENNESSEE INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001#..........     $ 9.91          $0.48            $ 0.44            $ 0.92           $(0.48)        $   --
Year ended 3/31/2000#..........      10.46           0.47             (0.54)            (0.07)           (0.47)         (0.01)
Year ended 3/31/1999...........      10.40           0.47              0.06              0.53            (0.47)            --
Year ended 3/31/1998...........      10.08           0.47              0.32              0.79            (0.47)            --
Year ended 3/31/1997...........      10.09           0.46             (0.01)             0.45            (0.46)            --
INVESTOR A SHARES
Year ended 3/31/2001#..........     $ 9.91          $0.45            $ 0.44            $ 0.89           $(0.45)        $   --
Year ended 3/31/2000#..........      10.46           0.44             (0.54)            (0.10)           (0.44)         (0.01)
Year ended 3/31/1999...........      10.40           0.45              0.06              0.51            (0.45)            --
Year ended 3/31/1998...........      10.08           0.45              0.32              0.77            (0.45)            --
Year ended 3/31/1997...........      10.09           0.44             (0.01)             0.43            (0.44)            --
INVESTOR B SHARES
Year ended 3/31/2001#..........     $ 9.91          $0.38            $ 0.44            $ 0.82           $(0.38)        $   --
Year ended 3/31/2000#..........      10.46           0.38             (0.54)            (0.16)           (0.38)         (0.01)
Year ended 3/31/1999...........      10.40           0.38              0.06              0.44            (0.38)            --
Year ended 3/31/1998...........      10.08           0.40              0.32              0.72            (0.40)            --
Year ended 3/31/1997...........      10.09           0.41             (0.01)             0.40            (0.41)            --
INVESTOR C SHARES
Year ended 3/31/2001#..........     $ 9.87          $0.42            $ 0.40            $ 0.82           $(0.38)        $   --
Year ended 3/31/2000#..........      10.45           0.39             (0.57)            (0.18)           (0.39)         (0.01)
Year ended 3/31/1999...........      10.40           0.39              0.05              0.44            (0.39)            --
Year ended 3/31/1998...........      10.08           0.40              0.32              0.72            (0.40)            --
Year ended 3/31/1997...........      10.09           0.42             (0.01)             0.41            (0.42)            --

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 292

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                       RATIO OF        RATIO OF                     RATIO OF
    TOTAL        NET ASSET               NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS        VALUE                   END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND          END OF       TOTAL        YEAR      AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS      YEAR       RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------
   $(0.48)        $10.35         9.53%    $38,928        0.50%(a)        4.77%          10%           0.84%
    (0.48)          9.91        (0.67)     37,736        0.50(a)         4.62           49            0.94
    (0.47)         10.46         5.18      42,826        0.50            4.48           22            0.85
    (0.47)         10.40         7.99      39,091        0.50(a)         4.58           38            0.84
    (0.46)         10.08         4.54       8,869        0.50(a)         4.55           28            0.93
   $(0.45)        $10.35         9.25%    $ 7,945        0.75%(a)        4.52%          10%           1.09%
    (0.45)          9.91        (0.90)      7,810        0.73(a)         4.39           49            1.19
    (0.45)         10.46         4.97       9,242        0.70            4.28           22            1.10
    (0.45)         10.40         7.77       8,061        0.70(a)         4.38           38            1.04
    (0.44)         10.08         4.33       6,840        0.70(a)         4.35           28            1.13
   $(0.38)        $10.35         8.44%    $ 1,448        1.50%(a)        3.77%          10%           1.84%
    (0.39)          9.91        (1.58)      1,783        1.41(a)         3.71           49            1.94
    (0.38)         10.46         4.34       3,007        1.30            3.68           22            1.85
    (0.40)         10.40         7.24       2,924        1.20(a)         3.88           38            1.54
    (0.41)         10.08         4.02       3,050        1.00(a)         4.05           28            1.43
   $(0.38)        $10.31         8.46%    $     3        1.50%(a)        3.77%          10%           1.84%
    (0.40)          9.87        (1.96)          3        1.50(a)         3.62           49            1.94
    (0.39)         10.45         4.28          33        1.11            3.87           22            1.85
    (0.40)         10.40         7.29           3        1.20(a)         3.88           38            1.54
    (0.42)         10.08         4.08           2        1.00(a)         4.05           28            1.43

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                     OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
TENNESSEE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001............................     $ 9.68          $0.49            $ 0.56            $ 1.05           $(0.49)
Year ended 3/31/2000#...........................      10.30           0.47             (0.62)            (0.15)           (0.47)
Year ended 3/31/1999............................      10.22           0.48              0.08              0.56            (0.48)
Year ended 3/31/1998............................       9.70           0.48              0.52              1.00            (0.48)
Year ended 3/31/1997............................       9.68           0.48              0.02              0.50            (0.48)
INVESTOR A SHARES
Year ended 3/31/2001............................     $ 9.68          $0.46            $ 0.56            $ 1.02           $(0.46)
Year ended 3/31/2000#...........................      10.30           0.43             (0.62)            (0.19)           (0.43)
Year ended 3/31/1999#...........................      10.22           0.43              0.11              0.54            (0.46)
Year ended 3/31/1998............................       9.70           0.46              0.52              0.98            (0.46)
Year ended 3/31/1997............................       9.68           0.46              0.02              0.48            (0.46)
INVESTOR B SHARES
Year ended 3/31/2001............................     $ 9.68          $0.39            $ 0.56            $ 0.95           $(0.39)
Year ended 3/31/2000#...........................      10.30           0.38             (0.62)            (0.24)           (0.38)
Year ended 3/31/1999............................      10.22           0.39              0.08              0.47            (0.39)
Year ended 3/31/1998............................       9.70           0.40              0.52              0.92            (0.40)
Year ended 3/31/1997............................       9.68           0.40              0.02              0.42            (0.40)
INVESTOR C SHARES
Year ended 3/31/2001............................     $ 9.68          $0.39            $ 0.56            $ 0.95           $(0.39)
Year ended 3/31/2000#...........................      10.30           0.36             (0.62)            (0.26)           (0.36)
Year ended 3/31/1999#...........................      10.22           0.38              0.09              0.47            (0.39)
Year ended 3/31/1998#...........................       9.70           0.40              0.52              0.92            (0.40)
Year ended 3/31/1997............................       9.68           0.43              0.02              0.45            (0.43)

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 294

NATIONS FUNDS

                                                                                WITHOUT WAIVERS
                                                                                AND/OR EXPENSE
                                                                                REIMBURSEMENTS
                                                                                ---------------
                                       RATIO OF     RATIO OF NET                   RATIO OF
                         NET ASSETS    OPERATING     INVESTMENT                    OPERATING
 NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
   VALUE       TOTAL        YEAR      AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
END OF YEAR   RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------
  $10.24        11.10%    $  4,726       0.60%(a)       4.92%           9%           1.57%
    9.68        (1.36)       5,114       0.60           4.83           34            2.14
   10.30         5.53        5,762       0.60           4.61           40            1.55
   10.22        10.45        4,559       0.60           4.74           19            1.20
    9.70         5.23        2,594       0.60           4.91           31            1.24
  $10.24        10.82%    $  1,706       0.85%(a)       4.67%           9%           1.82%
    9.68        (1.59)       1,357       0.83           4.60           34            2.39
   10.30         5.32          484       0.80           4.41           40            1.80
   10.22        10.23        1,440       0.80           4.54           19            1.40
    9.70         5.02        1,018       0.80           4.71           31            1.44
  $10.24        10.00%    $  3,720       1.60%(a)       3.92%           9%           2.57%
    9.68        (2.28)       4,001       1.54           3.89           34            3.14
   10.30         4.64        4,718       1.45           3.76           40            2.55
   10.22         9.56        4,915       1.42           3.92           19            2.02
    9.70         4.45        5,319       1.35           4.16           31            1.99
  $10.24        10.00%    $    163       1.60%(a)       3.92%           9%           2.57%
    9.68        (2.35)         143       1.60           3.83           34            3.14
   10.30         4.62           68       1.46           3.75           40            2.55
   10.22         9.65           42       1.33           4.01           19            1.93
    9.70         4.71           38       1.10           4.41           31            1.74

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                    OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
TEXAS INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001...........     $10.00          $0.51            $ 0.35            $ 0.86           $(0.51)        $   --
Year ended 3/31/2000...........      10.48           0.49             (0.48)             0.01            (0.49)         (0.00)##
Year ended 3/31/1999...........      10.50           0.49              0.02              0.51            (0.49)         (0.04)
Year ended 3/31/1998...........      10.18           0.49              0.32              0.81            (0.49)            --
Year ended 3/31/1997...........      10.21           0.47             (0.03)             0.44            (0.47)            --
INVESTOR A SHARES
Year ended 3/31/2001...........     $10.00          $0.48            $ 0.35            $ 0.83           $(0.48)        $   --
Year ended 3/31/2000...........      10.48           0.47             (0.48)            (0.01)           (0.47)         (0.00)##
Year ended 3/31/1999...........      10.50           0.47              0.02              0.49            (0.47)         (0.04)
Year ended 3/31/1998...........      10.18           0.47              0.32              0.79            (0.47)            --
Year ended 3/31/1997...........      10.21           0.45             (0.03)             0.42            (0.45)            --
INVESTOR B SHARES
Year ended 3/31/2001...........     $10.00          $0.40            $ 0.35            $ 0.75           $(0.40)        $   --
Year ended 3/31/2000...........      10.48           0.40             (0.48)            (0.08)           (0.40)         (0.00)##
Year ended 3/31/1999...........      10.50           0.41              0.02              0.43            (0.41)         (0.04)
Year ended 3/31/1998...........      10.18           0.42              0.32              0.74            (0.42)            --
Year ended 3/31/1997...........      10.21           0.42             (0.03)             0.39            (0.42)            --
INVESTOR C SHARES
Year ended 3/31/2001...........     $10.00          $0.40            $ 0.35            $ 0.75           $(0.40)        $   --
Year ended 3/31/2000...........      10.48           0.38             (0.48)            (0.10)           (0.38)         (0.00)##
Year ended 3/31/1999#..........      10.50           0.40              0.02              0.42            (0.40)         (0.04)
Year ended 3/31/1998...........      10.18           0.42              0.32              0.74            (0.42)            --
Year ended 3/31/1997...........      10.21           0.42             (0.03)             0.39            (0.42)            --

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 296

NATIONS FUNDS

                                                                                                WITHOUT WAIVERS
                                                                                                AND/OR EXPENSE
                                                                                                REIMBURSEMENTS
                                                                                                ---------------
                                                       RATIO OF     RATIO OF NET                   RATIO OF
    TOTAL                                NET ASSETS    OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS      NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND           VALUE       TOTAL        YEAR      AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF YEAR   RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------


   $(0.51)        $10.35         8.78%    $286,949       0.50%(a)       5.00%           6%           0.70%
    (0.49)         10.00         0.17      326,323       0.50(a)        4.84           33            0.72
    (0.53)         10.48         4.98      391,431       0.50           4.66           22            0.68
    (0.49)         10.50         8.09      385,770       0.50           4.74           19            0.75
    (0.47)         10.18         4.37       24,764       0.50           4.59           34            0.84

   $(0.48)        $10.35         8.52%    $  4,346       0.75%(a)       4.75%           6%           0.95%
    (0.47)         10.00        (0.06)       6,075       0.73(a)        4.61           33            0.97
    (0.51)         10.48         4.77        6,909       0.70           4.46           22            0.93
    (0.47)         10.50         7.87        2,666       0.70           4.54           19            0.95
    (0.45)         10.18         4.17          909       0.70           4.39           34            1.04

   $(0.40)        $10.35         7.71%    $  2,145       1.50%(a)       4.00%           6%           1.70%
    (0.40)         10.00        (0.74)       2,005       1.42(a)        3.92           33            1.72
    (0.45)         10.48         4.15        2,137       1.30           3.86           22            1.68
    (0.42)         10.50         7.34        2,184       1.20           4.04           19            1.45
    (0.42)         10.18         3.87        2,182       1.00           4.09           34            1.34

   $(0.40)        $10.35         7.69%    $      3       1.50%(a)       4.00%           6%           1.70%
    (0.38)         10.00        (0.86)           3       1.50(a)        3.84           33            1.72
    (0.44)         10.48         4.14            3       1.33           3.83           22            1.68
    (0.42)         10.50         7.34          293       1.20           4.04           19            1.45
    (0.42)         10.18         3.87          591       1.00           4.09           34            1.34

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                     OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
TEXAS MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001............................     $ 9.56          $0.49            $ 0.50            $ 0.99           $(0.49)
Year ended 3/31/2000#...........................      10.11           0.48             (0.55)            (0.07)           (0.48)
Year ended 3/31/1999............................      10.04           0.46              0.07              0.53            (0.46)
Year ended 3/31/1998#...........................       9.48           0.48              0.56              1.04            (0.48)
Year ended 3/31/1997............................       9.49           0.48             (0.01)             0.47            (0.48)
INVESTOR A SHARES
Year ended 3/31/2001............................     $ 9.56          $0.47            $ 0.50            $ 0.97           $(0.47)
Year ended 3/31/2000#...........................      10.11           0.45             (0.55)            (0.10)           (0.45)
Year ended 3/31/1999............................      10.04           0.44              0.07              0.51            (0.44)
Year ended 3/31/1998#...........................       9.48           0.46              0.56              1.02            (0.46)
Year ended 3/31/1997............................       9.49           0.46             (0.01)             0.45            (0.46)
INVESTOR B SHARES
Year ended 3/31/2001............................     $ 9.56          $0.39            $ 0.51            $ 0.90           $(0.40)
Year ended 3/31/2000#...........................      10.11           0.39             (0.55)            (0.16)           (0.39)
Year ended 3/31/1999............................      10.04           0.38              0.07              0.45            (0.38)
Year ended 3/31/1998#...........................       9.48           0.39              0.56              0.95            (0.39)
Year ended 3/31/1997............................       9.49           0.40             (0.01)             0.39            (0.40)
INVESTOR C SHARES
Year ended 3/31/2001............................     $ 9.56          $0.39            $ 0.51            $ 0.90           $(0.40)
Year ended 3/31/2000#...........................      10.11           0.38             (0.55)            (0.17)           (0.38)
Year ended 3/31/1999............................      10.04           0.38              0.07              0.45            (0.38)
Year ended 3/31/1998#...........................       9.48           0.40              0.56              0.96            (0.40)
Year ended 3/31/1997............................       9.49           0.43             (0.01)             0.42            (0.43)

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 298

NATIONS FUNDS

                                                                                WITHOUT WAIVERS
                                                                                AND/OR EXPENSE
                                                                                REIMBURSEMENTS
                                                                                ---------------
                                       RATIO OF     RATIO OF NET                   RATIO OF
                         NET ASSETS    OPERATING     INVESTMENT                    OPERATING
 NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
   VALUE       TOTAL        YEAR      AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
END OF YEAR   RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------


  $10.06       10.64%     $ 8,237        0.60%(a)       5.03%          10%           1.37%
    9.56       (0.63)       7,868        0.60(a)        4.95           39            1.75
   10.11        5.41        9,393        0.60           4.59           34            1.25
   10.04       11.12        7,615        0.60(a)        4.83           33            1.07
    9.48        5.00        5,675        0.60(a)        4.99           52            1.03

  $10.06       10.37%     $   340        0.85%(a)       4.78%          10%           1.62%
    9.56       (0.86)         333        0.83(a)        4.72           39            2.00
   10.11        5.20          401        0.80           4.39           34            1.50
   10.04       10.90          419        0.80(a)        4.63           33            1.27
    9.48        4.78          371        0.80(a)        4.79           52            1.23

  $10.06        9.55%     $ 5,142        1.60%(a)       4.03%          10%           2.37%
    9.56       (1.56)       5,569        1.54(a)        4.01           39            2.75
   10.11        4.53        6,828        1.45           3.74           34            2.25
   10.04       10.23        8,804        1.42(a)        4.01           33            1.89
    9.48        4.21       10,090        1.35(a)        4.24           52            1.78

  $10.06        9.55%     $    91        1.60%(a)       4.03%          10%           2.37%
    9.56       (1.62)          84        1.60(a)        3.95           39            2.75
   10.11        4.51           84        1.46           3.73           34            2.25
   10.04       10.31           80        1.33(a)        4.10           33            1.80
    9.48        4.47           73        1.10(a)        4.49           52            1.53

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                    OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001#..........     $10.51          $0.50            $ 0.41            $ 0.91           $(0.50)        $   --
Year ended 3/31/2000#..........      10.98           0.50             (0.47)             0.03            (0.50)         (0.00)##
Year ended 3/31/1999...........      10.92           0.50              0.06              0.56            (0.50)            --
Year ended 3/31/1998...........      10.59           0.51              0.33              0.84            (0.51)            --
Year ended 3/31/1997...........      10.69           0.51             (0.10)             0.41            (0.51)            --
INVESTOR A SHARES
Year ended 3/31/2001#..........     $10.51          $0.48            $ 0.41            $ 0.89           $(0.48)        $   --
Year ended 3/31/2000#..........      10.98           0.47             (0.47)             0.00            (0.47)         (0.00)##
Year ended 3/31/1999#..........      10.92           0.47              0.07              0.54            (0.48)            --
Year ended 3/31/1998...........      10.59           0.49              0.33              0.82            (0.49)            --
Year ended 3/31/1997...........      10.69           0.49             (0.10)             0.39            (0.49)            --
INVESTOR B SHARES
Year ended 3/31/2001#..........     $10.51          $0.40            $ 0.41            $ 0.81           $(0.40)        $   --
Year ended 3/31/2000#..........      10.98           0.40             (0.47)            (0.07)           (0.40)         (0.00)##
Year ended 3/31/1999...........      10.92           0.41              0.06              0.47            (0.41)            --
Year ended 3/31/1998#..........      10.59           0.44              0.33              0.77            (0.44)            --
Year ended 3/31/1997...........      10.69           0.46             (0.10)             0.36            (0.46)            --
INVESTOR C SHARES
Year ended 3/31/2001#..........     $10.51          $0.40            $ 0.41            $ 0.81           $(0.40)        $   --
Year ended 3/31/2000#..........      10.98           0.39             (0.47)            (0.08)           (0.39)         (0.00)##
Year ended 3/31/1999#..........      10.92           0.39              0.08              0.47            (0.41)            --
Year ended 3/31/1998#..........      10.59           0.44              0.33              0.77            (0.44)            --
Year ended 3/31/1997...........      10.69           0.46             (0.10)             0.36            (0.46)            --

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 300

NATIONS FUNDS

                                                                                               WITHOUT WAIVERS
                                                                                               AND/OR EXPENSE
                                                                                               REIMBURSEMENTS
                                                                                               ---------------
                                                       RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL                                NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS      NET ASSET                 END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND           VALUE       TOTAL        YEAR      TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF YEAR   RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------
   $(0.50)        $10.92        8.92%     $252,741       0.50%         4.73%           9%           0.70%
    (0.50)         10.51        0.29       228,698       0.50(a)       4.66           23            0.73
    (0.50)         10.98        5.21       227,299       0.50(a)       4.54            5            0.70
    (0.51)         10.92        8.12       170,969       0.50(a)       4.77           21            0.74
    (0.51)         10.59        3.92       148,701       0.50(a)       4.79           20            0.74
   $(0.48)        $10.92        8.65%     $ 43,655       0.75%         4.48%           9%           0.95%
    (0.47)         10.51        0.06        46,663       0.73(a)       4.43           23            0.98
    (0.48)         10.98        5.00        56,733       0.70(a)       4.34            5            0.95
    (0.49)         10.92        7.91        54,080       0.70(a)       4.57           21            0.94
    (0.49)         10.59        3.71        55,791       0.70(a)       4.59           20            0.94
   $(0.40)        $10.92        7.85%     $  8,859       1.50%         3.73%           9%           1.70%
    (0.40)         10.51       (0.63)        9,073       1.41(a)       3.75           23            1.73
    (0.41)         10.98        4.38        10,296       1.30(a)       3.74            5            1.70
    (0.44)         10.92        7.37         9,643       1.20(a)       4.07           21            1.44
    (0.46)         10.59        3.40        10,516       1.00(a)       4.29           20            1.24
   $(0.40)        $10.92        7.84%     $    817       1.50%         3.73%           9%           1.70%
    (0.39)         10.51       (0.71)          759       1.50(a)       3.66           23            1.73
    (0.41)         10.98        4.36         1,100       1.34(a)       3.70            5            1.70
    (0.44)         10.92        7.37         1,949       1.20(a)       4.07           21            1.44
    (0.46)         10.59        3.40         6,463       1.00(a)       4.29           20            1.24

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                     NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                       VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET      NET ASSET
                                     BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT       VALUE
                                      OF YEAR     INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      END OF YEAR
                                     --------------------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2001#............      $9.45          $0.49            $ 0.37            $ 0.86           $(0.48)        $9.83
Year ended 3/31/2000#............       9.99           0.46             (0.54)            (0.08)           (0.46)         9.45
Year ended 3/31/1999.............       9.95           0.47              0.04              0.51            (0.47)         9.99
Year ended 3/31/1998.............       9.40           0.47              0.55              1.02            (0.47)         9.95
Year ended 3/31/1997.............       9.38           0.48              0.02              0.50            (0.48)         9.40
INVESTOR A SHARES
Year ended 3/31/2001#............      $9.44          $0.45            $ 0.40            $ 0.85           $(0.47)        $9.82
Year ended 3/31/2000#............       9.99           0.39             (0.55)            (0.16)           (0.39)         9.44
Year ended 3/31/1999#............       9.95           0.45              0.04              0.49            (0.45)         9.99
Year ended 3/31/1998#............       9.40           0.45              0.55              1.00            (0.45)         9.95
Year ended 3/31/1997.............       9.38           0.46              0.02              0.48            (0.46)         9.40
INVESTOR B SHARES
Year ended 3/31/2001#............      $9.45          $0.39            $ 0.38            $ 0.77           $(0.39)        $9.83
Year ended 3/31/2000#............       9.99           0.38             (0.54)            (0.16)           (0.38)         9.45
Year ended 3/31/1999.............       9.95           0.38              0.04              0.42            (0.38)         9.99
Year ended 3/31/1998#............       9.40           0.39              0.55              0.94            (0.39)         9.95
Year ended 3/31/1997.............       9.38           0.41              0.02              0.43            (0.41)         9.40
INVESTOR C SHARES
Year ended 3/31/2001#............      $9.45          $0.29            $ 0.48            $ 0.77           $(0.39)        $9.83
Year ended 3/31/2000#............       9.99           0.38             (0.54)            (0.16)           (0.38)         9.45
Year ended 3/31/1999.............       9.95           0.37              0.04              0.41            (0.37)         9.99
Year ended 3/31/1998#............       9.40           0.40              0.55              0.95            (0.40)         9.95
Year ended 3/31/1997.............       9.38           0.43              0.02              0.45            (0.43)         9.40

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 302

NATIONS FUNDS

                                                                  WITHOUT WAIVERS
                                                                  AND/OR EXPENSE
                                                                  REIMBURSEMENTS
                                                                  ---------------
                         RATIO OF     RATIO OF NET                   RATIO OF
           NET ASSETS    OPERATING     INVESTMENT                    OPERATING
             END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
 TOTAL        YEAR      AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------
  9.46%     $19,709         0.60%         5.11%          17%           1.07%
 (0.69)      16,378         0.60          4.87           21            1.35
  5.18       12,992         0.60(a)       4.66           11            1.11
 11.11       11,026         0.59(a)       4.86            9            0.96
  5.44        5,726         0.60(a)       5.10           37            0.98
  9.20%     $ 1,016         0.85%         4.86%          17%           1.32%
 (1.02)         590         0.83          4.64           21            1.60
  4.98          965         0.80(a)       4.46           11            1.36
 10.88        1,222         0.79(a)       4.66            9            1.16
  5.23          726         0.80(a)       4.90           37            1.18
  8.38%     $10,570         1.60%         4.11%          17%           2.07%
 (1.61)      10,608         1.53          3.94           21            2.35
  4.30       13,499         1.45(a)       3.81           11            2.11
 10.21       13,082         1.41(a)       4.04            9            1.78
  4.65       13,972         1.35(a)       4.35           37            1.73
  8.35%     $    54         1.60%         4.11%          17%           2.07%
 (1.58)           3         1.60          3.87           21            2.35
  4.21            3         1.45(a)       3.81           11            2.11
 10.31            3         1.32(a)       4.13            9            1.69
  4.92           45         1.10(a)       4.60           37            1.48

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS

Nations Fund Trust (the "Trust"), Nations Reserves ("Reserves") and Nations Funds Trust ("Funds Trust") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 2001, the Trust offered thirty-four separate portfolios, Reserves offered sixteen separate portfolios and Funds Trust offered five separate portfolios. These financial statements pertain only to the municipal bond portfolios of the Trust, Reserves and Funds Trust: Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, Municipal Income Fund, California Municipal Bond Fund, Florida Intermediate Municipal Bond Fund, Florida Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Georgia Municipal Bond Fund, Kansas Municipal Income Fund, Maryland Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Intermediate Municipal Bond Fund, Texas Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust, Reserves and Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are generally valued by an independent pricing service. These valuations are based upon a matrix system and/or appraisals which take into consideration such factors as yields, prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Boards of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

A Fund's municipal holdings may include obligations of issuers that rely in whole or in part for payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of original issue discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

In November 2000, a revised AICPA Audit and Accounting Guide (the "Guide"), Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require all of the Funds to amortize premium and discount on all fixed income securities. Upon initial adoption, the Funds will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Funds' net asset value but will change the classification between interest income and realized and unrealized gain/loss in the Statements of operations. The Funds expect that the impact of the adoption of this principle will not be material to the financial statements.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it

NATIONS FUNDS
instructs its custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Certain reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. These reclassifications are due to different book and tax accounting for market discount, dividends and use of the tax accounting practice known as equalization.

Reclassifications for the period ended March 31, 2001 were as follows:

                                           INCREASE/
                                          (DECREASE)      INCREASE/
                            INCREASE/    UNDISTRIBUTED    (DECREASE)
                            (DECREASE)        NET        ACCUMULATED
                             PAID-IN      INVESTMENT     NET REALIZED
                             CAPITAL        INCOME       GAIN/(LOSS)
                              (000)          (000)          (000)
                            -----------------------------------------
Short-Term Municipal
  Income..................     $ --          $ 11           $ (11)
Intermediate Municipal
  Bond....................       --           397            (397)
Municipal Income..........       --           197            (197)
California Municipal
  Bond....................      103            --            (103)
Florida Intermediate
  Municipal Bond..........       --             9              (9)
Florida Municipal Bond....       18            85            (103)
Georgia Intermediate
  Municipal Bond..........       --            66             (66)
Georgia Municipal Bond....      (20)           25              (5)
Kansas Municipal Income...        6            79             (85)
Maryland Intermediate
  Municipal Bond..........       --            47             (47)
Maryland Municipal Bond...       --            39             (39)
North Carolina
  Intermediate Municipal
  Bond....................       --            32             (32)
North Carolina Municipal
  Bond....................       --             7              (7)
South Carolina
  Intermediate Municipal
  Bond....................       --             5              (5)
South Carolina Municipal
  Bond....................       --             6              (6)
Tennessee Intermediate
  Municipal Bond..........       --             7              (7)
Tennessee Municipal
  Bond....................       --             7              (7)
Texas Intermediate
  Municipal Bond..........       --            61             (61)

                                           INCREASE/
                                          (DECREASE)      INCREASE/
                            INCREASE/    UNDISTRIBUTED    (DECREASE)
                            (DECREASE)        NET        ACCUMULATED
                             PAID-IN      INVESTMENT     NET REALIZED
                             CAPITAL        INCOME       GAIN/(LOSS)
                              (000)          (000)          (000)
                            -----------------------------------------
Texas Municipal Bond......       --            (8)              8
Virginia Intermediate
  Municipal Bond..........       --            --              --
Virginia Municipal Bond...       (2)            2              --

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of the Trust, Reserves and Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust, Reserves and Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                              ANNUAL RATE
                                              -----------
Short-Term Municipal Income.................     0.30%
Intermediate Municipal Bond and eight
  single-state Intermediate Municipal Bond
  Funds.....................................     0.40%
Municipal Income and ten single-state
  Municipal Bond Funds......................     0.50%

Each of the Trust, Reserves and Funds Trust has entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee

NATIONS FUNDS
from BAAI at the maximum annual rate of 0.07% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust, Reserves and Funds Trust. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust, Reserves and Funds Trust pursuant to agreements with BAAI. For the year ended March 31, 2001, Stephens and BAAI earned 0.04% and 0.11%, respectively, of the Funds' average daily net assets for their co-administration services.

BAAI and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Fund. During the year ended March 31, 2001 and until July 31, 2001, BAAI and/or the sub-adviser and Stephens have agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                              ANNUAL RATE
                                              -----------
Short-Term Municipal Income.................     0.40%
Intermediate Municipal Bond and eight
  single-state Intermediate Municipal Bond
  Funds.....................................     0.50%
Municipal Income and ten single-state
  Municipal Bond Funds......................     0.60%

BNY serves as the custodian of the Trust's, Reserves' and Funds Trust's assets.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. For the year ended March 31, 2001, Bank of America earned approximately $81,493 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the year ended March 31, 2001, the Funds were informed that the distributor received $237,876 in front-end sales charges for sales of Investor A Shares and $175,889 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

No officer, director or employee of Bank of America, BAAI or BACAP, or any affiliate thereof, receives any compensation from the Trust, Reserves and Funds Trust for serving as Trustee or Officer of the Trust, Reserves and Funds Trust.

The Trust's, Reserves' and Funds Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations' Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

Certain Funds have made daily investments of cash balances in Nations Municipal Reserves, a portfolio of Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the year ended March 31, 2001, the Funds earned $2,248,878 in the aggregate from such investments, which is included in interest income.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust, Reserves and Funds Trust each has adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments under the Investor A combined shareholder servicing and distribution plan are limited to 0.25% of Investor A average daily net assets. Payments under the shareholder servicing plan and distribution plan, respectively, for both Investor B and Investor C Shares are limited to 0.25% and 0.75% of each respective class's average daily net assets. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Boards of Trustees, and are

NATIONS FUNDS
charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

During the year ended March 31, 2001, and until July 31, 2001, the annual rates in effect and plan limits, as a percentage of average daily net assets, were and will be as follows:

                                     CURRENT      PLAN
                                      RATE        LIMIT
                                     ------------------
INVESTOR A COMBINED DISTRIBUTION
  AND SHAREHOLDER SERVICING PLAN:
  Municipal Income and California
    Municipal Bond.................   0.25%*      0.25%
  All other Funds..................   0.25%       0.25%
INVESTOR B AND INVESTOR C
  SHAREHOLDER SERVICING PLANS......   0.25%       0.25%
INVESTOR B DISTRIBUTION PLAN:
  Short-Term Municipal Income......   0.75%       0.75%
  Intermediate Municipal Bond and
    the eight single-State
    Intermediate Municipal Bond
    Funds..........................   0.75%       0.75%
  Municipal Income and the eight
    single-state Municipal Bond
    Funds..........................   0.75%       0.75%
  California Municipal Bond........   0.75%**     0.75%
INVESTOR C DISTRIBUTION PLAN.......   0.75%       0.75%

---------------

 * Prior to August 1, 2000 the rate was 0.20%. In addition, a separate shareholder servicing plan has been adopted for Investor A Shares of Short-Term Municipal Income.

** Prior to August 1, 2000 the rate was 0.60%.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the year ended March 31, 2001 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Short-Term Municipal Income.....  $ 76,752     $ 46,773
Intermediate Municipal Bond.....   522,750      172,012
Municipal Income................   427,259      144,654
California Municipal Bond.......    38,371       36,396
Florida Intermediate Municipal
  Bond..........................    38,349       12,696
Florida Municipal Bond..........    10,229       12,157
Georgia Intermediate Municipal
  Bond..........................    13,050       14,182
Georgia Municipal Bond..........     3,926        2,740
Kansas Municipal Income.........    17,637       26,872

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Maryland Intermediate Municipal
  Bond..........................    38,163       24,625
Maryland Municipal Bond.........  $  8,860     $  8,851
North Carolina Intermediate
  Municipal Bond................    46,563       34,863
North Carolina Municipal Bond...     7,582        7,202
South Carolina Intermediate
  Municipal Bond................    33,403       20,384
South Carolina Municipal Bond...     2,779        8,217
Tennessee Intermediate Municipal
  Bond..........................     4,722        4,701
Tennessee Municipal Bond........       878        1,809
Texas Intermediate Municipal
  Bond..........................    17,051       59,122
Texas Municipal Bond............     1,260        3,192
Virginia Intermediate Municipal
  Bond..........................    42,412       25,493
Virginia Municipal Bond.........     5,143        4,893

There were no purchases and sales of long-term U.S. government securities for the year ended March 31, 2001.

5.  SHARES OF BENEFICIAL INTEREST

As of March 31, 2001, an unlimited number of shares of beneficial interest without par value were authorized for each of the Trust, Reserves and Funds Trust. The Trust's, Reserves' and Funds Trust's Declarations of Trust authorize the Boards of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  LINES OF CREDIT

The Trust, Reserves and Funds Trust each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At March 31, 2001, there were no loans outstanding under this Agreement. For the year ended March 31,

NATIONS FUNDS

2001, borrowings by the Funds under the Agreement were as follows:

                                      AVERAGE
                                      AMOUNT       AVERAGE
                                    OUTSTANDING    INTEREST
               FUND                    (000)         RATE
-----------------------------------------------------------
Short-Term Municipal Income.......      $ 9          6.85%
Intermediate Municipal Bond.......       28          6.93
Municipal Income..................       11          6.64
California Municipal Bond.........       19          6.75
Florida Intermediate Municipal
  Bond............................       15          7.00
Florida Municipal Bond............        5          6.68
Georgia Intermediate Municipal
  Bond............................        4          6.95
Georgia Municipal Bond............        2          7.04
Kansas Municipal Income...........       51          6.80
Maryland Municipal Bond...........        1          7.02
North Carolina Intermediate
  Municipal Bond..................        4          7.03
North Carolina Municipal Bond.....        7          7.02
South Carolina Intermediate
  Municipal Bond..................       39          6.48
South Carolina Municipal Bond.....        9          6.52
Tennessee Intermediate Municipal
  Bond............................        3          6.85
Tennessee Municipal Bond..........        4          6.96
Texas Intermediate Municipal
  Bond............................       77          6.89
Texas Municipal Bond..............        2          6.64

The average amount outstanding was calculated based on daily balances in the period.

The Trust, Reserves and Funds Trust also participated with other Nations Funds in a committed line of credit provided by BNY that was terminated on December 7, 2000. Interest on borrowings under the committed line was payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit was charged, of which each Fund paid its pro rata share. This fee was paid quarterly in arrears. Each participating Fund was required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the period ended December 7, 2000, there were no borrowings by the Funds under the committed line of credit.

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 2001, the following Funds had available for federal income tax purposes the following unused capital losses expiring March 31:

                                                      2002    2003    2004    2005    2006    2007     2008     2009
                        FUND                          (000)   (000)   (000)   (000)   (000)   (000)   (000)    (000)
---------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income.........................    --      --    $ 25      --      --      --        --   $  360
Intermediate Municipal Bond.........................    --      --      --      --      --      --    $2,425      347
Municipal Income....................................    --      --      --      --      --      --     1,402      734
Florida Intermediate Municipal Bond.................    --      --     498    $ 22      --      --       717       24
Georgia Intermediate Municipal Bond.................    --      --      --      --      --      --       516      608
Georgia Municipal Bond..............................    --    $189      --      --      --      --       249      543
Maryland Intermediate Municipal Bond................    --      --      --      --      --      --       209    1,179
Maryland Municipal Bond.............................    --      --      --      --      --      --       149      614
North Carolina Intermediate Municipal Bond..........    --      --      --      --      --      --       366    1,511
North Carolina Municipal Bond.......................  $208     425      --     207      --      --        --      769
South Carolina Intermediate Municipal Bond..........    --      --      --      --      --      --        24      530
South Carolina Municipal Bond.......................    --      --      --      --     $15      --       112      454
Tennessee Intermediate Municipal Bond...............    --      --      --      --      --      --       315       43
Tennessee Municipal Bond............................    --      25      --      --      --      --        64       10
Texas Intermediate Municipal Bond...................    --      --      --      --      --      --     1,036    3,460
Texas Municipal Bond................................    92     132      --      --      --      --        75       87
Virginia Intermediate Municipal Bond................    --      --      --      --      --      --       232    1,953
Virginia Municipal Bond.............................   326      77      12      63      --      --       139      294

NATIONS FUNDS

During the year ended March 31, 2001, the following Funds utilized capital losses as follows:

                                                              CAPITAL
                                                               LOSSES
                                                              UTILIZED
FUND                                                           (000)
----------------------------------------------------------------------
North Carolina Municipal Bond...............................    $27

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2001, the following Funds elected to defer losses occurring between November 1, 2000 and March 31, 2001 under these rules:

                                                              POST-OCTOBER
                                                                CAPITAL
                                                                 LOSSES
                                                                DEFERRED
FUND                                                             (000)
--------------------------------------------------------------------------
Short-Term Municipal Income.................................      $ 14
Intermediate Municipal Bond.................................       907
Florida Intermediate Municipal Bond.........................       138
Georgia Intermediate Municipal Bond.........................        15
Maryland Municipal Bond.....................................         *
South Carolina Municipal Bond...............................       119

---------------
          * Amount represents less than $500.

8.  REORGANIZATIONS

    ACQUISITION OF PACIFIC HORIZON FUNDS

On May 14, 1999, the Municipal Income Fund (the "Acquiring Fund"), acquired the assets and assumed the liabilities of the Pacific Horizon National Municipal Bond Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                         TOTAL NET ASSETS
  TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
  OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
       (000)               (000)               (000)                  (000)
  ----------------------------------------------------------------------------------
      $19,123            $664,545            $683,668                 $621

On May 21, 1999, the California Municipal Bond Fund, a newly established portfolio, acquired the assets and assumed the liabilities of the Pacific Horizon California Municipal Bond Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of California Municipal Bond Fund in an amount equal to the value of the outstanding shares of the Pacific Horizon California Municipal Bond Fund. The financial statements of the California Municipal Bond Fund reflect the historical financial results of the Pacific Horizon California Municipal Bond Fund prior to the reorganization.

  PACIFIC HORIZON FUND SHARE CLASS   CORRESPONDING RESERVES SHARE CLASS
  ---------------------------------------------------------------------
  California Municipal Bond          Nations California Municipal Bond
    A Shares                           Investor A Shares
    B Shares                           Investor B Shares

NATIONS FUNDS

CONVERSION OF COMMON TRUST FUNDS

On July 14, 2000, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds, managed by Bank of America, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                                     TOTAL NET ASSETS
                                              TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
                                              OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    UNREALIZED APPRECIATION
   ACQUIRING FUND         ACQUIRED FUND            (000)               (000)               (000)                  (000)
--------------------------------------------------------------------------------------------------------------------------------
Intermediate           Boatmen's Trust
Municipal Bond         Company Intermediate
                       Tax-Exempt Bond Fund       $203,437           $854,161           $1,057,598               $   175
Intermediate           Bank IV Kansas U.S.
Municipal Bond         Tax Exempt Bond Fund         24,435            854,161              878,596                    74
Intermediate           BCA High Grade Tax
Municipal Bond         Exempt Bond Fund            126,314            854,161              980,475                 1,523
Municipal Income       Boatmen's Trust
                       Company Tax Exempt
                       Bond Fund                   332,899            588,608              921,507                12,881

On July 14, 2000, the Kansas Municipal Income Fund, a newly established portfolio, acquired the assets and assumed the liabilities of the Bank of America Common Trust Kansas Tax Exempt Fund, a common trust fund managed by Bank of America, pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of the Kansas Municipal Income Fund in an amount equal to the outstanding shares of the Bank of America Common Trust Kansas Tax Exempt Fund.

9.  SUBSEQUENT EVENT

On April 5, 2001, BAAI and BACAP reorganized into successor entities named Banc of America Advisors, LLC and Banc of America Capital Management, LLC, respectively. The successor entities are organized as limited liability companies under the laws of the State of North Carolina.

NATIONS FUNDS
  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF NATIONS FUNDS

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, Nations Municipal Income Fund, Nations California Municipal Bond Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Kansas Municipal Income Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Texas Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund (constituting part of Nations Fund Trust, Nations Reserves and Nations Funds Trust, hereafter collectively referred to as the "Funds") at March 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
May 16, 2001

NATIONS FUNDS
  TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2001, all of the distributions made from net investment income of the Nations Municipal Bond Funds are tax exempt for Federal income tax purposes. A portion of the income may be subject to Federal Alternative Minimum Tax.

For the fiscal year ended March 31, 2001, the amount of long-term capital gains designated by the Trust, Reserves and Funds Trust were as follows:

FUND                                                           TOTAL
----------------------------------------------------------------------
California Municipal Bond...................................  $551,008
Florida Municipal Bond......................................   176,431
Kansas Municipal Income.....................................    21,005

                      (This page intentionally left blank)

THE NATIONS FUNDS FAMILY OF FUNDS
A spectrum of fund choices for building a total asset-allocation strategy


LOWER RISK/REWARD POTENTIAL

MONEY MARKET FUNDS
Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS
INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations U.S. Government Bond Fund
Nations Government Securities Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, KS,
MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS
GROWTH FUNDS
Nations Financial Services Fund
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund
Nations Blue Chip Fund

GROWTH AND INCOME FUNDS
Nations Marsico Growth & Income Fund
Nations Value Fund
Nations Classic Value Fund
Nations Equity Income Fund
Nations Asset Allocation Fund
Nations Balanced Assets Fund
Nations Convertible Securities Fund


INTERNATIONAL/GLOBAL FUNDS
Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund

HIGHER RISK/REWARD POTENTIAL

     INDEX FUNDS
     Nations Managed Index Fund
     Nations LargeCap Index Fund
     Nations MidCap Index Fund
     Nations SmallCap Index Fund

     ASSET ALLOCATION PORTFOLIOS
     Nations LifeGoal Balanced Growth Portfolio
     Nations LifeGoal Growth Portfolio
     Nations LifeGoal Income and Growth Portfolio

MUNIAR (3/01)